Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account

Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life One

Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life Two

Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account Five

ITT Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account Two

ITT Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account Five

ITT Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life One

ITT Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life Two

* Putnam VT Asia Pacific Growth Fund
* Putnam VT Diversified Income Fund
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Growth Fund
* Putnam VT Growth and Income Fund
* Putnam VT High Yield Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT U.S. Government and High Quality
  Bond Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Voyager Fund

A series of mutual fund portfolios for variable insurance investors offered in conjunction with the Hartford Life Insurance Companies

ANNUAL REPORT
December 31, 1996

[Putnam Logo]

BOSTON * LONDON * TOKYO



To the contract-holders and policy-owners of Putnam Capital Manager Trust Separate Accounts

The positive economic conditions that led global equities to outperform fixed-income securities during the first six months of 1996 largely continued through the latter half of Putnam Capital Manager Trust's fiscal year. For the 12 months ended December 31, 1996, U.S. stocks led world equity performance. With foreign economic cycles continuing to lag the U.S. cycle, international bonds outperformed the U.S. fixed-income market during the period. As always, each country's markets responded to the unique interplay of economic, political, and interest-rate conditions. Putnam's teamwork approach to portfolio management once again enhanced the ability of analysts and portfolio managers to seek the maximum advantage from the investment opportunities in each market.

EQUITIES
* United States Despite an eleventh-hour tumble, the U.S. stock market finished 1996 with a second straight year of stellar performance. Driven by a positive environment of low inflation, relatively low, stable interest rates, and solid economic growth, healthy corporate earnings propelled many stock market indexes to new highs during the year. A rather sharp correction in July influenced market psychology, however, as higher-quality large companies seized center stage. Late in the fourth quarter, the market rotated once again toward large-capitalization value stocks. During 1996, the best-performing sectors were technology, energy, and financial; fund management maintained healthy exposures to these sectors. Utilities dramatically underperformed in 1996; this sector remains underweighted in the domestic portfolios.

* Europe Led by the United Kingdom, European stock markets performed well over the period. Exchanges in Germany, France, and Denmark experienced strong performance. Generally, continental markets benefited from conditions similar to those that prevailed in the United States: low inflation, stable interest rates, and increasing political consensus on fiscal responsibility. On the corporate side, many European corporations are also reaping the rewards of restructuring and efforts to boost competitiveness -- changes reminiscent of those that have underpinned the sustained U.S. market advance.

* Pacific Rim In contrast to European markets, which generally moved in concert during the period, Asian equity returns varied from country to country. Of the major global economies, Japan's showed the weakest recovery. Accordingly, the Japanese stock market underperformed, giving back more than its earlier gains. Hong Kong remained one of the world's leading performers, with both Australia and Malaysia turning in solid performance as well. Smaller equity markets including Thailand, Indonesia, Korea, and Singapore floundered, although these markets remain attractive over the longer term.

FIXED INCOME
* United States As the U.S. economy expanded through much of the year, corporate earnings continued to grow, as did investors' fears of inflation. In turn, inflation fears dealt a blow to the U.S. bond market, particularly restraining performance of Treasury securities for a portion of the year. Lack of momentum in the Treasury market led bond investors to look elsewhere for yield. Consequently, corporate, asset-backed, and mortgage-backed securities all outperformed Treasuries throughout the year. Toward the end of the period, the U.S. fixed-income market appeared to be settling down.

* Global International bond markets delivered generally positive returns during the fiscal year. In Europe, fixed-income markets were buoyed by the improving outlook for European Monetary Union (EMU), while the Japanese bond market posted mixed returns amid shifting signals about the strength of Japan's economic recovery. Europe's higher-yielding bond markets maintained their rally, with Italy, Spain, and Sweden leading the pack. Dollar-bloc markets outside the United States, including Canada and Australia, were also among the period's top performers. Emerging fixed-income markets sustained their long-running rally throughout the year.

* High Yield With the U.S. economy continuing to show strength, high-yield corporate bonds once again led the way with superior performance for the period. Issues from growth-oriented companies in sectors including telecommunications, media, and radio provided the best returns as the new telecommunications deregulation law exerted a positive influence on this portion of the high-yield market. Provisions of the new legislation have begun to stimulate high-yield borrowing among companies seeking to expand beyond their traditional service base. In addition, the legislation has produced a rise in merger and acquisition activity, which likewise has benefited many high-yield issuers. Outside the telecommunications industry, specialty retail and gaming sectors also performed well.

SUB-ACCOUNT PERFORMANCE SUMMARY
------------------------------------------------------------------------------------------------
Total return            PCM          PCM              PCM                PCM         PCM
at unit value           Asia         Diversified      Global             Global      Growth
(as of 12/31/96)*       Pacific      Income           Asset Alloca-      Growth      and Income
                        Growth       Fund             tion Fund          Fund        Fund
                        Fund
------------------------------------------------------------------------------------------------
1 year                  7.58%         7.30%            14.02%            15.58%       20.22%
 ................................................................................................
5 years                  --           --               63.69             65.15        95.58
 ................................................................................................
  annualized             --           --               10.36             10.55        14.36
 ................................................................................................
Life (since 2/1/88)     9.03+        21.27++          129.02             72.94+++    227.03
 ................................................................................................
  annualized            5.32          6.02              9.74              8.56        14.21
------------------------------------------------------------------------------------------------
Total return            PCM          PCM              PCM                PCM         PCM
at CDSC                 Asia         Diversified      Global             Global      Growth
(as of 12/31/96)*       Pacific      Income           Asset Alloca-      Growth      and Income
                        Growth       Fund             tion Fund          Fund        Fund
                        Fund
------------------------------------------------------------------------------------------------
1 year                  2.18%         4.52%             8.61%            10.18%       14.82%
 ................................................................................................
5 years                  --            --              60.08             61.55        91.99
 ................................................................................................
  annualized             --            --               9.87             10.07        13.93
 ................................................................................................
Life (since 2/1/88)     3.63+        16.77++          129.02             71.14+++    227.03
 ................................................................................................
  annualized            2.16          4.82              9.73              8.39        14.21
------------------------------------------------------------------------------------------------


SUB-ACCOUNT PERFORMANCE SUMMARY (Continued)
---------------------------------------------------------------------------------------------------
Total return            PCM        PCM         PCM           PCM            PCM             PCM
at unit value           High       Money       New           U.S. Govt      Utilities       Voyager
(as of 12/31/96)*       Yield      Market      Oppor-        and High       Growth and      Fund
                        Fund       Fund        tunities      Quality        Income
                                               Fund          Bond Fund      Fund
---------------------------------------------------------------------------------------------------
1 year                   11.24%     3.64%       8.64%         0.99%         14.19%           11.40%
 ....................................................................................................
5 years                  75.40     14.32         --          33.13           --              96.12
 ....................................................................................................
  annualized             11.89      2.71         --           5.89           --              14.42
 ....................................................................................................
Life (since 2/1/88)     126.82     42.90       66.35**       86.31          60.72++++       262.28
 ....................................................................................................
  annualized              9.62      4.08       21.00          7.22          10.69            15.52
---------------------------------------------------------------------------------------------------
Total return            PCM        PCM         PCM           PCM            PCM             PCM
at unit value           High       Money       New           U.S. Govt      Utilities       Voyager
(as of 12/31/96)*       Yield      Market      Oppor-        and High       Growth and      Fund
                        Fund       Fund        tunities      Quality        Income
                                               Fund          Bond Fund      Fund
---------------------------------------------------------------------------------------------------
1 year                  5.84%      -1.76%       3.24%        -4.41%          8.79%           6.00%
 ....................................................................................................
5 years                71.80       10.72         --          29.53           --              92.52
 ....................................................................................................
  annualized           11.43        2.06         --           5.31           --              14.00
 ....................................................................................................
Life (since 2/1/88)   126.82       42.90       61.85**       86.31          57.12++++       262.28
 ....................................................................................................
  annualized            9.62        4.08       19.77          7.22          10.16            15.52
---------------------------------------------------------------------------------------------------


*   This performance summary and the unit value and performance data included in the following subaccount discussions apply only to Putnam Capital Manager Trust annuity contracts. Performance data for variable life insurance policies are not included.

    All total return figures at CDSC are for subaccounts of the Hartford Life Insurance Company Separate
    Account and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures at CDSC reflect deductions for the applicable contingent deferred sales charge. The CDSC starts at 6% and declines to 0% over 8 years. The underlying mutual funds were active before the effective dates for other separate accounts. Performance data represent past results, with no adjustments made for taxes on reinvested distributions payable upon withdrawal. Future unit values and investment returns may vary so an investor's units, when redeemed, may be worth more or less than their original cost. Performance for other separate accounts will differ.

+   Commencement of operations:  May 1, 1995.

++  Commencement of operations: September 15, 1993.

+++   Commencement of operations: May 2, 1994.

**    Commencement of operations: May 1, 1990.

++++  Commencement of operations: May 4, 1992.



PCM Asia Pacific Growth Fund
Sub-Account

The performance of Asian and Pacific Rim stock markets varied considerably from country to country during 1996. Strength in Hong Kong, Australia, and Malaysia contrasted with weakness in Thailand, Japan, and Singapore. PCM Asia Pacific Growth Fund subaccount performance, like the performance of most comparable Asia Pacific portfolios, reflects these disparities. Total return for the 12 months ended December 31, 1996 was 7.58% at unit value.

Three factors affected the region most heavily in recent months. First, business confidence in Japan was generally weak, underscoring the fragile state of the country's economic recovery. Second, because of the close relationship between U.S. interest rates and the Hong Kong economy, relatively stable U.S. interest rates exerted a favorable influence there. Finally, a slowdown in the smaller Southeast Asian economies was evident.

Over the past several months, fund management's moderate optimism about progress in both Japan's economy and stock market has gradually faded. Strength in such areas as retail sales and housing starts was at least partially caused by spending in anticipation of a planned sales tax increase. Meanwhile, corporate profits and consumer consumption have declined, institutional investors are favoring bonds over stocks, and business confidence has fallen. With the Japanese market more than giving back its spring 1996 gains during the summer, the portfolio's underweight position once again helped boost subaccount performance overall.

Fund management remains optimistic about Hong Kong's future, and recently added to the portfolio's holdings there. As the July 1997 transfer of rule over Hong Kong from Great Britain to China approaches, indications are that the changeover will be fairly smooth. Equities are reaping the benefits of this situation, and some portfolio holdings have risen substantially in value. To the south, Australia was also buoyant. Australian banks in particular have benefited from lower interest rates and corporate restructuring. Fund management remains less enthusiastic about some of the region's smaller stock markets and recently reduced holdings in Indonesia and Thailand, redeploying those assets to Hong Kong. This move proved judicious, since these markets subsequently floundered.

In the coming months, a number of Asian and Pacific stock exchanges appear poised for continued strength, while others will require watchful attention. However, regardless of any short-term difficulties, various regional stock markets may encounter, fund management continues to believe that the Pacific Rim remains one of the world's premier areas for long-term investors.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located in Asia and the Pacific Basin
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $10.90
-------------------------------------------------------------------

Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.

PCM Diversified Income Fund
Sub-Account

Once again, PCM Diversified Income Fund subaccount's trisector investment approach demonstrated the value of diversification across a wide spectrum of the world's bond markets. The subaccount's high-yield bond sector led performance, followed by the international bond sector and the U.S. government sector. Total return at unit value was 7.30% for the 12 months ended December 31, 1996.

As high-yield corporate bonds responded positively to continued economic strength, the growth-oriented companies represented in this sector were among the fund's best-performing holdings. During the period, management continued to reduce the fund's allocation to core cyclical issues, so-called because their performance tends to rise and fall along with the pace of economic growth. At the same time, the fund's managers added to the portfolio's holdings of growth-oriented companies in sectors such as telecommunications and media. The fund also prospered from its high-yield investments in the banking industry.

In the portfolio's international sector, markets delivered generally positive returns. An emphasis on country selection and currency management, rather than on duration management allowed the subaccount to derive superior returns from its international holdings. European bonds maintained their rally, and a focus on bonds in Italy and Spain proved especially rewarding. Holdings in Canada and Australia also performed well. An increased allocation to emerging markets also provided robust gains during the period. The fund's currency strategy involved hedging international bonds back to the U.S. dollar to protect the fund's value from losses resulting from currency fluctuations.

In the U.S. government sector, rising interest rates prompted fund management to shorten duration and move the portfolio to a greater allocation of mortgage-backed investments. Duration is a measure of the price sensitivity of a portfolio of bonds to changes in interest rates. When interest rates decline, bond prices generally rise, and a relatively long duration enables the fund to capture a greater portion of that price appreciation. By midyear, mortgage-backed securities were still outperforming U.S. Treasury issues. In the latter months of the period, falling rates prompted fund management to extend duration as still well-acting mortgage-backed securities continued to add to positive performance.

In coming months, fund management expects that moderate economic growth, low inflation, and interest rates that move within a relatively limited range will continue to favor most sectors. Regardless of whether this scenario remains intact or changes somewhat, the fund's emphasis on diversification across the world's fixed-income markets should continue to serve it well.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with preservation of capital
-------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across three sectors of the bond market -- U.S. government securities, high-yield bonds and international instruments
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $12.13
-------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities. Foreign investments may be subject to certain risks, such as currency fluctuations and political developments, that are not present with domestic investments.

PCM Global Asset Allocation Fund
Sub-Account

PCM Global Asset Allocation Fund subaccount turned in solid performance for fiscal 1996 as stock and bond markets worldwide evidenced generally positive performance and market conditions. For the 12 months ended December 31, 1996, the subaccount tallied a total return of 14.02% at unit value.

Despite a selloff in July, the U.S. stock market continued its upward march throughout fiscal 1996. July's downturn did influence investor psychology, however, as higher-quality large and midsize growth companies seized center stage in the second half of the year. The overall strength of the equity market, as well as this favorable climate for large-company growth stocks, contributed to the equity portfolio's positive performance.

The U.S. bond market, on the other hand, was generally weak throughout the year, reflecting investors' concerns over anticipated interest-rate changes that had not come to pass by the year's end. Among the fixed-income sectors, high-yield corporate bonds were the clear leaders once again as improved corporate profitability bolstered the creditworthiness of many issuers. At the same time, investor demand for these investments remained strong, creating a favorable market dynamic.

The U.S. government sector lagged throughout the year, although extended durations and a greater allocation to mortgage-backed securities benefited portfolio performance as interest rates declined. Duration is a measure of the price sensitivity of a portfolio of bonds. The longer the duration, the greater the opportunity for sharing in a market advance during periods of falling rates.

In the international sector, the stock markets of Europe, led by U.K. equities, continued to gain in response to growing investor demand. Of the major global economies, Japan's showed the weakest recovery. This point was reflected in the underperformance of Japanese equities, which more than gave back their spring gains over the summer. The portfolio's underweight position in Japanese securities once again helped lift subaccount performance overall.

With economies abroad generally lagging that of the United States, international bonds outperformed the U.S. fixed-income market during the period. Higher-yielding European bonds were star performers. The portfolio benefited from its holdings in these markets, along with favorable currency hedges.

Fund management expects that current trends should hold steady, although the U.S. stock market may show some volatility. Management also believes that many international stock markets are poised for strong performance, while foreign bond markets may come under increasing pressure as the global economic recovery moves forward. With its flexible strategy and diversified global mix of stocks and fixed-income securities, management believes the fund is well positioned for what may lie ahead.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
-------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock and bond markets
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $22.90
-------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations and political developments, that are not present with domestic investments.

PCM Global Growth Fund
Sub-Account

Bolstered by the ongoing rally in U.S. equities and by broadly positive conditions in markets in Europe and Asia, PCM Global Growth Fund subaccount once again enjoyed a strong fiscal year. Many of the stocks held in the portfolio outperformed their local stock market indexes and several registered exceptional absolute gains. Strategic country allocations and well-planned currency hedges also helped performance for the period, as did superior performance from U.S. equities, which accounted for about a quarter of the portfolio. For the 12 months ended December 31, 1996, the subaccount tallied a total return of 15.58% at unit value.

As the U.S. stock market extended its rally after the November election, most world markets followed suit, recovering from a weak October to finish 1996 on a firm note. The exception was Japan, where the economy was stalled and growth in corporate profits has slowed. With the Japanese market more than giving back its spring 1996 gains during the summer, the portfolio's underweighted position once again helped the subaccount's performance overall.

Elsewhere in the Pacific Basin, the fund's managers continue to favor Hong Kong, but they are not yet ready to rebuild portfolio weightings in Malaysia and Singapore. Their caution toward the smaller regional stock markets of Indonesia, Korea, and Thailand proved judicious as these markets floundered, but they are prepared to take advantage of investment opportunities if their research uncovers attractively priced stocks for the longer term. The fund's Australian holdings performed well in recent months, and management expects to add to holdings there as opportunities arise.

Many Western European markets including Germany, France, Denmark, and Sweden performed very well over the fund's fiscal year. For the most part, the fund's European strategy was on target, although an underweight position in the United Kingdom was unfortunate as that stock market recovered from its earlier underperformance to tally excellent returns for the period. Overweight allocations in the Netherlands, Ireland, and Sweden contributed positively to fund returns. Stock selection also played a key role in the superior performance of several holdings in France, Ireland, and the Netherlands.

Currency hedges also boosted fund returns. Although the U.S. dollar weakened in July and August, it recovered strongly in September. The portfolio's defensive currency hedges, which had helped mitigate the negative effect of the dollar's strength, were kept in place during the period.

A stable interest-rate and low-inflation environment has supported many international stock markets thus far, and while unforeseen occurrences, of course, could alter this scenario at any time, management remains upbeat about prospects for global equities as the fund begins its new fiscal year.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $17.29
-------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations and political developments, that are not present with domestic investments.

PCM Growth and Income Fund
Sub-Account

The 12 months ended December 31, 1996, are likely to stand out in the memories of equity investors for their combination of market volatility and record-breaking stock market surges. As different market sectors shifted in and out of favor, PCM Growth and Income Fund subaccount once again demonstrated the rewards of a solid, value-oriented approach to stock selection. The subaccount's fiscal 1996 performance owes much to its holdings in the financial, pharmaceutical, and technology sectors. For the 12 months ended December 31, 1996, the subaccount tallied a total return of 20.22% at unit value.

The portfolio's overweight position in bank stocks proved beneficial as this sector outperformed many others -- a somewhat surprising outcome for this interest-rate-sensitive industry. It was, after all, in the first half of the fiscal year that the U.S. bond market experienced the sharpest one-day decline in its history. Nevertheless, bank stocks delivered strong performance for the year, due in large part to industry consolidation that enhanced revenues and reduced costs.

Although the largely growth-oriented companies in the technology sector are not typically represented in a value-oriented portfolio such as this one, fund management discovered a number of value investing opportunities in technology during 1996. Early in the calendar year, and then again in July, sharp market downturns battered many technology stocks. Fund management took advantage of these situations to add technology holdings, many of which subsequently leaped in value during the period.

During the first half of fiscal 1996, the retail and automotive industries performed strongly. However, in a clear demonstration of the shifting 1996 equity market, these two sectors were disappointing during the fiscal year's second half. Although automotive stocks underperformed, fund management continues to believe that a number of automotive companies -- including those held in this portfolio -- are undergoing changes that will improve their earnings potential. In the retail sector, a few holdings contributed favorably to performance over the second half despite underperformance for the sector as a whole.

Looking ahead to fiscal 1997 and beyond, fund management will continue to focus on the growing significance of worldwide economies. Although the fund will always invest primarily in U.S. securities, maintaining a global perspective is vital. And, of course, the fund's emphasis on investing for the long term and seeking out undervalued companies should continue to be its greatest strength.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
-------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and convertible securities
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $32.70
-------------------------------------------------------------------

PCM High Yield Fund
Sub-Account

Propelled by enduring economic expansion and healthy corporate earnings, high-yield bonds sustained their spirited performance through much of fiscal 1996. Amid this rally, a strategy of diversification across promising market sectors enabled PCM High Yield Fund subaccount to capitalize on prevailing trends and post a favorable total return of 11.24% at unit value for the 12 months ended December 31, 1996.

As economic growth thrived, so did the level of new high-yield bond issuance. Issuers began calendar 1996 at full sprint, bringing to market $33.7 billion in new high-yield bonds by the end of April (more than twice the amount issued over the same four-month period in 1995). In the months that followed, new bonds continued to flow into the market at a comparable pace and were absorbed by even more vigorous demand. These supply-demand dynamics also enhanced high-yield performance.

The deregulation of the telecommunications industry early in the year continued to have a positive effect on the fund's telecommunications holdings. Several competitive access providers (CAPs) -- which compete against local telephone companies primarily for commercial customers -- were among the portfolio's most impressive performers during the period. Companies of this type typically issue high-yield securities to help finance the construction of the fiber-optic network required to attract corporate customers and compete with larger telephone service providers.

Elsewhere in the telecommunications industry, a noteworthy trend is developing in the United Kingdom, where, unlike in the United States, one-stop cable and telephone services are now the standard. Fund management took advantage of investment opportunities there and expects that existing momentum toward more broad-based marketing, advancing technology, and more prevalent corporate consolidation will boost performance of these holdings in 1997.

Outside the telecommunications industry, the portfolio profited from investments in retailers. Specialty niche-oriented boutiques have proved particularly rewarding, with the retail sector advancing as economic growth boosted consumer spending. The gaming industry also provided the fund with solid returns during the period as the sector's high-yield bonds rallied impressively.

In the coming months, fund management anticipates that economic growth will be moderate and inflation negligible, providing a favorable investment climate for the fund. As always, the portfolio will remain diversified among sectors as fund management continues to believe this strategy offers the greatest potential for solid, consistent performance.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital
appreciation
-------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding, lower-rated corporate bonds and notes
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $22.68
-------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities.

PCM Money Market Fund
Sub-Account

In the 12 months ended December 31, 1996, PCM Money Market Fund subaccount once again provided contractholders with a competitive total return while continuing to focus on capital preservation and maintaining a stable net asset value. The fund's conservative investment strategy, which emphasizes superior quality short-term instruments and the pursuit of current income, served it well in an environment of continued economic strength, slightly higher interest rates, and diminished inflationary expectations.

With the economy's strength, the potential for inflation, and the possibility of a Federal Reserve Board interest-rate increase somewhat unclear, the portfolio remained in a flexible position throughout the period. This meant keeping portfolio duration relatively neutral -- rather than short or long -- in order to be ready to take advantage of incrementally higher yields, should interest rates begin to rise. Throughout the period, fund management sought out securities offering strong value and solid yield. The portfolio adopted a "barbell" structure, focusing primarily on superior quality corporate and government agency securities at both the short and long ends of the money market maturity spectrum. In the current interest rate environment, this configuration allowed the fund to maximize its income stream while protecting its net asset value.

For some time during the period, market expectations of an upcoming Fed interest-rate increase dramatically cheapened the prices of money market instruments in the longer, six-month maturity range. Because fund management had a more conservative outlook with regard to the potential for higher interest rates, management took advantage of the opportunity to add attractively priced, high quality issues to the portfolio. This move proved rewarding. It not only boosted the fund's income stream, but since the Fed ultimately chose to leave rates alone, the strategy enabled the fund to capture some of the highest yields available over the period.

The supply of money market securities remained relatively steady and strong for much of the year. Demand, however, assumed a rather cautious tone as buyers exhibited renewed enthusiasm for the most conservative money market investments. This fund has always concentrated on traditional money market securities of the very highest quality. In this time of interest rate uncertainty and increased credit-consciousness, fund management has redoubled efforts to find well-valued securities that meet our criteria for quality, liquidity, and price sensitivity.

With the economy's strength and the future direction of interest rates somewhat uncertain, the market may remain unsettled over the near term. However, the portfolio's neutral duration and concentration in superior quality issues should continue to serve contractholders well by preserving share price and income stream amid this challenging climate.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital and
maintenance of liquidity
-------------------------------------------------------------------
PORTFOLIO
Primarily high-quality money market instruments
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                             $1.43
-------------------------------------------------------------------
An investment in Putnam VT Money Market Fund, in which the subaccount invests, is neither insured nor guaranteed by the U.S. government. Accumulation units of a variable annuity money market fund will fluctuate in price. Upon annuitization, there can be no assurance that Putnam VT Money Market Fund will be able to maintain a stable unit value of $1.00.

PCM New Opportunities Fund
Sub-Account

After an outstanding start, fiscal 1996 ended on a less positive note for PCM New Opportunities Fund subaccount. The stock market rally shifted away from the small and medium-capitalization growth stocks that have made up the core of your fund's portfolio, and toward larger-capitalization "blue-chip" stocks. For the 12 months ended December 31, 1996, the subaccount delivered a total return of 8.64% at unit value.

Although the stock market became disenchanted with many smaller growth companies after the July selloff, technology firms were the exception, and these stocks garnered considerable enthusiasm in the second half of 1996. Fortunately, technology stocks represent a substantial allocation in the portfolio, and this sector contributed significantly to performance. In particular, the fund benefited from gains among holdings in software, services, and a small allocation to semiconductors.

Health care represents the second-largest sector allocation in the portfolio, and these stocks have continued to lag the market. Price competition and rising costs from increased utilization of products and services continue to challenge managed-care companies, particularly health maintenance organizations which were eliminated from the portfolio. Nonetheless, favorable demographic trends continue to make health care stocks a promising long-term investment for the fund, and management continues to regard this sector positively.

Business services provided a bright spot for the portfolio. These stocks performed exceptionally well during the period, and fund management continues to find solid opportunities in such areas as telemarketing services, temporary help and staffing, and technology service providers. The business services industry is experiencing a great deal of consolidation, as well as growth through corporate outsourcing, which often translates into exciting investment opportunities.

Fund management remains cautiously optimistic about the environment for small and midsize growth stock performance in the months ahead. The economy appears to be continuing its leisurely pace, and there are no signs of rising inflation. This combination provides a solid backdrop for lower interest rates, which, if they were to occur, could support price increases for smaller growth stocks like those in the fund's portfolio.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with above-average long-term growth potential
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $16.63
-------------------------------------------------------------------

PCM U.S. Government and
High Quality Bond Fund
Sub-Account

After enduring the uncertainty that pervaded bond markets throughout the early part of its fiscal year, PCM U.S. Government and High Quality Bond Fund subaccount rebounded soundly in the second half, resulting in solid competitive performance for the fiscal period. Total return for the 12 months ended December 31, 1996 was 0.99% at unit value.

Against an often challenging backdrop of investor concern over the economy and interest rates, active management of the portfolio's duration was the key that enabled the fund to post such a positive return. Duration, which is measured in years, is the principal indicator of a bond portfolio's sensitivity to changes in interest rates.

Through the first few months of the period, fund management kept the portfolio's duration relatively long. When rates are falling, as they were at that point, bond prices rise, and a relatively long duration enabled the fund to capture a greater portion of that price appreciation. When interest rates rise, however, a longer duration has the opposite effect, causing the portfolio's value to decline more rapidly.

By late February, it was clear that the rally had definitely ended. Fund management then shortened duration to protect the fund's value as interest rates climbed. Subsequently, when the bond market regained its footing in late spring, fund management again extended the portfolio's duration to capture price appreciation.

With U.S. Treasuries underperforming for much of the period, many fixed-income investors searched elsewhere for yield. This led to an increased demand for mortgage-backed securities just when the supply of these bonds was relatively low. As a result, these securities outperformed Treasuries as rising interest rates allayed prepayment fears.

Toward the end of the period, GNMAs appeared to be fully valued relative to Treasuries. Therefore, when fund management extended the fund's duration, it did so by adding intermediate- and long-term Treasuries, although GNMAs still represent a large portion of the portfolio.

As we head into 1997, economic indicators suggest that the U.S. economy is still strong and its growth rate remains moderate, with continued low inflation and high employment. Technical bond market factors of supply and demand are also positive. For investors, this may suggest an environment that is conducive to healthy fixed-income market performance, and fund management believes the fund's diversified portfolio and neutral duration position it well for what appears to lie ahead.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital
-------------------------------------------------------------------
PORTFOLIO
Securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities plus corporate bonds rated A or above
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $18.63
-------------------------------------------------------------------

PCM Utilities Growth and Income Fund
Sub-Account

Capitalizing on changes in the utility sector while drawing on the strength of its diversified strategy, PCM Utilities Growth and Income Fund subaccount finished fiscal 1996 with superior competitive performance. Total return at unit value was 14.19% for the 12 months ended December 31, 1996.

As investors remain uncertain about the effects of deregulation, utility stocks have generally lagged the stock market. Nevertheless, the Telecommunications Act of 1996 and ongoing changes in the energy sector have presented your fund with the potential to benefit from a new trend of mergers and acquisitions within the industry. In fact, the fund has recently begun to reap the benefits of consolidation in the gas and electric utility industries as pending acquisition deals have made positive contributions to the fund's performance. Fund management has also weighted the portfolio heavily in the stocks of smaller gas companies in order to capitalize on opportunities arising from a continued increase in gas usage, improved profitability within the industry, and the recent boom in consolidation of gas and electric companies.

During much of the past year, the utility sector has struggled with the newfound consequences of industry deregulation. Accordingly, fund management has continued to diversify the portfolio with appropriate non-utility holdings. These holdings have bolstered performance and created a sense of equilibrium in the portfolio.

Worries over possible interest-rate fluctuations, coupled with a shrinking of corporate balance sheets in the newly competitive utility sector, brought about a reduction in new-issue utility bonds during 1996. This less favorable environment prompted fund management to keep the portfolio's bond allocation relatively low. At the same time, it forced management to look harder and farther afield for securities that met management's strict credit quality and income standards. Bonds issued by utility companies outside the United States proved an excellent choice. Fund management especially favored bonds from foreign markets that offered the relative stability of monopolistic industry structure or with competitive environments that had been in place for several years. This international focus led to the purchase of holdings from Spain, Australia, and Chile.

Fund management firmly believes that deregulation should ultimately benefit the utility industry and result in substantial gains for the fund. The market may yet experience some volatility in the short-term until the dust settles.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
-------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by public utility companies
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $16.07
-------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of multisector investment.

PCM Voyager Fund
Sub-Account

Fiscal 1996 demonstrated anew the benefits of a focus on companies with above-average growth prospects, which has always been the hallmark of PCM Voyager Fund subaccount. During the period, the stock market continued its rather spectacular rise, although it did experience some fairly sharp corrections along the way. For the most part, the fund's focus on companies that could demonstrate superior earnings potential, allowed the subaccount to weather the declines and make the most of the rally. Total return at unit value was 11.40% for the 12 months ended December 31, 1996.

As 1996 drew to a close, the fund's opportunity stocks -- stocks of larger companies currently making positive changes such as new-product development, improving productivity, and the like -- continued to perform exceptionally well. These larger-capitalization stocks are benefiting from a change in market psychology that occurred after the July stock market correction, when investors began to believe that higher-quality large and midsize growth companies were better positioned to deliver positive earnings, given uncertainty about the economy's strength and the volatility in the financial markets.

Following the July selloff, the stock market resumed its climb and many major indexes reached new highs. Although the fund's smaller, more aggressive growth stocks came under pressure, most rebounded. Some technology stocks made spectacular comebacks. Telecommunications, finance, and international stocks were also strong, while others have yet to rebound. At the end of the period, consumer and technology stocks remained the fund's largest sector weightings, followed by health care, although this position has been reduced somewhat in recent months.

The market's emphasis on large-capitalization stocks has created a less beneficial environment for aggressive growth stocks such as those in the fund's foundation and premier growth portfolio segments. Nonetheless, the relative valuation of growth stocks has improved and this factor, when combined with moderate inflation and economic growth, argues for a more favorable climate for growth stocks in the months ahead.

-------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------
PORTFOLIO
Stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects
-------------------------------------------------------------------
UNIT VALUE
December 31, 1996                                            $36.23
-------------------------------------------------------------------
This fund invests a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Fund Manager changes

C. Kim Goodwin joined the management team of Putnam VT Global Growth Fund in December 1996. She joined Putnam in May 1996 as a senior vice president. Before coming to Putnam, she was a vice president at Prudential Mutual Fund Investment Management, and prior to February 1993, she was an assistant vice president at Mellon Bank Corporation. She has nine years of investment experience.

Jin W. Ho, who has been with Putnam since 1983, joined the management team of Putnam VT High Yield Fund in October 1996.

Anthony I. Kreisel, who has been with Putnam since 1986, joined the management team of Putnam VT Global Asset Allocation Fund in October 1996.

Carol McMullen joined Putnam as a managing director and director of the Core Growth Equity Team in 1995. Prior to June 1995, she was a senior vice president of Baring Asset Management. She joined the management team of Putnam VT New Opportunities Fund in October 1996. She has 14 years of investment experience.

Robert M. Paine joined Putnam's High Yield Bond Group in 1989. He has been a member of Putnam VT Global Asset Allocation Fund's management team since January 1997.

Anthony W. Regan, senior managing director and chief of international equity investments, has been with Putnam since 1987. He joined the management team of Putnam VT Global Growth Fund in December 1996.


Cumulative total returns of a
$10,000 investment at unit value

PCM Asia Pacific Growth Fund
Subaccount --  since 5/1/95

[GRAPHIC WORM CHART OMITTED: PCM Asia Pacific Growth Fund]
[Plot Points]

date       Asia Pac      index
5/1/95     10000         10000
95         10135         10021
96         10903          9161

Footnote reads:
PCM Asia Pacific Growth Fund subaccount's underlying portfolio seeks capital appreciation through common stocks of companies located in Asia and in the Pacific Basin. The fund's portfolio contains securities that do not match those in the index. The Morgan Stanley Capital International Pacific Basin Index is an unmanaged list of Asian and Pacific Rim equity securities, excluding U.S., with all values expressed in U.S. dollars. Performance of the index reflects changes in market price and reinvestment of distributions net of withholding taxes.

PCM Diversified Income Fund
Subaccount -- since 9/15/93

[GRAPHIC WORM CHART OMITTED: PCM Diversified Income Fund]
[Plot Points]

date       div inc   index\lehman   index\salomon   index\first boston
9/15/93    10000     10000          10000           10000
93         10188     10005          10188           10501
94          9622      9654          10798           10398
95         11302     11511          12909           12205
96         12127     11845          13436           13721


Footnote reads:
PCM Diversified Income Fund subaccount's underlying portfolio of U.S. government, high-yield, and international fixed-income securities seeks high current income consistent with capital preservation. Lehman Bros. Mortgage-Backed Index is an unmanaged list of U.S. government and mortgage-backed securities. (In earlier reports, the index was referred to as Lehman Bros. Government/Mortgage Index.) Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries. First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ.

PCM Global Asset Allocation Fund
Subaccount -- since 2/1/88

[GRAPHIC WORM CHART OMITTED: PCM Global Asset Allocation Fund]
[Plot Points]


date    fund      S&P 500    MSCI    Solomn World Govt
2/1/88  10000     10000      10000   10000
88      10545     11170      12038   10627
89      12068     14712      14038   10263
90      11922     14250      11648   11832
91      13992     18590      13778   13754
92      14665     20001      13057   14410
93      16988     22017      15995   16587
94      16335     22307      16807   17581
95      20087     30879      20290   21018
96      22902     37718      23025   21875

Footnote reads:
PCM Global Asset Allocation Fund subaccount's underlying managed asset allocation portfolio spread across domestic and international stock and bond markets that seeks a high level of long-term total return consistent with preservation of capital. The Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, with all values expressed in U.S. dollars. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general U.S. stock market performance. The Salomon Brothers World Government Bond Index ex U.S. is a market-capitalization-weighted index of government bond markets, excluding U.S. issues. Indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. The fund's portfolio contains securities that do not match those in the indexes.

PCM Global Growth Fund
Subaccount -- since 5/1/90

[GRAPHIC WORM CHART OMITTED: PCM Global Growth Fund]
[Plot Points]

date     global growth   MSCI
5/1/90   10000           10000
90        9233            9832
91       10472           11629
92       10289           11021
93       13432           13501
94       13119           14187
95       14963           17126
96       17294           19435

Footnote reads:
PCM Global Growth Fund subaccount's underlying internationally diversified common stock portfolio that seeks capital appreciation. The Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, with all values expressed in U.S. dollars. Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. The fund's portfolio contains securities that do not match those in the index.

An investment's past performance should not be taken as an assurance of future results.


Cumulative total returns of a
$10,000 investment at unit value

PCM Growth and Income Fund
Subaccount -- since 2/1/88

[GRAPHIC WORM CHART OMITTED: PCM Growth and Income Fund]
[Plot Points]

date      gro and inc    S&P 500
2/1/88    10000          10000
88        11848          11170
89        14166          14713
90        14243          14250
91        16720          18590
92        18096          20001
93        20390          22017
94        20178          22306
95        27201          30677
96        32703          37717

Footnote reads:
PCM Growth and Income Fund subaccount's underlying portfolio primarily of common stocks seeks capital growth and current income. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. The fund's portfolio contains securities that do not match those in the index.

PCM High Yield Fund
Subaccount -- since 2/1/88

[GRAPHIC WORM CHART OMITTED: PCM High Yield Fund]
[Plot Points]

date     hy        first boston hy
2/1/88   10000     10000
88       10624     10990
89       10200     11033
90        9055     10329
91       12932     14849
92       15173     17323
93       17890     20598
94       17476     20397
95       20390     23942
96       22682     26915

PCM High Yield Fund subaccount's underlying portfolio primarily of high-yielding, lower-rated corporate bonds and notes seeks high current income, with a secondary objective of capital appreciation. The First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding corporate bonds. Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. The fund's portfolio contains securities that do not match those in the index.

PCM New Opportunities Fund
Subaccount -- since 5/2/94

[GRAPHIC WORM CHART OMITTED: PCM New Opportunities Fund]
[Plot Points]

date     new opp    s&P
5/2/94   10000      10000
94       10718      10397
95       15312      14299
96       16635      17581

Footnote reads:
PCM New Opportunities Fund subaccount's underlying portfolio seeks long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. The fund's portfolio contains securities that do not match those in the index.

PCM U.S. Government and
High Quality Bond Fund
Subaccount -- since 2/1/88

[GRAPHIC WORM CHART OMITTED: PCM U.S. Government and High Quality Bond Fund] [Plot Points]

date     US govt/hq    Lehman
2/1/88   10000         10000
88       10150         10402
89       11414         11882
90       12100         12866
91       13994         14941
92       14833         16074
93       16277         17847
94       15533         17220
95       18448         20534
96       18631         21129

Footnote reads:
PCM U.S. Government and High Quality Bond Fund subaccount's underlying portfolio of securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities, plus corporate bonds rated A or above seeks current income consistent with preservation of capital. The Lehman Brothers Government/Corporate Bond Index is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate nonconvertible investment-grade corporate debt securities, and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed income securities. Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. The fund's portfolio contains securities that do not match those in the index.

An investment's past performance should not be taken as an assurance of future results.


Cumulative total returns of a
$10,000 investment at unit value

PCM Utilities Growth and Income Fund
Subaccount -- since 5/4/92

[GRAPHIC WORM CHART OMITTED: PCM Utilities Growth and Income Fund]
[Plot Points]

date       Util G&I    S&P 500
5/4/92     10000       10000
92         10618       10709
93         11876       11788
94         10889       11943
95         14075       16425
96         16072       20195

Footnote reads:
PCM Utilities Growth and Income Fund subaccount's underlying portfolio of common stocks and bonds issued by public utilities companies seeks capital growth and current income. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. The fund's portfolio contains securities that do not match those in the index.

PCM Voyager Fund
Subaccount -- since 2/1/88

[GRAPHIC WORM CHART OMITTED: PCM Voyager Fund]
[Plot Points]

date      Voyager    First Boston
2/1/88    10000      10000
88        10170      11170
89        13272      14713
90        12822      14250
91        18472      18590
92        20102      20001
93        23530      22017
94        23445      22306
95        32520      30667
96        36228      37717

Footnote reads:
PCM Voyager Fund subaccount's underlying portfolio seeks capital appreciation through stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. The fund's portfolio contains securities that do not match those in the index.

An investment's past performance should not be taken as an assurance of future results.


Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                  ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------------------
December 31, 1996       Asia Pacific     Diversified     Global Asset     Global          Growth             High Yield
                        Growth           Income          Allocation       Growth          and Income         Fund
                        Fund             Fund            Fund             Fund            Fund               Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ........................................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 4,397,016
 Cost $45,980,179
 ........................................................................................................................
  Market Value:         $ 48,411,143     $        --     $        --      $        --     $          --      $        --
 ........................................................................................................................
Putnam VT Diversified Income Fund
 Shares 22,563,007
 Cost $233,037,931
 ........................................................................................................................
  Market Value:                   --     254,285,088              --               --                --               --
 ........................................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 23,335,440
 Cost $305,356,571
 ........................................................................................................................
  Market Value:                   --              --     402,536,334               --                --               --
 ........................................................................................................................
Putnam VT Global Growth Fund
 Shares 37,782,256
 Cost $495,227,462
 ........................................................................................................................
  Market Value:                   --              --              --      637,764,475                --               --
 ........................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 128,551,708
 Cost $2,261,024,731
 ........................................................................................................................
  Market Value:                   --              --              --               --     3,157,229,956               --
 ........................................................................................................................
Putnam VT High Yield Fund
 Shares 28,877,357
 Cost $326,511,425
 ........................................................................................................................
  Market Value:                                                   --               --                --      374,250,546
 ........................................................................................................................
Putnam VT Money Market Fund
 Shares 200,165,280
 Cost $200,165,280
 ........................................................................................................................
  Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Putnam VT New Opportunities Fund
 Shares 37,002,157
 Cost $570,588,023
 ........................................................................................................................
  Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 41,509,581
 Cost $496,424,167
 ........................................................................................................................
  Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 25,106,997
 Cost $286,919,290
 ........................................................................................................................
  Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Putnam VT Voyager Fund
 Shares 51,300,099
 Cost $1,157,301,378
 ........................................................................................................................
 Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Due from Hartford Life
 Insurance Company           127,160              --          63,189        1,041,250                --               --
 ........................................................................................................................
Receivable from fund
 shares sold                      --         487,335              --               --           392,720          289,469
------------------------------------------------------------------------------------------------------------------------
Total Assets              48,538,303     254,772,423     402,599,523      638,805,725     3,157,622,676      374,540,015
------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                --         486,617              --               --           395,936          300,737
 ........................................................................................................................
Payable for fund
 shares purchased            127,075              --          63,032        1,045,046                --               --
 ........................................................................................................................
Total Liabilities            127,075         486,617          63,032        1,045,046           395,936          300,737
------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)            $48,411,228    $254,285,806    $402,536,491     $637,760,679    $3,157,226,740     $374,239,278
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (Continued)
---------------------------------------------------------------------------------------------------------------
December 31, 1996       Money             New                U.S. Govt.         Utilities         Voyager
                        Market            Opportunities      and High           Growth            Fund
                        Fund              Sub-Account        Quality Bond       and Income        Sub-Account
                        Sub-Account                          Fund               Fund
                                                             Sub-Account        Sub-Account
---------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...............................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 4,397,016
 Cost $45,980,179
 ...............................................................................................................
  Market Value:         $         --      $         --       $         --       $         --       $         --
 ...............................................................................................................
Putnam VT Diversified Income Fund
 Shares 22,563,007
 Cost $233,037,931
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 23,335,440
 Cost $305,356,571
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT Global Growth Fund
 Shares 37,782,256
 Cost $495,227,462
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT Growth and
Income Fund
 Shares 128,551,708
 Cost $2,261,024,731
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT High Yield Fund
 Shares 28,877,357
 Cost $326,511,425
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT Money Market Fund
 Shares 200,165,280
 Cost $200,165,280
 ...............................................................................................................
  Market Value:          200,165,280                --                 --                 --                 --
 ...............................................................................................................
Putnam VT New Opportunities Fund
 Shares 37,002,157
 Cost $570,588,023
 ...............................................................................................................
  Market Value:                   --       637,177,139                                    --                 --
 ...............................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 41,509,581
 Cost $496,424,167
 ...............................................................................................................
  Market Value:                   --                --        548,341,560                 --                 --
 ...............................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 25,106,997
 Cost $286,919,290
 ...............................................................................................................
  Market Value:                   --                --                 --        371,583,551                 --
 ...............................................................................................................
Putnam VT Voyager Fund
 Shares 51,300,099
 Cost $1,157,301,378
 ...............................................................................................................
  Market Value:                   --                --                 --                 --      1,668,792,217
 ...............................................................................................................
Due from Hartford Life
 Insurance Company           732,579         1,011,985              1,004            701,717            900,077
 ...............................................................................................................
Receivable from fund
 shares sold                      --                --            191,338                 --                  1
---------------------------------------------------------------------------------------------------------------
Total Assets             200,897,859       638,189,124        548,533,902        372,285,268      1,669,692,295
---------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                --                --            192,258                 --                  1
 ...............................................................................................................
Payable for fund
 shares purchased            732,417         1,009,867                 --            698,423            903,125
 ...............................................................................................................
Total Liabilities            732,417         1,009,867            192,258            698,423            903,126
---------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $200,165,442      $637,179,257       $548,341,644       $371,586,845     $1,668,789,169
---------------------------------------------------------------------------------------------------------------

               THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
--------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                       Units             Unit              Contract
                                                                        Owned by          Price             Liability
                                                                        Participants
--------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Individual Sub-Accounts:
 ..........................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                    4,437,154       $10.903401        $   48,380,066
 ..........................................................................................................................
  Asia Pacific Growth Fund .40%                                               2,811        11.086834                31,162
 ..........................................................................................................................
  Diversified Income Fund Sub-Account                                    20,955,466        12.127111           254,129,263
 ..........................................................................................................................
  Diversified Income Fund .40%                                                1,058        12.780074                13,520
 ..........................................................................................................................
  Global Asset Allocation Fund Sub-Account                               17,521,243        22.902056           401,272,497
 ..........................................................................................................................
  Global Asset Allocation Fund .40%                                           2,179        14.539293                31,675
 ..........................................................................................................................
  Global Growth Fund Sub-Account                                         36,757,455        17.293688           635,671,967
 ..........................................................................................................................
  Global Growth Fund .40%                                                     1,518        13.768089                20,901
 ..........................................................................................................................
  Growth and Income Fund Sub-Account                                     96,382,983        32.702761         3,151,989,641
 ..........................................................................................................................
  Growth and Income Fund .40%                                                 2,283        16.943940                38,690
 ..........................................................................................................................
  High Yield Fund Sub-Account                                            16,478,633        22.682306           373,773,392
 ..........................................................................................................................
  High Yield Fund .40%                                                        1,029        13.178320                13,555
 ..........................................................................................................................
  Money Market Fund Sub-Account                                         140,032,592         1.428989           200,105,034
 ..........................................................................................................................
  Money Market Fund .40%                                                     10,215         1.122808                11,469
 ..........................................................................................................................
  New Opportunities Fund Sub-Account                                     38,289,051        16.634688           636,926,421
 ..........................................................................................................................
  New Opportunities Fund .40%                                                 1,228        18.462454                22,673
 ..........................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                 29,394,679        18.630709           547,643,702
 ..........................................................................................................................
  U.S. Government and High Quality Bond Fund .40%                             1,020        12.261742                12,508
 ..........................................................................................................................
  Utilities Growth and Income Fund Sub-Account                           23,096,309        16.071812           371,199,540
 ..........................................................................................................................
  Utilities Growth and Income Fund .40%                                       1,018        15.357653                15,635
 ..........................................................................................................................
  Voyager Fund Sub-Account                                               45,912,235        36.227529         1,663,286,808
 ..........................................................................................................................
  Voyager Fund .40%                                                           2,821        17.619913                49,705
 ..........................................................................................................................
Sub-total Individual Sub-Accounts:                                                                           8,284,639,824
 ..........................................................................................................................
Annuity contracts in the annuity period:
 ..........................................................................................................................
 Individual Sub-Accounts:
 ..........................................................................................................................
  Diversified Income Fund Sub-Account                                        11,794        12.127111               143,023
 ..........................................................................................................................
  Global Asset Allocation Fund Sub-Account                                   53,808        22.902056             1,232,319
 ..........................................................................................................................
  Global Growth Fund Sub-Account                                            119,570        17.293688             2,067,811
 ..........................................................................................................................
  Growth and Income Fund Sub-Account                                        158,959        32.702761             5,198,409
 ..........................................................................................................................
  High Yield Fund Sub-Account                                                19,942        22.682306               452,331
 ..........................................................................................................................
  Money Market Fund Sub-Account                                              34,247         1.428989                48,939
 ..........................................................................................................................
  New Opportunities Fund Sub-Account                                         13,836        16.634688               230,163
 ..........................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                     36,791        18.630709               685,434
 ..........................................................................................................................
  Utilities Growth and Income Fund Sub-Account                               23,126        16.071812               371,670
 ..........................................................................................................................
  Voyager Fund Sub-Account                                                  150,511        36.227529             5,452,656
 ..........................................................................................................................
Subtotal Individual Sub-Accounts:                                                                               15,882,755
--------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                                 $8,300,522,579
--------------------------------------------------------------------------------------------------------------------------

                       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Paciific       Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $  326,828          $11,490,480         $15,557,250         $10,264,492
 .........................................................................................................................
 Capital gains income                                     --                   --          10,208,810          14,952,454
 .........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .........................................................................................................................
Net realized gain (loss)
 on security transactions                            180,349               (9,498)             11,236            (368,347)
 .........................................................................................................................
Net unrealized
 appreciation
 (depreciation) of
 investments during
 the period                                        2,188,856            7,589,668          26,749,142          60,231,105
 .........................................................................................................................
Net gain (loss) on
 investments                                       2,369,205            7,580,170          26,760,378          59,862,758
 .........................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                      (464,671)          (2,956,253)         (4,982,331)         (7,529,175)
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $2,231,362          $16,114,397         $47,544,107         $77,550,529
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 99,173,418        $19,920,018         $9,794,579          $        --
 .........................................................................................................................
 Capital gains income                               44,966,829                 --                 --                   --
 .........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .........................................................................................................................
Net realized gain (loss)
 on security transactions                             (119,281)           604,070                 --             (537,118)
 .........................................................................................................................
Net unrealized
 appreciation
 (depreciation) of
 investments during
 the period                                        375,339,725         17,363,712                 --           19,710,674
 .........................................................................................................................
Net gain (loss) on
 investments                                       375,220,444         17,967,782                 --           19,173,556
 .........................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                     (36,028,539)        (4,321,581)        (2,761,570)          (6,560,512)
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $483,332,152        $33,566,219         $7,033,009          $12,613,044
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
-----------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $33,510,120         $12,517,443         $25,213,296
 .....................................................................................................
 Capital gains income                                      --                  --          49,032,686
 .....................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .....................................................................................................
Net realized gain (loss)
 on security transactions                             413,617             264,294          (1,123,420)
 .....................................................................................................
Net unrealized
 appreciation
 (depreciation) of
 investments during
 the period                                       (21,471,355)         38,048,693          88,321,232
 .....................................................................................................
Net gain (loss) on
 investments                                      (21,057,738)         38,312,987          87,197,812
 .....................................................................................................
Expenses:
 Mortality and expense
  undertakings                                     (7,644,853)         (4,767,387)        (20,326,857)
-----------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                        $4,807,529         $46,063,043        $141,116,937
-----------------------------------------------------------------------------------------------------

           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Paciific      Diversified         Global Asset        Global
December 31, 1996                                 Growth             Income              Allocation          Growth
                                                  Fund               Fund                Fund                Fund
                                                  Sub-Account        Sub-Account         Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  (137,843)       $  8,534,227        $ 10,574,919        $  2,735,317
 .........................................................................................................................
Capital gains income                                       --                  --          10,208,810          14,952,454
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            180,349              (9,498)             11,236            (368,347)
 .........................................................................................................................
 Net unrealized
  appreciation
 (depreciation) of
  investments during
  the period                                        2,188,856           7,589,668          26,749,142          60,231,105
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   2,231,362          16,114,397          47,544,107          77,550,529
 .........................................................................................................................
Unit transactions:
 Purchases                                         24,103,150          78,745,859          49,901,252         102,414,450
 .........................................................................................................................
 Net transfers                                     12,679,087           1,285,402           4,108,990          38,279,315
 .........................................................................................................................
 Surrenders                                        (1,160,030)        (11,170,399)        (21,942,668)        (26,697,907)
 .........................................................................................................................
 Net annuity transactions                                  --              26,491             315,926            (360,949)
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           35,622,207          68,887,353          32,383,500         113,634,909
 .........................................................................................................................
 Total increase (decrease)
  in net assets                                    37,853,569          85,001,750          79,927,607         191,185,438
 .........................................................................................................................
Net assets:
 Beginning of period                               10,557,659         169,284,056         322,608,884         446,575,241
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $48,411,228        $254,285,806        $402,536,491        $637,760,679
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
----------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth                High Yield          Money               New
December 31, 1996                                 and Income            Fund                Market              Opportunities
                                                  Fund                  Sub-Account         Fund                Fund
                                                  Sub-Account                               Sub-Account         Sub-Account
----------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   63,144,879        $  1,598,437        $  7,033,009        $ (6,560,512)
 ............................................................................................................................
 Capital gains income                                 44,966,829                  --                  --                  --
 ............................................................................................................................
 Net realized gain (loss)
  on security transactions                              (119,281)            604,070                  --            (537,118)
 ............................................................................................................................
 Net unrealized
  appreciation
 (depreciation) of
  investments during
  the period                                         375,339,725          17,363,712                  --          19,710,674
 ............................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    483,332,152          33,566,219           7,033,009          12,613,044
 ............................................................................................................................
Unit transactions:
 Purchases                                           623,379,338          81,521,969         125,814,162         302,081,027
 ............................................................................................................................
 Net transfers                                        87,339,610           5,520,147         (50,945,524)         98,087,677
 ............................................................................................................................
 Surrenders                                         (132,049,687)        (25,045,085)        (30,618,592)        (18,683,639)
 ............................................................................................................................
 Net annuity transactions                                242,494              69,497             (22,317)             (4,351)
 ............................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                             578,911,755          62,066,528          44,227,729         381,480,714
 ............................................................................................................................
 Total increase (decrease)
  in net assets                                    1,062,243,907          95,632,747          51,260,738         394,093,758
 ............................................................................................................................
Net assets:
 Beginning of period                               2,094,982,833         278,606,531         148,904,704         243,085,499
----------------------------------------------------------------------------------------------------------------------------
 End of period                                    $3,157,226,740        $374,239,278        $200,165,442        $637,179,257
----------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
------------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities         Voyager
December 31, 1996                                 and High            Growth            Fund
                                                  Quality Bond        and Income        Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $ 25,865,267        $  7,750,056      $    4,886,439
 ......................................................................................................
 Capital gains income                                       --                  --          49,032,686
 ......................................................................................................
 Net realized gain (loss)
  on security transactions                             413,617             264,294          (1,123,420)
 ......................................................................................................
 Net unrealized
  appreciation
 (depreciation) of
  investments during
  the period                                       (21,471,355)         38,048,693          88,321,232
 ......................................................................................................
 Net increase in net
  assets resulting
  from operations                                    4,807,529          46,063,043         141,116,937
 ......................................................................................................
Unit transactions:
 Purchases                                          65,538,442          42,225,920         352,615,157
 ......................................................................................................
 Net transfers                                     (41,339,935)        (20,057,197)         50,130,623
 ......................................................................................................
 Surrenders                                        (43,800,649)        (19,191,965)        (63,033,275)
 ......................................................................................................
 Net annuity transactions                              279,752              52,741            (914,363)
 ......................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           (19,322,390)          3,029,499         338,798,142
 ......................................................................................................
 Total increase (decrease)
  in net assets                                    (14,514,861)         49,092,542         479,915,079
 ......................................................................................................
Net assets:
 Beginning of period                               562,856,505         322,494,303       1,188,874,090
------------------------------------------------------------------------------------------------------
 End of period                                    $548,341,644        $371,586,845      $1,668,789,169
------------------------------------------------------------------------------------------------------

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Asia Paciific      Diversified         Global Asset        Global
December 31, 1995                                 Growth             Growth              Allocation          Growth
                                                  Fund               Fund                Fund                Fund
                                                  Sub-Account*       Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   (60,724)       $    483,172        $    936,514        $ (2,204,993)
 .........................................................................................................................
 Capital gains income                                      --                  --                  --           6,601,518
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            (60,287)              9,172             399,476             911,496
 .........................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                          242,108          18,343,699          58,868,469          49,557,344
 .........................................................................................................................
 Net increase
  in net assets resulting
  from operations                                     121,097          22,836,043          60,204,459          54,865,365
 .........................................................................................................................
Unit transactions:
 Purchases                                          4,126,265          32,309,949          22,881,301          45,923,798
 .........................................................................................................................
 Net transfers                                      6,974,378          (5,571,318)        (11,919,895)        (31,613,725)
 .........................................................................................................................
 Surrenders                                          (664,081)         (9,346,669)        (18,839,572)        (21,768,741)
 .........................................................................................................................
 Net annuity transactions                                  --             (14,911)            (77,478)            (18,657)
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           10,436,562          17,377,051          (7,955,644)         (7,477,325)
 .........................................................................................................................
 Total increase (decrease)
  in net assets                                    10,557,659          40,213,094          52,248,815          47,388,040
 .........................................................................................................................
Net assets:
 Beginning of period                                       --         129,284,056         270,360,069         399,187,201
 .........................................................................................................................
 End of period                                    $10,557,659        $169,284,056        $322,608,884        $446,575,241
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
----------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Growth                High Yield          Money               New
December 31, 1995                                 and Income            Fund                Market              Opportunities
                                                  Fund                  Sub-Account         Fund                Fund
                                                  Sub-Account                               Sub-Account         Sub-Account
----------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   29,643,724        $ 16,143,005        $  6,270,171        $ (1,659,539)
 ............................................................................................................................
 Capital gains income                                 13,724,917                  --                  --             199,716
 ............................................................................................................................
 Net realized gain (loss)
  on security transactions                               (34,307)          1,236,511                  --             (26,148)
 ............................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                         453,648,232          20,718,106                  --          45,091,587
 ............................................................................................................................
 Net increase
  in net assets resulting
  from operations                                    496,982,566          38,097,622           6,270,171          43,605,616
 ............................................................................................................................
Unit transactions:
 Purchases                                           278,125,135          36,534,502          59,269,091          95,362,106
 ............................................................................................................................
 Net transfers                                        61,348,178          23,654,821         (80,739,372)         68,118,806
 ............................................................................................................................
 Surrenders                                          (96,650,335)        (20,293,432)        (28,048,736)         (3,619,540)
 ............................................................................................................................
 Net annuity transactions                               (216,062)            (34,458)             43,839              31,757
 ............................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                             242,606,916          39,861,433         (49,475,178)        159,893,129
 ............................................................................................................................
 Total increase (decrease)
  in net assets                                      739,589,482          77,959,055         (43,205,007)        203,498,745
 ............................................................................................................................
Net assets:
 Beginning of period                               1,355,393,351         200,647,476         192,109,711          39,586,754
 ............................................................................................................................
 End of period                                    $2,094,982,833        $278,606,531        $148,904,704        $243,085,499
----------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
------------------------------------------------------------------------------------------------------
For the Year Ended                                U.S. Govt.          Utilities         Voyager
December 31, 1995                                 and High            Growth            Fund
                                                  Quality Bond        and Income        Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
------------------------------------------------------------------------------------------------------
                                                                                        <C
Operations:
 Net investment
  income (loss)                                   $ 26,934,924        $  9,371,613      $  (10,593,407)
 ......................................................................................................
 Capital gains income                                       --                  --          16,140,156
 ......................................................................................................
 Net realized gain (loss)
  on security transactions                              69,862            (424,609)           (410,019)
 ......................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                        63,229,345          63,147,534         292,690,527
 ......................................................................................................
 Net increase
  in net assets resulting
  from operations                                   90,234,131          72,094,538         297,827,257
 ......................................................................................................
Unit transactions:
 Purchases                                          42,562,828          27,209,860         175,795,447
 ......................................................................................................
 Net transfers                                     (50,224,416)        (10,419,694)         67,563,970
 ......................................................................................................
 Surrenders                                        (40,651,284)        (18,062,599)        (43,669,375)
 ......................................................................................................
 Net annuity transactions                             (157,837)             30,306            (307,639)
 ......................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           (48,470,709)         (1,242,127)        199,382,403
 ......................................................................................................
 Total increase (decrease)
  in net assets                                     41,763,422          70,852,411         497,209,660
 ......................................................................................................
Net assets:
 Beginning of period                               521,093,083         251,641,892         691,664,430
 ......................................................................................................
 End of period                                    $562,856,505        $322,494,303      $1,188,874,090
------------------------------------------------------------------------------------------------------

*From inception, Date, 1996, to December 31, 1995.

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT --
HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Putnam Capital Manager Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

B) Deduction of Other Fees -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.


Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                               ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
----------------------------------------------------------------------------------------------------
December 31, 1996       Diversified      Global Asset    Global           Growth          High Yield
                        Income           Allocation      Growth           and Income      Fund
                        Fund             Fund            Fund             Fund            Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account
----------------------------------------------------------------------------------------------------
Assets
Investments:
 ....................................................................................................
Putnam VT Diversified Income Fund
 Shares 38,605
 Cost $422,674
 ....................................................................................................
  Market Value:         $435,083         $       --      $        --      $        --     $       --
 ....................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 338,776
 Cost $4,929,519
 ....................................................................................................
  Market Value:               --          5,843,885               --               --             --
 ....................................................................................................
Putnam VT Global Growth Fund
 Shares 697,882
 Cost $10,354,773
 ....................................................................................................
  Market Value:               --                 --       11,780,245               --             --
 ....................................................................................................
Putnam VT Growth and Income Fund
 Shares 673,834
 Cost $13,684,147
 ....................................................................................................
  Market Value:               --                 --               --       16,549,365             --
 ....................................................................................................
Putnam VT High Yield Fund
 Shares 195,211
 Cost $2,368,169
 ....................................................................................................
  Market Value:               --                 --               --               --      2,529,937
 ....................................................................................................
Putnam VT Money Market Fund
 Shares 1,736,570
 Cost $1,736,570
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT New Opportunities Fund
 Shares 577,100
 Cost $9,925,787
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 361,426
 Cost $4,675,759
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 132,241
 Cost $1,606,704
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT Voyager Fund
 Shares 764,339
 Cost $21,417,935
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Due from Hartford Life
 Insurance Company           200              3,483           11,088           16,222          7,130
 ....................................................................................................
Receivable from fund
 shares sold                  --                 --               --               --             --
----------------------------------------------------------------------------------------------------
Total Assets             435,283          5,847,368       11,791,333       16,565,587      2,537,067
----------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company            --                 --               --               --             --
 ....................................................................................................
Payable for fund shares
 purchased                   200              3,489           11,088           16,329          7,147
 ....................................................................................................
Total Liabilities            200              3,489           11,088           16,329          7,147
----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $435,083         $5,843,879      $11,780,245      $16,549,258     $2,529,920
----------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (Continued)
----------------------------------------------------------------------------------------------------------
December 31, 1996       Money            New               U.S. Govt.        Utilities         Voyager
                        Market           Opportunities     and High          Growth            Fund
                        Fund             Fund              Quality Bond      and Income        Sub-Account
                        Sub-Account      Sub-Account       Fund              Fund
                                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ..........................................................................................................
Putnam VT Diversified Income Fund
 Shares 38,605
 Cost $422,674
 ..........................................................................................................
  Market Value:         $       --       $       --        $       --        $       --        $        --
 ..........................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 338,776
 Cost $4,929,519
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT Global Growth Fund
 Shares 697,882
 Cost $10,354,773
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT Growth and Income Fund
 Shares 673,834
 Cost $13,684,147
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT High Yield Fund
 Shares 195,211
 Cost $2,368,169
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT Money Market Fund
 Shares 1,736,570
 Cost $1,736,570
 ..........................................................................................................
  Market Value:          1,736,570               --                --                --                 --
 ..........................................................................................................
Putnam VT New Opportunities Fund
 Shares 577,100
 Cost $9,925,787
 ..........................................................................................................
  Market Value:                 --        9,937,669                --                --                 --
 ..........................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 361,426
 Cost $4,675,759
 ..........................................................................................................
  Market Value:                 --               --         4,774,443                --                 --
 ..........................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 132,241
 Cost $1,606,704
 ..........................................................................................................
  Market Value:                 --               --                --         1,957,164                 --
 ..........................................................................................................
Putnam VT Voyager Fund
 Shares 764,339
 Cost $21,417,935
 ..........................................................................................................
  Market Value:                 --               --                --                --         24,863,947
 ..........................................................................................................
Due from Hartford Life
 Insurance Company              --           18,858               199                --             39,530
 ..........................................................................................................
Receivable from fund
 shares sold                    10               --                --             2,230                 --
----------------------------------------------------------------------------------------------------------
Total Assets             1,736,580        9,956,527         4,774,642         1,959,394         24,903,477
----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life             1               --                --            $2,254                 --
 Insurance Company
 ..........................................................................................................
Payable for fund shares
 purchased                      --           18,785               199                --             39,611
 ..........................................................................................................
Total Liabilities                1           18,785               199             2,254             39,611
----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $1,736,579       $9,937,742        $4,774,443        $1,957,140        $24,863,866
----------------------------------------------------------------------------------------------------------

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liablilites (continued)
----------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                         Units               Unit               Contract
                                                                          Owned by            Price              Liability
                                                                          Participants
----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 ............................................................................................................................
  Diversified Income Fund Sub-Account                                        36,063           $12.064581            $435,083
 ............................................................................................................................
  Global Asset Allocation Fund Sub-Account                                  381,904            15.301933           5,843,879
 ............................................................................................................................
  Global Growth Fund Sub-Account                                            741,021            15.897325          11,780,245
 ............................................................................................................................
  Growth and Income Fund Sub-Account                                        929,091            17.812315          16,549,258
 ............................................................................................................................
  High Yield Fund Sub-Account                                               174,838            14.470063           2,529,920
 ............................................................................................................................
  Money Market Fund Sub-Account                                           1,483,882             1.170296           1,736,579
 ............................................................................................................................
  New Opportunities Fund Sub-Account                                        670,053            14.831271           9,937,742
 ............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                    381,812            12.504679           4,774,443
 ............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                              132,125            14.812870           1,957,140
 ............................................................................................................................
  Voyager Fund Sub-Account                                                1,356,650            18.327403          24,863,866
----------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                                      $80,408,155
----------------------------------------------------------------------------------------------------------------------------

                      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 3,462             $188,398            $  127,576          $  373,127
 .........................................................................................................................
 Capital gains income                                  --              123,629               185,843             169,182
 .........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            552               (7,261)                 (629)              3,431
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       11,226              402,313               939,399           1,721,046
 .........................................................................................................................
 Net gain (loss) on
  investments                                      11,778              395,052               938,770           1,724,477
-------------------------------------------------------------------------------------------------------------------------
 Net increase
  (decrease) in net
  assets resulting
  from operations                                 $15,240             $707,079            $1,252,189          $2,266,786
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $100,269            $64,821             $     --            $118,810
 ..........................................................................................................................
 Capital gains income                                   --                 --                   --                  --
 ..........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..........................................................................................................................
 Net realized gain (loss)
  on security transactions                           1,207                 --              (12,125)              1,512
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       110,874                 --              (46,287)             39,260
 ..........................................................................................................................
 Net gain (loss) on
  investments                                      112,081                 --              (58,412)             40,772
--------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $212,350            $64,821             $(58,412)           $159,582
--------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
                                                                      <C
Investment income:
 Dividends                                        $ 54,039            $275,323
 .................................................................................
 Capital gains income                                   --             535,426
 .................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .................................................................................
 Net realized gain (loss)
  on security transactions                           5,913             (21,665)
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       187,466           1,014,491
 .................................................................................
 Net gain (loss) on
  investments                                      193,379             992,826
---------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $247,418          $1,803,575
---------------------------------------------------------------------------------

                  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  3,462            $  188,398          $   127,576         $   373,127
 .........................................................................................................................
 Capital gains income                                   --               123,629              185,843             169,182
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             552                (7,261)                (629)              3,431
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        11,226               402,313              939,399           1,721,046
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   15,240               707,079            1,252,189           2,266,786
 .........................................................................................................................
Unit transactions:
 Purchases                                          24,807               452,006            2,362,436           2,593,033
 .........................................................................................................................
 Net transfers                                     389,351             1,230,543            4,268,747           5,653,969
 .........................................................................................................................
 Surrenders                                         (2,488)             (134,352)            (261,978)           (232,793)
 .........................................................................................................................
 Loan withdrawals                                       --               (15,060)            (136,654)           (131,861)
 .........................................................................................................................
 Cost of insurance                                  (6,035)             (129,436)            (380,278)           (386,556)
 .........................................................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                           405,635             1,403,701            5,852,273           7,495,792
 .........................................................................................................................
 Total increase
  in net assets                                    420,875             2,110,780            7,104,462           9,762,578
 .........................................................................................................................
Net assets:
 Beginning of period                                14,208             3,733,099            4,675,783           6,786,680
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $435,083            $5,843,879          $11,780,245         $16,549,258
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  100,269          $   64,821          $       --          $  118,810
 ..........................................................................................................................
 Capital gains income                                     --                  --                  --                  --
 ..........................................................................................................................
 Net realized gain (loss)
  on security transactions                             1,207                  --             (12,125)              1,512
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         110,874                  --             (46,287)             39,260
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                    212,350              64,821             (58,412)            159,582
 ..........................................................................................................................
Unit transactions:
 Purchases                                           623,832             222,153           1,916,795             851,577
 ..........................................................................................................................
 Net transfers                                       827,225           1,174,039           7,598,113           2,649,806
 ..........................................................................................................................
 Surrenders                                          (75,658)            (15,114)           (180,695)            (43,664)
 ..........................................................................................................................
 Loan withdrawals                                    (62,507)            (32,391)            (15,220)            (88,504)
 ..........................................................................................................................
 Cost of insurance                                  (118,676)            (75,543)           (207,683)           (175,229)
 ..........................................................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                           1,194,216           1,273,144           9,011,310           3,193,986
 ..........................................................................................................................
 Total increase
  in net assets                                    1,406,566           1,337,965           9,052,898           3,353,568
 ..........................................................................................................................
Net assets:
 Beginning of period                               1,123,354             398,614             884,844           1,420,875
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $2,529,920          $1,736,579          $9,937,742          $4,774,443
--------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   54,039          $   275,323
 .................................................................................
 Capital gains income                                     --              535,426
 .................................................................................
 Net realized gain (loss)
  on security transactions                             5,913              (21,665)
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         187,466            1,014,491
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                    247,418            1,803,575
 .................................................................................
Unit transactions:
 Purchases                                           197,577            4,304,397
 .................................................................................
 Net transfers                                       374,918            9,073,061
 .................................................................................
 Surrenders                                          (23,356)            (688,697)
 .................................................................................
 Loan withdrawals                                     (8,504)            (311,045)
 .................................................................................
 Cost of insurance                                   (46,157)            (810,828)
 .................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                             494,478           11,566,888
 .................................................................................
 Total increase
  in net assets                                      741,896           13,370,463
 .................................................................................
Net assets:
 Beginning of period                               1,215,244           11,493,403
---------------------------------------------------------------------------------
 End of period                                    $1,957,140          $24,863,866
---------------------------------------------------------------------------------

                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1995                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $    --             $   39,388          $   24,814          $  121,893
 .........................................................................................................................
 Capital gains income                                  --                     --              46,171              31,376
 .........................................................................................................................
 Net realized gain
  on security transactions                             10                 14,435                 932               1,768
 .........................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                        1,182                535,036             471,341           1,198,951
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   1,192                588,859             543,258           1,353,988
 .........................................................................................................................
Unit transactions:
 Purchases                                            765                339,758           1,154,464             899,746
 .........................................................................................................................
 Net transfers                                     12,424              2,127,164           1,287,158           2,362,146
 .........................................................................................................................
 Surrenders                                           (57)               (72,050)           (133,739)           (160,057)
 .........................................................................................................................
 Loan withdrawals                                      --                (55,002)            (58,904)            (75,016)
 .........................................................................................................................
 Cost of insurance                                   (116)               (78,172)           (172,021)           (152,234)
 .........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                           13,016              2,261,698           2,076,958           2,874,585
 .........................................................................................................................
 Total increase
  in net assets                                    14,208              2,850,557           2,620,216           4,228,573
 .........................................................................................................................
Net assets:
 Beginning of period                                   --                882,542           2,055,567           2,558,107
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $14,208             $3,733,099          $4,675,783          $6,786,680
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1995                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   45,484          $ 14,226            $     --            $   22,761
 .........................................................................................................................
 Capital gains income                                     --                --                  --                    --
 .........................................................................................................................
 Net realized gain
  on security transactions                                35                --                  56                 2,030
 .........................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                          64,042                --              58,166                74,145
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    109,561            14,226              58,222                98,936
 .........................................................................................................................
Unit transactions:
 Purchases                                           232,533            77,580             140,605               165,903
 .........................................................................................................................
 Net transfers                                       488,483           106,176             712,707               964,335
 .........................................................................................................................
 Surrenders                                          (36,113)           (5,881)            (14,763)              (33,996)
 .........................................................................................................................
 Loan withdrawals                                     (3,445)          (31,209)             (5,438)              (11,534)
 .........................................................................................................................
 Cost of insurance                                   (47,259)          (14,549)             (6,489)              (27,019)
 .........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                             634,199           132,117             826,622             1,057,689
 .........................................................................................................................
 Total increase
  in net assets                                      743,760           146,343             884,844             1,156,625
 .........................................................................................................................
Net assets:
 Beginning of period                                 379,594           252,271                  --               264,250
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,123,354          $398,614            $884,844            $1,420,875
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1995                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   47,950          $    14,475
 .................................................................................
 Capital gains income                                     --              106,726
 .................................................................................
 Net realized gain
  on security transactions                             3,151                1,707
 .................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                         229,924            2,361,906
 .................................................................................
 Net increase in net
  assets resulting
  from operations                                    281,025            2,484,814
 .................................................................................
Unit transactions:
 Purchases                                           168,645            2,208,784
 .................................................................................
 Net transfers                                        71,815            4,010,510
 .................................................................................
 Surrenders                                          (74,646)            (313,366)
 .................................................................................
 Loan withdrawals                                     (2,201)             (64,074)
 .................................................................................
 Cost of insurance                                   (26,397)            (368,558)
 .................................................................................
 Net increase
  in net assets resulting
  from unit transactions                             137,216            5,473,296
 .................................................................................
 Total increase
  in net assets                                      418,241            7,958,110
 .................................................................................
Net assets:
 Beginning of period                                 797,003            3,535,293
---------------------------------------------------------------------------------
 End of period                                    $1,215,244          $11,493,403
---------------------------------------------------------------------------------

                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten subaccounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.


Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, August 14, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) as of December 31, 1996, the results of its operations for the year then ended and changes in its net assets for the year ended December 31, 1996 and the period from inception, August 14, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities
-----------------------------------------------------------------------------------------------------
December 31, 1996       Diversified      Global Asset    Global           Growth          High Yield
                        Income           Allocation      Growth           and Income      Fund
                        Fund             Fund            Fund             Fund            Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 5,316
 Cost $58,095
 .....................................................................................................
  Market Value:         $59,911          $     --        $       --       $       --      $     --
 .....................................................................................................
Putnam VT Global Asset Allocation Fund
 Shares 22,320
 Cost $361,596
 .....................................................................................................
  Market Value:              --           385,013                --               --            --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 89,239
 Cost $1,412,148
 .....................................................................................................
  Market Value:              --                --         1,506,351               --            --
 .....................................................................................................
Putnam VT Growth and Income Fund
 Shares 65,763
 Cost $1,487,814
 .....................................................................................................
  Market Value:              --                --                --        1,615,133            --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 26,909
 Cost $330,249
 .....................................................................................................
  Market Value:              --                --                --               --       348,744
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 200,433
 Cost $200,433
 .....................................................................................................
  Market Value:              --                --                --               --            --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 102,739
 Cost $1,781,382
 .....................................................................................................
  Market Value:              --                --                --               --            --
 .....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 70,509
 Cost $897,461
 .....................................................................................................
  Market Value:              --                --                --               --            --
 .....................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 9,582
 Cost $131,216
 .....................................................................................................
  Market Value:              --                --                --               --            --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 95,062
 Cost $3,032,374
 .....................................................................................................
  Market Value:              --                --                --               --            --
 .....................................................................................................
Due from Hartford Life
 Insurance Company           --                16               316              229             4
-----------------------------------------------------------------------------------------------------
Total Assets             59,911           385,029         1,506,667        1,615,362       348,748
-----------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company           --                --                --               --            --
 .....................................................................................................
Payable for fund shares
 purchased                   --                --               200              225            --
 .....................................................................................................
Total Liabilities            --                --               200              225            --
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $59,911          $385,029        $1,506,467       $1,615,137      $348,748
-----------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (Continued)
-----------------------------------------------------------------------------------------------------
December 31, 1996       Money            New             U.S. Govt.       Utilities       Voyager
                        Market           Opportunities   and High         Growth          Fund
                        Fund             Fund            Quality Bond     and Income      Sub-Account
                        Sub-Account      Sub-Account     Fund             Fund
                                                         Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
 .....................................................................................................
Investments:
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 5,316
 Cost $58,095
 .....................................................................................................
  Market Value:         $     --         $       --      $     --         $     --        $       --
 .....................................................................................................
Putnam VT Global Asset Allocation Fund
 Shares 22,320
 Cost $361,596
 .....................................................................................................
  Market Value:               --                 --            --               --                --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 89,239
 Cost $1,412,148
 .....................................................................................................
  Market Value:               --                 --            --               --                --
 .....................................................................................................
Putnam VT Growth and Income Fund
 Shares 65,763
 Cost $1,487,814
 .....................................................................................................
  Market Value:               --                 --            --               --                --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 26,909
 Cost $330,249
 .....................................................................................................
  Market Value:               --                 --            --               --                --
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 200,433
 Cost $200,433
 .....................................................................................................
  Market Value:          200,433                 --            --               --                --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 102,739
 Cost $1,781,382
 .....................................................................................................
  Market Value:               --          1,769,161            --               --                --
 .....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 70,509
 Cost $897,461
 .....................................................................................................
  Market Value:               --                --       931,423               --                --
 .....................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 9,582
 Cost $131,216
 .....................................................................................................
  Market Value:               --                 --            --          141,815                --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 95,062
 Cost $3,032,374
  Market Value:               --                 --            --               --         3,092,374
 .....................................................................................................
Due from Hartford Life
 Insurance Company             1                245            --              109               705
-----------------------------------------------------------------------------------------------------
Total Assets             200,434          1,769,406       931,423          141,924         3,093,079
-----------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company            --                 --            82               --                --
 .....................................................................................................
Payable for fund shares
 purchased                    --                 --            --               75               500
 .....................................................................................................
Total Liabilities             --                 --            82               75               500
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $200,434         $1,769,406      $931,341         $141,849        $3,092,579
-----------------------------------------------------------------------------------------------------

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liablilites (continued)
------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                    Units               Unit                Contract
                                                                     Owned by            Price               Liability
                                                                     Participants
------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 ........................................................................................................................
  Diversified Income Fund Sub-Account                                  4,966             $12.064581              $59,911
 ........................................................................................................................
  Global Asset Allocation Fund Sub-Account                            25,162              15.301933              385,029
 ........................................................................................................................
  Global Growth Fund Sub-Account                                      94,762              15.897325            1,506,467
 ........................................................................................................................
  Growth and Income Fund Sub-Account                                  90,675              17.812315            1,615,137
 ........................................................................................................................
  High Yield Fund Sub-Account                                         24,101              14.470063              348,748
 ........................................................................................................................
  Money Market Fund Sub-Account                                      171,267               1.170296              200,433
 ........................................................................................................................
  New Opportunities Fund Sub-Account                                 119,302              14.831271            1,769,406
 ........................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account              74,479              12.504679              931,341
 ........................................................................................................................
  Utilities Growth and Income Fund Sub-Account                         9,576              14.812870              141,849
 ........................................................................................................................
  Voyager Fund Sub-Account                                           168,741              18.327403            3,092,579
------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                                  $10,050,900
------------------------------------------------------------------------------------------------------------------------

                THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $   --              $    --             $    --             $     --
 .........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            23                   23                  22                1,065
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       1,816               23,416              94,204              127,318
 .........................................................................................................................
 Net gain (loss)
  on investments                                   1,839               23,439              94,226              128,383
-------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $1,839              $23,439             $94,226             $128,383
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $    --             $2,362              $     --            $    --
 ..........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..........................................................................................................................
 Net realized gain (loss)
  on security transactions                            284                 --                   387                184
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       18,495                 --               (12,221)            33,963
 ..........................................................................................................................
 Net gain (loss)
  on investments                                   18,779                 --               (11,834)            34,147
--------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $18,779             $2,362              $(11,834)           $34,147
--------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Investment income:
 Dividends                                        $    --             $    --
 .................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .................................................................................
 Net realized gain (loss)
  on security transactions                           (545)                  9
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       10,598              59,940
 .................................................................................
 Net gain (loss)
  on investments                                   10,053              59,949
---------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $10,053             $59,949
---------------------------------------------------------------------------------

                      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $    --             $     --            $       --          $       --
 .........................................................................................................................
 Net realized gain on
  security transactions                                23                   23                    22               1,065
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        1,816               23,416                94,204             127,318
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   1,839               23,439                94,226             128,383
 .........................................................................................................................
Unit transactions:
 Purchases                                          5,545               46,464               157,447              71,075
 .........................................................................................................................
 Net transfers                                     53,826              314,944             1,150,115           1,496,949
 .........................................................................................................................
 Surrenders                                          (900)              (3,964)               (4,642)            (63,304)
 .........................................................................................................................
 Loan withdrawals                                      --                   --                    --                  --
 .........................................................................................................................
 Cost of insurance                                   (399)             (13,366)              (39,530)            (17,966)
 .........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                           58,072              344,078             1,263,391           1,486,754
 .........................................................................................................................
 Total increase
  in net assets                                    59,911              367,517             1,357,617           1,615,137
 .........................................................................................................................
Net assets:
 Beginning of period                                   --               17,512               148,850                  --
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $59,911             $385,029            $1,506,467          $1,615,137
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $     --            $  2,362            $       --          $     --
 ..........................................................................................................................
 Net realized gain on
  security transactions                                284                  --                   387               184
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        18,495                  --               (12,221)           33,963
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   18,779               2,362               (11,834)           34,147
 ..........................................................................................................................
Unit transactions:
 Purchases                                          46,744               9,632               181,821            97,098
 ..........................................................................................................................
 Net transfers                                     365,622             189,742             1,648,281           580,013
 ..........................................................................................................................
 Surrenders                                        (73,491)             (2,732)              (23,865)          (22,449)
 ..........................................................................................................................
 Loan withdrawals                                       --                  --                   (4)               --
 ..........................................................................................................................
 Cost of insurance                                  (8,906)               (968)              (24,993)          (37,657)
 ..........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                           329,969             195,674             1,781,240           617,005
 ..........................................................................................................................
 Total increase
  in net assets                                    348,748             198,036             1,769,406           651,152
 ..........................................................................................................................
Net assets:
 Beginning of period                                    --               2,398                    --           280,189
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $348,748            $200,434            $1,769,406          $931,341
--------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $     --            $       --
 .................................................................................
 Net realized gain on
  security transactions                               (545)                    9
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        10,598                59,940
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   10,053                59,949
 .................................................................................
Unit transactions:
 Purchases                                          30,724               326,269
 .................................................................................
 Net transfers                                     101,621             2,756,875
 .................................................................................
 Surrenders                                            686               (47,111)
 .................................................................................
 Loan withdrawals                                       --                    (4)
 .................................................................................
 Cost of insurance                                  (1,235)              (42,616)
 .................................................................................
 Net increase
  in net assets resulting
  from unit transactions                           131,796             2,993,413
 .................................................................................
 Total increase
  in net assets                                    141,849             3,053,362
 .................................................................................
Net assets:
 Beginning of period                                    --                39,217
---------------------------------------------------------------------------------
 End of period                                    $141,849            $3,092,579
---------------------------------------------------------------------------------

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------------
For the period from inception,          Global Asset       Global             Money              U.S. Govt.          Voyager
August 14, 1995 to December 31, 1995.   Allocation         Growth             Market             and High            Fund
                                        Fund               Fund               Fund               Quality Bond        Sub-Account
                                        Sub-Account        Sub-Account        Sub-Account        Fund
                                                                                                 Sub-Account
--------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                $    --            $     --           $   --             $     --            $    --
 ................................................................................................................................
 Net realized gain on
  security transactions                      --                  --               --                   --                 --
 ................................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                          --                  --               --                   --                 60
 ................................................................................................................................
 Net increase in
  net assets resulting
  from operations                            --                  --               --                   --                 60
 ................................................................................................................................
Unit transactions:
 Purchases                                   --                  --               --                   --                 --
 ................................................................................................................................
 Net transfers                           17,512             148,850            2,398              280,189             39,157
 ................................................................................................................................
 Surrenders                                  --                  --               --                   --                 --
 ................................................................................................................................
 Cost of insurance                           --                  --               --                   --                 --
 ................................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                 17,512             148,850            2,398              280,189             39,157
 ................................................................................................................................
 Total increase
  in net assets                          17,512             148,850            2,398              280,189             39,217
 ................................................................................................................................
Net assets:
 Beginning of period                         --                  --               --                   --                 --
--------------------------------------------------------------------------------------------------------------------------------
 End of period                          $17,512            $148,850           $2,398             $280,189            $39,217
--------------------------------------------------------------------------------------------------------------------------------

                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten subaccounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.


Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.

                                               ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 14, 1997



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
------------------------------------------------------------------------------------------------------------------------
December 31, 1996       Asia Pacific     Diversified     Global Asset     Global          Growth             High Yield
                        Growth           Income          Allocation       Growth          and Income         Fund
                        Fund             Fund            Fund             Fund            Fund               Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ........................................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 82,583
 Cost $856,545
 ........................................................................................................................
  Market Value:          $909,242        $       --      $       --       $       --      $        --        $       --
 ........................................................................................................................
Putnam VT Diversified Income Fund
 Shares 94,294
 Cost $1,018,843
 ........................................................................................................................
  Market Value:                --         1,062,698              --               --               --                --
 ........................................................................................................................
Putnam VT Global Asset
 Allocation Fund
 Shares 70,478
 Cost $1,107,725
 ........................................................................................................................
  Market Value:                --                --       1,215,746               --               --                --
 ........................................................................................................................
Putnam VT Global Growth Fund
 Shares 364,671
 Cost $5,496,986
 ........................................................................................................................
  Market Value:                --                --              --        6,155,645               --                --
 ........................................................................................................................
Putnam VT Growth and Income Fund
 Shares 564,735
 Cost $11,958,250
 ........................................................................................................................
  Market Value:                --                --              --               --       13,869,884                --
 ........................................................................................................................
Putnam VT High Yield Fund
 Shares 254,551
 Cost $3,088,531
 ........................................................................................................................
  Market Value:                --                --              --               --               --         3,298,982
 ........................................................................................................................
Putnam VT Money Market Fund
 Shares 4,222,628
 Cost $4,222,628
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT New Opportunities Fund
 Shares 454,880
 Cost $7,223,865
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT U.S. Government and
 High Quality Bond Fund
 Shares 97,635
 Cost $1,279,571
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT Utilities Growth and
 Income Fund
 Shares 100,315
 Cost $1,310,238
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT Voyager Fund
 Shares 289,032
 Cost $8,711,600
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Due from Hartford Life
 Insurance Company             --                --              --               --           14,202                --
------------------------------------------------------------------------------------------------------------------------
Total Assets              909,242         1,062,698       1,215,746        6,155,645       13,884,086         3,298,982
------------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for fund
 shares purchased              --                --              --               --           14,202                --
 ........................................................................................................................
Total Liabilities              --                --              --               --           14,202                --
------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)            $909,242        $1,062,698      $1,215,746       $6,155,645      $13,869,884        $3,298,982
------------------------------------------------------------------------------------------------------------------------
Units Outstanding          81,465            81,563          84,252          450,022          837,713           247,165
------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value
 at end of period       11.161102         13.029218       14.429914        13.678537        16.556836         13.347317
------------------------------------------------------------------------------------------------------------------------



Statement of Assets & Liabilities (Continued)
-----------------------------------------------------------------------------------------------------
December 31, 1996       Money            New             U.S. Govt.       Utilities       Voyager
                        Market           Opportunities   and High         Growth          Fund
                        Fund             Fund            Quality Bond     and Income      Sub-Account
                        Sub-Account      Sub-Account     Fund             Fund
                                                         Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 82,583
 Cost $856,545
 .....................................................................................................
  Market Value:         $       --       $       --      $       --       $       --      $       --
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 94,294
 Cost $1,018,843
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Global Asset
 Allocation Fund
 Shares 70,478
 Cost $1,107,725
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 364,671
 Cost $5,496,986
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Growth and Income Fund
 Shares 564,735
 Cost $11,958,250
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 254,551
 Cost $3,088,531
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 4,222,628
 Cost $4,222,628
 .....................................................................................................
  Market Value:          4,222,628               --              --               --              --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 454,880
 Cost $7,223,865
 .....................................................................................................
  Market Value:                 --        7,833,025              --               --              --
 .....................................................................................................
Putnam VT U.S. Government and
 High Quality Bond Fund
 Shares 97,635
 Cost $1,279,571
 .....................................................................................................
  Market Value:                 --               --       1,289,764               --              --
 .....................................................................................................
Putnam VT Utilities Growth and
 Income Fund
 Shares 100,315
 Cost $1,310,238
 .....................................................................................................
  Market Value:                 --               --              --        1,484,659              --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 289,032
 Cost $8,711,600
 .....................................................................................................
  Market Value:                 --               --              --               --       9,402,223
 .....................................................................................................
Due from Hartford Life
 Insurance Company         330,629               --              --               --              --
-----------------------------------------------------------------------------------------------------
Total Assets             4,553,257        7,833,025       1,289,764        1,484,659       9,402,223
-----------------------------------------------------------------------------------------------------
Liabilities
Payable for fund
 shares purchased          330,313               --              --               --              --
 .....................................................................................................
Total Liabilities          330,313               --              --               --              --
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $4,222,944       $7,833,025      $1,289,764       $1,484,659      $9,402,223
-----------------------------------------------------------------------------------------------------
Units Outstanding        3,812,530          488,477         104,473           97,813         587,891
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value
 at end of period         1.107649        16.035615       12.345439        15.178606       15.993147
-----------------------------------------------------------------------------------------------------

                THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Paciific       Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 6,265             $45,501             $ 31,236            $ 78,177
 .........................................................................................................................
 Capital gains income                                  --                  --               20,497             113,882
 .........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             40               1,025                  235               2,172
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       45,583              30,289               79,432             532,876
 .........................................................................................................................
 Net gain (loss)
  on investments                                   45,623              31,314               79,667             535,048
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $51,888             $76,815             $131,400            $727,107
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $  341,685          $163,141            $203,725           $      --
 ...........................................................................................................................
 Capital gains income                                154,926                --                  --                  --
 ...........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                             2,902             1,565                  --               1,419
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       1,519,519           157,435                  --             325,785
 ...........................................................................................................................
 Net gain (loss)
  on investments                                   1,522,421           159,000                  --             327,204
---------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $2,019,032          $322,141            $203,725            $327,204
---------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
-----------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $58,449             $35,664             $103,280
 .....................................................................................................
 Capital gains income                                  --                  --              200,850
 .....................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                         (1,338)                749                1,457
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                      (12,239)            144,600              388,867
 .....................................................................................................
 Net gain (loss)
  on investments                                  (13,577)            145,349              390,324
-----------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $44,872            $181,013             $694,454
-----------------------------------------------------------------------------------------------------

            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  6,265            $   45,501          $   31,236          $   78,177
 .........................................................................................................................
 Capital gains income                                   --                    --              20,497             113,882
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                              40                 1,025                 235               2,172
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        45,583                30,289              79,432             532,876
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   51,888                76,815             131,400             727,107
 .........................................................................................................................
Unit transactions:
 Purchases                                              --                    --                  --                  --
 .........................................................................................................................
 Net transfers                                     663,703               678,615             565,848           2,987,293
 .........................................................................................................................
 Surrenders                                        (12,187)              (13,614)            (14,996)            (92,194)
 .........................................................................................................................
 Loan withdrawals                                  (49,778)               (4,620)            (12,089)            (56,759)
 .........................................................................................................................
 Cost of insurance                                  (4,323)               (6,234)             (5,795)            (31,793)
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           597,415               654,147             532,968           2,806,547
 .........................................................................................................................
 Total increase (decrease)
  in net assets                                    649,303               730,962             664,368           3,533,654
 .........................................................................................................................
Net assets:
 Beginning of period                               259,939               331,736             551,378           2,621,991
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $909,242            $1,062,698          $1,215,746          $6,155,645
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   341,685         $  163,141          $  203,725          $       --
 ...........................................................................................................................
 Capital gains income                                 154,926                 --                  --                  --
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                              2,902              1,565                  --               1,419
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        1,519,519            157,435                  --             325,785
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   2,019,032            322,141             203,725             327,204
 ...........................................................................................................................
Unit transactions:
 Purchases                                                 --                 --          24,879,746                  --
 ...........................................................................................................................
 Net transfers                                      7,006,259          1,317,440         (24,660,575)          4,703,270
 ...........................................................................................................................
 Surrenders                                          (298,205)           (83,011)            (89,459)           (170,255)
 ...........................................................................................................................
 Loan withdrawals                                     (46,401)           (35,554)         (1,308,364)            (37,499)
 ...........................................................................................................................
 Cost of insurance                                    (65,790)           (18,659)            (42,734)            (38,655)
 ...........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                            6,595,863            180,216          (1,221,386)          4,456,861
 ...........................................................................................................................
 Total increase (decrease)
  in net assets                                     8,614,895          1,502,357          (1,017,661)          4,784,065
 ...........................................................................................................................
Net assets:
 Beginning of period                                5,254,989          1,796,625           5,240,605           3,048,960
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $13,869,884         $3,298,982          $4,222,944          $7,833,025
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   58,449          $   35,664          $  103,280
 .....................................................................................................
 Capital gains income                                     --                  --             200,850
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                            (1,338)                749               1,457
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         (12,239)            144,600             388,867
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                     44,872             181,013             694,454
 .....................................................................................................
Unit transactions:
 Purchases                                                --                  --                  --
 .....................................................................................................
 Net transfers                                       675,522             725,689           5,336,934
 .....................................................................................................
 Surrenders                                          (16,556)            (22,040)           (138,165)
 .....................................................................................................
 Loan withdrawals                                    (19,784)            (29,987)            (66,110)
 .....................................................................................................
 Cost of insurance                                    (7,295)             (8,113)            (45,984)
 .....................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                             676,759             665,549           5,086,675
 .....................................................................................................
 Total increase (decrease)
  in net assets                                      631,887             846,562           5,781,129
 .....................................................................................................
Net assets:
 Beginning of period                                 613,005             638,097           3,621,094
-----------------------------------------------------------------------------------------------------
 End of period                                    $1,289,764          $1,484,659          $9,402,223
-----------------------------------------------------------------------------------------------------

               THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the period                                    Asia Paciific       Diversified         Global Asset        Global
from inception,                                   Growth              Income              Allocation          Growth
January 10, 1995 to                               Fund                Fund                Fund                Fund
December 31, 1995                                 Sub-Account*        Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $     --            $    521            $    192            $       91
 .........................................................................................................................
 Capital gains income                                   --                  --                  --                   170
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             349                  31                   7                    89
 .........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                  7,112              13,566              28,590               125,784
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    7,461              14,118              28,789               126,134
 .........................................................................................................................
Unit transactions:
 Purchases                                              --                  --                  --                    --
 .........................................................................................................................
 Net transfers                                     264,817             330,819             527,900             2,532,395
 .........................................................................................................................
 Surrenders                                        (11,791)            (12,664)            (14,453)              (24,192)
 .........................................................................................................................
 Loan withdrawals                                       --                  --                  --                (7,875)
 .........................................................................................................................
 Cost of insurance                                    (548)               (537)               (858)               (4,471)
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           252,478             317,618             522,589             2,495,857
 .........................................................................................................................
 Total increase
  in net assets                                    259,939             331,736             551,378             2,621,991
 .........................................................................................................................
Net assets:
 Beginning of period                                    --                  --                  --                    --
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $259,939            $331,736            $551,378            $2,621,991
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the period                                    Growth              High Yield          Money               New
from inception,                                   and Income          Fund                Market              Opportunities
January 10, 1995 to                               Fund                Sub-Account         Fund                Fund
December 31, 1995                                 Sub-Account                             Sub-Account         Sub-Account

---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $      387          $      916          $   80,712          $        1
 ...........................................................................................................................
 Capital gains income                                    100                  --                  --                  31
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                                 6                 119                  --              (2,699)
 ...........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                  392,116              53,019                  --             283,377
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    392,609              54,054              80,712             280,710
 ...........................................................................................................................
Unit transactions:
 Purchases                                                --                  --          24,494,446                  --
 ...........................................................................................................................
 Net transfers                                     4,908,808           1,770,947         (17,615,354)          2,798,806
 ...........................................................................................................................
 Surrenders                                          (28,551)            (17,973)           (147,693)            (15,714)
 ...........................................................................................................................
 Loan withdrawals                                     (9,320)             (7,918)         (1,548,256)             (9,713)
 ...........................................................................................................................
 Cost of insurance                                    (8,557)             (2,485)            (23,250)             (5,129)
 ...........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           4,862,380           1,742,571           5,159,893           2,768,250
 ...........................................................................................................................
 Total increase
  in net assets                                    5,254,989           1,796,625           5,240,605           3,048,960
 ...........................................................................................................................
Net assets:
 Beginning of period                                      --                  --                  --                  --
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $5,254,989          $1,796,625          $5,240,605          $3,048,960
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the period                                    U.S. Govt.          Utilities           Voyager
from inception,                                   and High            Growth              Fund
January 10, 1995 to                               Quality Bond        and Income          Sub-Account
December 31, 1995                                 Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $    696            $    543            $       30
 .....................................................................................................
 Capital gains income                                   --                  --                   224
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                             133                  72                  (604)
 .....................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                 22,432              29,823               301,754
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                   23,261              30,438               301,404
 .....................................................................................................
Unit transactions:
 Purchases                                              --                  --                    --
 .....................................................................................................
 Net transfers                                     603,807             621,666             3,345,405
 .....................................................................................................
 Surrenders                                        (13,535)            (13,432)              (19,818)
 .....................................................................................................
 Loan withdrawals                                       --                  --                    --
 .....................................................................................................
 Cost of insurance                                    (528)               (575)               (5,897)
 .....................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           589,744             607,659             3,319,690
 .....................................................................................................
 Total increase
  in net assets                                    613,005             638,097             3,621,094
 .....................................................................................................
Net assets:
 Beginning of period                                    --                  --                    --
-----------------------------------------------------------------------------------------------------
 End of period                                    $613,005            $638,097            $3,621,094
-----------------------------------------------------------------------------------------------------
*From inception, May 1, 1995, to December 31, 1995.

            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms ot the contracts.


Report of Independent Public Accountants

To ITT Hartford Life and Annuity Insurance Company Putnam Capital
Manager Trust Separate Account Two and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two (the Account) as of December 31, 1996, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE
Statement of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------
December 31, 1996       Asia             Diversified     Global Asset     Global          Growth             High Yield
                        Growth           Income          Allocation       Growth          and Income         Fund
                        Fund             Fund            Fund             Fund            Fund               Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 6,913,743
 Cost $72,382,041
 .........................................................................................................................
  Market Value:         $76,120,308      $         --    $         --     $         --    $           --     $         --
 .........................................................................................................................
Putnam VT Diversified Income Fund
 Shares 19,663,203
 Cost $204,526,818
 .........................................................................................................................
  Market Value:                  --       221,604,293              --               --                --               --
 .........................................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 19,061,170
 Cost $279,233,236
 .........................................................................................................................
  Market Value:                  --                --     328,805,175               --                --               --
 .........................................................................................................................
Putnam VT Global Growth Fund
 Shares 40,513,240
 Cost $580,534,451
 .........................................................................................................................
  Market Value:                  --                --              --      683,863,485                --               --
 .........................................................................................................................
Putnam VT Growth and Income Fund
 Shares 97,460,724
 Cost $1,929,310,872
 .........................................................................................................................
  Market Value:                  --                --              --               --     2,393,635,368               --
 .........................................................................................................................
Putnam VT High Yield Fund
 Shares 29,813,031
 Cost $359,902,417
 .........................................................................................................................
  Market Value:                  --                --              --               --               --       386,376,880
 .........................................................................................................................
Putnam VT Money Market Fund
 Shares 211,074,679
 Cost $211,074,679
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Putnam VT New Opportunities Fund
 Shares 49,303,364
 Cost $783,098,881
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 15,677,072
 Cost $207,064,882
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 18,475,100
 Cost $223,377,332
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Putnam VT Voyager Fund
 Shares 45,873,148
 Cost $1,257,173,323
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Due from ITT Hartford
 Life and Annuity
 Insurance Company           10,201             7,342         111,680          742,407         3,133,200               --
 .........................................................................................................................
Receivable from fund
 shares sold                     --         1,565,430              --               --                --          320,374
-------------------------------------------------------------------------------------------------------------------------
Total Assets             76,130,509       223,177,065     328,916,855      684,605,892     2,396,768,568      386,697,254
-------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford
 Life and Annuity
 Insurance Company               --         1,572,891              --               --                --          315,275
 .........................................................................................................................
Payable for fund
 shares purchased            10,366                --         111,659          743,147         3,137,954               --
 .........................................................................................................................
Total Liabilities            10,366         1,572,891         111,659          743,147         3,137,954          315,275
-------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $76,120,143      $221,604,174    $328,805,196     $683,862,745    $2,393,630,614     $386,381,979
-------------------------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (Continued)
--------------------------------------------------------------------------------------------------------
December 31, 1996       Money            New             U.S. Govt.       Utilities       Voyager
                        Market           Opportunities   and High         Growth          Fund
                        Fund             Fund            Quality Bond     and Income      Sub-Account
                        Sub-Account      Sub-Account     Fund             Fund
                                                         Sub-Account      Sub-Account
--------------------------------------------------------------------------------------------------------
Assets
Investments:
 ........................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 6,913,743
 Cost $72,382,041
 ........................................................................................................
  Market Value:         $         --     $         --    $         --     $         --    $           --
 ........................................................................................................
Putnam VT Diversified Income Fund
 Shares 19,663,203
 Cost $204,526,818
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 19,061,170
 Cost $279,233,236
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT Global Growth Fund
 Shares 40,513,240
 Cost $580,534,451
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT Growth and Income Fund
 Shares 97,460,724
 Cost $1,929,310,872
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT High Yield Fund
 Shares 29,813,031
 Cost $359,902,417
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT Money Market Fund
 Shares 211,074,679
 Cost $211,074,679
 ........................................................................................................
  Market Value:          211,074,679               --              --               --                --
 ........................................................................................................
Putnam VT New Opportunities Fund
 Shares 49,303,364
 Cost $783,098,881
 ........................................................................................................
  Market Value:                   --       849,003,923             --               --                --
 ........................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 15,677,072
 Cost $207,064,882
 ........................................................................................................
  Market Value                    --               --     207,094,125               --                --
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 18,475,100
 Cost $223,377,332
 ........................................................................................................
  Market Value:                   --               --              --      273,431,484                --
 ........................................................................................................
Putnam VT Voyager Fund
 Shares 45,873,148
 Cost $1,257,173,323
 ........................................................................................................
  Market Value:                   --               --              --               --     1,492,253,505
 ........................................................................................................
Due from ITT Hartford
 Life and Annuity
 Insurance Company         2,820,103        1,790,696         161,678        1,058,328                --
 ........................................................................................................
Receivable from fund
 shares sold                      --               --              --               --           953,408
--------------------------------------------------------------------------------------------------------
Total Assets             213,894,782      850,794,619     207,255,803      274,489,812     1,493,206,913
--------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford
 Life and Annuity
 Insurance Company                --               --              --               --           949,181
 ........................................................................................................
Payable for fund
 shares purchased          2,820,458        1,791,934         161,956        1,062,328                --
 ........................................................................................................
Total Liabilities          2,820,458        1,791,934         161,956        1,062,328           949,181
--------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $211,074,324     $849,002,685    $207,093,847     $273,427,484    $1,492,257,732
--------------------------------------------------------------------------------------------------------

             THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPTIAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liablilites (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                         Units                Unit            Contract
                                                                          Owned by             Price           Liability
                                                                          Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                      6,979,709          $10.903401         $76,102,568
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                      18,268,498           12.127111         221,544,100
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                                 14,342,397           22.902056         328,470,374
 .............................................................................................................................
  Global Growth Fund Sub-Account                                           39,497,886           17.293688         683,064,124
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                       73,133,030           32.702761       2,391,652,009
 .............................................................................................................................
  High Yield Fund Sub-Account                                              17,030,987           22.682306         386,302,058
 .............................................................................................................................
  Money Market Fund Sub-Account                                           147,637,599            1.428989         210,972,505
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                       50,976,377           16.634688         847,976,127
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                   11,110,189           18.630709         206,990,692
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                             17,006,322           16.071812         273,322,410
 .............................................................................................................................
  Voyager Fund Sub-Account                                                 41,120,653           36.227529       1,489,699,663
 .............................................................................................................................
Sub-total Group Sub-Accounts:                                                                                   7,116,096,630
 .............................................................................................................................
Annuity contracts in the annuity period:
 .............................................................................................................................
 Group Sub-Accounts:
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                          1,612           10.903401              17,575
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                           4,954           12.127111              60,074
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                                     14,620           22.902056             334,822
 .............................................................................................................................
  Global Growth Fund Sub-Account                                               46,180           17.293688             798,621
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                           60,503           32.702761           1,978,605
 .............................................................................................................................
  High Yield Fund Sub-Account                                                   3,523           22.682306              79,921
 .............................................................................................................................
  Money Market Fund Sub-Account                                                71,253            1.428989             101,819
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                           61,712           16.634688           1,026,558
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                        5,537           18.630709             103,155
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                                  6,538           16.071812             105,074
 .............................................................................................................................
  Voyager Fund Sub-Account                                                     70,611           36.227529           2,558,069
 .............................................................................................................................
Sub-total Group Sub-Accounts:                                                                                       7,164,293
-----------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                                    $7,123,260,923
-----------------------------------------------------------------------------------------------------------------------------

                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $  444,348          $ 8,696,565         $10,522,914         $ 9,354,006
 .........................................................................................................................
 Capital gains income                                     --                   --           6,905,232          13,626,134
 .........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                           503,364              (13,440)             (5,880)            115,502
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       3,413,284            7,205,260          21,830,738          60,644,344
 .........................................................................................................................
 Net gain (loss) on
  investments                                      3,916,648            7,191,820          21,824,858          60,759,846
 .........................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                      (677,863)          (2,377,825)         (3,636,739)         (7,304,106)
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $3,683,133          $13,510,560         $35,616,265         $76,435,880
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 60,150,688        $17,598,932         $7,725,296          $        --
 ...........................................................................................................................
 Capital gains income                               27,273,294                 --                 --                   --
 ...........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                              (2,128)             3,557                 --             (338,446)
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       265,013,647         18,332,001                 --           22,918,086
 ...........................................................................................................................
 Net gain (loss) on
  investments                                      265,011,519         18,335,558                 --           22,579,640
 ...........................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                     (24,044,363)        (4,078,477)        (2,177,748)          (8,148,912)
---------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $328,391,138        $31,856,013         $5,547,548          $14,430,728
---------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
------------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $10,584,014         $ 8,226,428         $ 17,763,163
 ......................................................................................................
 Capital gains income                                      --                  --           34,544,297
 ......................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ......................................................................................................
 Net realized gain (loss)
  on security transactions                            (15,593)              3,070             (111,435)
 ......................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       (5,205,099)         27,539,072           66,299,654
 ......................................................................................................
 Net gain (loss) on
  investments                                      (5,220,692)         27,542,142           66,188,219
 ......................................................................................................
Expenses:
 Mortality and expense
  undertakings                                     (2,568,363)         (3,272,042)         (16,026,046)
------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $ 2,794,959         $32,496,528         $102,469,633
------------------------------------------------------------------------------------------------------

            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  (233,515)        $  6,318,740        $  6,886,175        $  2,049,900
 ..........................................................................................................................
  Capital gains income                                     --                   --           6,905,232          13,626,134
 ..........................................................................................................................
Net realized gain (loss)
 on security transactions                             503,364              (13,440)             (5,880)            115,502
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        3,413,284            7,205,260          21,830,738          60,644,344
 ..........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   3,683,133           13,510,560          35,616,265          76,435,880
 ..........................................................................................................................
Unit transactions:
 Purchases                                         43,835,968           86,101,578          76,481,223         182,210,555
 ..........................................................................................................................
 Net transfers                                     16,464,173            4,387,499          19,773,407          61,807,258
 ..........................................................................................................................
 Surrenders                                          (976,032)          (6,844,044)         (7,867,916)        (13,688,662)
 ..........................................................................................................................
 Net annuity transactions                               9,557               45,237              49,595             357,636
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           59,333,666           83,690,270          88,436,309         230,686,787
 ..........................................................................................................................
 Total increase
  in net assets                                    63,016,799           97,200,830         124,052,574         307,122,667
 ..........................................................................................................................
Net assets:
 Beginning of period                               13,103,344          124,403,344         204,752,622         376,740,078
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $76,120,143         $221,604,174        $328,805,196        $683,862,745
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   36,106,325      $ 13,520,455        $  5,547,548        $ (8,148,912)
 ..........................................................................................................................
 Capital gains income                                 27,273,294                --                  --                  --
 ..........................................................................................................................
  Net realized gain (loss)
  on security transactions                                (2,128)            3,557                  --            (338,446)
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         265,013,647        18,332,001                  --          22,918,086
 ..........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    328,391,138        31,856,013           5,547,548          14,430,728
 ..........................................................................................................................
Unit transactions:
 Purchases                                           779,047,762       143,881,346         274,781,350         468,698,683
 ..........................................................................................................................
 Net transfers                                       185,288,431         7,295,366        (147,255,813)        118,659,486
 ..........................................................................................................................
 Surrenders                                          (54,682,231)      (12,925,712)        (13,490,742)        (13,631,981)
 ..........................................................................................................................
 Net annuity transactions                                850,976            66,417             (48,622)            669,701
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                             910,504,938       138,317,417         113,986,173         574,395,889
 ..........................................................................................................................
 Total increase
  in net assets                                    1,238,896,076       170,173,430         119,533,721         588,826,617
 ..........................................................................................................................
Net assets:
 Beginning of period                               1,154,734,538       216,208,549          91,540,603         260,176,068
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $2,393,630,614      $386,381,979        $211,074,324        $849,002,685
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  8,015,651        $  4,954,386        $    1,737,117
 ........................................................................................................
 Capital gains income                                       --                  --            34,544,297
 ........................................................................................................
 Net realized gain (loss)
  on security transactions                             (15,593)              3,070              (111,435)
 ........................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        (5,205,099)         27,539,072            66,299,654
 ........................................................................................................
 Net increase in net
  assets resulting
  from operations                                    2,794,959          32,496,528           102,469,633
 ........................................................................................................
Unit transactions:
 Purchases                                          58,254,930          54,540,316           537,341,531
 ........................................................................................................
 Net transfers                                      (9,888,428)         (6,591,159)          122,185,850
 ........................................................................................................
 Surrenders                                         (9,247,533)         (8,471,777)          (31,687,683)
 ........................................................................................................
 Net annuity transactions                              (34,898)             25,329             1,230,624
 ........................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                            39,084,071          39,502,709           629,070,322
 ........................................................................................................
 Total increase
  in net assets                                     41,879,030          71,999,237           731,539,955
 ........................................................................................................
Net assets:
 Beginning of period                               165,214,817         201,428,247           760,717,777
--------------------------------------------------------------------------------------------------------
 End of period                                    $207,093,847        $273,427,484        $1,492,257,732
--------------------------------------------------------------------------------------------------------

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Asia Paciific       Diversified         Global Asset        Global
December 31, 1995                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account*        Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   (52,108)        $  2,907,371        $    380,924        $(1,785,527)
 .........................................................................................................................
 Capital gains income                                      --                   --                  --          4,647,670
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             45,350               12,156              13,244             96,200
 .........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                   324,982           12,703,345          33,958,536         39,510,074
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                     318,224           15,622,872          34,352,704         42,468,417
 .........................................................................................................................
Unit transactions:
 Purchases                                          8,256,286            3,509,244          31,667,598         74,877,453
 .........................................................................................................................
 Net transfers                                      4,626,408           (4,186,538)          3,930,913          3,555,397
 .........................................................................................................................
 Surrenders                                          (104,818)          (4,967,234)         (6,946,292)       (10,596,903)
 .........................................................................................................................
 Net annuity transactions                               7,244               11,139              83,391            183,233
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           12,785,120           25,949,611          28,735,610         68,019,180
 .........................................................................................................................
 Total increase
  in net assets                                    13,103,344           41,572,483          63,088,314        110,487,597
 .........................................................................................................................
Net assets:
 Beginning of period                                       --           82,830,861         141,664,308        266,252,481
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $13,103,344         $124,403,344        $204,752,622        $37,674,078
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Growth              High Yield          Money               New
December 31, 1995                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   11,549,814      $ 10,185,937        $ 2,571,635         $ (1,525,514)
 ...........................................................................................................................
 Capital gains income                                  5,824,801                --                 --              142,845
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                                (9,213)           78,832                 --               (5,875)
 ...........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                  213,540,442        14,324,591                 --           41,849,801
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    230,905,844        24,589,360          2,571,635           40,461,257
 ...........................................................................................................................
Unit transactions:
 Purchases                                           319,833,403        67,095,956         96,115,789          145,442,076
 ...........................................................................................................................
 Net transfers                                        93,723,475         7,962,393        (46,531,467)          47,343,854
 ...........................................................................................................................
 Surrenders                                          (31,018,066)       (8,443,113)       (12,195,875)          (2,294,814)
 ...........................................................................................................................
 Net annuity transactions                                500,392            (5,403)           140,021              294,255
 ...........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                             383,039,204        66,609,833         37,528,468          190,785,371
 ...........................................................................................................................
 Total increase
  in net assets                                      613,945,048        91,199,193         40,100,103          231,246,628
 ...........................................................................................................................
Net assets:
 Beginning of period                                 540,789,490       125,009,356         51,440,500           28,929,440
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,154,734,538      $216,208,549        $91,540,603         $260,176,068
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------
For the Year Ended                                U.S. Govt.          Utilities           Voyager
December 31, 1995                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  6,325,698        $  5,029,651        $ (5,878,030)
 .......................................................................................................
 Capital gains income                                       --                  --           7,846,764
 .......................................................................................................
 Net realized gain (loss)
  on security transactions                              39,522              23,185             (74,997)
 .......................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                 16,802,723          36,258,759         160,181,394
 .......................................................................................................
 Net increase in net
  assets resulting
  from operations                                   23,167,943          41,311,595         162,075,131
 .......................................................................................................
Unit transactions:
 Purchases                                          35,010,416          32,062,808         228,156,885
 .......................................................................................................
 Net transfers                                      (4,195,566)          5,445,254          61,682,437
 .......................................................................................................
 Surrenders                                         (6,707,112)         (6,579,475)        (14,135,562)
 .......................................................................................................
 Net annuity transactions                               43,136              27,865             874,475
 .......................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                            24,150,874          30,956,452         276,578,235
 .......................................................................................................
 Total increase
  in net assets                                     47,318,817          72,268,047         438,653,366
 .......................................................................................................
Net assets:
 Beginning of period                               117,896,000         129,160,200         322,064,411
------------------------------------------------------------------------------------------------------
 End of period                                    $165,214,817        $201,428,247        $760,717,777
------------------------------------------------------------------------------------------------------

*From inception, May 1, 1995 to December 31, 1995.

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
ITT Hartford LIFE AND ANNUITY INSURANCE COMPANY

Notes to Financial Statements:
December 31, 1996

1. ORGANIZATION:
Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract-holders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

B) Deduction of Annual Maintenance Fees -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.


Report of Independent Public Accountants

To ITT Hartford Life and Annuity Insurance Company Putnam Capital
Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE
Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------------------
December 31, 1996       Asia Pacific     Diversified     Global Asset     Global          Growth             High Yield
                        Growth           Income          Allocation       Growth          and Income         Fund
                        Fund             Fund            Fund             Fund            Fund               Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ........................................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 31,639
 Cost $332,220
 ........................................................................................................................
  Market Value:         $ 348,343        $       --      $       --       $       --      $        --        $       --
 ........................................................................................................................
Putnam VT Diversified Income Fund
 Shares 149,440
 Cost $1,613,208
 ........................................................................................................................
  Market Value:                --         1,684,193              --               --               --                --
 ........................................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 92,300
 Cost $1,460,811
 ........................................................................................................................
  Market Value:                --                --       1,592,181               --               --                --
 ........................................................................................................................
Putnam VT Global Growth Fund
 Shares 204,225
 Cost $3,179,877
 ........................................................................................................................
  Market Value:                --                --              --        3,447,322               --                --
 ........................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 527,388
 Cost $11,566,786
 ........................................................................................................................
  Market Value:                --                --              --               --       12,952,638                --
 ........................................................................................................................
Putnam VT High Yield Fund
 Shares 130,539
 Cost $1,606,653
 ........................................................................................................................
  Market Value:                --                --              --               --               --         1,691,788
 ........................................................................................................................
Putnam VT Money Market Fund
 Shares 6,925,394
 Cost $6,925,394
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT New Opportunities Fund
 Shares 397,542
 Cost $6,614,167
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 45,265
 Cost $593,129
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 71,722
 Cost $940,712
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Putnam VT Voyager Fund
 Shares 224,785
 Cost $6,990,309
 ........................................................................................................................
  Market Value:                --                --              --               --               --                --
 ........................................................................................................................
Due from ITT Hartford
 Life and Annuity
 Insurance Company              1            27,205          10,853           32,656           26,852                10
------------------------------------------------------------------------------------------------------------------------
Total Assets              348,344         1,711,398       1,603,034        3,479,978       12,979,490         1,691,798
------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life
 and Annuity Insurance
 Company                       --                --              --               --               --                --
 ........................................................................................................................
Payable for fund
 shares purchased              --            27,226          10,890           32,671           27,226                --
 ........................................................................................................................
Total Liabilities              --            27,226          10,890           32,671           27,226                --
------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)...         $348,344        $1,684,172      $1,592,144       $3,447,307      $12,952,264        $1,691,798
------------------------------------------------------------------------------------------------------------------------
Units Outstanding          31,210           129,261         110,336          252,023          782,291           126,752
------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value
 at end of period       11.161102         13.029218       14.429914        13.678537        16.556836         13.347317
------------------------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------
December 31, 1996       Money            New             U.S. Govt.       Utilities       Voyager
                        Market           Opportunities   and High         Growth          Fund
                        Fund             Fund            Quality Bond     and Income      Sub-Account
                        Sub-Account      Sub-Account     Fund             Fund
                                                         Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 31,639
 Cost $332,220
 .....................................................................................................
  Market Value:         $       --       $       --      $       --       $       --      $       --
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 149,440
 Cost $1,613,208
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 92,300
 Cost $1,460,811
 .....................................................................................................
  Market Value:                 --               --              --              --              --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 204,225
 Cost $3,179,877
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Growth and
Income Fund
 Shares 527,388
 Cost $11,566,786
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 130,539
 Cost $1,606,653
 .....................................................................................................
  Market Value:                 --               --              --               --              --
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 6,925,394
 Cost $6,925,394
 .....................................................................................................
  Market Value:          6,925,394               --              --               --              --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 397,542
 Cost $6,614,167
 .....................................................................................................
  Market Value:                 --        6,845,668              --               --              --
 .....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 45,265
 Cost $593,129
 .....................................................................................................
  Market Value:                 --               --         597,955               --              --
 .....................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 71,722
 Cost $940,712
 .....................................................................................................
  Market Value:                 --               --              --        1,061,489              --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 224,785
 Cost $6,990,309
 .....................................................................................................
  Market Value:                 --               --              --               --       7,312,263
 .....................................................................................................
Due from ITT Hartford
 Life and Annuity
 Insurance Company         253,270           11,470              --               93             307
-----------------------------------------------------------------------------------------------------
Total Assets             7,178,664        6,857,138         597,955        1,061,582       7,312,570
-----------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life
 and Annuity Insurance
 Company                        --               --               2               --              --
 .....................................................................................................
Payable for fund
 shares purchased          253,247           10,890              --               --              --
 .....................................................................................................
Total Liabilities          253,247           10,890               2               --              --
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $6,925,417       $6,846,248      $  597,953       $1,061,582      $7,312,570
-----------------------------------------------------------------------------------------------------
Units Outstanding        6,252,357          426,940          48,435           69,940         457,231
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value
 at end of period         1.107649        16.035615       12.345439        15.178606       15.993147
-----------------------------------------------------------------------------------------------------

            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Asia Paciific       Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 2,103             $21,970             $ 16,598            $ 23,213
 .........................................................................................................................
 Capital gains income                                  --                  --               10,892              33,815
 .........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .........................................................................................................................
 Net realized gain(loss)
  on security transactions                            139              11,050                 (60)                515
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       15,115              65,917              117,195             242,512
 .........................................................................................................................
 Net gain (loss) on
  investments                                      15,254              76,967              117,135             243,027
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $17,357             $98,937             $144,625            $300,055
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $  190,521          $ 58,411            $208,905            $    --
 ...........................................................................................................................
 Capital gains income                                 86,385                --                  --                 --
 ...........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 ...........................................................................................................................
 Net realized gain(loss)
  on security transactions                              (249)           12,566                  --             (8,438)
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       1,193,437            76,806                  --             80,783
 ...........................................................................................................................
 Net gain (loss) on
  investments                                      1,193,188            89,372                  --             72,345
---------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $1,470,094          $147,783            $208,905            $72,345
---------------------------------------------------------------------------------------------------------------------------



Statement of Operations (Continued)
-----------------------------------------------------------------------------------------------------
For the Year Ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $23,073             $ 20,790            $ 48,841
 .....................................................................................................
 Capital gains income                                  --                   --              94,981
 .....................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .....................................................................................................
 Net realized gain(loss)
  on security transactions                             (7)               2,502              (1,003)
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       (6,719)              95,368             192,061
 .....................................................................................................
 Net gain (loss) on
  investments                                      (6,726)              97,870             191,058
-----------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $16,347             $118,660            $334,880
-----------------------------------------------------------------------------------------------------

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  2,103            $   21,970          $   16,598          $   23,213
 .........................................................................................................................
 Capital gains income                                   --                    --              10,892              33,815
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             139                11,050                 (60)                515
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        15,115                65,917             117,195             242,512
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   17,357                98,937             144,625             300,055
 .........................................................................................................................
Unit transactions:
 Purchases                                              --                    --                  --                  --
 .........................................................................................................................
 Net transfers                                     292,487             1,527,357           1,263,299           2,718,060
 .........................................................................................................................
 Surrenders                                         (3,336)              (42,573)            (25,561)            (92,232)
 .........................................................................................................................
 Loan withdrawals                                      (19)                  (30)                 (1)             (4,157)
 .........................................................................................................................
 Cost of insurance                                  (1,348)               (5,600)             (5,712)            (12,445)
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           287,784             1,479,154           1,232,025           2,609,226
 .........................................................................................................................
 Total increase
  in net assets                                    305,141             1,578,091           1,376,650           2,909,281
 .........................................................................................................................
Net assets:
 Beginning of period                                43,203               106,081             215,494             538,026
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $348,344            $1,684,172          $1,592,144          $3,447,307
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   190,521         $   58,411          $  208,905          $       --
 ...........................................................................................................................
 Capital gains income                                  86,385                 --                  --                  --
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                               (249)            12,566                  --              (8,438)
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        1,193,437             76,806                  --              80,783
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   1,470,094            147,783             208,905              72,345
 ...........................................................................................................................
Unit transactions:
 Purchases                                              7,606                 --          33,859,102               7,159
 ...........................................................................................................................
 Net transfers                                      9,205,818          1,302,945         (28,335,131)          5,351,891
 ...........................................................................................................................
 Surrenders                                          (177,135)           (15,962)            (82,757)           (120,649)
 ...........................................................................................................................
 Loan withdrawals                                     (14,121)              (382)         (1,520,254)             (1,410)
 ...........................................................................................................................
 Cost of insurance                                    (46,206)            (7,414)            (45,730)            (26,304)
 ...........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                            8,975,962          1,279,187           3,875,230           5,210,687
 ...........................................................................................................................
 Total increase
  in net assets                                    10,446,056          1,426,970           4,084,135           5,283,032
 ...........................................................................................................................
Net assets:
 Beginning of period                                2,506,208            264,828           2,841,282           1,563,216
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $12,952,264         $1,691,798          $6,925,417          $6,846,248
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the Year Ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $ 23,073            $   20,790          $   48,841
 .....................................................................................................
 Capital gains income                                   --                    --              94,981
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                              (7)                2,502              (1,003)
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        (6,719)               95,368             192,061
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                   16,347               118,660             334,880
 .....................................................................................................
Unit transactions:
 Purchases                                              --                    --               7,606
 .....................................................................................................
 Net transfers                                     381,013               662,417           5,629,844
 .....................................................................................................
 Surrenders                                         (8,236)              (10,864)           (104,445)
 .....................................................................................................
 Loan withdrawals                                  (25,381)               (1,571)               (209)
 .....................................................................................................
 Cost of insurance                                  (3,228)               (5,397)            (27,501)
 .....................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           344,168               644,585           5,505,295
 .....................................................................................................
 Total increase
  in net assets                                    360,515               763,245           5,840,175
 .....................................................................................................
Net assets:
 Beginning of period                               237,438               298,337           1,472,395
-----------------------------------------------------------------------------------------------------
 End of period                                    $597,953            $1,061,582          $7,312,570
-----------------------------------------------------------------------------------------------------

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the period                                    Asia Paciific       Diversified         Global Asset        Global
from inception                                    Growth              Income              Allocation          Growth
January 10, 1995 to                               Fund                Fund                Fund                Fund
December 31, 1995                                 Sub-Account*        Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $    --             $    521            $    192            $     91
 .........................................................................................................................
 Capital gains income                                  --                   --                  --                 170
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            (36)                 679                 134                  31
 .........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                 1,006                5,068              14,176              24,935
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                     970                6,268              14,502              25,227
 .........................................................................................................................
Unit transactions:
 Purchases                                             --                   --                  --                  --
 .........................................................................................................................
 Net transfers                                     52,584              112,303             215,112             527,767
 .........................................................................................................................
 Surrenders                                       (10,314)             (12,286)            (13,604)            (14,119)
 .........................................................................................................................
 Loan withdrawals                                      --                   --                  --                  --
 .........................................................................................................................
 Cost of insurance                                    (37)                (204)               (516)               (849)
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           42,233               99,813             200,992             512,799
 .........................................................................................................................
 Total increase
  in net assets                                    43,203              106,081             215,494             538,026
 .........................................................................................................................
Net assets:
 Beginning of period                                   --                   --                  --                  --
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $43,203             $106,081            $215,494            $538,026
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the period                                    Growth              High Yield          Money               New
from inception                                    and Income          Fund                Market              Opportunities
January 10, 1995 to                               Fund                Sub-Account         Fund                Fund
December 31, 1995                                 Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $      387          $    916            $   44,306          $        1
 ...........................................................................................................................
 Capital gains income                                    100                --                    --                  31
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                                18                83                    --                (213)
 ...........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                  192,416             8,329                    --             150,716
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    192,921             9,328                44,306             150,535
 ...........................................................................................................................
Unit transactions:
 Purchases                                                --                --            10,030,006                  --
 ...........................................................................................................................
 Net transfers                                     2,340,814           268,388            (6,734,538)          1,436,274
 ...........................................................................................................................
 Surrenders                                          (23,281)          (12,554)              (30,724)            (21,087)
 ...........................................................................................................................
 Loan withdrawals                                         --                --              (457,482)                 --
 ...........................................................................................................................
 Cost of insurance                                    (4,246)             (334)              (10,286)             (2,506)
 ...........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           2,313,287           255,500             2,796,976           1,412,681
 ...........................................................................................................................
 Total increase
  in net assets                                    2,506,208           264,828             2,841,282           1,563,216
 ...........................................................................................................................
Net assets:
 Beginning of period                                      --                --                    --                  --
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $2,506,208          $264,828            $2,841,282          $1,563,216
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the period                                    U.S. Govt.          Utilities           Voyager
from inception                                    and High            Growth              Fund
January 10, 1995 to                               Quality Bond        and Income          Sub-Account
December 31, 1995                                 Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $    696            $    543            $       30
 .....................................................................................................
 Capital gains income                                   --                  --                   224
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                              99                 516                   379
 .....................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                 11,545              25,411               129,891
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                   12,340              26,470               130,524
 .....................................................................................................
Unit transactions:
 Purchases                                              --                  --                    --
 .....................................................................................................
 Net transfers                                     238,607             287,063             1,365,625
 .....................................................................................................
 Surrenders                                        (13,066)            (14,542)              (21,100)
 .....................................................................................................
 Loan withdrawals                                       --                  --                    --
 .....................................................................................................
 Cost of insurance                                    (443)               (654)               (2,654)
 .....................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           225,098             271,867             1,341,871
 .....................................................................................................
 Total increase
  in net assets                                    237,438             298,337             1,472,395
 .....................................................................................................
Net assets:
 Beginning of period                                    --                  --                    --
-----------------------------------------------------------------------------------------------------
 End of period                                    $237,438            $298,337            $1,472,395
-----------------------------------------------------------------------------------------------------

*From inception May 1, 1995 to December 31, 1995.

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE --
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.


Report of Independent Public Accountants

To ITT Hartford Life and Annuity Insurance Company Putnam Capital
Manager Trust Separate Account Variable Life One and to the
Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, New Opportunities Fund Sub-Account, Money Market Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, New Opportunities Fund Sub-Account, Money Market Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------
December 31, 1996       Diversified      Global Asset    Global           Growth          High Yield
                        Income           Allocation      Growth           and Income      Fund
                        Fund             Fund            Fund             Fund            Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 91
 Cost $1,000
 .....................................................................................................
  Market Value:         $1,030           $   --          $   --          $    --          $   --
 .....................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 63
 Cost $1,046
 .....................................................................................................
  Market Value:             --            1,094              --               --              --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 96
 Cost $1,562
 .....................................................................................................
  Market Value:             --               --           1,615               --              --
 .....................................................................................................
Putnam VT Growth and Income Fund
 Shares 184
 Cost $4,486
 .....................................................................................................
  Market Value:             --               --              --            4,520              --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 79
 Cost $1,000
 .....................................................................................................
  Market Value:             --               --              --               --           1,025
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 1,012
 Cost $1,012
 .....................................................................................................
  Market Value:             --               --              --               --              --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 58
 Cost $1,057
 .....................................................................................................
  Market Value:             --               --              --               --              --
 .....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 328
 Cost $4,320
 .....................................................................................................
  Market Value:             --               --              --               --              --
 .....................................................................................................
Putnam VT Utilities Growth and
 Income Fund
 Shares 73
 Cost $1,000
 .....................................................................................................
  Market Value:             --               --              --               --              --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 72
 Cost $2,375
 .....................................................................................................
  Market Value:             --               --              --               --              --
 .....................................................................................................
Due from ITT Hartford Life
 and Annuity Insurance
 Company
-----------------------------------------------------------------------------------------------------
Total Assets             1,030            1,094           1,615            4,520           1,025
-----------------------------------------------------------------------------------------------------
Liabilities
Payable for fund shares
 purchased                  --               --              --               --              --
 .....................................................................................................
Total Liabilities           --               --              --               --              --
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $1,030           $1,094          $1,615           $4,520          $1,025
-----------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------
December 31, 1996       Money            New             U.S. Govt.       Utilities       Voyager
                        Market           Opportunities   and High         Growth          Fund
                        Fund             Fund            Quality Bond     and Income      Sub-Account
                        Sub-Account      Sub-Account     Fund             Fund
                                                         Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 91
 Cost $1,000
 .....................................................................................................
  Market Value:         $   --           $ --            $   --           $   --          $   --
 .....................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 63
 Cost $1,046
 .....................................................................................................
  Market Value:             --             --                --               --              --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 96
 Cost $1,562
 .....................................................................................................
  Market Value:             --             --                --               --              --
 .....................................................................................................
Putnam VT Growth and Income Fund
 Shares 184
 Cost $4,486
 .....................................................................................................
  Market Value:             --             --                --               --              --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 79
 Cost $1,000
 .....................................................................................................
  Market Value:             --             --                --               --              --
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 1,012
 Cost $1,012
 .....................................................................................................
  Market Value:          1,012             --                --               --              --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 58
 Cost $1,057
 .....................................................................................................
  Market Value:             --            995                --               --              --
 .....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 328
 Cost $4,320
 .....................................................................................................
  Market Value:             --             --             4,331               --              --
 .....................................................................................................
Putnam VT Utilities Growth and
 Income Fund
 Shares 73
 Cost $1,000
 .....................................................................................................
  Market Value:             --             --                --            1,073              --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 72
 Cost $2,375
 .....................................................................................................
  Market Value:             --             --                --               --           2,347
 .....................................................................................................
Due from ITT Hartford Life
 and Annuity Insurance
 Company
-----------------------------------------------------------------------------------------------------
Total Assets             1,012            995             4,331            1,073           2,347
-----------------------------------------------------------------------------------------------------
Liabilities
Payable for fund shares
 purchased                  --             --                --               --              --
 .....................................................................................................
Total Liabilities           --             --                --               --              --
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $1,012           $995            $4,331           $1,073          $2,347
-----------------------------------------------------------------------------------------------------

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
-----------------------------------------------------------------------------------------------------------------
December 31, 1996                                               Units               Unit                Contract
                                                                Owned by            Price               Liability
                                                                Participants
-----------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 .................................................................................................................
  Diversified Income Fund Sub-Account                                  85           $12.064581            $1,030
 .................................................................................................................
  Global Asset Allocation Fund Sub-Account                             71            15.301933             1,094
 .................................................................................................................
  Global Growth Fund Sub-Account                                      102            15.897325             1,615
 .................................................................................................................
  Growth and Income Fund Sub-Account                                  254            17.812315             4,520
 .................................................................................................................
  High Yield Fund Sub-Account                                          71            14.470063             1,025
 .................................................................................................................
  Money Market Fund Sub-Account                                       865             1.170296             1,012
 .................................................................................................................
  New Opportunities Fund Sub-Account                                   67            14.831271               995
 .................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account              346            12.504679             4,331
 .................................................................................................................
  Utilities Growth and Income Fund Sub-Account                         72            14.812870             1,073
 .................................................................................................................
  Voyager Fund Sub-Account                                            128            18.327403             2,347
-----------------------------------------------------------------------------------------------------------------
Grand Total                                                                                              $19,042
-----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the period from                               Diversified         Global Asset        Global              Growth
inception  October 3, 1996                        Income              Allocation          Growth              and Income
to December 31, 1996                              Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                        $--                 $--                 $--                 $--
 .........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       30                  48                  53                  34
-------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $30                 $48                 $53                 $34
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the period from inception                     High Yield          Money               New                 U.S. Govt.
October 3, 1996 to December 31, 1996              Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                        $--                 $12                 $--                 $--
 ..........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 . .........................................................................................................................
Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       25                 --                   (62)                11
--------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $25                $12                  $(62)               $11
--------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------
For the period from inception                     Utilities           Voyager
October 3, 1996 to December 31, 1996              Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Investment Income:
 Dividends                                        $--                 $--
 .................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       73                  (28)
---------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $73                 $(28)
---------------------------------------------------------------------------------

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the period from                               Diversified         Global Asset        Global              Growth
inception October 3, 1996                         Income              Allocation          Growth              and Income
to December 31, 1996                              Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   --              $   --              $   --
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          30                  48                  53                  34
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     30                  48                  53                  34
 .........................................................................................................................
Unit transactions:
 Purchases                                         1,000               1,000               1,000               1,000
 .........................................................................................................................
 Net transfers                                        --                  46                 562               3,515
 .........................................................................................................................
 Surrenders                                                                                                      (12)
 .........................................................................................................................
 Cost of insurance                                                                                               (17)
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,046               1,562               4,486
 .........................................................................................................................
 Total increase
  in net assets                                    1,030               1,094               1,615               4,520
 .........................................................................................................................
Net assets:
 Beginning of period
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,030              $1,094              $1,615              $4,520
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the period from                               High Yield          Money               New                 U.S. Govt.
inception October 3, 1996                         Fund                Market              Opportunities       and High
to December 31, 1996                              Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   12              $  --               $    --
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          25                                   (62)                   11
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     25                  12               (62)                   11
 ..........................................................................................................................
Unit transactions:
 Purchases                                         1,000               1,000             1,000                 1,000
 ..........................................................................................................................
 Net transfers                                        --                  --                57                 3,320
 ..........................................................................................................................
 Surrenders
 ..........................................................................................................................
 Cost of insurance
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,000             1,057                 4,320
 ..........................................................................................................................
 Total increase
  in net assets                                    1,025               1,012               995                 4,331
 ..........................................................................................................................
Net assets:
 Beginning of period
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,025              $1,012              $995                $4,331
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the period from                               Utilities           Voyager
inception October 3, 1996                         Growth              Fund
to December 31, 1996                              and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   --
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          73                 (28)
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     73                 (28)
 .................................................................................
Unit transactions:
 Purchases                                         1,000               1,000
 .................................................................................
 Net transfers                                                         1,375
 .................................................................................
 Surrenders
 .................................................................................
 Cost of insurance
 .................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               2,375
 .................................................................................
 Total increase
  in net assets                                    1,073               2,347
 .................................................................................
Net assets:
 Beginning of period
---------------------------------------------------------------------------------
 End of period                                    $1,073              $2,347
---------------------------------------------------------------------------------

                THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Separate Account Variable Life One (the Account) is a separate investment account with ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.


Report of Independent Public Accountants

To ITT Hartford Life and Annuity Insurance Company Putnam Capital
Manager Trust Separate Account Variable Life Two and to the
Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) (the Account) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE
Statement of Assets and Liabilities
-----------------------------------------------------------------------------------------------------
December 31, 1996       Diversified      Global Asset    Global           Growth          High
                        Income           Allocation      Growth           and Income      Fund
                        Fund             Fund            Fund             Fund            Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 91
 Cost $1,000
 .....................................................................................................
  Market Value:         $1,030           $   --          $   --           $    --         $   --
 .....................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 61
 Cost $1,000
 .....................................................................................................
  Market Value:             --            1,047              --                --             --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 62
 Cost $1,000
 .....................................................................................................
  Market Value:             --               --           1,046                --             --
 .....................................................................................................
Putnam VT Growth and Income Fund
 Shares 1,078
 Cost $26,473
 .....................................................................................................
  Market Value:             --               --              --            26,487             --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 79
 Cost $1,000
 .....................................................................................................
  Market Value:             --               --              --                --          1,025
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 1,011
 Cost $1,011
 .....................................................................................................
  Market Value:             --               --              --                --             --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 54
 Cost $1,000
 .....................................................................................................
  Market Value:             --               --              --                --             --
 .....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 78
 Cost $1,000
 .....................................................................................................
  Market Value:             --               --              --                --             --
 .....................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 73
 Cost $1,000
 .....................................................................................................
  Market Value:             --               --              --                --             --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 30
 Cost $1,000
 .....................................................................................................
  Market Value:             --               --              --                --             --
 .....................................................................................................
Receivable from fund
 shares sold
 .....................................................................................................
Total Assets             1,030            1,047           1,046            26,487          1,025
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $1,030           $1,047          $1,046           $26,487         $1,025
-----------------------------------------------------------------------------------------------------



Statement of Assets & Liabilities (Continued)
-----------------------------------------------------------------------------------------------------
December 31, 1996       Money            New             U.S. Govt.       Utilities       Voyager
                        Market           Opportunities   and High         Growth          Fund
                        Fund             Fund            Quality Bond     and Income      Sub-Account
                        Sub-Account      Sub-Account     Fund             Fund
                                                         Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................
Putnam VT Diversified Income Fund
 Shares 91
 Cost $1,000
 .....................................................................................................
  Market Value:         $   --           $ --            $  --           $   --           $ --
 .....................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 61
 Cost $1,000
 .....................................................................................................
  Market Value:             --             --               --               --             --
 .....................................................................................................
Putnam VT Global Growth Fund
 Shares 62
 Cost $1,000
 .....................................................................................................
  Market Value:             --             --               --               --             --
 .....................................................................................................
Putnam VT Growth and Income Fund
 Shares 1,078
 Cost $26,473
 .....................................................................................................
  Market Value:             --             --               --               --             --
 .....................................................................................................
Putnam VT High Yield Fund
 Shares 79
 Cost $1,000
 .....................................................................................................
  Market Value:             --             --               --               --             --
 .....................................................................................................
Putnam VT Money Market Fund
 Shares 1,011
 Cost $1,011
 .....................................................................................................
  Market Value:          1,011             --               --               --             --
 .....................................................................................................
Putnam VT New Opportunities Fund
 Shares 54
 Cost $1,000
 .....................................................................................................
  Market Value:             --            937               --               --             --
 .....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 78
 Cost $1,000
 .....................................................................................................
  Market Value:             --             --            1,029               --             --
 .....................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 73
 Cost $1,000
 .....................................................................................................
  Market Value:             --             --               --            1,073             --
 .....................................................................................................
Putnam VT Voyager Fund
 Shares 30
 Cost $1,000
 .....................................................................................................
  Market Value:             --             --               --               --            977
 .....................................................................................................
Receivable from fund
 shares sold                 1             --               --               --             --
 .....................................................................................................
Total Assets             1,012            937            1,029            1,073            977
-----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $1,012           $937            $1,029           $1,073          $977
-----------------------------------------------------------------------------------------------------

             THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
--------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                  Units               Unit                Contract
                                                                   Owned by            Price               Liability
                                                                   Participants
--------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 ....................................................................................................................
  Diversified Income Fund Sub-Account                                      85          $12.064581          $ 1,030
 ....................................................................................................................
  Global Asset Allocation Fund Sub-Account                                 68           15.301933            1,047
 ....................................................................................................................
  Global Growth Fund Sub-Account                                           66           15.897325            1,046
 ....................................................................................................................
  Growth and Income Fund Sub-Account                                    1,487           17.812315           26,487
 ....................................................................................................................
  High Yield Fund Sub-Account                                              71           14.470063            1,025
 ....................................................................................................................
  Money Market Fund Sub-Account                                           865            1.170296            1,012
 ....................................................................................................................
  New Opportunities Fund Sub-Account                                       63           14.831271              937
 ....................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                   82           12.504679            1,029
 ....................................................................................................................
  Utilities Growth and Income Fund Sub-Account                             72           14.812870            1,073
 ....................................................................................................................
  Voyager Fund Sub-Account                                                 53           18.327403              977
--------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                                $35,663
--------------------------------------------------------------------------------------------------------------------

               THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the period from                               Diversified         Global Asset        Global              Growth
Inception, October 3, 1996                        Income              Allocation          Growth              and Income
to December 31, 1996                              Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $--                 $--                 $--                 $--
 .........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       30                  47                  46                  14
-------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $30                 $47                 $46                 $14
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the period from                               High Yield          Money               New                 U.S. Govt.
Inception, October 3, 1996                        Fund                Market              Opportunities       and High
to December 31, 1996                              Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $--                 $12                 $ --                $--
 ..........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       25                  --                 (63)                 29
--------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $25                 $12                $(63)                $29
--------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------
For the period from                               Utilities           Voyager
Inception, October 3, 1996                        Growth              Fund
to December 31, 1996                              and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Investment income:
 Dividends                                        $--                 $ --
 .................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       73                  (23)
---------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $73                 $(23)
---------------------------------------------------------------------------------

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the period from                               Diversified         Global Asset        Global              Growth
inception, October 3, 1996                        Income              Allocation          Growth              and Income
to December 31, 1996                              Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   --              $   --              $    --
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          30                  47                  46                   14
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     30                  47                  46                   14
 .........................................................................................................................
Unit transactions:
 Purchases                                         1,000               1,000               1,000                1,000
 .........................................................................................................................
 Net transfers                                        --                  --                  --               25,473
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,000               1,000               26,473
 .........................................................................................................................
 Total increase
  in net assets                                    1,030               1,047               1,046               26,487
 .........................................................................................................................
Net assets:
 Beginning of period                                  --                  --                  --                   --
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,030              $1,047              $1,046              $26,487
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the period from                               High Yield          Money               New                 U.S. Govt.
inception, October 3, 1996                        Fund                Market              Opportunities       and High
to December 31, 1996                              Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   12              $   --              $   --
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          25                  --                 (63)                 29
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     25                  12                 (63)                 29
 ..........................................................................................................................
Unit transactions:
 Purchases                                         1,000               1,000               1,000               1,000
 ..........................................................................................................................
 Net transfers                                        --                  --                  --                  --
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,000               1,000               1,000
 ..........................................................................................................................
 Total increase
  in net assets                                    1,025               1,012                 937               1,029
 ..........................................................................................................................
Net assets:
 Beginning of period                                  --                  --                  --                  --
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,025              $1,012              $  937              $1,029
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the period from                               Utilities           Voyager
inception, October 3, 1996                        Growth              Fund
to December 31, 1996                              and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   --
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          73                 (23)
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     73                 (23)
 .................................................................................
Unit transactions:
 Purchases                                         1,000               1,000
 .................................................................................
 Net transfers                                        --                  --
 .................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,000
 .................................................................................
 Total increase
  in net assets                                    1,073                 977
 .................................................................................
Net assets:
 Beginning of period                                  --                  --
---------------------------------------------------------------------------------
 End of period                                    $1,073              $  977
---------------------------------------------------------------------------------

            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Separate Account Variable Life Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investment in shares of the Hartford, and Fidelity mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.



Report of Independent Accountants

To the Trustees and Shareholders of
Putnam Variable Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the eleven funds constituting Putnam Variable Trust (the "Trust"), formerly Putnam Capital Manager Trust, at December 31, 1996, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts
February 11, 1997




Putnam VT Asia Pacific Growth Fund

Portfolio of investments owned
December 31, 1996

COMMON STOCKS (92.7%) *
------------------------------------------------------------------------------
Number of Shares                                                    Value
 ..............................................................................
Australia (8.0%)
 ..............................................................................
    116,900    Commonwealth Bank of Australia                  $1,118,240
 ..............................................................................
     30,600    Commonwealth Bank of Australia
               (Installment Shares)                               190,361
 ..............................................................................
     76,000    CRA Ltd.                                         1,192,545
 ..............................................................................
    245,000    CSL Ltd.                                         1,158,182
 ..............................................................................
   2,010,000   Goodman Fielder Ltd.                             2,491,234
 ..............................................................................
     40,000    News Corp. Ltd. ADR                                835,000
 ..............................................................................
    196,000    QBE Insurance Group Ltd.                         1,032,435
 ..............................................................................
    420,400    Westpac Banking Corp.                            2,391,496
------------------------------------------------------------------------------
                                                               10,409,493
------------------------------------------------------------------------------
Hong Kong (20.8%)
 ..............................................................................
   1,000,000   Amoy Properties Ltd.                             1,441,686
 ..............................................................................
    219,000    Cheung Kong Holdings Ltd.                        1,946,761
 ..............................................................................
    354,000    Citic Pacific Ltd.                               2,055,159
 ..............................................................................
    300,000    Dao Heng Bank Group Ltd.                         1,439,100
 ..............................................................................
    937,525    First Pacific Co., Ltd.                          1,218,273
 ..............................................................................
    328,000    Guoco Group Ltd.                                 1,836,359
 ..............................................................................
    770,000    HKR International Ltd.                           1,299,263
 ..............................................................................
    700,000    Hong Kong and China Gas Co. Ltd.                 1,353,116
 ..............................................................................
    187,000    Hong Kong Electric Holdings Ltd.                   621,399
 ..............................................................................
    520,000    Hong Kong Land Holdings Ltd.                     1,445,600
 ..............................................................................
    129,894    HSBC Holdings PLC                                2,779,604
 ..............................................................................
    220,000    Hutchison Whampoa, Ltd.                          1,728,084
 ..............................................................................
   1,077,000   Oriental Press Group                               483,912
 ..............................................................................
    620,000    South China Morning Post Ltd.                      513,059
 ..............................................................................
    156,000    Sun Hung Kai Properties Ltd.                     1,911,171
 ..............................................................................
    194,000    Swire Pacific Ltd. Class A                       1,849,948
 ..............................................................................
    625,000    Varitronix International Ltd.                    1,131,368
 ..............................................................................
    420,000    Wharf (Holdings) Ltd                             2,096,199
------------------------------------------------------------------------------
                                                               27,150,061
------------------------------------------------------------------------------
Indonesia (2.3%)
 ..............................................................................
     50,000    Astra International                                137,654
 ..............................................................................
    240,000    Bank Bali                                          599,747
 ..............................................................................
    326,500    Daya Guna Samudera +                               380,295
 ..............................................................................
    172,000    Kalbe Farma                                        196,697
 ..............................................................................
    326,936    PT Mulia Industrindo                               339,261
 ..............................................................................
    325,000    PT Ramayana Lestari Sentosa +                      702,034
 ..............................................................................
    117,000    PT Tigaraksa Satria                                163,533
 ..............................................................................
    100,000    Sampoerna Industries                               533,673
------------------------------------------------------------------------------
                                                                3,052,894
------------------------------------------------------------------------------
Japan (31.5%)
 ..............................................................................
    108,000    Bridgestone Corp.                                2,048,276
 ..............................................................................
     94,000    Canon, Inc.                                      2,074,483
 ..............................................................................
     49,000    Chuo Trust & Banking Co., Ltd.                     417,767
 ..............................................................................
    100,000    Cosmo Oil Co. Ltd.                                 480,172
 ..............................................................................
     80,000    Dai Nippon Printing Co., Ltd.                    1,400,000
 ..............................................................................
     42,000    Daikin Industries Ltd.                             372,931
 ..............................................................................
        160    East Japan Railway Co.                             718,621
 ..............................................................................
     40,250    Hirose Electric Co. Ltd.                         2,328,254
 ..............................................................................
     33,000    Hokuriku Electric Power Co.                        640,086
 ..............................................................................
     22,000    Ito-Yokado Co. Ltd.                                955,862
 ..............................................................................
    130,000    KAO Corp.                                        1,512,931
 ..............................................................................
     12,000    Keyence Corp                                     1,479,310
 ..............................................................................
     55,300    Kurita Water Industries Ltd.                     1,115,535
 ..............................................................................
     90,000    Marui Co., Ltd.                                  1,621,552
 ..............................................................................
     20,000    Mimasu Semiconductor Industry                      293,103
 ..............................................................................
    247,000    Mitsubishi Heavy Industries, Ltd.                1,958,966
 ..............................................................................
    130,000    Mitsui Fudoscan Co. Ltd.                         1,053,448
 ..............................................................................
    214,000    NEC Corp.                                        2,582,759
 ..............................................................................
        125    Nippon Telegraph and Telephone                     946,121
 ..............................................................................
    137,000    Obayashi Corp.                                     923,569
 ..............................................................................
     33,000    Omron Corp.                                        620,172
 ..............................................................................
     67,000    Onward Kashiyama Co., Ltd.                         941,466
 ..............................................................................
     30,000    Ryosan Co.                                         667,241
 ..............................................................................
     47,000    Sankyo Co., Ltd.                                 1,328,966
 ..............................................................................
     70,300    Santen Pharmaceutical                            1,454,483
 ..............................................................................
     80,000    Sharp Corp.                                      1,137,931
 ..............................................................................
     86,000    Shin-Etsu Chemical Co.                           1,564,310
 ..............................................................................
    150,000    Taiyo Yuden Co., Ltd.                            2,094,828
 ..............................................................................
     41,000    TDK Corp.                                        2,668,535
 ..............................................................................
     91,000    Toyota Motor Corp.                               2,612,328
 ..............................................................................
     55,000    Yamanouchi Pharmaceutical Co. Ltd.               1,128,448
------------------------------------------------------------------------------
                                                               41,142,454
------------------------------------------------------------------------------
Malaysia (14.2%)
 ..............................................................................
    242,000    AMMB Holdings Berhad                             2,031,842
 ..............................................................................
    120,000    Cement Industries of Malaysia Berhad               361,188
 ..............................................................................
    160,000    Edaran Otomobil Nasional Berhad                  1,600,000
 ..............................................................................
    350,000    Gamuda Berhad                                    1,483,168
 ..............................................................................
    212,000    Hong Leong Credit Berhad                         1,334,970
 ..............................................................................
    180,000    Malayan Banking Berhad                           1,996,040
 ..............................................................................
    244,375    Malaysian Assurance Alliance                     1,190,421
 ..............................................................................
    100,000    Maruichi Malaysia Steel Tube                       358,416
 ..............................................................................
    650,000    Multi-Purpose Holdings Berhad                    1,261,386
 ..............................................................................
    220,000    Perusahaan Otomobil Nasional Berhad              1,394,059
 ..............................................................................
    600,000    Sungei Way Holdings Berhad                       1,782,178
 ..............................................................................
     60,000    Sungei Way Holdings Berhad Rights
               expiration date 2/3/97+                             66,535
 ..............................................................................
    140,000    Telekom Malaysia Berhad                          1,247,525
 ..............................................................................
    275,000    UMW Holdings Berhad                              1,285,149
 ..............................................................................
    224,000    YTL Corp. Berhad                                 1,206,495
------------------------------------------------------------------------------
                                                               18,599,372
------------------------------------------------------------------------------
New Zealand (0.9%)
 ..............................................................................
    240,000    Telecom Corp. of New Zealand Ltd.                1,223,010
------------------------------------------------------------------------------
Philippines (1.9%)
 ..............................................................................
   1,000,000   Bankard, Inc. +                                    357,959
 ..............................................................................
     33,126    Metropolitan Bank & Trust Co.                      819,950
 ..............................................................................
   1,568,200   Filinvest Development Corp.                        465,802
 ..............................................................................
     60,000    Philippine Commercial International                788,271
------------------------------------------------------------------------------
                                                                2,431,982
------------------------------------------------------------------------------
Singapore (9.3%)
 ..............................................................................
    140,000    City Developments Ltd.                           1,260,901
 ..............................................................................
    384,000    Clipsal Industries (Holdings) Ltd.               1,397,760
 ..............................................................................
    400,000    Courts Ltd.                                        497,498
 ..............................................................................
    110,000    Cycle & Carriage Ltd.                            1,344,532
 ..............................................................................
    100,000    Development & Commercial Bank                    1,350,965
 ..............................................................................
    159,000    Far East Levingston Shipbuilding Ltd.              829,664
 ..............................................................................
     80,000    GP Batteries International Ltd.                    265,600
 ..............................................................................
    336,000    Overseas Union Bank Ltd.                         2,593,853
 ..............................................................................
    100,000    Singapore Airlines Ltd.                            907,791
 ..............................................................................
    660,500    Venture Manufacturing Ltd.                       1,642,988
------------------------------------------------------------------------------
                                                               12,091,552
------------------------------------------------------------------------------
South Korea (0.8%)
 ..............................................................................
     25,000    Samsung Electronics                              1,012,500
------------------------------------------------------------------------------
Thailand (0.9%)
 ..............................................................................
    447,000    Industrial Finance Corp.                         1,193,789
------------------------------------------------------------------------------
United States (2.1%)
 ..............................................................................
     62,750    AFLAC Inc.                                       2,682,563
------------------------------------------------------------------------------
               Total Common Stocks
               (cost $112,948,789)                           $120,989,670
------------------------------------------------------------------------------
INVESTMENT COMPANIES (3.2%) *
------------------------------------------------------------------------------
Number of Shares                                                    Value
 ..............................................................................
Taiwan (2.4%)
 ..............................................................................
    110,000    ROC Taiwan Fund                                 $1,127,500
 ..............................................................................
     86,600    Taiwan Fund, Inc.                                1,926,850
------------------------------------------------------------------------------
                                                                3,054,350
------------------------------------------------------------------------------
Thailand (0.2%)
 ..............................................................................
    700,000    Ruam Pattana Fund                                  286,560
------------------------------------------------------------------------------
United Kingdom (0.6%)
 ..............................................................................
     47,000    JF Philippine Fund                                 804,875
------------------------------------------------------------------------------
               Total Investment Companies
               (cost $4,510,723)                               $4,145,785
------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.3%) * (cost $1,977,026)
------------------------------------------------------------------------------
Principal Amount                                                    Value
 ..............................................................................

 $1,800,000    Bangkok Bank Public Co. 144A cv. sub.
               3 1/4s, 2004 (Thailand)                         $1,755,000
------------------------------------------------------------------------------
WARRANTS (--%) *+ (cost $--)
------------------------------------------------------------------------------
Number of
Warrants                                                            Value
 ..............................................................................
     75,000    Gamuda Berhad Rights
               expiration date 12/31/25 (Malaysia)                     $3
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.3%) * (cost $4,296,806)
------------------------------------------------------------------------------
Principal Amount                                                    Value
 ..............................................................................
 $4,296,000    Interest in $624,569,000 joint repurchase
               agreement dated December 31, 1996
               with SBC Warburg, Inc. due January 2, 1997
               with respect to various U.S. Treasury
               obligations -- maturity value of
               $4,297,611 for an effective yield
               of 6.75%                                        $4,296,806
------------------------------------------------------------------------------
               Total Investments
               (cost $123,733,344) ***                       $131,187,264
------------------------------------------------------------------------------



Forward Currency Contracts to Sell at December 31, 1996
(aggregate face value $13,078,407)
------------------------------------------------------------------------------
                 Market        Aggregate        Delivery       Unrealized
                 Value         Face Value         Date        Appreciation
 ..............................................................................
Japanese Yen  $12,255,386      $13,078,407       1/6/97         $823,021
------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT Diversified Income Fund

Portfolio of investments owned
December 31, 1996

CORPORATE BONDS AND NOTES (36.5%)
----------------------------------------------------------------------------------------
Principal Amount                                                              Value
 ........................................................................................

Advertising (0.2%)
 ........................................................................................
                  $75,000    Adams Outdoor Advertising, Ltd. sr. notes
                             10 3/4s, 2006                                   $79,781
 ........................................................................................
                  350,000    Lamar Advertising Co. sr. sub. notes
                             9 5/8s, 2006                                    360,500
 ........................................................................................
                   75,000    Outdoor Systems, In. sr. sub. notes
                             9 3/8s, 2006                                     77,250
 ........................................................................................
                  460,000    Universal Outdoor, In. sr. sub. notes
                             9 3/4s, 2006                                    474,950
 ........................................................................................
                                                                             992,481
----------------------------------------------------------------------------------------
Aerospace and Defense (0.5%)
 ........................................................................................
                  700,000    Alliant Techsystems, In. sr. sub. notes
                             11 3/4s, 2003                                   785,750
 ........................................................................................
                1,000,000    BE Aerospace sr. notes 9 3/4s, 2003           1,045,000
 ........................................................................................
                  400,000    Sequa Corp. sr. sub. notes 9 3/8s, 2003         408,000
 ........................................................................................
                  200,000    UNC, Inc. sr. notes 9/1/8s, 20003               203,000
 ........................................................................................
                  150,000    UNC, Inc. sr. sub. notes 11s, 2006              160,500
 ........................................................................................
                                                                           2,602,250
----------------------------------------------------------------------------------------
Agriculture (0.4%)
 ........................................................................................
                1,750,000    PMI Holdings Corp. sub. disc. deb.
                             stepped-coupon Ser. B, zero %
                             (11 1/2s, 9/1/00), 2005 ++                    1,141,875
 ........................................................................................
                  831,563    Premium Standard Farms, Inc. sr. secd.
                             notes 11s, 2003 +++++                           879,378
----------------------------------------------------------------------------------------
                                                                           2,021,253
----------------------------------------------------------------------------------------
Airlines (0.2%)
 ........................................................................................
                  835,000    Greenwich Air Services, Inc. sr. notes
                             10 1/2s, 2006                                   889,275
----------------------------------------------------------------------------------------
Automotive (0.2%)
 ........................................................................................
                  315,000    CSK Auto, Inc. 144A sr. sub. notes
                             11s, 2006                                       330,750
 ........................................................................................
                  130,000    Hawk Corp. 144A sr. notes 10 1/4s, 2003         132,600
 ........................................................................................
                  590,000    Lear Corp. sub. notes 9 1/2s, 2006              637,200
 ........................................................................................
                   70,000    Safelite Glass Corp. 144A sr. sub. notes
                             9 7/8s, 2006                                     72,100
----------------------------------------------------------------------------------------
                                                                           1,172,650
----------------------------------------------------------------------------------------
Automotive Parts (0.5%)
 ........................................................................................
                  350,000    A.P.S. Inc. company guaranty
                             11 7/8s, 2006                                   381,500
 ........................................................................................
                1,000,000    Aftermarket Technology Corp. sr. sub.
                             notes 12s, 2004                               1,117,500
 ........................................................................................
                  500,000    Exide Corp. sr. notes 10s, 2005                 518,750
 ........................................................................................
                  450,000    Key Plastics Corp. sr. notes 14s, 1999          468,000
----------------------------------------------------------------------------------------
                                                                           2,485,750
----------------------------------------------------------------------------------------
Banks (0.4%)
 ........................................................................................
                  250,000    Bancomext bank guaranteed
                             11.25s, 2006 (Mexico)                           271,875
 ........................................................................................
                  695,000    Chevy Chase Savings Bank Inc. sub. deb.
                             9 1/4s, 2005                                    708,900
 ........................................................................................
                  250,000    First Nationwide Holdings 144A sr. sub.
                             notes 10 5/8s, 2003                             270,000
 ........................................................................................
                  250,000    North Fork Bancorp, Inc. 144A bonds
                             8.7s, 2026                                      250,625
 ........................................................................................
                  270,000    Provident Capital Trust 144A jr. sub. notes
                             8.6s, 2026                                      273,731
 ........................................................................................
                  160,000    Riggs Capital Trust 144A bonds
                             8 5/8s, 2026                                    160,000
----------------------------------------------------------------------------------------
                                                                           1,935,131
----------------------------------------------------------------------------------------
Basic Industrial Products (0.1%)
 ........................................................................................
                   95,000    Astor Corp. 144A sr. sub. notes
                             10 1/2s, 2006                                    97,138
 ........................................................................................
                  145,000    Ryder TRS Inc. 144A sr. sub. notes
                             10s, 2006                                       150,800
----------------------------------------------------------------------------------------
                                                                             247,938
----------------------------------------------------------------------------------------
Broadcasting (3.1%)
 ........................................................................................
                1,000,000    Affinity Group sr. sub. notes
                             11 1/2s, 2003                                 1,040,000
 ........................................................................................
                1,000,000    Argyle Television Corp. sr. sub. notes
                             9 3/4s, 2005                                  1,015,000
 ........................................................................................
                  185,000    Chancellor Broadcasting Co. sr. sub. notes
                             9 3/8s, 2004                                    186,850
 ........................................................................................
                  825,000    Commodore Media, Inc. sr. sub. notes
                             stepped-coupon 7 1/2s, (13 1/4s, 5/1/98),
                             2003 ++                                         870,375
 ........................................................................................
                  500,000    Echostar Satellite Broadcast Corp. sr. disc.
                             notes stepped-coupon zero %
                             (13 1/8s, 3/15/00), 2004 ++                     377,500
 ........................................................................................
                  500,000    Granite Broadcasting Corp. sr. sub. notes
                             9 3/8s, 2005                                    480,000
 ........................................................................................
                  125,000    Gray Communications Systems, Inc.
                             sr. sub. notes 10 5/8s, 2006                    132,500
 ........................................................................................
                1,250,000    Heritage Media Corp. sr. sub. notes
                             8 3/4s, 2006                                  1,200,000
 ........................................................................................
                  175,000    Jacor Communications, Inc. company
                             guaranty 9 3/4s, 2006                           177,625
 ........................................................................................
                  115,000    Jacor Communications, Inc. sr. sub. notes
                             10 1/8s, 2006                                   118,450
 ........................................................................................
                1,500,000    Lenfest Communications, Inc. sr. notes
                             8 3/8s, 2005                                  1,449,375
 ........................................................................................
                  485,000    Net Sat Servicos Ltd. 144A sr. notes
                             12 3/4s, 2004 (Brazil)                          507,431
 ........................................................................................
                  750,000    Park Broadcasting, Inc. sr. notes Ser. B,
                             11 3/4s, 2004                                   881,250
 ........................................................................................
                1,250,000    Paxson Communications Corp. 144A
                             sr. sub. notes 11 5/8s, 2002                  1,303,125
 ........................................................................................
                1,227,000    Petracom Holdings, Inc. notes
                             stepped-coupon zero % (17 1/2s, 8/1/98),
                             2003 ++                                       1,055,220
 ........................................................................................
                  975,000    SFX Broadcasting, Inc. sr. sub. notes
                             Ser. B, 10 3/4s, 2006                         1,028,625
 ........................................................................................
                1,361,000    Telemedia Broadcasting Corp. 144A deb.
                             stepped-coupon 3.8s, (16s, 6/15/99),
                             2004 ++                                       1,238,510
 ........................................................................................
                2,060,000    Telewest Communications PLC deb.
                             stepped-coupon zero % (11s, 10/1/00),
                             2007 (United Kingdom) ++                      1,436,850
 ........................................................................................
                1,110,000    Videotron Holdings. sr. disc. notes
                             stepped-coupon zero % (11s, 8/15/00),
                             2005 (United Kingdom) ++                         893,550
----------------------------------------------------------------------------------------
                                                                           15,392,236
----------------------------------------------------------------------------------------
Building and Construction (1.2%)
 ........................................................................................
                  320,000    Atrium Companies Inc. 144A sr. sub.
                             notes 10 1/2s, 2006                             325,600
 ........................................................................................
                  160,000    Clark Material Handling Co. 144A sr.
                             notes 10 3/4s, 2006                             166,400
 ........................................................................................
                  940,000    Inter-City Products sr. notes 9 3/4s, 2000      954,100
 ........................................................................................
                1,000,000    Presley Cos. sr. notes 12 1/2s, 2001            965,000
 ........................................................................................
                1,000,000    Schuller International Corp. sr. notes
                             10 7/8s, 2004                                 1,112,500
 ........................................................................................
                  250,000    Scotsman Group, Inc. sr. secd. notes
                             9 1/2s, 2000                                    256,250
 ........................................................................................
                1,550,000    Terex Corp. sr. notes Ser. B, 13 1/4          1,670,125
 ........................................................................................
                  500,000    Webb (DEL E.) Corp. sr. notes
                             10 7/8s, 2000                                   515,000
----------------------------------------------------------------------------------------
                                                                           5,964,975
----------------------------------------------------------------------------------------
Building Products (0.5%)
 ........................................................................................
                  750,000    American Standard, Inc. deb. 9 1/4s, 2016       780,000
 ........................................................................................
                  110,000    Building Materials Corp. 144A sr. notes
                             8 5/8s, 2006                                    109,725
 ........................................................................................
                  500,000    Cemex S.A. 144A bonds 12 3/4s, 2006
                             (Mexico)                                        561,250
 ........................................................................................
                  600,000    Southdown Inc. sr. sub. notes Ser. B, 10s,
                             2006                                            633,000
 ........................................................................................
                  400,000    Waxman Industries Inc. sr. notes
                             stepped-coupon Ser. B, zero %
                             (12 3/4s, 6/1/99), 2004 ++                      293,000
----------------------------------------------------------------------------------------
                                                                           2,376,975
----------------------------------------------------------------------------------------
Buses (0.2%)
 ........................................................................................
                1,475,000    Consorcio/MCII Holdings sec. notes
                             stepped-coupon zero % (12s, 11/15/98),
                             2002 ++                                       1,216,875
----------------------------------------------------------------------------------------
Business Services (0.2%)
 ........................................................................................
                  250,000    Corporate Express, Inc. sr. sub. notes
                             Ser. B, 9 1/8s, 2004                            255,000
 ........................................................................................
                  260,000    Intertek Finance PLC 144A sr. sub. notes
                             10 1/4s, 2006 (United Kingdom)                  270,400
 ........................................................................................
                  225,000    Pierce Leahy Corp. sr. sub. notes
                             11 1/8s, 2006                                   245,813
----------------------------------------------------------------------------------------
                                                                             771,213
----------------------------------------------------------------------------------------
Cable Television (2.1%)
 ........................................................................................
                   50,000    Adelphia Communications Corp. notes
                             Ser. B, 9 7/8s, 2005                             46,250
 ........................................................................................
                  800,000    Adelphia Communications Corp. sr. notes
                             12 1/2s, 2002                                   820,000
 ........................................................................................
                1,203,970    Adelphia Communications Corp. sr. notes
                             9 1/2s, 2004 ++++                             1,041,434
 ........................................................................................
                  700,000    Century Communications Corp. sr. sub.
                             deb. 11 7/8s, 2003                              742,000
 ........................................................................................
                1,100,000    Diamond Cable Communication Co.
                             sr. disc. notes stepped-coupon zero %
                             (11 3/4s, 12/15/00), 2005 ++                    792,000
 ........................................................................................
                  185,000    Frontiervision Operating Partners L.P.
                             sr. sub. notes 11s, 2006                        186,388
 ........................................................................................
                  400,000    Grupo Televisa S.A. 144A sr. notes
                             11 7/8s, 2006 (Mexico)                          444,000
 ........................................................................................
                  800,000    Heartland Wireless Communications, Inc.
                             144A sr. notes 14s, 2004                        830,000
 ........................................................................................
                1,500,000    Jones Intercable, Inc. sr. sub. deb.
                             10 1/2s, 2008                                 1,620,000
 ........................................................................................
                  500,000    Marcus Cable Co. (L.P.) sr. disc. notes
                             stepped-coupon zero %
                             (14 1/4s, 6/15/00), 2005 ++                     353,125
 ........................................................................................
                1,000,000    Marcus Cable Co. (L.P.) sr. sub. disc. notes
                             stepped-coupon zero %
                             (13 1/2s, 8/1/99), 2004 ++                      820,000
 ........................................................................................
                  500,000    Rogers Cablesystem Ltd. deb.
                             10 1/8s, 2012 (Canada)                          518,750
 ........................................................................................
                  750,000    Tevecap S.A. 144A sr. notes
                             12 5/8s, 2004 (Brazil)                          766,875
 ........................................................................................
                  165,000    TV Filme, Inc. 144A sr. notes
                             12 7/8s, 2004 (Brazil)                          165,619
 ........................................................................................
                1,390,000    UIH Australia/Pacific, Inc. sr. disc. notes
                             stepped-coupon Ser. B, zero %
                             (14s, 5/15/01), 2006 (Australia) ++             736,700
 ........................................................................................
                  525,000    Wireless One, Inc. sr. notes 13s, 2003          509,250
----------------------------------------------------------------------------------------
                                                                          10,392,391
----------------------------------------------------------------------------------------
Cellular Communications (2.4%)
 ........................................................................................
                  500,000    Call-Net Enterprises sr. disc. notes
                             stepped-coupon zero %
                             (13 1/4s, 12/1/99), 2004 ++                     410,000
 ........................................................................................
                1,840,000    CellNet Data Systems, Inc. 144A sr. disc.
                             notes stepped-coupon zero %
                             (13s, 6/15/00), 2005 ++                       1,269,600
 ........................................................................................
                1,700,000    Cencall Communications Corp. sr. disc.
                             notes stepped-coupon zero %
                             (10 1/8s, 1/15/99), 2004 ++                   1,162,375
 ........................................................................................
                1,100,000    Comunicacion Cellular bonds
                             stepped-coupon zero %
                             (13 1/8s, 11/15/00), 2003 (Colombia)            731,500
 ........................................................................................
                1,750,000    Dial Call Communications, Inc. sr. disc.
                             notes stepped-coupon zero %
                             (12 1/4s, 4/15/99), 2004 ++                   1,260,000
 ........................................................................................
                1,500,000    Intercel, Inc. sr. disc. notes
                             stepped-coupon zero %
                             (12s, 5/1/01), 2006 ++                          930,000
 ........................................................................................
                  270,000    International Wireless Communications,
                             Inc. sr. disc. notes zero %, 2001               148,500
 ........................................................................................
                  900,000    Millicom International Cellular S.A. sr. disc.
                             notes stepped-coupon zero %
                             (13 1/2s, 6/1/01), 2006 (Luxembourg)            558,000
 ........................................................................................
                1,200,000    NEXTEL Communications, Inc. sr. disc.
                             notes stepped-coupon zero %
                             (11 1/2s, 9/1/98), 2003 ++                      936,000
 ........................................................................................
                1,100,000    NEXTEL Communications, Inc. sr. disc.
                             notes stepped-coupon zero %
                             (9 3/4s, 2/15/99), 2004 ++                      750,750
 ........................................................................................
                1,000,000    Omnipoint Corp. 144A sr. notes Ser. A,
                             11 5/8s, 2006                                 1,040,000
 ........................................................................................
                  245,000    Omnipoint Corp. sr. notes 11 5/8s, 2006         252,350
 ........................................................................................
                  750,000    Pricellular Wireless Corp. 144A sr. notes
                             10 3/4s, 2004                                   780,000
 ........................................................................................
                1,500,000    Pricellular Wireless Corp. sr. disc. notes
                             stepped-coupon Ser. B, zero %
                             (14s, 11/15/97), 2001 ++                      1,470,000
 ........................................................................................
                  300,000    Western Wireless Corp. sr. sub. notes
                             10 1/2s, 2007                                   314,625
----------------------------------------------------------------------------------------
                                                                          12,013,700
----------------------------------------------------------------------------------------
Chemicals (0.8%)
 ........................................................................................
                1,150,000    Acetex Corp. sr. notes 9 3/4s, 2003
                             (Canada)                                      1,144,250
 ........................................................................................
                  750,000    Arcadian Partner sr. notes 10 3/4s, 2005        823,125
 ........................................................................................
                  140,000    Freedom Chemicals, Inc. 144A sr. sub.
                             notes 10 5/8s, 2006                             147,000
 ........................................................................................
                  750,000    Harris Chemical Corp. sr. secd. disc. notes
                             10 1/4s, 2001                                   779,063
 ........................................................................................
                1,000,000    ISP Holdings, Inc. 144A sr. notes
                             9 3/4s, 2002                                  1,025,000
 ........................................................................................
                  235,000    Sterling Chemicals Holdings sr. disc. notes
                             stepped-coupon zero %
                             (13 1/2s, 8/15/01), 2008 ++                     136,300
----------------------------------------------------------------------------------------
                                                                           4,054,738
----------------------------------------------------------------------------------------
Computer Equipment (0.2%)
 ........................................................................................
                1,000,000    Computervision Corp. sr. sub. notes
                             11 3/8s, 1999                                 1,046,250
----------------------------------------------------------------------------------------
Computer Services (0.1%)
 ........................................................................................
                  660,000    Unisys Corp. sr. notes 11 3/4s, 2004            704,550
----------------------------------------------------------------------------------------
Consumer Durable Goods (0.4%)
 ........................................................................................
                  500,000    Ekco Group Inc. company guaranty
                             Ser. B, 9 1/4s, 2006                            490,000
 ........................................................................................
                  485,000    Icon Fitness Corp. 144A sr. disc. notes
                             stepped-coupon zero %
                             (14s, 11/15/01), 2006 ++                        254,625
 ........................................................................................
                  140,000    Rayovac Corp. 144A sr. sub. notes
                             10 1/4s, 2006                                   143,500
 ........................................................................................
                1,000,000    Remington Products Co. sr. sub. notes
                             Ser. B, 11s, 2006                               850,000
----------------------------------------------------------------------------------------
                                                                           1,738,125
----------------------------------------------------------------------------------------
Consumer Services (0.3%)
 ........................................................................................
                1,300,000    Coinmach Corp. sr. notes Ser. B,
                             11 3/4s, 2005                                 1,407,250
----------------------------------------------------------------------------------------
Cosmetics (0.1%)
 ........................................................................................
                  265,000    Revlon Worldwide Corp. sr. disc. notes
                             Ser. B, zero %, 1998                            227,900
----------------------------------------------------------------------------------------
Electric Utilities (2.2%)
 ........................................................................................
                  445,000    AES China Generating Co. sr. notes
                             10 1/8s, 2006 (China)                           459,463
 ........................................................................................
                  850,000    Calpine Corp. sr. notes 10 1/2s, 2006           913,750
 ........................................................................................
                  500,000    El Paso Electric Co. 1st mtge. Ser. D,
                             8.9s, 2006                                      521,320
 ........................................................................................
                  365,000    Empresa Distribuidora Norte 144A
                             notes 9 3/4s, 2001 (Argentina)                  377,319
 ........................................................................................
                  623,000    First PV Funding deb. 10.15s, 2016              661,938
 ........................................................................................
                  110,000    Hidroelectric Pierda Aguila 144A bonds
                             10 5/8s, 2001 (Argentina)                       115,638
 ........................................................................................
                1,750,000    Long Island Lighting Co. deb. 9s, 2002        1,841,875
 ........................................................................................
                1,990,000    Midland Funding Corp. deb. Ser. A,
                             11 3/4s, 2005                                 2,203,248
 ........................................................................................
                  500,000    Midland Funding Corp. deb. Ser. B,
                             13 1/4s, 2006                                   577,665
 ........................................................................................
                1,000,000    Niagara Mohawk Power Corp. 1st mtge.
                             8 3/4s, 2022                                    947,210
 ........................................................................................
                1,066,024    Northeast Utilities System notes Ser. A,
                             8.58s, 2006                                   1,047,156
 ........................................................................................
                1,000,000    Texas New Mexico Power deb.
                             12 1/2s, 1999                                 1,086,350
----------------------------------------------------------------------------------------
                                                                          10,752,932
----------------------------------------------------------------------------------------
Electronic Components (0.1%)
 ........................................................................................
                   330,000   Motors and Gears Inc. 144A sr. notes
                             Ser. A, 10 3/4s, 2006                            339,900
----------------------------------------------------------------------------------------
Electronics (0.9%)
 ........................................................................................
                1,000,000    Amphenol Corp. sr. notes 10.95s, 200          1,089,110
 ........................................................................................
                  195,000    Celestica International Ltd. 144A sr. sub.
                             notes 10 1/2s, 2006 (India)                     204,750
 ........................................................................................
                  231,370    Cirent Semiconductor sr. sub. notes
                             10.22s, 2002                                    231,370
 ........................................................................................
                  232,319    Cirent Semiconductor 144A sr. sub.
                             notes 10.14s, 2004                              232,320
 ........................................................................................
                3,000,000    International Semi-Tech. Corp. sr. secd.
                             disc. notes stepped-coupon zero %
                             (11 1/2s, 8/15/00), 2003 (Canada) ++          1,935,000
 ........................................................................................
                  500,000    Moog, Inc. sr. sub. notes Ser. B, 10s, 2006     525,000
----------------------------------------------------------------------------------------
                                                                           4,217,550
----------------------------------------------------------------------------------------
Entertainment (0.4%)
 ........................................................................................
                1,250,000    Premier Parks, Inc. sr. notes Ser. A,
                             12s, 2003                                     1,365,625
 ........................................................................................
                  400,000    Trump Holdings & Funding Corp. sr. notes
                             15 1/2s, 2005                                   456,000
----------------------------------------------------------------------------------------
                                                                           1,821,625
----------------------------------------------------------------------------------------
Environmental Control (0.1%)
 ........................................................................................
                   350,000   Allied Waste Industries, Inc. 144A sr. sub.
                             notes 10 1/4s, 2006                              367,500
----------------------------------------------------------------------------------------
Financial Services (0.8%)
 ........................................................................................
                  415,000    Aames Financial Corp. sr. notes
                             9 1/8s, 2003                                    422,263
 ........................................................................................
                  350,000    AIM Management Group sr. secd. notes
                             9s, 2003                                        379,750
 ........................................................................................
                  340,000    Contifinancial Corp. sr. notes 8 3/8s, 2003     350,200
 ........................................................................................
                  245,000    Dollar Financial Group Inc. 144A sr. notes
                             10 7/8s, 2006                                   252,350
 ........................................................................................
                  350,000    First Federal Financial Corp. notes
                             11 3/4s, 2004                                   357,000
 ........................................................................................
                  260,000    Ocwen Federal Bank FSB sub. deb.
                             12s, 2005                                       286,000
 ........................................................................................
                  155,000    Ocwen Financial Corp. notes
                             11 7/8s, 2003                                   167,788
 ........................................................................................
                  385,000    Olympic Financial Ltd. sr. notes 13s, 2000      419,650
 ........................................................................................
                  175,000    Outsourcing Solutions Inc. 144A sr. sub.
                             notes 11s, 2006                                 183,313
 ........................................................................................
                1,000,000    Van Kampen Merritt sr. notes
                             9 3/4s, 2003                                  1,067,500
----------------------------------------------------------------------------------------
                                                                           3,885,814
----------------------------------------------------------------------------------------
Food Chains (0.5%)
 ........................................................................................
                1,000,000    Southland Corp. 1st priority sr. sub. deb.
                             5s, 2003                                        820,000
 ........................................................................................
                  850,000    Southland Corp. deb. Ser. A, 4 1/2s, 2004       650,250
 ........................................................................................
                1,000,000    Stater Brothers sr. notes 11s, 2001           1,085,000
----------------------------------------------------------------------------------------
                                                                           2,555,250
----------------------------------------------------------------------------------------
Food and Beverages (0.5%)
 ........................................................................................
                  425,000    Canandaigua Wine Co. 144A sr. sub.
                             notes 8 3/4s, 2003                              414,375
 ........................................................................................
                  500,000    Chiquita Brands sr. notes 9 5/8s, 2004          516,250
 ........................................................................................
                  300,000    Foodmaker, Inc. sr. sub. notes 9 3/4s, 2002     306,000
 ........................................................................................
                  850,000    Mafco, Inc. sr. sub. notes 11 7/8s, 2002        896,750
 ........................................................................................
                  500,000    Specialty Foods Corp. sr. notes Ser. B,
                             10 1/4s, 2001                                   462,500
----------------------------------------------------------------------------------------
                                                                           2,595,875
----------------------------------------------------------------------------------------
Funeral/Cemetery Services (--%)
 ........................................................................................
                  155,000    Rose Hills Acquistion Corp. 144A sr. sub.
                             notes 9 1/2s, 2004                              158,875
----------------------------------------------------------------------------------------
Gaming (2.2%)
 ........................................................................................
                  610,000    Alliance Gaming Corp. 12 7/8s, 2003             642,025
 ........................................................................................
                  750,000    Argosy Gaming Co. 1st mtge.
                             13 1/4s, 2004                                   699,375
 ........................................................................................
                  150,000    Arizona Charlies Corp. 1st mtge. Ser. B,
                             12s, 2000                                       105,000
 ........................................................................................
                   40,000    Capitol Queen Corp. 1st mtge. notes
                             Ser. B, 12s, 2000 +                              30,000
 ........................................................................................
                1,345,000    Casino America, Inc. sr. notes
                             12 1/2s, 2003                                 1,274,388
 ........................................................................................
                  270,000    Casino Magic of Louisiana Corp. 144A
                             1st mtge. 13s, 2003                             266,625
 ........................................................................................
                1,000,000    Coast Hotels & Casinos, Inc. company
                             guaranty Ser. B, 13s, 2002                    1,103,750
 ........................................................................................
                  750,000    Colorado Gaming & Entertainment Co.
                             sr. notes 12s, 2003 +++++                       720,000
 ........................................................................................
                  200,000    Elsinore Corp. 1st mtge. 20s, 2000
                             (In Default) +                                  190,000
 ........................................................................................
                  500,000    Grand Casinos, Inc. 1st mtge.
                             10 1/8s, 2003                                   502,500
 ........................................................................................
                  600,000    Grate Bay Property Funding Corp.
                             1st mtge. 10 7/8s, 2004                         504,000
 ........................................................................................
                  165,000    Harveys Casino Resorts sr. sub. notes
                             10 5/8s, 2006                                   176,550
 ........................................................................................
                1,000,000    Hollywood Casino Corp. sr. notes
                             12 3/4s, 2003                                   960,000
 ........................................................................................
                1,150,000    Lady Luck Gaming 1st mtge.
                             11 7/8s, 2001                                 1,115,500
 ........................................................................................
                  497,000    Louisiana Casino Cruises Corp. 1st mtge.
                             11 1/2s, 1998                                   501,970
 ........................................................................................
                  700,000    Mohegan Tribal Gaming sr. secd. notes,
                             Ser. B, 13 1/2s, 2002                           908,250
 ........................................................................................
                1,300,000    Trump A.C. 1st mtge. 11 1/4s, 2006            1,287,000
 ........................................................................................
                  108,000    Trump Castle notes 11 1/2s, 2000                109,080
----------------------------------------------------------------------------------------
                                                                           11,096,013
----------------------------------------------------------------------------------------
Health Care (0.9%)
 ........................................................................................
                  830,000    Columbia/HCA Healthcare med. term
                             notes 7.58s, 2025                               841,271
 ........................................................................................
                  140,000    Genesis Health Ventures, Inc. 144A sr. sub.
                             notes 9 1/4s, 2006                              144,200
 ........................................................................................
                  480,000    IMED Corp. sr. sub. notes 9 3/4s, 20            488,400
 ........................................................................................
                  500,000    Integrated Health Services sr. sub. notes
                             9 5/8s, 2002                                    516,250
 ........................................................................................
                  800,000    Merit Behavioral Care sr. sub. notes
                             11 1/2s, 2005                                   856,000
 ........................................................................................
                1,800,000    Paracelsus Healthcare sr. sub. notes
                             10s, 2006                                     1,692,000
----------------------------------------------------------------------------------------
                                                                           4,538,121
----------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.2%)
 ........................................................................................
                  750,000    Tenet Healthcare Corp. sr. sub. notes
                             10 1/8s, 2005                                   830,625
----------------------------------------------------------------------------------------
Insurance (0.5%)
 ........................................................................................
                  300,000    American Annuity Group, Inc. sr. sub.
                             notes 11 1/8s, 2003                             324,000
 ........................................................................................
                1,000,000    American Life Holding Co. sr. sub. notes
                             11 1/4s, 2004                                 1,145,000
 ........................................................................................
                1,000,000    Reliance Group Holdings, Inc. sr. sub. deb.
                             9 3/4s, 2003                                  1,040,000
----------------------------------------------------------------------------------------
                                                                           2,509,000
----------------------------------------------------------------------------------------
Leisure (0.2%)
 ........................................................................................
                1,000,000    IHF Holdings, Inc. sr. disc. notes Ser. B,
                             stepped-coupon zero % (15s, 11/15/99),
                             2004 ++                                         785,000
----------------------------------------------------------------------------------------
Lodging (0.5%)
 ........................................................................................
                1,900,000    Host Marriott Corp. sr. notes Ser. B,
                             9 1/2s, 2005                                  1,983,125
 ........................................................................................
                  600,000    John Q Hammons Hotels, Inc. 1st mtge.
                             8 7/8s, 2004                                    592,500
----------------------------------------------------------------------------------------
                                                                           2,575,625
----------------------------------------------------------------------------------------
Medical Supplies and Devices (0.3%)
 ........................................................................................
                  500,000    Dade International, Inc. sr. sub. notes
                             Ser. B, 11 1/8s, 2006                           542,500
 ........................................................................................
                  500,000    Graphic Controls Corp. sr. sub. notes
                             Ser. A, 12s, 2005                               553,750
 ........................................................................................
                  545,000    Wright Medical Technology, Inc. sr. secd.
                             notes Ser. B, 10 3/4s, 2000                     550,450
----------------------------------------------------------------------------------------
                                                                           1,646,700
----------------------------------------------------------------------------------------
Metals and Mining (0.4%)
 ........................................................................................
                  205,000    Maxxam Group Holdings Inc. 144A
                             sr. notes 12s, 2003                             209,100
 ........................................................................................
                  300,000    NL Industries, Inc. sr. notes 11 3/4            318,000
 ........................................................................................
                  215,000    Renco Metals, Inc. sr. notes 11 1/2s            224,675
 ........................................................................................
                  290,000    Royal Oak Mines Inc. company guaranty
                             Ser. B, 11s, 2006 (Canada)                      296,525
 ........................................................................................
                  480,000    WCI Steel, Inc. 144A sr. notes 10s,             489,600
 ........................................................................................
                  250,000    Weirton Steel Co. sr. notes 11 3/8s,            253,750
----------------------------------------------------------------------------------------
                                                                           1,791,650
----------------------------------------------------------------------------------------
Motion Picture Distribution (0.6%)
 ........................................................................................
                1,600,000    Act III Theatres, Inc. sr. sub. notes
                             11 7/8s, 2003                                 1,764,000
 ........................................................................................
                  800,000    Cinemark Mexico USA notes
                             13s, 2003 (Mexico) +++++                        760,000
 ........................................................................................
                  515,000    Cinemark USA, Inc. sr. sub. notes Ser. B
                             9 5/8s, 2008                                    515,000
----------------------------------------------------------------------------------------
                                                                           3,039,000
----------------------------------------------------------------------------------------
Office Equipment (0.1%)
 ........................................................................................
                  400,000    United Stationer Supply, Inc. sr. sub. notes
                             12 3/4s, 2005                                   442,000
----------------------------------------------------------------------------------------
Oil and Gas (2.3%)
 ........................................................................................
                  250,000    Abraxas Petroleum Corp. 144A sr. notes
                             11 1/2s, 2004                                   268,750
 ........................................................................................
                  350,000    Benton Oil & Gas Co. sr. notes
                             11 5/8s, 2003                                   387,625
 ........................................................................................
                1,100,000    Chesapeake Energy Corp. sr. notes
                             10 1/2s, 2002                                 1,193,500
 ........................................................................................
                  400,000    Cliffs Drilling Co. company guaranty
                             Ser. B, 10 1/4s, 2003                           425,500
 ........................................................................................
                   85,000    Costilla Energy, Inc. sr. notes
                             10 1/4s, 2006                                    88,825
 ........................................................................................
                  320,000    Flores & Rucks, Inc. sr. notes
                             13 1/2s, 2004                                   382,400
 ........................................................................................
                  155,000    Flores & Rucks, Inc. sr. sub. notes
                             9 3/4s, 2006                                    164,300
 ........................................................................................
                  250,000    Forcenergy, Inc. sr. sub. notes 9 1/            260,000
 ........................................................................................
                1,000,000    Gulf Canada Resources Ltd. sr. sub. notes
                             9 5/8s, 2005 (Canada)                         1,082,500
 ........................................................................................
                  220,000    Kelley Oil & Gas Corp. 144A sr. sub. notes
                             10 3/8s, 2006                                   229,350
 ........................................................................................
                  552,000    Maxus Energy Corp. deb. 8 1/2s, 2008            546,480
 ........................................................................................
                  200,000    Maxus Energy Corp. global notes
                             9 7/8s, 2002                                    206,000
 ........................................................................................
                1,000,000    Maxus Energy Corp. med. term notes
                             10.83s, 2004                                  1,080,000
 ........................................................................................
                  500,000    Maxus Energy Corp. notes 9 1/2s, 200            505,000
 ........................................................................................
                  265,000    Parker Drilling Co. 144A company
                             guaranty 9 3/4s, 2006                           279,575
 ........................................................................................
                  120,000    Texas Petrochemical Corp. sr. sub. notes
                             11 1/8s, 2006                                   129,000
 ........................................................................................
                1,216,000    TransTexas Gas Corp. sr. disc. notes
                             stepped-coupon zero %
                             (13 1/4s, 12/16/01), 2003 ++                    668,800
 ........................................................................................
                1,600,000    TransTexas Gas Corp. sr. secd. notes
                             11 1/2s, 2002                                 1,728,000
 ........................................................................................
                  400,000    Transamerican Refining Corp. 1st mtge.
                             16 1/2s, 2002                                   404,000
 ........................................................................................
                  826,000    Transamerican Refining Corp. var. rate
                             1st mtge. zero % (18 1/2s, 2/15/98),
                             2002 ++                                         681,450
 ........................................................................................
                  500,000    Triton Energy sr. sub. disc. notes
                             9 3/4s, 2000                                    521,875
----------------------------------------------------------------------------------------
                                                                          11,232,930
----------------------------------------------------------------------------------------
Packaging and Containers (1.1%)
 ........................................................................................
                  205,000    Amtrol, Inc. 144A sr. sub. notes
                             10 5/8s, 2006                                   211,150
 ........................................................................................
                1,000,000    Four M Corp. sr. notes Ser. B, 12s,           1,040,000
 ........................................................................................
                2,015,000    Ivex Holdings Corp. sr. disc. deb.
                             stepped-coupon zero %
                             (13 1/4s, 3/15/00), 2005 ++                   1,566,663
 ........................................................................................
                  500,000    Ivex Packaging Corp. sr. sub. notes
                             12 1/2s, 2002                                   541,250
 ........................................................................................
                  250,000    Owens Illinois, Inc. deb. 11s, 2003             278,125
 ........................................................................................
                  185,000    Printpack, Inc. 144A sr. notes 9 7/8            191,475
 ........................................................................................
                  160,000    Radnor Holdings Corp. 144A sr. notes
                             10s, 2003                                       163,200
 ........................................................................................
                1,500,000    Riverwood International company
                             guaranty 10 7/8s, 2008                        1,372,500
 ........................................................................................
                  250,000    US Can Corp. 144A sr. sub. notes
                             10 1/8s, 2006                                   262,813
----------------------------------------------------------------------------------------
                                                                           5,627,176
----------------------------------------------------------------------------------------
Paging (0.9%)
 ........................................................................................
                  850,000    Arch Communications Group sr. disc.
                             notes stepped-coupon zero %
                             (10 7/8s, 3/15/01), 2008 ++                     484,500
 ........................................................................................
                  750,000    Metrocall, Inc. sr. sub. notes 10 3/8s, 2007    645,000
 ........................................................................................
                1,000,000    Mobile Telecommunications Tech.
                             sr. notes 13 1/2s, 2002                       1,000,000
 ........................................................................................
                  100,000    Pagemart, Inc. sr. disc. notes
                             stepped-coupon zero %
                             (12 1/4s, 11/1/98), 2003 ++                      78,875
 ........................................................................................
                1,555,000    Paging Network, Inc. sr. sub. notes
                             10s, 2008                                     1,562,775
 ........................................................................................
                  500,000    Pronet, Inc. sr. sub. notes 11 7/8s,            470,000
----------------------------------------------------------------------------------------
                                                                           4,241,150
----------------------------------------------------------------------------------------
Paper and Forest Products (0.8%)
 ........................................................................................
                  750,000    APP International Finance Co. notes
                             11 3/4s, 2005 (Netherlands)                     804,375
 ........................................................................................
                  525,000    Domtar, Inc. deb. 9 1/2s, 2016 (Cana            574,219
 ........................................................................................
                  720,000    Florida Coast Paper LLC 1st mtge.
                             Ser. B, 12 3/4s, 2003                           777,600
 ........................................................................................
                1,150,000    Gaylord Container Corp. sr. sub. disc.
                             deb. stepped-coupon 12 3/4s,
                             (12 3/4s, 5/15/96), 2005 ++                   1,270,750
 ........................................................................................
                  375,000    Stone Container Corp. sr. notes
                             11 7/8s, 2016                                   401,250
----------------------------------------------------------------------------------------
                                                                           3,828,194
----------------------------------------------------------------------------------------
Publishing (0.1%)
 ........................................................................................
                  500,000    American Media Operation, Inc. sr. sub.
                             notes 11 5/8s, 2004                             537,500
----------------------------------------------------------------------------------------
REITs (Real Estate Investment Trust) (0.2%)
 ........................................................................................
                  900,000    Tanger Properties Ltd. partnership gtd.
                             notes 8 3/4s, 2001                              901,584
----------------------------------------------------------------------------------------
Real Estate (0.1%)
 ........................................................................................
                  620,000    Chelsea Piers 1st mtge. Ser. B,
                             12 1/2s, 2004                                   607,600
 ........................................................................................
                   25,000    Chelsea Piers 144A 1st mtge.
                             stepped-coupon Ser. B, zero %
                             (11s, 6/15/99), 2009 ++                          24,500
----------------------------------------------------------------------------------------
                                                                             632,100
----------------------------------------------------------------------------------------
Restaurants (0.1%)
 ........................................................................................
                  130,000    AmeriKing. Inc. sr. notes 10 3/4s, 2006         133,900
 ........................................................................................
                  500,000    FRD Acquisition Co. sr. notes Ser. B,
                             12 1/2s, 2004                                   513,750
----------------------------------------------------------------------------------------
                                                                             647,650
----------------------------------------------------------------------------------------
Retail (1.4%)
 ........................................................................................
                  500,000    Brylane (L.P.) sr. sub. notes 10s, 2003         515,000
 ........................................................................................
                1,505,000    Finlay Enterprises, Inc. sr. disc. deb.
                             stepped-coupon zero %
                             (12s, 5/1/98), 2005 ++                        1,286,775
 ........................................................................................
                   50,000    Finlay Enterprises, Inc. sr. notes
                             10 5/8s, 2003                                    50,250
 ........................................................................................
                  170,000    Guitar Center Management Co. 144A
                             sr. notes 11s, 2006                             180,200
 ........................................................................................
                  500,000    K mart Corp. deb. 8 3/8s, 2022                  420,000
 ........................................................................................
                  400,000    K mart Corp. med. term notes 8s, 200            369,568
 ........................................................................................
                1,000,000    K mart Corp. notes 8 1/8s, 2006                 925,000
 ........................................................................................
                  360,000    Loehmanns, Inc. sr. notes 11 7/8s, 2            387,900
 ........................................................................................
                  600,000    Mothers Work, Inc. sr. notes
                             12 5/8s, 2005                                   636,000
 ........................................................................................
                  100,000    Parisian, Inc. sr. sub. notes 9 7/8s            101,000
 ........................................................................................
                1,000,000    Phar-Mor, Inc. sr. notes 11.72s, 200          1,045,000
 ........................................................................................
                  250,000    Safeway, Inc. med. term notes 8.57s,            263,973
 ........................................................................................
                  250,000    Specialty Retailers, Inc. notes 10s,            260,000
 ........................................................................................
                  490,000    Specialty Retailers, Inc. sr. sub. notes
                             11s, 2003                                       504,700
----------------------------------------------------------------------------------------
                                                                           6,945,366
----------------------------------------------------------------------------------------
Shipping (0.5%)
 ........................................................................................
                  180,000    Newport News Shipbuilding 144A sr.
                             notes 8 5/8s, 2006                              184,500
 ........................................................................................
                  160,000    Newport News Shipbuilding 144A
                             sr. sub. notes 9 1/4s, 2006                     164,000
 ........................................................................................
                1,500,000    Transport Maritima Mexicana S.A. de CV
                             sr. notes 10s, 2006 (Mexico)                  1,522,500
 ........................................................................................
                  410,000    Viking Star Shipping sr. secd. notes
                             9 5/8s, 2003                                    428,963
----------------------------------------------------------------------------------------
                                                                           2,299,963
----------------------------------------------------------------------------------------
Specialty Consumer Products (-%)
 ........................................................................................
                  215,000    Genesco, Inc. sr. notes 10 3/8s, 200            220,375
----------------------------------------------------------------------------------------
Steel (0.3%)
 ........................................................................................
                   315,000   AK Steel Corp. 144A sr. notes
                             9 1/8s, 2006                                    323,269
 ........................................................................................
                 1,250,000   Ispat Mexicana, S.A. 144A deb.
                             10 3/8s, 2001 (Mexico)                        1,268,750
----------------------------------------------------------------------------------------
                                                                           1,592,019
----------------------------------------------------------------------------------------
Supermarkets (0.3%)
 ........................................................................................
                   534,065   Food 4 Less Supermarkets, Inc. sr. sub.
                             deb. 13 5/8s, 2007 +++++                        504,691
 ........................................................................................
                 1,000,000   Ralphs Grocery Co. sr. notes
                             10.45s, 2004                                  1,063,750
----------------------------------------------------------------------------------------
                                                                            1,568,441
----------------------------------------------------------------------------------------
Telecommunications (2.1%)
 ........................................................................................
                1,115,000    American Communications Services, Inc.
                             sr. disc. notes stepped-coupon zero %
                             (12 3/4s, 4/1/01), 2006 ++                      613,250
 ........................................................................................
                  250,000    Charter Communications International,
                             Inc. disc. notes stepped-coupon Ser. B,
                             zero % (14s, 3/15/01), 2007 ++                  147,500
 ........................................................................................
                  500,000    Charter Communications International,
                             Inc. sr. notes Ser. B, 11 1/4s, 2006            522,500
 ........................................................................................
                  250,000    Fonorola, Inc. sr. notes 12 1/2s, 2002
                             (Canada)                                        271,250
 ........................................................................................
                1,160,000    GST Telecommunications,Inc. company
                             guaranty stepped-coupon zero %
                             (13 7/8s, 12/15/00), 2005 ++                    704,700
 ........................................................................................
                  750,000    Hyperion Telecommunication Corp. sr.
                             disc. notes stepped-coupon Ser. B, zero %
                             (13s, 4/15/01), 2003 ++                         421,875
 ........................................................................................
                2,520,000    ICG Holdings, Inc. sr. disc. notes
                             stepped-coupon zero %
                             (13 1/2s, 9/15/00), 2005 ++                   1,776,600
 ........................................................................................
                1,500,000    Intermedia Communications, Inc. sr. disc.
                             notes stepped-coupon zero %
                             (12 1/2s, 5/15/01), 2006 ++                   1,020,000
 ........................................................................................
                  400,000    Intermedia Communications, Inc. sr. notes
                             Ser. B, 13 1/2s, 2005                           458,000
 ........................................................................................
                2,890,000    International Cabletel, Inc. sr. notes
                             stepped-coupon Ser. B, zero %
                             (11 1/2s, 2/01/01), 2006 ++                   1,965,200
 ........................................................................................
                  730,000    Orbcomm Global Capital Corp. 144A
                             sr. notes 14s, 2004                             739,125
 ........................................................................................
                1,715,000    Teleport Communications Group Inc.
                             sr. disc. notes stepped-coupon zero %
                             (11 1/8s, 7/1/01), 2007 ++                    1,174,775
 ........................................................................................
                1,200,000    Winstar Communications, Inc. 144A
                             sr. disc. notes stepped-coupon zero %
                             (14s, 10/15/00), 2005 ++                        742,500
----------------------------------------------------------------------------------------
                                                                          10,557,275
----------------------------------------------------------------------------------------
Telephone Services (0.4%)
 ........................................................................................
                  730,000    Brooks Fiber Properties, Inc. 144A
                             sr. disc. notes stepped-coupon zero %
                             (11 7/8s, 11/1/01), 2006 ++                     467,200
 ........................................................................................
                  500,000    Brooks Fiber Properties, Inc. sr. disc.
                             notes stepped-coupon zero %
                             (10 7/8s, 3/1/01), 2006 ++                      335,000
 ........................................................................................
                  575,000    Globo Communicacoes 144A company
                             guaranty 10 1/2s, 2006 (Brazil)                 575,000
 ........................................................................................
                  750,000    Nextlink Communications, Inc. sr. notes
                             12 1/2s, 2006                                   798,750
----------------------------------------------------------------------------------------
                                                                           2,175,950
----------------------------------------------------------------------------------------
Textiles (0.4%)
 ........................................................................................
                  450,000    Foamex (L.P.) Capital Corp. sr. disc. notes
                             stepped-coupon Ser. B, zero %
                             (14s, 7/1/99), 2004 ++                          315,000
 ........................................................................................
                1,000,000    Polysindo International Eka company
                             guaranty 13s, 2001 (Indonesia)                1,120,000
 ........................................................................................
                  450,000    Polysindo International Finance company
                             guaranty 11 3/8s, 2006 (Indonesia)              491,625
----------------------------------------------------------------------------------------
                                                                           1,926,625
----------------------------------------------------------------------------------------
Transportation (--%)
 ........................................................................................
                  100,000    Eletson Holdings, Inc. 1st pfd. mtge. notes
                             9 1/4s, 2003 (Greece)                           100,500
----------------------------------------------------------------------------------------
                             Total Corporate Bonds and Notes
                             (cost $165,351,657)                        $180,637,759
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (27.3%) *
----------------------------------------------------------------------------------------
Principal Amount                                                               Value
 ........................................................................................
U.S. Government Agency
Mortgage Pass-Through Certificates (14.3%)
 ........................................................................................
                             Federal National Mortgage Association
 ........................................................................................
               $7,874,907    8s, with due dates from
                             August 1, 2026 to October 1, 2026            $8,022,566
 ........................................................................................
                8,396,875    7 1/2s, with due dates from
                             June 1, 2026 to July 1, 2026                  8,391,588
 ........................................................................................
                5,285,000    7 1/2s, TBA, January 16, 2027                 5,281,670
 ........................................................................................
               12,875,116    7s, with due dates from
                             February 1, 2024 to May 1, 2026              12,589,426
 ........................................................................................
                             Government National Mortgage Association
 ........................................................................................
               21,502,435    7 1/2s, with due dates from
                             January 15, 2024 to
                             September 15, 2026                           21,509,116
 ........................................................................................
               15,368,222    7s, with due dates from
                             October 15, 2025 to July 15, 2026            15,031,982
----------------------------------------------------------------------------------------
                                                                          70,826,348
----------------------------------------------------------------------------------------
U.S. Treasury Obligations (13.0%)
 ........................................................................................
                             U.S. Treasury Bonds
 ........................................................................................
               $1,160,000    8 1/8s, August 15, 2019                      $1,341,795
 ........................................................................................
                8,935,000    7 7/8s, February 15, 2021                    10,099,320
 ........................................................................................
               11,800,000    US Treasury Interest Strips zero %,
                             May 15, 2004                                  7,415,828
 ........................................................................................
                             U.S. Treasury Notes
 ........................................................................................
                1,300,000    9 1/8s, May 15, 1999                          1,389,167
 ........................................................................................
               13,710,000    7s, July 15, 2006                            14,243,456
 ........................................................................................
               26,518,000    6 1/2s, October 15, 2006                     26,663,054
 ........................................................................................
               3,070,000     5 3/4s, August 15, 2003                       2,977,900
----------------------------------------------------------------------------------------
                                                                          64,130,520
----------------------------------------------------------------------------------------
                             Total U.S. Government and
                             Agency Obligations
                             (cost $131,149,817)                        $134,956,868
----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (25.8%) *
----------------------------------------------------------------------------------------
         Principal Amount                                                      Value
 ........................................................................................
AUD             3,540,000    Australia (Government of) bonds
                             10s, 2006                                    $3,280,816
 ........................................................................................
AUD             4,810,000    Australia (Government of) bonds
                             10s, 2002                                     4,329,810
 ........................................................................................
AUD               300,000    Australia (Government of) bonds
                             Ser. 803, 9 1/2s, 2003                          265,760
 ........................................................................................
USD             8,053,000    Bank of Foreign Economic Affairs of
                             Russia  (Vnesheconombank) non
                             performing loan + ##                          6,392,069
 ........................................................................................
CAD             2,880,000    Canada (Government of) deb.
                             8 3/4s, 2005                                  2,444,585
 ........................................................................................
CAD             4,535,000    Canada (Government of) deb. Ser. A-76,
                             9s, 2025                                      4,074,386
 ........................................................................................
DKK            18,500,000    Denmark (Government of) bonds
                             8s, 2006                                      3,447,599
 ........................................................................................
FRF             5,454,000    France (Government of) deb. 6s, 2025            940,272
 ........................................................................................
FRF            85,894,000    France Treasury bill 7s, 2000                18,135,661
 ........................................................................................
DEM             4,840,000    Germany (Federal Republic of) bonds
                             7 3/8s, 2005                                  3,481,155
 ........................................................................................
DEM            21,700,000    Germany (Federal Republic of) bonds
                             6 1/4s, 2006                                 14,537,098
 ........................................................................................
DEM             7,900,000    Germany (Federal Republic of) bonds
                             5 5/8s, 1998                                  5,312,821
 ........................................................................................
DEM            33,105,000    Germany (Federal Republic of) bonds
                             Ser. 118, 5 1/4s, 2001                       22,102,235
 ........................................................................................
ITL          7,960,000,000   Italy (Government of) bonds
                             9 1/2s, 2001                                  5,769,332
 ........................................................................................
ESP           844,800,000    Spain (Government of) deb. 10.1s, 20          7,488,873
 ........................................................................................
SEK            34,500,000    Sweden (Government of) bonds
                             10 1/4s, 2000                                 5,818,517
 ........................................................................................
GBP               960,000    United Kingdom Treasury bonds
                             8 1/2s, 2007                                  1,754,967
 ........................................................................................
GBP            10,445,000    United Kingdom Treasury notes
                             7 3/4s, 2006                                 18,144,514
----------------------------------------------------------------------------------------
                             Total Foreign Government Bonds
                             and Notes (cost $135,719,192)              $127,720,470
----------------------------------------------------------------------------------------
PREFERRED STOCKS (2.2%) *
----------------------------------------------------------------------------------------
         Number of Shares                                                      Value
 ........................................................................................
                   17,284    Cablevision Systems Corp. Ser. M,
                             $11.125 dep. shs. pfd. +++++                 $1,538,276
 ........................................................................................
                   10,000    California Federal Bank Ser. B,
                             $10.625 exch. pfd.                            1,106,250
 ........................................................................................
                    6,390    Chevy Chase Capital Corp. Ser. A,
                             $5.188 pfd.                                     330,683
 ........................................................................................
                   11,360    Diva Systems Corp. Ser. C, $6.00 pfd            100,820
 ........................................................................................
                    5,421    El Paso Electric Co. $11.40 pfd. +++++          601,731
 ........................................................................................
                   12,000    First Nationwide Bank $11.50 pfd.             1,372,500
 ........................................................................................
                   10,600    Fitzgerald Gaming Co. $3.75 pfd.                243,800
 ........................................................................................
                      475    Fresenius Medical Care Ser. D,
                             $9.00 trust pfd.                                483,313
 ........................................................................................
                       50    Grand Union Co. 144A Ser. C,
                             $12.00 pfd. (acquired 11/5/93,
                             cost $5,775)(In Default) +++++                        1
 ........................................................................................
                   40,000    Loewen Group, Inc. Ser. A, $2.363 pf          1,060,000
 ........................................................................................
                    3,950    Pantry Pride Inc. Ser. B, $14.875 pf            397,963
 ........................................................................................
                      430    Paxson Communications Corp.
                              $12.50 pfd. +++++                              404,200
 ........................................................................................
                   37,000    SDW Holdings Corp. 144A $3.50 pfd.            1,085,950
 ........................................................................................
                    1,919    Time Warner Inc. Ser. M, $10.25 pfd.+++++     2,082,115
----------------------------------------------------------------------------------------
                             Total Preferred Stocks
                             (cost $10,213,999)                          $10,807,602
----------------------------------------------------------------------------------------
BRADY BONDS (2.2%) *
----------------------------------------------------------------------------------------
         Principal Amount                                                      Value
 ........................................................................................
               $7,101,080    Argentina (Republic of) FRB 6.625s, 2005     $6,177,940
 ........................................................................................
                5,250,000    Venezuela (Government of) FRN
                             6 1/2s, 2007                                  4,626,563
----------------------------------------------------------------------------------------
                             Total Brady Bonds
                             (cost $10,682,890)                          $10,804,503
----------------------------------------------------------------------------------------
UNITS (1.0%) *
----------------------------------------------------------------------------------------
          Number of Units                                                      Value
 ........................................................................................
                      200    AmeriKing, Inc. pfd. units zero %, 2008        $220,000
 ........................................................................................
                      440    Australis Media, Ltd. units
                             stepped-coupon zero % (14s, 5/15/00),
                             2003 (Australia) ++                             246,400
 ........................................................................................
                       80    Celcaribe S.A. 144A units
                             stepped-coupon zero %
                             (13 1/2s, 3/15/98), 2004 ++                     912,000
 ........................................................................................
                      370    Colt Telecommunications Group PLC
                             units stepped-coupon zero %
                             (12s, 12/15/01), 2006
                             (United Kingdom) ++                             220,150
 ........................................................................................
                      515    Diva Systems Corp. 144A units
                             stepped-coupon zero %
                             (13s, 5/15/01), 2006 ++                         298,700
 ........................................................................................
                    1,000    Fitzgerald Gaming Co. units 13s, 2002           800,000
 ........................................................................................
                      750    Health O Meter Products, Inc. units
                             13s, 2002                                       825,000
 ........................................................................................
                      650    Interact Systems, Inc. 144A units
                             stepped-coupon zero %
                             (14s, 8/1/99), 2003 ++                          325,000
 ........................................................................................
                      660    Real Time Data 144A units
                             stepped-coupon zero %
                             (13 1/2s, 8/15/01), 2006 ++                     363,000
 ........................................................................................
                      410    RSL Communications, Ltd. 144A units
                             12 1/4s, 2006                                   416,150
 ........................................................................................
                       875   Wireless One Inc. units stepped-coupon
                             zero % (13 1/2s, 8/1/01), 2006 ++               424,375
----------------------------------------------------------------------------------------
                             Total Units (cost $4,956,211)                $5,050,775
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.6%) *
----------------------------------------------------------------------------------------
Principal Amount                                                               Value
 ........................................................................................
               $1,034,000    Chemical Master Credit Card Trust
                             Ser. 95-2, Class A, 6.23s, 2003              $1,029,792
 ........................................................................................
                1,965,000    Sears Credit Account Master Trust
                             Ser. 95-5, Class A, 6.05s, 2004               1,911,572
----------------------------------------------------------------------------------------
                             Total Asset-Backed Securities
                             (cost $3,023,331)                            $2,941,364
----------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.5%) *
----------------------------------------------------------------------------------------
Principal Amount                                                               Value
 ........................................................................................
                 $500,000    Argosy Gaming Co. cv. sub. notes
                             12s, 2001                                      $402,500
 ........................................................................................
                  500,000    Exide Corp. 144A cv. sr. sub. notes
                             2.9s, 2005                                      296,250
 ........................................................................................
                  145,000    GST Telecommunications, Inc. cv. sr. disc.
                             notes stepped-coupon zero %
                             (13 7/8s, 12/15/00), 2005 ++                    121,075
 ........................................................................................
                  260,000    Integrated Device Technology, Inc.
                             cv. sub. notes 5 1/2s, 2002                     229,450
 ........................................................................................
                  170,000    National Semiconductor Corp.
                             cv. deb. 6 1/2s, 2002                           166,388
 ........................................................................................
                  677,000    Pricellular Wireless Corp. 144A
                             cv. sub. notes stepped-coupon zero %
                             (10 3/4s, 8/15/00) 2004 ++                      602,530
 ........................................................................................
                  260,000    VLSI Technology, Inc. cv. sub. notes
                             8 1/4s, 2005                                    257,400
 ........................................................................................
                  600,000    Winstar Communications. Inc.
                             cv sr. disc. notes zero %, 2005                 459,000
----------------------------------------------------------------------------------------
                             Total Convertible Bonds and Notes
                             (cost $2,109,483)                            $2,534,593
----------------------------------------------------------------------------------------
COMMON STOCKS (0.4%) *
----------------------------------------------------------------------------------------
Number of Shares                                                               Value
 ........................................................................................
                    4,612    Chesapeake Energy Corp. +                       256,543
 ........................................................................................
                    8,403    Elsinore Corp. +                                    756
 ........................................................................................
                   15,000    Exide Corp.                                     345,000
 ........................................................................................
                   41,976    Grand Union Co. +                               209,880
 ........................................................................................
                       61    Premium Holdings L.P. 144A +                        306
 ........................................................................................
                   52,810    PSF Holdings LLC Class A                        924,175
 ........................................................................................
                    6,200    Terex Corp. Rights
                             expiration date 5/15/02 +                        12,400
----------------------------------------------------------------------------------------
                             Total Common Stocks
                             (cost $4,133,031)                           $1,749,060
----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%) *
(cost $1,193,866)
----------------------------------------------------------------------------------------
Principal Amount                                                               Value
 ........................................................................................
               $1,209,743    Rural Housing Trust Ser. 87-1, Class D,
                             6.33s, April 1, 2026                         $1,191,975
----------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) *
----------------------------------------------------------------------------------------
Number of Shares                                                               Value
 ........................................................................................
                   30,000    Cablevision Systems Corp. Ser. I,
                             $8.50 cv. pfd.                                 $615,000
 ........................................................................................
                    5,000    Granite Broadcasting Corp.
                             $7.75 cv. pfd.                                  282,500
----------------------------------------------------------------------------------------
                             Total Convertible Preferred Stocks
                             (cost $1,050,625)                              $897,500
----------------------------------------------------------------------------------------
WARRANTS (0.2%) *+
----------------------------------------------------------------------------------------
Number of                                                       Expiration
Warrants                                                        Date           Value
 ........................................................................................
                    5,000    Becker Gaming Corp. 144A           11/15/00      $1,250
 ........................................................................................
                    2,275    Capital Gaming
                             International, Inc.                  2/1/99          91
 ........................................................................................
                    7,360    CellNet Data Systems, Inc.          6/15/05     215,280
 ........................................................................................
                    1,100    Comunicacion Cellular 144A
                             (Colombia)                          11/15/03     82,500
 ........................................................................................
                      100    County Seat Holdings, Inc.          10/15/98          2
 ........................................................................................
                    3,000    DeGeorge Financial Corp.              4/1/97         30
 ........................................................................................
                      450    Fitzgerald Gaming Co. 144A           3/15/99         45
 ........................................................................................
                      450    Foamex (L.P.) Capital Corp.
                             144A                                  7/1/99      2,250
 ........................................................................................
                      750    Hyperion Telecommunications
                             144A                                 4/15/01     15,000
 ........................................................................................
                    5,181    Intelcom Group 144A                  9/15/05     72,534
 ........................................................................................
                      400    Intermedia Communications, Inc.
                             144A                                  6/1/00     14,000
 ........................................................................................
                      270    International Wireless
                             Communications Holdings              8/15/01          3
 ........................................................................................
                      678    Louisiana Casino Cruises, Inc.
                             144A                                 12/1/98     11,526
 ........................................................................................
                    1,500    NEXTEL Communications Inc.            1/1/99         15
 ........................................................................................
                      460    Pagemart, Inc. 144A                 12/31/03      3,680
 ........................................................................................
                    2,000    Petracom Holdings, Inc.               8/1/05     14,250
 ........................................................................................
                    4,194    President Riverboat
                             Casinos, Inc.                        9/30/99      2,307
 ........................................................................................
                    3,700    SDW Holdings Corp.
                             Ser. B 144A                           4/1/04     48,100
 ........................................................................................
                      235    Sterling Chemicals Holdings          8/15/08      8,225
 ........................................................................................
                       18    Telemedia Broadcasting Corp.          4/1/04     13,221
 ........................................................................................
                  100,000    Transamerican Refining Corp.         2/15/02    200,000
 ........................................................................................
                     2,880   UCC Investor Holding, Inc.          10/31/99     41,760
----------------------------------------------------------------------------------------
                             Total Warrants (cost $677,526)                 $746,069
----------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) * (cost $118,766)
----------------------------------------------------------------------------------------
Number of                                                Expiration Date/
Contracts                                                   Strike Price       Value
 ........................................................................................
JPY          5,300,000,000   Japanese Government
                             Bond Futures
                             Contracts (Call)             Jan.-97/128.25        $457
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.2%) *
----------------------------------------------------------------------------------------
Principal Amount                                                               Value
 ........................................................................................
MXP            11,102,550    Mexican Treasury Bill zero %,
                             April, 30, 1997                              $1,335,412
 ........................................................................................
MXP            47,047,130    Mexican Treasury Bill zero %,
                             November 6,1997                               4,908,696
 ........................................................................................
               $9,484,000    Interest in $378,760,000 joint repurchase
                             agreement dated December 31, 1996
                             with Morgan (J.P.) & Co., Inc. due
                             January 2, 1997 with respect to various
                             U.S. Treasury obligations -- maturity
                             value of $9,487,424 for an effective
                             yield of 6.5%                                 9,485,712
----------------------------------------------------------------------------------------
                             Total Short-Term Investments
                             (cost $15,771,215)                          $15,729,820
----------------------------------------------------------------------------------------
                             Total Investments
                             (cost $486,151,609) ***                    $495,768,815
----------------------------------------------------------------------------------------



Forward Currency Contracts to Buy at December 31, 1996
(aggregate face value $78,658,904)
----------------------------------------------------------------------------------------
                                                                 Unrealized
                                   Aggregate    Delivery       Appreciation/
                Market Value      Face Value        Date      (Depreciation)
 ........................................................................................
British Pounds    $7,437,319      $7,267,370     3/19/97        $169,949
 ........................................................................................
Canadian Dollars  12,130,875      12,272,948     3/19/97        (142,073)
 ........................................................................................
Danish Krona         398,518         395,750     3/19/97           2,768
 ........................................................................................
Deutschemarks     25,950,974      25,612,861     3/19/97         338,113
 ........................................................................................
French Francs      5,169,861       5,084,539     3/19/97          85,322
 ........................................................................................
Italian Lira      12,151,769      12,038,363     3/19/97         113,406
 ........................................................................................
Japanese Yen      15,193,013      15,673,068     3/19/97        (480,055)
 ........................................................................................
Swiss Francs         308,185         314,005     3/19/97          (5,820)
----------------------------------------------------------------------------------------
                                                                 $81,610
----------------------------------------------------------------------------------------



Forward Currency Contracts to Sell at December 31, 1996
(aggregate face value $114,063,110)
----------------------------------------------------------------------------------------
                                                               Unrealized
                                    Aggregate   Delivery     Appreciation/
                 Market Value      Face Value       Date    (Depreciation)
 ........................................................................................
Australian Dollars  $5,286,185     $5,445,277    3/19/97       $159,092
 ........................................................................................
British Pounds       6,541,126      6,286,555    3/19/97       (254,571)
 ........................................................................................
Canadian Dollars     5,206,393      5,315,120    3/19/97        108,727
 ........................................................................................
Deutschemarks       64,429,840     64,010,032    3/19/97       (419,808)
 ........................................................................................
French Francs        7,260,584      7,121,212    3/19/97       (139,372)
 ........................................................................................
Italian Lira         6,775,328      6,717,192    3/19/97        (58,136)
 ........................................................................................
Japanese Yen         2,141,294      2,179,041    3/19/97         37,747
 ........................................................................................
Spanish Peset        1,312,709      1,295,268    3/19/97        (17,441)
 ........................................................................................
Swedish Krona        1,687,505      1,693,031    3/19/97          5,526
 ........................................................................................
Swiss Francs        13,856,030     14,000,382    3/19/97        144,352
----------------------------------------------------------------------------------------
                                                              ($433,884)
----------------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Global Asset Allocation Fund
Portfolio of investments owned
December 31, 1996

COMMON STOCKS (58.5%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................

Advertising (0.1%)
                   5,800    Lamar Advertising Co. +                             140,650
 ........................................................................................
                   5,200    Outdoor Systems, Inc. +                             146,250
 ........................................................................................
                   4,700    Universal Outdoor Holdings, Inc. +                  110,450
----------------------------------------------------------------------------------------
                                                                                397,350
----------------------------------------------------------------------------------------
Aerospace and Defense (1.0%)
 ........................................................................................
                  31,800    Boeing Co.                                        3,382,725
 ........................................................................................
                  21,690    Northrop Grumman Corp.                            1,794,848
 ........................................................................................
                  21,400    Textron, Inc.                                     2,016,950
----------------------------------------------------------------------------------------
                                                                              7,194,523
----------------------------------------------------------------------------------------
Automotive (1.7%)
 ........................................................................................
                   8,600    Autoliv AB (Sweden)                                 375,963
 ........................................................................................
                   1,800    Bayerische Motoren Werke (BMW)
                            AG (Germany)                                      1,253,749
 ........................................................................................
                  50,000    Bridgestone Corp. (Japan)                           948,276
 ........................................................................................
                  32,656    Chrysler Corp.                                    1,077,648
 ........................................................................................
                  51,100    Echlin, Inc.                                      1,616,038
 ........................................................................................
                  61,330    Ford Motor Co.                                    1,954,894
 ........................................................................................
                  52,880    General Motors Corp.                              2,948,060
 ........................................................................................
                  16,040    Goodyear Tire & Rubber Co. (The)                    824,055
 ........................................................................................
                   7,800    Magna International, Inc. Class A
                            (Canada)                                            434,850
 ........................................................................................
                  17,210    Michelin Corp. Class B (France)                     929,078
 ........................................................................................
                   4,500    Peugeot Citroen S.A. (France)                       506,505
 ........................................................................................
                   3,900    United Auto Group, Inc.                             100,425
----------------------------------------------------------------------------------------
                                                                             12,969,541
----------------------------------------------------------------------------------------
Basic Industrial Products (1.3%)
 ........................................................................................
                  25,900    Case Corp.                                        1,411,550
 ........................................................................................
                  29,000    Daikin Industries Ltd. (Japan)                      257,500
 ........................................................................................
                  28,190    General Signal Corp.                              1,205,123
 ........................................................................................
                  32,800    Minnesota Mining & Manufacturing Co.              2,718,300
 ........................................................................................
                  69,000    Mitsui Fudoscan Co. Ltd. (Japan)                    559,138
 ........................................................................................
                  99,500    New Holland N.V. (Netherlands) +                  2,077,063
 ........................................................................................
                   1,040    Rieter Holding AG (Switzerland)                     286,950
 ........................................................................................
                  31,680    Sandvik AB Class B (Sweden)                         856,905
 ........................................................................................
                  12,100    Sommer Allibert (France)                            361,472
----------------------------------------------------------------------------------------
                                                                              9,734,001
----------------------------------------------------------------------------------------
Broadcasting (0.2%)
 ........................................................................................
                   4,100    BET Holding, Inc. Class A +                         117,875
 ........................................................................................
                   2,404    Chancellor Broadcasting Corp. Class A +              57,095
 ........................................................................................
                  10,500    Evergreen Media Corp. Class A +                     262,500
 ........................................................................................
                  11,500    Granite Broadcasting Corp. +                        122,188
 ........................................................................................
                   6,400    Heftel Broadcasting Corp. Class A +                 201,600
 ........................................................................................
                   7,568    SAGA Communications Inc. Class A                    147,576
 ........................................................................................
                   4,100    SFX Broadcasting, Inc. Class A +                    121,975
 ........................................................................................
                   2,410    Sinclair Broadcast Group, Inc.                       62,660
 ........................................................................................
                   5,625    Young Broadcasting Corp. Class A +                  164,531
----------------------------------------------------------------------------------------
                                                                              1,258,000
 ........................................................................................
Building and Construction (0.9%)
 ........................................................................................
                   6,000    Apogee Enterprises, Inc.                            238,500
 ........................................................................................
                  29,170    Armstrong World Industries, Inc.                  2,027,315
 ........................................................................................
                   8,300    Barnett, Inc. +                                     226,175
 ........................................................................................
                  94,742    CRH PLC (Ireland)                                   977,851
 ........................................................................................
                  15,000    Lafarge Coppee (France)                             899,971
 ........................................................................................
                  67,000    Obayashi Corp. (Japan)                              451,672
 ........................................................................................
                  23,300    Sherwin Williams Co.                              1,304,800
 ........................................................................................
                   1,400    Terex Corp. Rights
                            expiration date 5/15/00 +                             2,800
 ........................................................................................
                   6,405    VA Technolgies AG (Austria)                       1,005,663
----------------------------------------------------------------------------------------
                                                                              7,134,747
----------------------------------------------------------------------------------------
Business Equipment and Services (2.2%)
 ........................................................................................
                   3,600    Alternative Resources Corp. +                        62,550
 ........................................................................................
                  21,200    Computer Sciences Corp. +                         1,741,050
 ........................................................................................
                   5,550    Corestaff, Inc. +                                   131,466
 ........................................................................................
                  11,000    CORT Business Services Corp. +                      226,875
 ........................................................................................
                  42,000    Dai Nippon Printing Co., Ltd. (Japan)               735,000
 ........................................................................................
                   8,700    Data Processing Resources Corp. +                   160,950
 ........................................................................................
                   5,800    F.Y.I., Inc. +                                      121,075
 ........................................................................................
                  45,300    First Data Corp.                                  1,653,450
 ........................................................................................
                  31,400    HBO & Co.                                         1,864,375
 ........................................................................................
                  19,800    Hewlett-Packard Co.                                 994,950
 ........................................................................................
                  19,530    IBM Corp.                                         2,949,030
 ........................................................................................
                   7,400    Lason Holdings, Inc. +                              151,700
 ........................................................................................
                   4,000    Metzler Group, Inc. +                               127,000
 ........................................................................................
                   7,000    NCO Group, Inc. +                                   118,125
 ........................................................................................
                   3,400    Pharmaceutical Product
                            Development, Inc. +                                  85,850
 ........................................................................................
                  10,900    PMT Services, Inc. +                                190,750
 ........................................................................................
                   9,300    Precision Response Corp. +                          326,663
 ........................................................................................
                   8,800    Rental Service Corp. +                              242,000
 ........................................................................................
                  11,100    Robert Half International, Inc                      381,563
 ........................................................................................
                  74,227    Securicor PLC (United Kingdom)                      355,179
 ........................................................................................
                     225    Societe Generale de Surveillance
                            Holdings S.A. (Switzerland)                         552,013
 ........................................................................................
                   5,700    StaffMark, Inc. +                                    71,250
 ........................................................................................
                   2,800    The Registry, Inc. +                                129,150
 ........................................................................................
                  56,230    Xerox Corp.                                       2,959,104
----------------------------------------------------------------------------------------
                                                                             16,331,118
----------------------------------------------------------------------------------------
Chemicals (2.4%)
 ........................................................................................
                   5,830    Akzo-Nobel N.V. (Netherlands)                       796,319
 ........................................................................................
                  33,500    Bayer AG ADR (Germany)                            1,365,661
 ........................................................................................
                  52,139    du Pont (E.I.) de Nemours & Co                    4,920,618
 ........................................................................................
                   3,700    Dutch States Mines N.V. (Netherlands)               364,903
 ........................................................................................
                  29,880    Eastman Chemical Co.                              1,650,870
 ........................................................................................
                  84,800    Monsanto Co.                                      3,296,600
 ........................................................................................
                  55,000    Praxair, Inc.                                     2,536,875
 ........................................................................................
                  42,000    Sekisui Chemical Co. Ltd. (Japan)                   423,621
 ........................................................................................
                     110    Solvay S.A. (Belgium)                                67,333
 ........................................................................................
                  77,130    Witco Chemical Corp.                              2,352,465
----------------------------------------------------------------------------------------
                                                                             17,775,265
----------------------------------------------------------------------------------------
Computer Services and Software (3.5%)
 ........................................................................................
                  21,800    3Com Corp. +                                      1,599,575
 ........................................................................................
                   7,200    Analysts International Corp.                        203,400
 ........................................................................................
                   2,550    Arbor Software Corp. +                               61,838
 ........................................................................................
                   4,600    Bisys Group, Inc. (The) +                           170,488
 ........................................................................................
                   4,900    BTG, Inc. +                                         129,850
 ........................................................................................
                   4,700    CCC Information Services Group                       75,200
 ........................................................................................
                  58,200    Cisco Systems, Inc. +                             3,702,917
 ........................................................................................
                   5,200    Claremont Technology Group, Inc.                    136,500
 ........................................................................................
                  25,400    Compaq Computer Corp. +                           1,885,950
 ........................................................................................
                  57,150    Computer Associates Intl., Inc                    2,843,213
 ........................................................................................
                  11,725    Computer Horizons Corp. +                           451,413
 ........................................................................................
                  11,600    Computer Learning Centers, Inc                      330,600
 ........................................................................................
                   5,700    Computer Task Group, Inc.                           245,813
 ........................................................................................
                  12,500    Cotelligent Group, Inc. +                           301,563
 ........................................................................................
                  48,000    EMC Corp. +                                       1,590,000
 ........................................................................................
                   7,800    Enterprise Systems, Inc. +                          183,300
 ........................................................................................
                  29,872    Getronics Electric N.V. (Netherlands)               810,856
 ........................................................................................
                   2,500    Inso Corp. +                                         99,375
 ........................................................................................
                  13,850    Keane, Inc. +                                       439,738
 ........................................................................................
                   8,668    McAfee Associates, Inc. +                           381,392
 ........................................................................................
                  48,500    Microsoft Corp. +                                 4,007,313
 ........................................................................................
                   7,400    National TechTeam, Inc. +                           148,000
 ........................................................................................
                  27,050    NCR Corp. +                                         902,794
 ........................................................................................
                   9,400    Oak Technology, Inc. +                              105,750
 ........................................................................................
                   8,500    OneWave, Inc. +                                      66,406
 ........................................................................................
                  30,000    Parametric Technology Corp. +                     1,541,250
 ........................................................................................
                  39,600    PeopleSoft, Inc. +                                1,898,325
 ........................................................................................
                   2,533    Project Software & Development                      107,336
 ........................................................................................
                   7,900    Raptor Systems, Inc. +                              158,988
 ........................................................................................
                   3,700    Red Brick Systems, Inc. +                            85,100
 ........................................................................................
                   5,500    Renaissance Solutions, Inc. +                       246,125
 ........................................................................................
                   2,500    Scopus Technology, Inc. +                           116,250
 ........................................................................................
                  10,650    Splash Technology Holdings, Inc.                    228,975
 ........................................................................................
                   7,600    SPSS, Inc. +                                        211,850
 ........................................................................................
                   6,600    Sykes Enterprises, Inc. +                           247,500
 ........................................................................................
                  14,850    Technology Solutions Co. +                          616,275
 ........................................................................................
                   6,200    Vantive Corp. +                                     193,750
 ........................................................................................
                   2,200    Whittman-Hart, Inc. +                                56,375
----------------------------------------------------------------------------------------
                                                                             26,581,343
----------------------------------------------------------------------------------------
Conglomerates (1.8%)
 ........................................................................................
                  39,370    Corning, Inc.                                     1,820,863
 ........................................................................................
                  31,540    General Motors Corp. Class H                      1,774,125
 ........................................................................................
                  67,000    Hutchison Whampoa, Ltd. (Hong Kong)                 526,280
 ........................................................................................
                  55,860    ITT Industries, Inc. +                            1,368,570
 ........................................................................................
                  38,000    Jardine Matheson Holdings Ltd.
                            (Singapore)                                         250,800
 ........................................................................................
                   3,000    Preussag AG (Germany)                               678,676
 ........................................................................................
                  54,240    TRW, Inc.                                         2,684,880
 ........................................................................................
                  63,380    United Technologies Corp.                         4,183,080
----------------------------------------------------------------------------------------
                                                                             13,287,274
----------------------------------------------------------------------------------------
Consumer Durable Goods (0.3%)
 ........................................................................................
                   8,100    Blyth Industries, Inc. +                            369,563
 ........................................................................................
                  12,930    Electrolux AB Ser. B (Sweden)                       748,634
 ........................................................................................
                  31,000    Whirlpool Corp.                                   1,445,375
----------------------------------------------------------------------------------------
                                                                              2,563,572
----------------------------------------------------------------------------------------
Consumer Non Durables (3.8%)
 ........................................................................................
                  36,590    American Brands, Inc.                             1,815,779
 ........................................................................................
                  59,880    Avon Products, Inc.                               3,420,645
 ........................................................................................
                 125,148    B A T Industries PLC (United Kindom)              1,038,058
 ........................................................................................
                  17,100    Clorox Co.                                        1,716,413
 ........................................................................................
                  12,080    Colgate-Palmolive Co.                             1,114,380
 ........................................................................................
                  13,500    French Fragrances Inc. +                            104,625
 ........................................................................................
                  58,500    Gillette Co.                                      4,548,375
 ........................................................................................
                  60,000    KAO Corp. (Japan)                                   698,276
 ........................................................................................
                  34,340    Kimberly-Clark Corp.                              3,270,885
 ........................................................................................
                  31,100    Liz Claiborne, Inc.                               1,201,238
 ........................................................................................
                  46,000    Nike, Inc.                                        2,748,500
 ........................................................................................
                  25,000    Onward Kashiyama Co. Ltd. (Japan)                   351,293
 ........................................................................................
                  17,820    Philip Morris Cos., Inc.                          2,006,978
 ........................................................................................
                  56,300    RJR Nabisco Holdings Corp. +                      1,914,200
 ........................................................................................
                  15,600    St. John Knits, Inc.                                678,600
 ........................................................................................
                  37,100    Svenska Cellulosa AB Class B (Sweden)               751,276
 ........................................................................................
                   4,800    Tabacalera S.A. (Spain)                             206,670
 ........................................................................................
                   3,710    Unilever N.V. (Netherlands)                         656,196
----------------------------------------------------------------------------------------
                                                                             28,242,387
----------------------------------------------------------------------------------------
Consumer Services (1.0%)
 ........................................................................................
                  19,300    HFS, Inc. +                                       1,153,175
 ........................................................................................
                   2,700    Learning Tree International, Inc +                   79,650
 ........................................................................................
                  32,500    Marriott International, Inc.                      1,795,625
 ........................................................................................
                   5,600    Morton's Restaurant Group, Inc +                     94,500
 ........................................................................................
                   6,775    On Assignment, Inc. +                               199,863
 ........................................................................................
                  12,200    Penn National Gaming Inc. +                         173,850
 ........................................................................................
                   4,000    PJ America Inc. +                                    72,000
 ........................................................................................
                  22,400    Prime Hospitality Corp. +                           361,200
 ........................................................................................
                  51,400    Service Corp. International                       1,439,200
 ........................................................................................
                  10,950    Stewart Enterprises, Inc. Class A                   372,300
 ........................................................................................
                   7,600    Strayer Education, Inc. +                           174,800
 ........................................................................................
                  20,900    Tribune Co.                                       1,648,488
 ........................................................................................
                   6,300    Vacation Break USA, Inc. +                          127,575
----------------------------------------------------------------------------------------
                                                                              7,692,226
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.7%)
 ........................................................................................
                     500    ABB AG (Switzerland)                                620,805
 ........................................................................................
                   6,500    Acres Gaming, Inc. +                                 71,500
 ........................................................................................
                   9,900    Actel Corp. +                                       235,125
 ........................................................................................
                  15,700    Advanced Lighting Technologies, Inc. +              380,725
 ........................................................................................
                   5,200    ANADIGICS, Inc. +                                   204,100
 ........................................................................................
                   3,200    Benchmarq Microelectronics, Inc. +                   68,400
 ........................................................................................
                  12,200    C.P. Clare Corp. +                                  122,000
 ........................................................................................
                  18,500    Computer Products, Inc. +                           360,750
 ........................................................................................
                  12,086    Credence Systems Corp. +                            243,231
 ........................................................................................
                  15,286    Delaware Global Technologies Corp. +                129,933
 ........................................................................................
                  29,770    Eaton Corp.                                       2,076,458
 ........................................................................................
                  11,500    Elexsys International, Inc. +                       228,563
 ........................................................................................
                   6,900    Flextronics International Ltd. +                    191,475
 ........................................................................................
                  45,100    General Electric Co.                              4,459,263
 ........................................................................................
                 143,000    General Electric Co. PLC
                            (United Kingdom)                                    935,197
 ........................................................................................
                   4,093    Harman International Industries, Inc.               227,673
 ........................................................................................
                   9,500    Hirose Electric Co. Ltd. (Japan)                    549,526
 ........................................................................................
                  71,760    Honeywell, Inc.                                   4,718,220
 ........................................................................................
                  31,600    Intel Corp.                                       4,137,625
 ........................................................................................
                   3,900    Jabil Circuit, Inc. +                               156,000
 ........................................................................................
                   3,100    JPM Co. +                                            54,250
 ........................................................................................
                   2,600    Level One Communications, Inc. +                     92,950
 ........................................................................................
                   4,000    Micrel, Inc. +                                      126,500
 ........................................................................................
                  16,600    Molins PLC (United Kingdom)                         255,062
 ........................................................................................
                  31,500    Motorola, Inc.                                    1,933,313
 ........................................................................................
                  11,000    Murata Manufacturing Co. Ltd.                       365,086
 ........................................................................................
                  38,000    Nippondenso Co., Ltd. (Japan)                       913,966
 ........................................................................................
                  21,000    Omron Corp. (Japan)                                 394,655
 ........................................................................................
                  19,950    Philips Electronics N.V. (Netherlands)              808,253
 ........................................................................................
                     300    Photronics, Inc. +                                    8,175
 ........................................................................................
                  13,710    Rockwell International Corp. +                      834,596
 ........................................................................................
                   7,050    Sanmina Corp. +                                     398,325
 ........................................................................................
                   9,400    SDL, Inc. +                                         246,750
 ........................................................................................
                  21,700    SGS-Thomson Microelectronics ADR
                            (France) +                                        1,519,000
 ........................................................................................
                  36,000    Sharp Corp. (Japan)                                 512,069
 ........................................................................................
                   5,600    Sierra Semiconductor Corp. +                         84,000
 ........................................................................................
                  15,000    TDK Corp. (Japan)                                   976,293
 ........................................................................................
                  77,180    Texas Instruments, Inc.                           4,920,225
 ........................................................................................
                   5,200    Transwitch Corp. +                                   27,300
 ........................................................................................
                   7,300    Ultrak, Inc. +                                      222,650
 ........................................................................................
                   8,500    Ultratech Stepper, Inc. +                           201,875
----------------------------------------------------------------------------------------
                                                                             35,011,862
----------------------------------------------------------------------------------------
Energy-Related (0.3%)
 ........................................................................................
                  39,000    Baker Hughes Inc.                                 1,345,500
 ........................................................................................
                  13,500    IHC Caland N.V. (Netherlands)                       771,183
----------------------------------------------------------------------------------------
                                                                              2,116,683
----------------------------------------------------------------------------------------
Entertainment (0.2%)
 ........................................................................................
                  12,000    Family Golf Centers, Inc. +                         361,500
 ........................................................................................
                   6,500    Penske Motorsports, Inc. +                          164,125
 ........................................................................................
                   4,425    Regal Cinemas, Inc. +                               136,069
 ........................................................................................
                  18,300    Signature Resorts, Inc. +                           645,075
 ........................................................................................
                  11,350    Studio Plus Hotels, Inc. +                          178,763
----------------------------------------------------------------------------------------
                                                                              1,485,532
----------------------------------------------------------------------------------------
Environmental Control (0.3%)
 ........................................................................................
                   8,000    Cuno, Inc. +                                        119,000
 ........................................................................................
                   4,700    Memtec Ltd. ADR (Australia)                         154,513
 ........................................................................................
                  50,250    WMX Technologies, Inc.                            1,639,406
----------------------------------------------------------------------------------------
                                                                              1,912,919
----------------------------------------------------------------------------------------
Food and Beverages (1.1%)
 ........................................................................................
                  12,900    Anheuser-Busch Cos., Inc.                           516,000
 ........................................................................................
                  20,800    Campbell Soup Co.                                 1,669,200
 ........................................................................................
                   6,600    Danisco A/S (Denmark)                               400,950
 ........................................................................................
                  27,450    General Mills, Inc.                               1,739,644
 ........................................................................................
                 313,500    Goodman Fielder Ltd. (Australia)                    388,558
 ........................................................................................
                 140,742    Greencore Group PLC (Ireland) +                     893,008
 ........................................................................................
                  18,100    Guinness PLC (United Kingdom)                       141,766
 ........................................................................................
                     860    Nestle S.A. (Switzerland)                           921,566
 ........................................................................................
                   9,600    Panamerican Beverages, Inc. Class A +               450,000
 ........................................................................................
                  60,680    Whitman Corp.                                     1,388,055
----------------------------------------------------------------------------------------
                                                                              8,508,747
----------------------------------------------------------------------------------------
Funeral/Cemetery Services (--%)
 ........................................................................................
                   2,900    Carriage Services, Inc. +                            64,888
 ........................................................................................
                   7,650    Equity Corporation International +                  153,000
----------------------------------------------------------------------------------------
                                                                                217,888
----------------------------------------------------------------------------------------
Health Care (1.5%)
 ........................................................................................
                  60,200    Abbott Laboratories                               3,055,150
 ........................................................................................
                   5,900    Access Health, Inc. +                               264,025
 ........................................................................................
                  12,937    American HomePatient, Inc. +                        352,533
 ........................................................................................
                  30,450    Cardinal Health, Inc.                             1,773,713
 ........................................................................................
                   5,150    Compdent Corp. +                                    181,538
 ........................................................................................
                   9,450    Genesis Health Ventures, Inc. +                     294,131
 ........................................................................................
                  36,700    Healthsouth Rehabilitation Corp. +                1,417,538
 ........................................................................................
                   3,200    I-Stat Corp. +                                       76,000
 ........................................................................................
                   5,900    IMPATH, Inc. +                                      110,625
 ........................................................................................
                   9,900    IRIDEX Corp. +                                       74,250
 ........................................................................................
                   4,050    Lunar Corp. +                                       141,750
 ........................................................................................
                   5,100    NCS HealthCare, Inc. Class A +                      148,538
 ........................................................................................
                  13,800    Oxford Health Plans Inc. +                          808,163
 ........................................................................................
                   2,500    Pediatrix Medical Group, Inc. +                      92,500
 ........................................................................................
                   4,300    Physician Support Systems, Inc. +                    82,775
 ........................................................................................
                   3,600    Renal Care Group, Inc. +                            113,850
 ........................................................................................
                  16,000    Santen Pharmaceutical (Japan)                       331,034
 ........................................................................................
                   2,200    Superior Consultant Holdings Corp. +                 54,450
 ........................................................................................
                   3,000    Target Therapeutics, Inc. +                         126,000
 ........................................................................................
                  39,800    U.S. Surgical Corp.                               1,567,125
 ........................................................................................
                   2,700    United Dental Care, Inc. +                           82,013
----------------------------------------------------------------------------------------
                                                                             11,147,701
----------------------------------------------------------------------------------------
Hospital Management and Medical Services (--%)
 ........................................................................................
                   6,750    National Surgery Centers, Inc. +                    256,500
 ........................................................................................
                   1,500    Sterling House Corp. +                               13,125
----------------------------------------------------------------------------------------
                                                                                269,625
----------------------------------------------------------------------------------------
Insurance and Finance (9.4%)
 ........................................................................................
                  15,260    ABN AMRO Holding N.V. (Netherlands)                 992,721
 ........................................................................................
                  13,070    Aegon N.V. (Netherlands)                            832,855
 ........................................................................................
                  51,260    Ahmanson (H.F.) & Co.                             1,665,950
 ........................................................................................
                 122,527    Allied Irish Banks PLC (Ireland)                    812,677
 ........................................................................................
                  33,200    American Express Co.                              1,875,800
 ........................................................................................
                  50,680    American General Corp.                            2,071,545
 ........................................................................................
                  28,420    AON Corp.                                         1,765,593
 ........................................................................................
                     360    Baer Holdings AG (Switzerland)                      376,644
 ........................................................................................
                  30,560    Banc One Corp.                                    1,314,080
 ........................................................................................
                  19,500    Banco Bradesco (Brazil)                             141,337
 ........................................................................................
                  10,853    Banco de Bilbao Vizcaya (Spain)                     585,993
 ........................................................................................
                  19,573    Banco Frances del Rio de la Plata S.A.
                            (Argentina)                                         183,044
 ........................................................................................
                  35,200    Bank of Boston Corp.                              2,261,600
 ........................................................................................
                  68,550    Bank of Ireland (Ireland) +                         620,530
 ........................................................................................
                  48,600    BankAmerica Corp.                                 4,847,850
 ........................................................................................
                  20,935    Bankers Trust New York Corp.                      1,805,644
 ........................................................................................
                  58,000    Barclays Bank PLC (United Kingdom)                  993,456
 ........................................................................................
                  49,900    Barnett Banks, Inc.                               2,052,138
 ........................................................................................
                  17,540    Beneficial Corp.                                  1,111,598
 ........................................................................................
                   3,300    Cetelem Group (France) +                            381,613
 ........................................................................................
                  19,000    Chase Manhattan Corp. (New)                       1,695,750
 ........................................................................................
                   7,305    CIGNA Corp.                                         998,046
 ........................................................................................
                  44,200    Citicorp                                          4,552,600
 ........................................................................................
                  38,000    Commonwealth Bank of Australia
                            (Australia)                                         363,500
 ........................................................................................
                  21,800    Commonwealth Bank of Australia
                            (Installment Shares)(Australia)                     135,616
 ........................................................................................
                  14,050    Concord EFS, Inc. +                                 396,913
 ........................................................................................
                  27,260    CoreStates Financial Corp.                        1,414,113
 ........................................................................................
                   4,975    CRA Managed Care, Inc. +                            223,875
 ........................................................................................
                   9,520    Credit Locale de France S.A. (France)               829,342
 ........................................................................................
                  47,000    Dao Heng Bank Group Ltd. (Hong Kong)                225,459
 ........................................................................................
                   4,300    Delta Financial Corp. +                              77,400
 ........................................................................................
                  25,000    Development Bank of Singapore Ltd.
                            (Singapore)                                         337,741
 ........................................................................................
                  44,100    Federal National Mortgage Association             1,642,725
 ........................................................................................
                   3,500    First Commonwealth, Inc. +                           69,125
 ........................................................................................
                  42,647    Fleet Financial Group, Inc.                       2,127,019
 ........................................................................................
                  19,000    Franklin Resources, Inc.                          1,299,125
 ........................................................................................
                  27,830    Great Western Financial Corp.                       807,070
 ........................................................................................
                  93,800    Guoco Group Ltd. (Hong Kong)                        525,154
 ........................................................................................
                   8,350    HCC Insurance Holdings, Inc.                        200,400
 ........................................................................................
                  13,800    Household International, Inc.                     1,273,050
 ........................................................................................
                  54,307    HSBC Holdings PLC (Hong Kong)                     1,162,116
 ........................................................................................
                  26,072    Internationale Nederlanden Groep
                            (Netherlands)                                       938,580
 ........................................................................................
                  37,300    Keycorp                                           1,883,650
 ........................................................................................
                  37,000    Malayan Banking Berhad (Malaysa)                    410,297
 ........................................................................................
                  60,050    MBNA Corp.                                        2,492,075
 ........................................................................................
                  11,850    Mellon Bank Corp.                                   841,350
 ........................................................................................
                   5,460    Metris Companies Inc. +                             131,040
 ........................................................................................
                  34,421    Morgan (J.P.) & Co., Inc.                         3,360,350
 ........................................................................................
                  13,030    NationsBank Corp.                                 1,273,683
 ........................................................................................
                  91,460    PNC Bank Corp.                                    3,441,183
 ........................................................................................
                   6,300    Reinsurance Group America, Inc                      296,888
 ........................................................................................
                  25,000    Skandia Forsakrings AB (Sweden)                     705,461
 ........................................................................................
                     704    Swiss Reinsurance Co. (Switzerland)                 750,198
 ........................................................................................
                  36,000    Tokio Marine & Fire Insurance Co. Ltd.
                            (The) (Japan)                                       338,276
 ........................................................................................
                  63,332    Travelers Group Inc.                              2,873,690
 ........................................................................................
                  31,000    United Overseas Bank Ltd. (Singapore)               345,675
 ........................................................................................
                  97,050    USF&G Corp.                                       2,025,919
 ........................................................................................
                 137,000    Westpac Banking Corp. (Australia)                   779,341
----------------------------------------------------------------------------------------
                                                                             69,936,463
----------------------------------------------------------------------------------------
Medical Supplies and Devices (0.6%)
 ........................................................................................
                  45,100    Baxter International, Inc.                        1,849,100
 ........................................................................................
                   8,800    Cytyc Corp. +                                       237,600
 ........................................................................................
                   4,500    IDEXX Laboratories, Inc. +                          162,000
 ........................................................................................
                   7,400    Igen, Inc. +                                         37,000
 ........................................................................................
                  24,300    Medtronic, Inc.                                   1,652,400
 ........................................................................................
                   5,900    Minimed, Inc. +                                     190,275
 ........................................................................................
                   5,000    Orthologic Corp. +                                   28,125
 ........................................................................................
                   5,800    Sabratek Corp. +                                     92,075
 ........................................................................................
                   9,800    Sola International, Inc. +                          372,400
 ........................................................................................
                   3,900    Xomed Surgical Products Inc. +                       78,000
----------------------------------------------------------------------------------------
                                                                              4,698,975
----------------------------------------------------------------------------------------
Metals and Mining (0.4%)
 ........................................................................................
                  53,310    Freeport-McMoRan Copper &
                            Gold Co., Inc. Class A                            1,499,344
 ........................................................................................
                  19,650    Miller Industries, Inc./Tennesssee +                393,000
 ........................................................................................
                     405    N.V. Bekaert S.A. (Belgium)                         257,161
 ........................................................................................
                   51,200    RTZ Corp. PLC (United Kingdom)                     820,883
----------------------------------------------------------------------------------------
                                                                              2,970,388
----------------------------------------------------------------------------------------
Oil and Gas (4.0%)
 ........................................................................................
                  32,130    Amoco Corp.                                       2,586,465
 ........................................................................................
                  29,850    British Petroleum Co. PLC ADR
                            (United Kingdom)                                  4,220,044
 ........................................................................................
                  32,900    British Petroleum Co. PLC
                            (United Kingdom)                                    394,555
 ........................................................................................
                  42,923    Burmah Oil PLC (United Kingdom                      809,061
 ........................................................................................
                  34,547    Coastal Corp.                                     1,688,485
 ........................................................................................
                  54,000    Cosmo Oil Co. Ltd. (Japan)                          259,293
 ........................................................................................
                  42,500    Enron Corp.                                       1,832,813
 ........................................................................................
                 149,500    Ente Nazionale Idrocarburi SPA
                            (ENI) (Italy)                                       767,215
 ........................................................................................
                  61,000    Far East Levingston Shipbuilding Ltd.
                            (Singapore)                                         318,299
 ........................................................................................
                  27,600    Halliburton Co.                                   1,662,900
 ........................................................................................
                  13,420    Mobil Corp.                                       1,640,595
 ........................................................................................
                  71,876    Occidental Petroleum Corp.                        1,680,102
 ........................................................................................
                  31,460    PanEnergy Corp.                                   1,415,700
 ........................................................................................
                  38,440    Phillips Petroleum Co.                            1,700,970
 ........................................................................................
                  22,700    Schlumberger Ltd.                                 2,267,163
 ........................................................................................
                  46,900    Shell Transportation & Trading
                            (United Kingdom)                                    812,162
 ........................................................................................
                  10,605    Societe Nationale Elf Aquitaine
                            (France)                                            965,354
 ........................................................................................
                  43,300    Sonat, Inc.                                       2,229,950
 ........................................................................................
                  44,692    Total Corp. S.A. ADR (France)                     1,798,853
 ........................................................................................
                  12,800    Total Corp. S.A. Class B (France)                 1,041,072
----------------------------------------------------------------------------------------
                                                                             30,091,051
----------------------------------------------------------------------------------------
Packaging and Containers (0.2%)
 ........................................................................................
                  25,420    Crown Cork & Seal Co., Inc.                       1,382,213
----------------------------------------------------------------------------------------
Paper and Forest Products (0.6%)
 ........................................................................................
                  16,600    Mayr-Melnhof Karton AG 144A ADS
                            (Austria) +                                         199,200
 ........................................................................................
                  26,890    Rayonier, Inc.                                    1,031,904
 ........................................................................................
                  15,600    Temple Inland, Inc.                                 844,350
 ........................................................................................
                  47,180    Weyerhaeuser Co.                                  2,235,153
----------------------------------------------------------------------------------------
                                                                              4,310,607
----------------------------------------------------------------------------------------
Pharmaceuticals (3.8%)
 ........................................................................................
                  25,050    American Home Products Corp.                      1,468,556
 ........................................................................................
                   7,200    Amrion, Inc. +                                      162,900
 ........................................................................................
                  20,300    Astra AB (Sweden)                                 1,000,234
 ........................................................................................
                  12,660    Bristol-Myers Squibb Co.                          1,376,775
 ........................................................................................
                  13,650    Dura Pharmaceuticals, Inc. +                        651,788
 ........................................................................................
                  42,000    Johnson & Johnson                                 2,089,500
 ........................................................................................
                  23,900    Lilly (Eli) & Co.                                 1,744,700
 ........................................................................................
                   8,100    Medicis Pharmaceutical Corp. Class A +              356,400
 ........................................................................................
                  47,800    Merck & Co., Inc.                                 3,788,150
 ........................................................................................
                     939    Novartis AG ADR (Switzerland)                     1,073,066
 ........................................................................................
                  44,000    Pfizer, Inc.                                      3,646,500
 ........................................................................................
                  91,382    Pharmacia & Upjohn, Inc.                          3,621,012
 ........................................................................................
                  24,400    Pharmacia & Upjohn, Inc. Depository
                            Shares (Sweden)                                     997,120
 ........................................................................................
                  79,248    Warner-Lambert Co.                                5,943,600
 ........................................................................................
                  18,000    Yamanouchi Pharmaceutical Co. Ltd.
                            (Japan)                                             369,310
----------------------------------------------------------------------------------------
                                                                             28,289,611
----------------------------------------------------------------------------------------
Photography (1.2%)
 ........................................................................................
                  45,000    Canon, Inc. (Japan)                                 993,103
 ........................................................................................
                  80,340    Eastman Kodak Co.                                 6,447,285
 ........................................................................................
                  38,270    Polaroid Corp.                                    1,664,745
----------------------------------------------------------------------------------------
                                                                              9,105,133
----------------------------------------------------------------------------------------
Publishing (0.6%)
 ........................................................................................
                  23,800    Gannett Co., Inc.                                 1,782,025
 ........................................................................................
                  33,600    Harcourt General, Inc.                            1,549,800
 ........................................................................................
                  30,380    Times Mirror Co. Class A                          1,511,405
----------------------------------------------------------------------------------------
                                                                              4,843,230
----------------------------------------------------------------------------------------
Real Estate (0.4%)
 ........................................................................................
                 321,000    Amoy Properties Ltd. (Hong Kong)                    462,781
 ........................................................................................
                 133,000    Cheung Kong Holdings Ltd. (Hong Kong)             1,182,280
 ........................................................................................
                 156,000    Hong Kong Land Holdings Ltd.
                            (Hong Kong)                                         433,680
 ........................................................................................
                  63,000    Sun Hung Kai Properties Ltd.
                            (Hong Kong)                                         771,819
----------------------------------------------------------------------------------------
                                                                              2,850,560
----------------------------------------------------------------------------------------
Retail (4.0%)
 ........................................................................................
                   3,000    99 Cents Only Stores +                               49,125
 ........................................................................................
                  40,300    CompUSA, Inc. +                                     831,188
 ........................................................................................
                   9,200    Cost Plus, Inc. +                                   175,950
 ........................................................................................
                  44,300    CVS Corp.                                         1,832,913
 ........................................................................................
                  30,000    Cycle & Carriage Ltd. (Singapore)                   366,690
 ........................................................................................
                  91,810    Dayton Hudson Corp.                               3,603,543
 ........................................................................................
                  42,300    Federated Department Stores +                     1,443,488
 ........................................................................................
                  15,600    Finish Line, Inc. +                                 329,550
 ........................................................................................
                   3,900    Gadzooks, Inc. +                                     71,175
 ........................................................................................
                  14,000    Ito-Yokado Co., Ltd. (Japan)                        608,276
 ........................................................................................
                 173,780    K mart Corp.                                      1,802,968
 ........................................................................................
                   8,300    Loehmann's Holdings, Inc. +                         190,900
 ........................................................................................
                  19,100    Lowe's Cos., Inc.                                   678,050
 ........................................................................................
                  11,900    Marks Brothers Jewelers, Inc.                       138,338
 ........................................................................................
                  40,000    Marui Co., Ltd. (Japan)                             720,690
 ........................................................................................
                  30,800    May Department Stores Co.                         1,439,900
 ........................................................................................
                   4,000    Mazel Stores Inc. +                                  90,000
 ........................................................................................
                   9,690    Nautica Enterprises, Inc. +                         244,673
 ........................................................................................
                  32,170    Penney (J.C.) Co., Inc.                           1,568,288
 ........................................................................................
                   3,100    Petco Animal Supplies, Inc. +                        64,325
 ........................................................................................
                  16,000    Rexall Sundown, Inc. +                              435,000
 ........................................................................................
                  46,030    Rite Aid Corp.                                    1,829,693
 ........................................................................................
                  33,500    Safeway, Inc. +                                   1,432,125
 ........................................................................................
                  96,300    Sears, Roebuck & Co.                              4,441,838
 ........................................................................................
                  13,500    The Men's Wearhouse, Inc. +                         330,750
 ........................................................................................
                  14,300    The North Face, Inc. +                              275,275
 ........................................................................................
                  35,200    TJX Cos., Inc. (The)                              1,667,600
 ........................................................................................
                  13,000    Vendex International N.V. (Netherlands)             556,025
 ........................................................................................
                  40,000    Walgreen Co.                                      1,600,000
 ........................................................................................
                   7,200    West Marine, Inc. +                                 203,400
 ........................................................................................
                  17,853    Wolverine World Wide, Inc.                          517,737
----------------------------------------------------------------------------------------
                                                                             29,539,473
----------------------------------------------------------------------------------------
Telecommunications (1.2%)
 ........................................................................................
                  10,100    Black Box Corp. +                                   416,625
 ........................................................................................
                       9    Cable & Wireless PLC (United Kingdom)                    75
 ........................................................................................
                  21,100    Cascade Communications Corp. +                    1,163,138
 ........................................................................................
                  11,600    Cincinnati Bell, Inc.                               714,850
 ........................................................................................
                   7,300    Coherent Communications
                            Systems Corp. +                                     142,350
 ........................................................................................
                  25,800    Deutsche Telekom AG (Germany) +                     543,466
 ........................................................................................
                  56,400    Deutsche Telekom AG ADR
                            (Germany) +                                       1,149,150
 ........................................................................................
                   4,600    Intermedia Communications, Inc +                    118,450
 ........................................................................................
                  15,200    MIDCOM Communications, Inc. +                       129,200
 ........................................................................................
                     100    Nippon Telegraph and Telephone Corp.
                            (Japan)                                             756,897
 ........................................................................................
                  28,800    Portugal Telecom S.A. (Portugal) +                  820,735
 ........................................................................................
                  14,300    Royal PTT (United Kingdom)                          545,416
 ........................................................................................
                  19,000    Telefonaktiebolaget LM Ericsson Class B
                            (Sweden)                                            586,154
 ........................................................................................
                  31,400    Tellabs, Inc. +                                   1,181,425
 ........................................................................................
                 209,521    Vodafone Group PLC (United Kingdom)                 884,195
----------------------------------------------------------------------------------------
                                                                              9,152,126
----------------------------------------------------------------------------------------
Transportation (1.2%)
 ........................................................................................
                  22,400    Canadian National Railway Co.
                            (Canada) +                                          851,200
 ........................................................................................
                  14,930    Delta Air Lines, Inc.                             1,058,164
 ........................................................................................
                     120    East Japan Railway Co. (Japan)                      538,966
 ........................................................................................
                  14,650    Expeditors International of
                            Washington, Inc.                                    336,950
 ........................................................................................
                  15,710    K.L.M.-Royal Dutch Airlines
                            (Netherlands)                                       441,895
 ........................................................................................
                  18,270    Norfolk Southern Corp.                            1,598,625
 ........................................................................................
                  52,530    Ryder System, Inc.                                1,477,406
 ........................................................................................
                  31,000    Singapore Airlines Ltd. (Singapore)                 281,415
 ........................................................................................
                  51,000    Swire Pacific Ltd. Class A (Hong Kong)              486,327
 ........................................................................................
                  20,920    Union Pacific Corp.                               1,257,815
 ........................................................................................
                  27,000    Yamato Transport Co. Ltd. (Japan)                   279,310
----------------------------------------------------------------------------------------
                                                                              8,608,073
----------------------------------------------------------------------------------------
Utilities (2.6%)
 ........................................................................................
                  17,300    Ameritech Corp.                                   1,048,813
 ........................................................................................
                  50,680    BellSouth Corp.                                   2,046,205
 ........................................................................................
                  16,000    Chubu Electric Power, Inc. (Japan)                  317,241
 ........................................................................................
                  62,440    GTE Corp.                                         2,841,020
 ........................................................................................
                  46,000    Hong Kong Electric Holdings Ltd.
                            (Hong Kong)                                         152,858
 ........................................................................................
                  27,000    Kurita Water Industries Ltd. (Japan)                544,655
 ........................................................................................
                  17,000    Kyushu Electric Power Inc. (Japan)                  329,741
 ........................................................................................
                  29,958    United Utilities PLC (United Kingdom)               318,499
 ........................................................................................
                  36,600    Northeast Utilities Co.                             484,950
 ........................................................................................
                  50,990    Pacific Telesis Group                             1,873,883
 ........................................................................................
                 144,399    Scottish Power PLC (United Kingdom)                 870,183
 ........................................................................................
                 124,130    Sprint Corp.                                      4,949,684
 ........................................................................................
                  10,800    Telebras Co. ADR (Brazil)                           826,200
 ........................................................................................
                  40,970    Union Electric Co.                                1,577,345
 ........................................................................................
                  21,850    Veba (Vereinigte Elektrizitaets
                            Bergwerks) AG (Germany)                           1,262,350
----------------------------------------------------------------------------------------
                                                                             19,443,627
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $357,920,058)                            $437,053,834
----------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (15.2%) *
----------------------------------------------------------------------------------------
        Principal Amount                                                          Value
 ........................................................................................
Advertising (0.3%)
 ........................................................................................
                $825,000    Adams Outdoor Advertising, Ltd. sr. notes
                            10 3/4s, 2006                                      $877,594
 ........................................................................................
                 170,000    Lamar Advertising Co. sr. sub. notes
                            9 5/8s, 2006                                        175,100
 ........................................................................................
                  15,000    Outdoor Systems, Inc. sr. sub. notes
                            9 3/8s, 2006                                         15,450
 ........................................................................................
               1,300,000    Universal Outdoor, Inc. sr. sub. notes
                            9 3/4s, 2006                                      1,342,250
----------------------------------------------------------------------------------------
                                                                              2,410,394
----------------------------------------------------------------------------------------
Aerospace and Defense (0.4%)
 ........................................................................................
                 500,000    BE Aerospace sr. sub. notes Ser. B,
                            9 7/8s, 2006                                        525,000
 ........................................................................................
                 100,000    Howmet Corp. sr. sub. notes 10s, 2003               109,250
 ........................................................................................
                 885,000    Lockheed Martin Corp. company
                            guaranty 7 1/4s, 2006                               900,372
 ........................................................................................
                 255,000    Northrop-Grumman Corp. notes
                            7s, 2006                                            251,723
 ........................................................................................
                 665,000    Sequa Corp. sr. sub. notes 9 3/8s, 2003             678,300
 ........................................................................................
                 350,000    UNC, Inc. sr. sub. notes 11s, 2006                  374,500
----------------------------------------------------------------------------------------
                                                                              2,839,145
----------------------------------------------------------------------------------------
Agriculture (0.1%)
 ........................................................................................
                 550,000    Premium Standard Farms, Inc. sr. secd.
                            notes 11s, 2003++++                                 581,625
----------------------------------------------------------------------------------------
Automotive (0.2%)
 ........................................................................................
                 425,000    A.P.S. Inc. company guaranty
                            11 7/8s, 2006                                       463,250
 ........................................................................................
                 325,000    Aftermarket Technology Corp. sr. sub.
                            notes 12s, 2004                                     363,188
 ........................................................................................
                 390,000    CSK Auto, Inc. 144A sr. sub. notes
                            11s, 2006                                           409,500
 ........................................................................................
                  20,000    Daimler-Benz AG med. term notes,
                            company guaranty 7 3/8s, 2006
                            (Germany)                                            20,504
 ........................................................................................
                  60,000    Hawk Corp. 144A sr. notes 10 1/4s, 2003              61,200
 ........................................................................................
                  90,000    Key Plastics Corp. sr. notes 14s, 1999               93,600
 ........................................................................................
                 300,000    Lear Corp. sub. notes 9 1/2s, 2006                  324,000
 ........................................................................................
                  35,000    Safelite Glass Corp. 144A sr. sub. notes
                            9 7/8s, 2006                                         36,050
----------------------------------------------------------------------------------------
                                                                              1,771,292
----------------------------------------------------------------------------------------
Basic Industrial Products (--%)
 ........................................................................................
                  30,000    Astor Corp. 144A sr. sub. notes
                            10 1/2s, 2006                                        30,675
 ........................................................................................
                 175,000    Clark-Schwebel sr. notes 10 1/2s, 2006              185,500
 ........................................................................................
                  95,000    Ryder TRS Inc. 144A sr. sub. notes
                            10s, 2006                                            98,800
----------------------------------------------------------------------------------------
                                                                                314,975
----------------------------------------------------------------------------------------
Broadcasting (1.6%)
 ........................................................................................
                 200,000    Allbritton Communications sr. sub. deb.
                            Ser. B, 9 3/4s, 2007                                194,000
 ........................................................................................
                 750,000    American Radio Systems Corp. company
                            guaranty 9s, 2006                                   735,000
 ........................................................................................
                 250,000    American Telecasting, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (14 1/2s, 8/15/00), 2005 ++                          87,500
 ........................................................................................
               1,000,000    Argyle Television Corp. sr. sub. notes
                            9 3/4s, 2005                                      1,015,000
 ........................................................................................
                 350,000    Benedek Communications Corp. sr. disc.
                            notes stepped-coupon zero %
                            (13 1/4s, 5/15/01), 2006 ++                         200,375
 ........................................................................................
                 350,000    Chancellor Broadcasting Co. sr. sub.
                            notes 9 3/8s, 2004                                  353,500
 ........................................................................................
                 150,000    Comcast Corp. sr. sub. notes 9 1/2s, 2008           155,250
 ........................................................................................
                 450,000    Commodore Media, Inc. sr. sub. notes
                            stepped-coupon 7 1/2s, (13 1/4s, 5/1/98),
                            2003 ++                                             474,750
 ........................................................................................
                 600,000    Diamond Cable Communication Co.
                            sr. disc. notes stepped-coupon zero %
                            (13 1/2s, 9/30/99), 2004
                            (United Kingdom) ++                                 492,000
 ........................................................................................
                 500,000    Echostar Communications Corp. sr.
                            disc. notes stepped-coupon zero %
                            (12 7/8s, 6/1/99), 2004 ++                          413,750
 ........................................................................................
                 500,000    Granite Broadcasting Corp. sr. sub. deb.
                            12 3/4s, 2002                                       545,000
 ........................................................................................
                 550,000    Granite Broadcasting Corp. sr.
                            sub. notes 9 3/8s, 2005                             528,000
 ........................................................................................
                  15,000    Gray Communications Systems, Inc.
                            sr. sub. notes 10 5/8s, 2006                         15,900
 ........................................................................................
                  85,000    Jacor Communications, Inc. company
                            guaranty 9 3/4s, 2006                                86,275
 ........................................................................................
                 350,000    Jacor Communications, Inc.
                            sr. sub. notes 10 1/8s, 2006                        360,500
 ........................................................................................
                 675,000    Lenfest Communications, Inc. sr. sub.
                            notes 10 1/2s, 2006                                 708,750
 ........................................................................................
                 600,000    Paxson Communications Corp. 144A
                            sr. sub. notes 11 5/8s, 2002                        625,500
 ........................................................................................
                 300,000    Rogers Cablesystems Ltd. notes
                            11s, 2015 (Canada)                                  324,000
 ........................................................................................
                 950,000    SFX Broadcasting, Inc. sr. sub. notes
                            Ser. B, 10 3/4s, 2006                             1,002,250
 ........................................................................................
                 175,000    Sinclair Broadcasting Group
                            sr. sub. notes 10s, 2005                            177,625
 ........................................................................................
                 750,000    Sullivan Broadcasting sr. sub. notes
                            10 1/4s, 2005                                       757,500
 ........................................................................................
               1,350,000    Telewest Communications PLC deb.
                            stepped-coupon zero % (11s, 10/1/00),
                            2007 (United Kingdom) ++                            941,625
 ........................................................................................
               1,800,000    Videotron Holdings. sr. disc. notes
                            stepped-coupon zero % (11s, 8/15/00),
                            2005 (United Kingdom) ++                          1,449,000
 ........................................................................................
                 175,000    Young Broadcasting Corp. sr. sub. notes
                            11 3/4s, 2004                                       190,750
----------------------------------------------------------------------------------------
                                                                             11,833,800
----------------------------------------------------------------------------------------
Building Products (--%)
 ........................................................................................
                 325,000    Southdown Inc. sr. sub. notes Ser. B,
                            10s, 2006                                           342,875
----------------------------------------------------------------------------------------
Building and Construction (0.4%)
 ........................................................................................
                 800,000    American Standard, Inc. deb. 9 1/4s, 2016           832,000
 ........................................................................................
                 155,000    Atrium Companies Inc. 144A sr. sub.
                            notes 10 1/2s, 2006                                 157,713
 ........................................................................................
                  80,000    Building Materials Corp. 144A sr. notes
                            8 5/8s, 2006                                         79,800
 ........................................................................................
                 175,000    Cemex S.A. 144A bonds 12 3/4s, 2006
                            (Mexico)                                            196,438
 ........................................................................................
                  80,000    Clark Material Handling Co. 144A
                            sr. notes 10 3/4s, 2006                              83,200
 ........................................................................................
                 380,000    Inter-City Products sr. notes 9 3/4s, 2000          385,700
 ........................................................................................
                 175,000    Presley Cos. sr. notes 12 1/2s, 2001                168,875
 ........................................................................................
                 350,000    Scotsman Group, Inc. sr. secd. notes
                            9 1/2s, 2000                                        358,750
 ........................................................................................
                 350,000    Terex Corp. sr. notes Ser. B, 13 1/4s, 2002         377,125
 ........................................................................................
                 150,000    Waxman Industries Inc. sr. notes
                            stepped-coupon Ser. B, zero %
                            (12 3/4s, 6/1/99), 2004 ++                          109,875
----------------------------------------------------------------------------------------
                                                                              2,749,476
----------------------------------------------------------------------------------------
Business Equipment and Services (0.2%)
 ........................................................................................
                  75,000    Intertek Finance PLC 144A sr. sub. notes
                            10 1/4s, 2006 (United Kingdom)                       78,000
 ........................................................................................
                  20,000    Iron Mountain, Inc. med. term notes
                            company guaranty 10 1/8s, 2006                       21,200
 ........................................................................................
               1,075,000    Pierce Leahy Corp. sr. sub. notes
                            11 1/8s, 2006                                     1,174,438
 ........................................................................................
                 400,000    United Stationer Supply, Inc.
                            sr. sub. notes 12 3/4s, 2005                        442,000
----------------------------------------------------------------------------------------
                                                                              1,715,638
----------------------------------------------------------------------------------------
Cable Television (0.2%)
 ........................................................................................
                 400,000    Cablevision Systems Corp. sr. sub. notes
                            9 1/4s, 2005                                        396,000
 ........................................................................................
                  35,000    Frontiervision Operating Partners L.P.
                            sr. sub. notes 11s, 2006                             35,263
 ........................................................................................
                 380,000    Heartland Wireless Communications, Inc.
                            144A sr. notes 14s, 2004                            394,250
 ........................................................................................
                 300,000    Tevecap S.A. 144A sr. notes 12 5/8s,
                            2004 (Brazil)                                       306,750
 ........................................................................................
                  80,000    TV Filme, Inc. 144A sr. notes 12 7/8s,
                            2004 (Brazil)                                        80,300
----------------------------------------------------------------------------------------
                                                                              1,212,563
----------------------------------------------------------------------------------------
Cellular Communications (0.2%)
 ........................................................................................
                 860,000    Airtouch Communications, Inc. notes
                            7 1/8s, 2001                                        873,932
 ........................................................................................
                 100,000    Pronet, Inc. sr. sub. notes 11                       94,000
----------------------------------------------------------------------------------------
                                                                                967,932
----------------------------------------------------------------------------------------
Chemicals (0.4%)
 ........................................................................................
                 475,000    Arcadian Partner sr. notes 10 3/4s, 2005            521,313
 ........................................................................................
                  30,000    Freedom Chemicals, Inc. 144A sr. sub.
                            notes 10 5/8s, 2006                                  31,500
 ........................................................................................
                 300,000    Harris Chemical Corp. sr. secd. disc.
                            notes 10 1/4s, 2001                                 311,625
 ........................................................................................
                 750,000    Harris Chemical Corp. sr. sub. notes
                            10 3/4s, 2003                                       776,250
 ........................................................................................
                 325,000    ISP Holdings, Inc. 144A sr. notes
                            9 3/4s, 2002                                        333,125
 ........................................................................................
                 280,000    Sociedad Quimica Y Minera de Chile S.A.
                            144A bonds 7.7s, 2006 (Chile)                       287,000
 ........................................................................................
                 400,000    Sterling Chemicals Holdings sr.
                            disc. notes stepped-coupon zero %
                            (13 1/2s, 8/15/01), 2008 ++                         232,000
 ........................................................................................
                 150,000    Union Carbide Global Enterprises
                            sr. sub. Ser. B, 12s, 2005                          172,875
----------------------------------------------------------------------------------------
                                                                              2,665,688
----------------------------------------------------------------------------------------
Computer Services and Software (0.1%)
 ........................................................................................
                 650,000    Computervision Corp. sr. sub. notes
                            11 3/8s, 1999                                       680,063
 ........................................................................................
                 140,000    Unisys Corp. sr. notes 11 3/4s, 2004                149,450
----------------------------------------------------------------------------------------
                                                                                829,513
----------------------------------------------------------------------------------------
Conglomerates (--%)
 ........................................................................................
                 250,000    Congoleum Corp. sr. notes 9s,                       245,000
----------------------------------------------------------------------------------------
Consumer Durable Goods (--%)
 ........................................................................................
                 140,000    Icon Fitness Corp. 144A sr. disc. notes
                            stepped-coupon zero %
                            (14s, 11/15/01), 2006 ++                             73,500
 ........................................................................................
                  40,000    Rayovac Corp. 144A sr. sub. notes
                            10 1/4s, 2006                                        41,000
 ........................................................................................
                 175,000    Remington Products Co. sr. sub. notes
                            Ser. B, 11s, 2006                                   148,750
----------------------------------------------------------------------------------------
                                                                                263,250
----------------------------------------------------------------------------------------
Consumer Non Durables (0.2%)
 ........................................................................................
                  25,000    E&S Holdings Corp. 144A sr. sub. notes
                            10 3/8s, 2006                                        26,188
 ........................................................................................
                 350,000    Guess Jeans, Inc. sr. sub. notes
                            9 1/2s, 2003                                        358,750
 ........................................................................................
                 255,000    RJR Nabisco, Inc. notes 8 3/4s                      256,148
 ........................................................................................
               1,065,000    Sampoerna International Finance Co.
                            144A company guaranty 8 3/8s, 2006
                            (Indonesia)                                       1,082,434
----------------------------------------------------------------------------------------
                                                                              1,723,520
----------------------------------------------------------------------------------------
Consumer Services (1.0%)
 ........................................................................................
                 425,000    Act III Theatres, Inc. sr. sub. notes
                            11 7/8s, 2003                                       468,563
 ........................................................................................
               1,550,000    Adelphia Communications Corp. sr. notes
                            12 1/2s, 2002                                     1,588,750
 ........................................................................................
                 750,000    Affinity Group sr. sub. notes
                            11 1/2s, 2003                                       780,000
 ........................................................................................
                 180,000    AmeriKing, Inc. sr. notes 10 3                      185,400
 ........................................................................................
                 150,000    Century Communications Corp. sr. notes
                            9 1/2s, 2005                                        153,750
 ........................................................................................
                 100,000    Century Communications Corp. sr. sub.
                            deb. 11 7/8s, 2003                                  106,000
 ........................................................................................
                 500,000    Coinmach Corp. sr. notes Ser. B,
                            11 3/4s, 2005                                       541,250
 ........................................................................................
                 125,000    FRD Acquisition Co. sr. notes Ser. B,
                            12 1/2s, 2004                                       128,438
 ........................................................................................
                 300,000    Host Marriott Corp. sr. notes Ser. B,
                            9 1/2s, 2005                                        313,125
 ........................................................................................
                  50,000    John Q Hammons Hotels, Inc. 1st mtge.
                            8 7/8s, 2004                                         49,375
 ........................................................................................
               1,600,000    Jones Intercable, Inc. sr. sub. deb.
                            10 1/2s, 2008                                     1,728,000
 ........................................................................................
                 225,000    Marcus Cable Co. (L.P.) sr. deb.
                            11 7/8s, 2005                                       238,219
 ........................................................................................
                 150,000    Prime Hospitality Corp. 1st mtge.
                            9 1/4s, 2006                                        151,875
 ........................................................................................
                  45,000    Rose Hills Acquistion Corp. 144A sr. sub.
                            notes 9 1/2s, 2004                                   46,125
 ........................................................................................
                 900,000    Service Corp. International notes
                            6 3/8s, 2000                                        891,909
----------------------------------------------------------------------------------------
                                                                              7,370,779
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (0.3%)
 ........................................................................................
                 500,000    Amphenol Corp. sr. sub. notes
                            12 3/4s, 2002                                       547,500
 ........................................................................................
                  55,000    Celestica International Ltd. 144A sr. sub.
                            notes 10 1/2s, 2006 (India)                          57,750
 ........................................................................................
                  67,694    Cirent Semiconductor sr. sub. notes
                            10.22s, 2002                                         67,694
 ........................................................................................
                  67,972    Cirent Semiconductor 144A sr. sub.
                            notes 10.14s, 2004                                   67,972
 ........................................................................................
                 600,000    Health O Meter Products, Inc. sr. sub.
                            notes 13s, 2002                                     655,500
 ........................................................................................
                 615,000    International Semi-Tech. Corp. sr. secd.
                            disc. notes stepped-coupon zero %
                            (11 1/2s, 8/15/00), 2003 (Canada)                   396,675
 ........................................................................................
                  95,000    Motors and Gears Inc. 144A sr. notes
                            Ser. A, 10 3/4s, 2006                                97,850
----------------------------------------------------------------------------------------
                                                                              1,890,941
----------------------------------------------------------------------------------------
Entertainment (1.3%)
 ........................................................................................
                 175,000    Alliance Gaming Corp.  sr. notes
                            12 7/8s, 2003                                       184,188
 ........................................................................................
                 200,000    Argosy Gaming Co. 1st mtge.
                            13 1/4s, 2004                                       186,500
 ........................................................................................
                 100,000    Aztar Corp. sr. sub. notes 13 3/4, 2004             106,500
 ........................................................................................
                 350,000    Casino America, Inc. sr. notes
                            12 1/2s, 2003                                       331,625
 ........................................................................................
                 500,000    Casino Magic of Louisiana Corp. 144A
                            1st mtge. 13s, 2003                                 493,750
 ........................................................................................
                 375,000    Cinemark USA, Inc. sr. sub. notes Ser. B,
                            9 5/8s, 2008                                        375,000
 ........................................................................................
               1,100,000    Coast Hotels & Casinos, Inc. company
                            guaranty Ser. B, 13s, 2002                        1,214,125
 ........................................................................................
                 200,000    Cobb Theatres LLC company guaranty
                            10 5/8s, 2003                                       211,500
 ........................................................................................
                 175,000    Colorado Gaming & Entertainment Co.
                            sr. notes 12s, 2003 +++++                           168,000
 ........................................................................................
                  90,000    Empress River Casino sr. notes
                            10 3/4s, 2002                                        97,650
 ........................................................................................
                 175,000    Grand Casinos, Inc. 1st mtge.
                            10 1/8s, 2003                                       175,875
 ........................................................................................
                 150,000    Hollywood Casino Corp. sr. notes
                            12 3/4s, 2003                                       144,000
 ........................................................................................
                 290,000    Lady Luck Gaming 1st mtge.
                            11 7/8s, 2001                                       281,300
 ........................................................................................
                 375,000    Mohegan Tribal Gaming sr. secd. notes
                            Ser. B, 13 1/2s, 2002                               486,563
 ........................................................................................
               1,025,000    Players International Inc. sr. notes
                            10 7/8s, 2005                                     1,014,750
 ........................................................................................
                 500,000    Six Flags Corp. sr. sub. notes
                            stepped-coupon zero %
                            (12 1/4s, 6/15/98), 2005 ++                         470,000
 ........................................................................................
                 780,000    Time Warner Entertainment Inc.
                            deb. 7 1/4s, 2008                                   758,909
 ........................................................................................
                 365,000    Time Warner Entertainment Inc.
                            notes 8 7/8s, 2012                                  398,982
 ........................................................................................
                 250,000    Trump A.C. 1st mtge. 11 1/4s, 2006                  247,500
 ........................................................................................
               2,000,000    Viacom International, Inc.
                            sub. deb. 8s, 2006                                1,935,000
----------------------------------------------------------------------------------------
                                                                              9,281,717
----------------------------------------------------------------------------------------
Environmental Control (0.1%)
 ........................................................................................
                 215,000    Allied Waste Industries, Inc. 144A
                            sr. sub. notes 10 1/4s, 2006                        225,750
 ........................................................................................
                 645,000    WMX Technologies Inc. notes 7.                      667,227
----------------------------------------------------------------------------------------
                                                                                892,977
----------------------------------------------------------------------------------------
Food and Beverages (0.2%)
 ........................................................................................
                 125,000    Canandaigua Wine Co. 144A
                            sr. sub. notes 8 3/4s, 2003                         121,875
 ........................................................................................
                 900,000    Chiquita Brands sr. notes 9 5/8s, 2004              929,250
 ........................................................................................
                 250,000    Mafco, Inc. sr. sub. notes 11 7/8s, 2002            263,750
 ........................................................................................
                 325,000    Stater Brothers sr. notes 11s, 2001                 352,625
----------------------------------------------------------------------------------------
                                                                              1,667,500
----------------------------------------------------------------------------------------
Health Care (0.4%)
 ........................................................................................
                 255,000    Columbia/HCA Healthcare Corp.
                            notes 6.41s, 2000                                   254,357
 ........................................................................................
                 430,000    Genesis Health Ventures, Inc. 144A
                            sr. sub. notes 9 1/4s, 2006                         442,900
 ........................................................................................
                 235,000    IMED Corp. sr. sub. notes 9 3/4s, 2006              239,113
 ........................................................................................
                 350,000    Integrated Health Services sr. sub. notes
                            9 5/8s, 2002                                        361,375
 ........................................................................................
                 630,000    Manor Care, Inc. sr. notes 7 1                      644,383
 ........................................................................................
                  200,000   Merit Behavioral Care sr. sub. notes
                            11 1/2s, 2005                                       214,000
 ........................................................................................
                 550,000    Paracelsus Healthcare sr. sub. notes
                            10s, 2006                                           517,000
----------------------------------------------------------------------------------------
                                                                              2,673,128
----------------------------------------------------------------------------------------
Hospital Management and Medical Services (--%)
 ........................................................................................
                 175,000    Abbey Healthcare Group Inc. sr. sub.
                            deb. 9 1/2s, 2002                                   182,875
----------------------------------------------------------------------------------------
Insurance and Finance (2.0%)
 ........................................................................................
                 375,000    Aames Financial Corp. sr. notes
                            9 1/8s, 2003                                        381,563
 ........................................................................................
                 385,000    Abbey National PLC sub. notes
                            7.35s, 2049 (United Kingdom)                        389,431
 ........................................................................................
                 520,000    ABN AMRO Holding N.V. sub. notes
                            7.55s, 2006 (Netherlands)                           538,392
 ........................................................................................
                 720,000    Aegon N.V. sub. notes 8s, 2006
                            (Netherlands)                                       766,966
 ........................................................................................
                 250,000    AIM Management Group sr. secd. notes
                            9s, 2003                                            271,250
 ........................................................................................
                 350,000    American Life Holding Co. sr. sub. notes
                            11 1/4s, 2004                                       400,750
 ........................................................................................
                 490,000    Bankamerica Corp. sub. notes
                            8 3/8s, 2002                                        524,952
 ........................................................................................
                 640,000    Banponce Financial Corp. med. term
                            notes 6 3/4s, 2001                                  639,930
 ........................................................................................
                 520,000    Capital One Bank sr. notes 7.35s, 2000              527,998
 ........................................................................................
                 350,000    Chevy Chase Savings Bank Inc. sub. deb.
                            9 1/4s, 2005                                        357,000
 ........................................................................................
                 480,000    Commercial Credit Co. notes
                            7 7/8s, 2025                                        520,526
 ........................................................................................
                 625,000    Conseco Inc. sr. notes 10 1/2s, 2004                737,669
 ........................................................................................
                 300,000    Contifinancial Corp. sr. notes 8 3/8s, 2003         309,000
 ........................................................................................
                  45,000    Dollar Financial Group Inc. 144A sr. notes
                            10 7/8s, 2006                                        46,350
 ........................................................................................
                 325,000    First Financial Caribbean Corp. sr. notes
                            7.84s, 2006                                         327,535
 ........................................................................................
               1,000,000    First Nationwide Holdings sr. notes
                            12 1/2s, 2003                                     1,120,000
 ........................................................................................
                 500,000    First Nationwide Holdings 144A sr. sub.
                            notes 10 5/8s, 2003                                 540,000
 ........................................................................................
                 515,000    Ford Motor Credit Corp. sr. notes
                            7s, 2001                                            522,679
 ........................................................................................
                 770,000    Lehman Brothers Holdings, Inc.
                            med. term notes 6.4s, 1999                          765,534
 ........................................................................................
                 545,000    Merita Bank Ltd. sub. notes 6 1/2s, 2006
                            (Finland)                                           519,216
 ........................................................................................
                 540,000    Nationsbank Corp. sub. notes
                            6 1/2s, 2006                                        518,956
 ........................................................................................
                 115,000    North Fork Bancorp, Inc. 144A bonds
                            8.7s, 2026                                          115,288
 ........................................................................................
                  55,000    Ocwen Federal Bank FSB sub. deb.
                            12s, 2005                                            60,500
 ........................................................................................
                  30,000    Ocwen Financial Corp. notes
                            11 7/8s, 2003                                        32,475
 ........................................................................................
                  40,000    Olympic Financial Ltd. sr. notes 13s, 2000           43,600
 ........................................................................................
                  50,000    Outsourcing Solutions Inc. 144A sr. sub.
                            notes 11s, 2006                                      52,375
 ........................................................................................
                 280,000    Provident Capital Trust 144A jr.
                            sub. notes 8.6s, 2026                               283,870
 ........................................................................................
               1,050,000    Reliance Group Holdings, Inc.
                            sr. sub. deb. 9 3/4s, 2003                        1,092,000
 ........................................................................................
                  80,000    Riggs Capital Trust 144A bonds
                            8 5/8s, 2026                                         80,000
 ........................................................................................
                 560,000    Royal Bank of Scotland sub. notes
                            6 3/8s, 2011 (United Kingdom)                       514,321
 ........................................................................................
                 465,000    Southern Investments Service Co.
                            sr. notes 6.8s, 2006 (United Kingdom)               454,096
 ........................................................................................
                 265,000    Sparbanken Sverige AB (Swedbank)
                            144A sub. 7 1/2s, 2006 (Sweden                      265,869
 ........................................................................................
                 545,000    Travelers Group, Inc. sr. notes
                            7 3/4s, 2026                                        560,761
 ........................................................................................
                 500,000    Van Kampen Merritt sr. notes
                            9 3/4s, 2003                                        533,750
----------------------------------------------------------------------------------------
                                                                             14,814,602
----------------------------------------------------------------------------------------
Medical Supplies and Devices (0.1%)
 ........................................................................................
                 175,000    Graphic Controls Corp. sr. sub. notes
                            Ser. A, 12s, 2005                                   193,813
 ........................................................................................
                 575,000    Wright Medical Technology, Inc.
                            sr. secd. notes Ser. B, 10 3/4                      580,750
----------------------------------------------------------------------------------------
                                                                                774,563
----------------------------------------------------------------------------------------
Metals and Mining (0.2%)
 ........................................................................................
                 155,000    AK Steel Corp. 144A sr. notes
                            9 1/8s, 2006                                        159,069
 ........................................................................................
                 100,000    Maxxam Group Holdings Inc. 144A
                            sr. notes 12s, 2003                                 102,000
 ........................................................................................
                 530,000    Noranda Inc. notes 7s, 2005 (Canada)                523,248
 ........................................................................................
                 300,000    Renco Metals, Inc. sr. notes 11 1/2s, 2003          313,500
 ........................................................................................
                 150,000    Royal Oak Mines Inc. company guaranty
                            Ser. B, 11s, 2006 (Canada)                          153,375
 ........................................................................................
                 235,000    WCI Steel, Inc. 144A sr. notes                      239,700
----------------------------------------------------------------------------------------
                                                                              1,490,892
----------------------------------------------------------------------------------------
Oil and Gas (0.8%)
 ........................................................................................
                  75,000    Abraxas Petroleum Corp. 144A sr. notes
                            11 1/2s, 2004                                        80,625
 ........................................................................................
                 350,000    Chesapeake Energy Corp. sr. notes
                            9 1/8s, 2006                                        364,875
 ........................................................................................
               1,000,000    Columbia Gas System, Inc. notes Ser. E,
                            7.32s, 2010                                         983,500
 ........................................................................................
                  20,000    Costilla Energy, Inc. sr. notes
                            10 1/4s, 2006                                        20,900
 ........................................................................................
                 355,000    El Paso Natural Gas Co. deb.
                            7 1/2s, 2026                                        355,238
 ........................................................................................
                 980,000    Flores & Rucks, Inc. sr. sub. notes
                            9 3/4s, 2006                                      1,038,800
 ........................................................................................
                  75,000    Forcenergy, Inc. sr. sub. note                       78,000
 ........................................................................................
                 125,000    HS Resources, Inc. 144A sr. sub. notes
                            9 1/4s, 2006                                        128,438
 ........................................................................................
                 575,000    Husky Oil Ltd. deb. 7.55s, 2016 (Canada)            575,886
 ........................................................................................
                  65,000    Kelley Oil & Gas Corp. 144A
                            sr. sub. notes 10 3/8s, 2006                         67,763
 ........................................................................................
                 400,000    Lasmo (USA) Inc. company guaranty
                            7 1/2s, 2006                                        410,564
 ........................................................................................
                 500,000    Maxus Energy Corp. med. term notes
                            10.83s, 2004                                        540,000
 ........................................................................................
                 330,000    Norcen Energy Resources Inc. deb.
                            7 3/8s, 2006 (Canada)                               332,455
 ........................................................................................
                  80,000    Parker Drilling Co. 144A company
                            guaranty 9 3/4s, 2006                                84,400
 ........................................................................................
                 300,000    Transamerican Refining Corp. var. rate
                            1st mtge. zero % (18 1/2s, 2/15/98),
                            2002 ++                                             247,500
 ........................................................................................
                 589,000    TransTexas Gas Corp. sr. disc. notes
                            stepped-coupon zero%
                            (13 1/4s, 12/16/01), 2003 ++                        323,950
 ........................................................................................
                 325,000    TransTexas Gas Corp. sr. secd. notes
                            11 1/2s, 2002                                       351,000
----------------------------------------------------------------------------------------
                                                                              5,983,894
----------------------------------------------------------------------------------------
Packaging and Containers (0.2%)
 ........................................................................................
                  40,000    Amtrol, Inc. 144A sr. sub. notes
                            10 5/8s, 2006                                        41,200
 ........................................................................................
                 205,000    Ivex Holdings Corp. sr. disc. deb.
                            stepped-coupon zero %
                            (13 1/4s, 3/15/00), 2005 ++                         159,388
 ........................................................................................
                 225,000    Ivex Packaging Corp. sr. sub. notes
                            12 1/2s, 2002                                       243,563
 ........................................................................................
                 300,000    Owens-Illinois, Inc. sr. sub. notes
                            10 1/2s, 2002                                       316,500
 ........................................................................................
                 100,000    Radnor Holdings Corp. 144A sr. notes
                            10s, 2003                                           102,000
 ........................................................................................
                 850,000    Riverwood International company
                            guaranty 10 7/8s, 2008                              777,750
 ........................................................................................
                  30,000    US Can Corp. 144A sr. sub. notes
                            10 1/8s, 2006                                        31,538
----------------------------------------------------------------------------------------
                                                                              1,671,939
----------------------------------------------------------------------------------------
Paper and Forest Products (0.5%)
 ........................................................................................
                 500,000    APP International Finance Co. notes
                            11 3/4s, 2005 (Netherlands)                         536,250
 ........................................................................................
               1,050,000    Florida Coast Paper LLC 1st mtge.
                            Ser. B, 12 3/4s, 2003                             1,134,000
 ........................................................................................
                 150,000    Gaylord Container Corp. sr. notes
                            11 1/2s, 2001                                       162,000
 ........................................................................................
                 300,000    Rainy River Forest Products,
                            Inc. sr. notes 10 3/4s, 2001 (Canada)                 3,250
 ........................................................................................
                 500,000    Repap New Brunswick sr. notes
                            10 5/8s, 2005 (Canada)                              520,000
 ........................................................................................
                 300,000    Stone Container Corp. 144A company
                            guaranty 11 1/2s, 2006                              315,000
 ........................................................................................
                 250,000    Stone Container Corp. 1st mtge.
                            10 3/4s, 2002                                       263,438
 ........................................................................................
                 600,000    Stone Container Corp. sr. notes
                            11 1/2s, 2004                                       630,000
----------------------------------------------------------------------------------------
                                                                              3,883,938
----------------------------------------------------------------------------------------
Publishing (0.1%)
 ........................................................................................
               1,040,000    News America Holdings, Inc. sr. notes
                            8 5/8s, 2003 (Australia)                          1,117,022
----------------------------------------------------------------------------------------
Retail (0.6%)
 ........................................................................................
                 175,000    Brylane (L.P.) sr. sub. notes 10s, 2003             180,250
 ........................................................................................
                 750,000    Finlay Enterprises, Inc. sr. disc. deb.
                            stepped-coupon zero %
                            (12s, 5/1/98), 2005 ++                              641,250
 ........................................................................................
                 250,000    Finlay Enterprises, Inc. sr. notes
                            10 5/8s, 2003                                       251,250
 ........................................................................................
                 200,000    K mart Corp. med. term notes
                            8.19s, 2003                                         179,716
 ........................................................................................
                 200,000    K mart Corp. med. term notes 8s, 2001               184,784
 ........................................................................................
                 250,000    K mart Corp. med. term notes
                            6.88s, 1999                                         237,068
 ........................................................................................
                 500,000    K mart Corp. notes 8 1/8s, 2006                     462,500
 ........................................................................................
                 175,000    Loehmanns, Inc. sr. notes 11 7/8s, 2003             188,563
 ........................................................................................
                 100,000    Mothers Work, Inc. sr. notes
                            12 5/8s, 2005                                       106,000
 ........................................................................................
                 175,000    Parisian, Inc. sr. sub. notes 9 7/8s, 2003          176,750
 ........................................................................................
                 300,000    Phar-Mor, Inc. sr. notes 11.72s, 2002               313,500
 ........................................................................................
                 275,000    Rite Aid Corp. notes 6.7s, 2001                     278,438
 ........................................................................................
                 545,000    Sears Roebuck Acceptance Corp.
                            med. term notes 6.15s, 2005                         538,547
 ........................................................................................
                 450,000    Southland Corp. 1st priority
                            sr. sub. deb. 5s, 2003                              369,000
----------------------------------------------------------------------------------------
                                                                              4,107,616
----------------------------------------------------------------------------------------
Specialty Consumer Products (--%)
 ........................................................................................
                  50,000    Genesco, Inc. sr. notes 10 3/8                       51,250
 ........................................................................................
                 200,000    Herff Jones, Inc. sr. sub. notes 11s, 2005          214,000
----------------------------------------------------------------------------------------
                                                                                265,250
----------------------------------------------------------------------------------------
Telecommunications (2.2%)
 ........................................................................................
                 325,000    American Communications Services, Inc.
                            sr. disc. notes stepped-coupon zero %
                            (12 3/4s, 4/1/01), 2006 ++                          178,750
 ........................................................................................
                 350,000    American Communications Services, Inc.
                            sr. disc. notes stepped-coupon zero %
                            (13s, 11/1/00), 2005 ++                             210,000
 ........................................................................................
                 500,000    Arch Communications Group sr. disc.
                            notes stepped-coupon zero %
                            (10 7/8s, 3/15/01), 2008 ++                         285,000
 ........................................................................................
                 825,000    Brooks Fiber Properties, Inc.
                            sr. disc. notes stepped-coupon zero %
                            (10 7/8s, 3/1/01), 2006 ++                          552,750
 ........................................................................................
                 350,000    Celcaribe S.A. sr. notes stepped-coupon
                            zero % (13 1/2s, 3/15/98), 200                      308,000
 ........................................................................................
                 800,000    Cencall Communications Corp. sr. disc.
                            notes stepped-coupon zero %
                            (10 1/8s, 1/15/99), 2004 ++                         547,000
 ........................................................................................
                 500,000    Centennial Cellular Corp. sr. notes
                            8 7/8s, 2001                                        482,500
 ........................................................................................
                 920,000    Compania Telecom Chile notes 7 5/8s,
                            2006 (Chile)                                        943,276
 ........................................................................................
                 280,000    Globo Communicacoes 144A company
                            guaranty 10 1/2s, 2006 (Brazil)                     280,000
 ........................................................................................
               1,250,000    GST Telecommunications, Inc. company
                            guaranty stepped-coupon zero %
                            (13 7/8s, 12/15/00), 2005 ++                        759,375
 ........................................................................................
                 425,000    Hyperion Telecommunication Corp.
                            sr. disc. notes stepped-coupon Ser. B,
                            zero % (13s, 4/15/01), 2003 ++                      239,063
 ........................................................................................
                 500,000    ICG Holdings, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (13 1/2s, 9/15/00), 2005 ++                         352,500
 ........................................................................................
                 300,000    Intelcom Group (USA), Inc. company
                            guaranty stepped-coupon zero %
                            (12 1/2s, 5/1/01), 2006 ++                          194,250
 ........................................................................................
                 525,000    Intermedia Communications, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (12 1/2s, 5/15/01), 2006 ++                         357,000
 ........................................................................................
                 600,000    International Cabletel, Inc. sr. notes
                            stepped-coupon Ser. B, zero %
                            (11 1/2s, 2/01/01), 2006 ++                         408,000
 ........................................................................................
                 550,000    Metrocall, Inc. sr. sub. notes                      473,000
 ........................................................................................
               2,800,000    MFS Communications sr. disc. notes
                            stepped-coupon zero %
                            (9 3/8s, 1/15/99), 2004 ++                        2,429,000
 ........................................................................................
               1,500,000    Millicom International Cellular S.A.
                            sr. disc. notes stepped-coupon zero %
                            (13 1/2s, 6/1/01), 2006 (Luxembourg) ++             930,000
 ........................................................................................
                 250,000    Mobile Telecommunications Tech. sr. notes
                            13 1/2s, 2002                                       250,000
 ........................................................................................
                 800,000    NEXTEL Communications, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (9 3/4s, 2/15/99), 2004 ++                          546,000
 ........................................................................................
               2,500,000    NEXTEL Communications, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (11 1/2s, 9/1/98), 2003 ++                        1,950,000
 ........................................................................................
                 160,000    Nextlink Communications, Inc. sr. notes
                            12 1/2s, 2006                                       170,400
 ........................................................................................
                 300,000    Omnipoint Corp. sr. notes 11 5/8s, 2006             309,000
 ........................................................................................
                 200,000    Omnipoint Corp. 144A sr.notes
                            Ser.A, 115/8s,2006                                  309,000
 ........................................................................................
                 525,000    Pagemart Nationwide, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (15s, 2/1/00), 2005 ++                              359,625
 ........................................................................................
                 810,000    Paging Network, Inc. 144A sr. sub. notes
                            10s, 2008                                           823,163
 ........................................................................................
                 350,000    Pricellular Wireless Corp. sr. disc. notes
                            stepped-coupon Ser. B, zero %
                            (14s, 11/15/97), 2001 ++                            343,000
 ........................................................................................
                  30,000    Sygnet Wireless, Inc. sr. notes
                            11 1/2s, 2006                                        30,750
 ........................................................................................
               1,400,000    Teleport Communications Group Inc.
                            sr. disc. notes stepped-coupon zero %
                            (11 1/8s, 7/1/01), 2007 ++                          959,000
 ........................................................................................
                 300,000    Wireless One, Inc. sr. notes 13s, 2003              291,000
----------------------------------------------------------------------------------------
                                                                             16,169,402
----------------------------------------------------------------------------------------
Textiles (--%)
 ........................................................................................
                 260,000    Polysindo International Finance company
                            guaranty 11 3/8s, 2006 (Indonesia)                  284,050
----------------------------------------------------------------------------------------
Transportation (0.1%)
 ........................................................................................
                  60,000    Blue Bird Body Co. 144A sr. sub. notes
                            10 3/4s, 2006                                        62,700
 ........................................................................................
                 400,000    Consorcio/MCII Holdings sec. notes
                            stepped-coupon zero %
                            (12s, 11/15/98), 2002 ++                            330,000
 ........................................................................................
                 115,000    Newport News Shipbuilding 144A
                            sr. notes 8 5/8s, 2006                              117,875
 ........................................................................................
                 100,000    Newport News Shipbuilding 144A
                            sr. sub. notes 9 1/4s, 2006                         102,500
 ........................................................................................
                 300,000    Transport Maritima Mexicana S.A. de CV
                            sr. notes 10s, 2006 (Mexico)                        304,500
 ........................................................................................
                 150,000    Viking Star Shipping sr. secd. notes
                            9 5/8s, 2003                                        156,938
----------------------------------------------------------------------------------------
                                                                              1,074,513
----------------------------------------------------------------------------------------
Utilities (0.8%)
 ........................................................................................
                  95,000    AES China Generating Co. sr. notes
                            10 1/8s, 2006 (China)                                98,088
 ........................................................................................
                 600,000    Cleveland Electric Illuminating Co.
                            1st mtge. Ser. B, 9 1/2s, 2005                      632,628
 ........................................................................................
                 800,000    Cleveland Electric Illuminating Co.
                            1st mtge. Ser. E, 9s, 2023                          802,144
 ........................................................................................
                 435,000    Connecticut Light & Power Co.
                            1st mtge. Ser. A, 7 7/8s, 2001                      444,309
 ........................................................................................
                 145,000    Edison Mission Energy 144A company
                            guaranty 7.33s, 2008                                145,609
 ........................................................................................
                 350,000    El Paso Electric Co. 1st mtge. Ser. E,
                            9.4s, 2011                                          371,000
 ........................................................................................
                 175,000    Empresa Distribuidora Norte 144A
                            notes 9 3/4s, 2001 (Argentina)                      180,906
 ........................................................................................
                  20,000    Hidroelectric Pierda Aguila 144A bonds
                            10 5/8s, 2001 (Argentina)                            21,025
 ........................................................................................
                 275,000    Jersey Central Power & Light Co.
                            1st mtge. med. term note 6.85s, 2006                274,271
 ........................................................................................
                 400,000    Long Island Lighting Co. deb. 9s, 2022              421,000
 ........................................................................................
                 100,000    Long Island Lighting Co. deb. 8.9s, 2019            102,025
 ........................................................................................
                 500,000    Midland Funding Corp. deb. Ser. A,
                            11 3/4s, 2005                                       553,580
 ........................................................................................
                 450,000    Niagara Mohawk Power Corp.
                            med. term notes 9.95s, 2000                         416,250
 ........................................................................................
                 650,000    Niagara Mohawk Power Corp. 1st mtge.
                            5 7/8s, 2002                                        575,114
 ........................................................................................
                  33,313    Northeast Utilities System notes Ser. A,
                            8.58s, 2006                                          32,724
 ........................................................................................
                 215,000    Ras Laffan Natural Gas 144A sec. notes
                            8.294s, 2014 (Qatar)                                216,881
 ........................................................................................
                 430,000    Ras Laffan Natural Gas 144A sec. notes
                            7.628s, 2006 (Qatar)                                431,613
----------------------------------------------------------------------------------------
                                                                              5,719,167
----------------------------------------------------------------------------------------
                            Total Corporate Bonds and Notes
                            (cost $120,107,561)                            $113,783,451
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (8.3%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
----------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Obligations (5.7%)
 ........................................................................................
                $980,000    Federal Home Loan Mortgage
                            Corp. 8s, TBA, January 16, 2027                    $998,983
 ........................................................................................
                            Federal National Mortgage Association
                            Pass-Through Certificates                         2,111,313
 ........................................................................................
               2,008,994    9 1/2s, Dwarf, May 1, 2007                        3,764,494
 ........................................................................................
               3,753,798    7 1/2s, with due dates from
                            July 1, 2007 to June 1, 2026                      1,401,098
 ........................................................................................
               1,385,939    7.4s, May 1, 2026                                 3,750,392
 ........................................................................................
               3,835,497    7s, with due dates from
                            October 1, 2025 to May 1, 2026                    3,561,593
 ........................................................................................
               3,734,301    6 1/2s, with due dates from
                            December 1, 2025 to April 1, 2026                 4,744,081
 ........................................................................................
               4,833,202    6 1/2s, Dwarf, with due dates from
                            May 1, 2011 to June 1, 2011                       5,276,674
 ........................................................................................
                            Federal National Mortgage Association
 ........................................................................................
               5,280,000    7 1/2s, TBA, January 16, 2027                     5,276,674
 ........................................................................................
               2,050,000    7s, TBA, January 16, 2027                         2,004,511
 ........................................................................................
               1,260,000    6 1/2s, TBA, January 16, 2027                     1,201,725
----------------------------------------------------------------------------------------
               3,075,000    6 1/2s, TBA, January 16, 2004                     3,048,094
----------------------------------------------------------------------------------------
                            Government National Mortgage
                            Association Pass-Through Certificates
 ........................................................................................
                 165,969    11s, December 15, 2015                              187,464
 ........................................................................................
               1,481,121    9s, Midget, November 15, 2006                     1,567,211
 ........................................................................................
               4,330,854    7 1/2s, with due dates from
                            January 15, 2024 to June 15, 2026                 4,332,496
 ........................................................................................
               4,629,816    7s, with due dates from
                            September 15, 2025 to June 15, 2026               4,528,525
----------------------------------------------------------------------------------------
                                                                             42,478,654
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (2.3%)
----------------------------------------------------------------------------------------
 ........................................................................................
                            U.S. Treasury Bonds
 ........................................................................................
               4,570,000    8 1/8s, August 15, 2019                           5,286,210
 ........................................................................................
                 110,000    6 1/2s, November 15, 2026                           107,955
 ........................................................................................
                            U.S. Treasury Notes
 ........................................................................................
                 470,000    6 5/8s, July 31, 2001                               479,189
 ........................................................................................
                 320,000    6 1/2s, August 15, 2005                             322,048
 ........................................................................................
               5,730,000    5 7/8s, October 31, 1998 #                        5,729,083
 ........................................................................................
               5,235,000    5 5/8s, November 30, 1998 #                       5,211,285
----------------------------------------------------------------------------------------
                                                                             17,135,770
----------------------------------------------------------------------------------------
AGENCY OBLIGATIONS (0.3%)
----------------------------------------------------------------------------------------
 ........................................................................................
               2,500,000    Financing Corp. interest
                            strip deb. zero %,
                            May 11, 2006                                      1,338,100
 ........................................................................................
               2,500,000    Financing Corp. interest
                            strip deb. zero %,
                            April 6, 2006                                     1,345,825
----------------------------------------------------------------------------------------
                                                                              2,683,925
----------------------------------------------------------------------------------------
                            Total U.S. Government and
                            Agency Obligations
                            (cost $61,348,549)                              $62,298,349
----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (8.2%) *
----------------------------------------------------------------------------------------
        Principal Amount                                                          Value
 ........................................................................................
AUD            2,545,000    Australia (Government of) bonds
                            10s, 2006                                        $2,358,666
 ........................................................................................
AUD            2,050,000    Australia (Government of) bonds
                            10s, 2002                                         1,845,345
 ........................................................................................
MXP              175,000    Banco Nacional Comercio Exterior
                            sovereign eurobond 11 1/4s, 2006
                            (Mexico)                                            190,313
 ........................................................................................
CAD            1,545,000    Canada (Government of) deb.
                            8 3/4s, 2005                                      1,311,418
 ........................................................................................
CAD            2,430,000    Canada (Government of) deb. Ser. A-76,
                            9s, 2025                                          2,183,188
 ........................................................................................
DKK            6,630,000    Denmark (Government of) bonds
                            8s, 2006                                          1,235,545
 ........................................................................................
FRF            2,834,000    France (Government of) OAT bonds
                            6s, 2025                                            488,583
 ........................................................................................
FRF           33,660,000    France Treasury bill 7s, 2000                     7,106,973
 ........................................................................................
FRF           23,270,000    France Treasury bill 4 1/2s, 1998                 4,563,405
 ........................................................................................
DEM            3,895,000    Germany (Federal Republic of) bonds
                            7 3/8s, 2005                                      2,801,467
 ........................................................................................
DEM              805,000    Germany (Federal Republic of) bonds
                            6 7/8s, 2005                                        561,749
 ........................................................................................
DEM           10,930,000    Germany (Federal Republic of) bonds
                            6 1/4s, 2006                                      7,322,142
 ........................................................................................
DEM            8,100,000    Germany (Federal Republic of) bonds
                            Ser. 118, 5 1/4s, 2001                            5,407,887
 ........................................................................................
ITL        4,105,000,000    Italy (Government of) bonds
                            9 1/2s, 2001                                      2,975,265
 ........................................................................................
USD              690,000    Quebec (Province of) deb. Ser. NN,
                            7 1/8s, 2024                                        662,635
 ........................................................................................
USD              858,000    Bank of Foreign Economic Affairs of
                            Russia (Vnesheconombank)
                            non-performing loan +                               681,038
 ........................................................................................
ESP          313,700,000    Spain (Government of) deb. 10.1s, 2001            2,780,847
 ........................................................................................
SEK           18,300,000    Sweden (Government of) bonds
                            10 1/4s, 2000                                     3,086,344
 ........................................................................................
GBP              540,000    United Kingdom Conversion stock
                            9s, 2000                                            973,015
 ........................................................................................
GBP              670,000    United Kingdom Treasury bonds
                            8 1/2s, 2007                                      1,224,821
 ........................................................................................
GBP            5,130,000    United Kingdom Treasury notes
                            7 3/4s, 2006                                      8,911,576
----------------------------------------------------------------------------------------
                            Total Foreign Government Bonds
                            and Notes (cost $53,812,290)                    $61,503,485
----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.8%) *
----------------------------------------------------------------------------------------
        Principal Amount                                                          Value
 ........................................................................................
              $1,035,935    Chase Mortgage Finance Corp. 144A
                            Ser. 94-1, Class B2, 6.612s, 2025                  $951,766
 ........................................................................................
               1,855,000    Citicorp Mortgage Securities, Inc.
                            Ser. 94-9, Class A3, 5 3/4s, 2009                 1,799,930
 ........................................................................................
                 607,592    CMB Funding Corp. Ser. 96-1, Class A1,
                            7.55s, 2013                                         615,377
 ........................................................................................
               2,946,482    Collateralized Mortgage Obligation Trust
                            Ser. 64, Class Z, 9s, 2020                        3,204,299
 ........................................................................................
               1,925,000    FDIC Remic Trust Ser. 96-C1, Class 1A,
                            6.75s, 2026                                       1,915,977
 ........................................................................................
               1,922,262    Federal National Mortgage Association
                            Ser. 94-63A, 7s, 2023                             1,787,705
 ........................................................................................
               1,100,000    GE Capital Mortgage Services Inc.
                            Ser. 94-8A2, 6s, 2024                             1,085,219
 ........................................................................................
                 905,738    GE Capital Mortgage Services, Inc.
                            Ser. 96-12, Class A4, 7 1/4s, 2011                  911,399
 ........................................................................................
               1,250,000    Residential Funding Mortgage Securities I
                            Ser. 93-S36, Class A3, 5.065s, 2008               1,207,813
----------------------------------------------------------------------------------------
                            Total Collateralized Mortgage Obligations
                            (cost $13,267,096)                              $13,479,485
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.7%) *
----------------------------------------------------------------------------------------
        Principal Amount                                                          Value
 ........................................................................................
                $635,000    Associates Manufactured Housing
                            Ser. 96-1, Class A3, 7s, 2027                      $644,723
 ........................................................................................
                 420,000    Capital Equipment Receivables Trust
                            Ser. 96-1, Class A4, 6.28s, 2000                    420,000
 ........................................................................................
                 575,657    Fifth Third Auto Grantor Trust Ser. 96-B,
                            Class A, 6.45s, 2002                                577,994
 ........................................................................................
                 765,000    Premier Auto Trust Ser. 96-4, Class A4,
                            6.4s, 2001                                          768,825
 ........................................................................................
                 530,000    Sears Credit Account Master Trust
                            Ser. 96-4, Class A, 6.45s, 2006                     528,839
 ........................................................................................
                 970,000    Standard Credit Card Master Trust
                            Ser. 91-3A, 8 7/8s, 1999                          1,008,800
 ........................................................................................
               1,010,000    Standard Credit Card Master Trust
                            Ser. 95-6, Class A, 6 3/4s, 2000                  1,020,100
----------------------------------------------------------------------------------------
                            Total Asset-Backed Securities
                            (cost $4,952,864)                                $4,969,281
----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.5%) *
----------------------------------------------------------------------------------------
        Number of Shares                                                          Value
 ........................................................................................
                   4,840    Cablevision Systems Corp. Ser. M,
                            $11.125 dep. shs. pfd. +++++                        430,760
 ........................................................................................
                   5,540    Chevy Chase Capital Corp. Ser. A,
                            $5.188 pfd.                                         286,695
 ........................................................................................
                     230    Fresenius Medical Care Ser. D,
                            $9.00 trust pfd.                                    234,025
 ........................................................................................
                   5,000    K-III Communications Ser. B,
                            $11.625 pfd. +++++                                  505,000
 ........................................................................................
                   5,000    K-III Communications Ser. D, $10.00 pfd.            499,375
 ........................................................................................
                     200    Paxson Communications Corp.
                            $12.50 pfd. +++++                                   188,000
 ........................................................................................
                   2,600    Petroleo Brasileiro S.A. BRC 5.352 pfd.
                            (Brazil)                                            414,188
 ........................................................................................
                   1,133    Time Warner Inc. Ser. M, $10.25 pfd. +++++        1,229,305
----------------------------------------------------------------------------------------
                            Total Preferred Stocks
                            (cost $3,682,633)                                $3,787,348
----------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) * (cost $908,275)
----------------------------------------------------------------------------------------
        Number of Shares                                                          Value
 ........................................................................................
                   8,795    Case Corp. $4.50 cv. pfd.                        $1,164,238
----------------------------------------------------------------------------------------
BRADY BONDS (0.1%) *
----------------------------------------------------------------------------------------
        Principal Amount                                                          Value
 ........................................................................................
                $768,320    Argentina (Republic of) FRB 6 5/8s, 2005           $668,438
 ........................................................................................
                 500,000    Venezuela (Government of) FRN
                            6 1/2s, 2007                                        440,625
----------------------------------------------------------------------------------------
                            Total Brady Bonds (cost $1,088,113)              $1,109,063
----------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) *
----------------------------------------------------------------------------------------
        Principal Amount                                                          Value
 ........................................................................................
                $200,000    Argosy Gaming Co. cv. sub. notes
                            12s, 2001                                          $161,000
 ........................................................................................
                 325,000    Exide Corp. 144A cv. sr. sub. notes
                            2.9s, 2005                                          192,563
 ........................................................................................
                  50,000    Integrated Device Technology, Inc.
                            cv. sub. notes 5 1/2s, 2002                          44,125
 ........................................................................................
                  30,000    National Semiconductor Corp.
                            cv. deb. 6 1/2s, 2002                                29,363
 ........................................................................................
                  50,000    VLSI Technology, Inc. cv. sub. notes
                            8 1/4s, 2005                                         49,500
 ........................................................................................
                 375,000    Winstar Communications, Inc. cv sr. disc.
                            notes zero %, 2005                                  286,875
----------------------------------------------------------------------------------------
                            Total Convertible Bonds and Notes
                            (cost $723,313)                                    $763,426
----------------------------------------------------------------------------------------
UNITS (0.1%) *
----------------------------------------------------------------------------------------
         Number of Units                                                          Value
 ........................................................................................
                     130    AmeriKing, Inc. pfd. units zero %, 2008            $143,000
 ........................................................................................
                     180    Colt Telecommunications Group PLC
                            units stepped-coupon zero %
                            (12s, 12/15/01), 2006
                            (United Kingdom) ++                                 107,100
 ........................................................................................
                      60    Intercel, Inc. unit stepped-coupon zero %
                            (12s, 2/1/01), 2006 ++                              396,000
 ........................................................................................
                      95    Real Time Data 144A units
                            stepped-coupon zero %
                            (13 1/2s, 8/15/01), 2006 ++                          52,250
----------------------------------------------------------------------------------------
                            Total Units (cost $655,149)                        $698,350
----------------------------------------------------------------------------------------
WARRANTS (--%) *+
----------------------------------------------------------------------------------------
               Number of                                     Expiration
                Warrants                                           Date           Value
 ........................................................................................
                     425    Hyperion Telecommunications
                            144A                                4/15/01          $8,500
 ........................................................................................
                   1,040    Rieter Holding AG
                            (Switzerland)                       2/28/97           1,357
----------------------------------------------------------------------------------------
                            Total Warrants (cost $4,250)                         $9,857
----------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) * (cost $60,503)
----------------------------------------------------------------------------------------
               Number of                                          Expiration/
               Contracts                                        Strike Price      Value
 ........................................................................................
JPY        2,700,000,000    Japanese Government
                            Bond Futures
                            Contracts (Call)             Nov.-97/128.25 JPY        $233
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.1%) *
----------------------------------------------------------------------------------------
        Principal Amount                                                          Value
 ........................................................................................
MXP            3,570,250    Mexican Treasury Bill zero %,
                            April 30, 1997                                     $416,678
 ........................................................................................
MXP            2,964,850    Mexican Treasury Bill zero %,
                            November 6, 1997                                    307,227
 ........................................................................................
             $52,657,000    Interest in $716,873,000 joint repurchase
                            agreement dated December 31, 1996
                            with UBS Securities due January 2, 1997
                            with respect to various U.S. Treasury
                            obligations -- maturity value of
                            $52,676,746 for an effective yield
                            of 6.75%                                         52,666,873
----------------------------------------------------------------------------------------
                            Total Short-Term Investments
                            (cost $53,373,178)                              $53,390,778
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $671,903,832) ***                        $754,011,178
----------------------------------------------------------------------------------------



Futures Contracts Outstanding at December 31, 1996
----------------------------------------------------------------------------------------
                                                                          Unrealized
                                           Aggregate    Expiration       Appreciation/
                          Total Value     Face Value       Date         (Depreciation)
 ........................................................................................
Dax Index (long)          $81,638,981       $81,712,496     Mar-97       $(73,515)
 ........................................................................................
FT-SE 100 Index (long)     76,780,652        75,981,780     Mar-97        798,872
 ........................................................................................
Japanese Government
Bonds (short)              10,699,138        10,836,207     Mar-97        137,069
 ........................................................................................
S&P 500 Index (short)      55,837,500        56,741,942     Mar-97        904,442
 ........................................................................................
UK Treasury Bonds
(short)                     9,598,863         9,713,462     Mar-97        114,599
 ........................................................................................
US Treasury Bonds
(short)                    16,628,625        16,810,876     Mar-97        182,251
 ........................................................................................
US Treasury Bonds
(short)                    43,213,500        43,905,375     Mar-97        691,875
----------------------------------------------------------------------------------------
                                                                       $2,755,593
----------------------------------------------------------------------------------------



Forward Currency Contracts to Buy at December 31, 1996
(aggregate face value $33,359,610)
----------------------------------------------------------------------------------------
                                                                     Unrealized
                                    Aggregate       Delivery       Appreciation/
            Market Value           Face Value       Date          (Depreciation)
 ........................................................................................
British Pounds    $4,187,817       $4,092,122       3/19/97         $95,695
 ........................................................................................
Canadian Dollars   6,235,427        6,310,691       3/19/97         (75,264)
 ........................................................................................
Danish Krone         312,783          310,610       3/19/97           2,173
 ........................................................................................
Deutschemarks      6,284,363        6,193,400       3/19/97          90,963
 ........................................................................................
Italian Lira       4,065,913        4,029,035       3/19/97          36,878
 ........................................................................................
Japanese Yen      12,050,903       12,423,752       3/19/97        (372,849)
----------------------------------------------------------------------------------------
                                                                  $(222,404)
----------------------------------------------------------------------------------------



Forward Currency Contracts to Sell at December 31, 1996
(aggregate face value $62,734,968)
----------------------------------------------------------------------------------------
                                                                         Unrealized
                                        Aggregate      Delivery         Appreciation/
                    Market Value       Face Value      Date            (Depreciation)
 ........................................................................................
Australian Dollars   $3,137,223        $3,231,640       3/19/97            $94,417
 ........................................................................................
British Pounds        5,408,175         5,197,696       3/19/97           (210,479)
 ........................................................................................
Canadian Dollars      2,510,448         2,562,874       3/19/97            (52,426)
 ........................................................................................
Deutschemarks         2,475,074         2,536,657       3/19/97             61,583
 ........................................................................................
Deutschemarks        22,488,746        22,310,980       3/19/97            (177,766)
 ........................................................................................
Dutch Guilders        3,479,845         3,525,150       3/19/97              45,305
 ........................................................................................
French Francs         5,510,800         5,539,430       3/19/97              28,630
 ........................................................................................
French Francs         4,264,146         4,183,379       3/19/97             (80,767)
 ........................................................................................
Japanese Yen          1,735,348         1,765,938       3/19/97              30,590
 ........................................................................................
Japanese Yen          3,022,880         3,242,218       3/19/97             219,338
 ........................................................................................
Spanish Peseta          364,130           359,290       3/19/97              (4,840)
 ........................................................................................
Swedish Krona         1,424,931         1,429,597       3/19/97               4,666
 ........................................................................................
Swiss Francs          6,669,146         6,850,119       3/19/97             180,973
----------------------------------------------------------------------------------------
                                                                           $244,076
----------------------------------------------------------------------------------------



TBA Sale Commitments Outstanding at December 31, 1996
(proceeds receivable $4,749,065)
----------------------------------------------------------------------------------------
               Principal       Delivery            Coupon                   Market
                  Amount          Month              Rate                    Value
 ........................................................................................
FNMA          $4,833,000            Jan.             6.5%               $4,743,879
----------------------------------------------------------------------------------------



Diversification by Country
----------------------------------------------------------------------------------------
Distribution of investments by country of issue at December 31, 1996:
(as percentage of market value)
----------------------------------------------------------------------------------------
Argentina            0.10%
 ........................................................................................
Australia             0.9
 ........................................................................................
Austria               0.1
 ........................................................................................
Belgium                --
 ........................................................................................
Brazil                0.3
 ........................................................................................
Canada                1.1
 ........................................................................................
Chile                 0.2
 ........................................................................................
China                  --
 ........................................................................................
Denmark               0.2
 ........................................................................................
Finland               0.1
 ........................................................................................
France                2.8
 ........................................................................................
Germany               3.4
 ........................................................................................
Hong Kong             0.8
 ........................................................................................
India                  --
 ........................................................................................
Indonesia             0.2
 ........................................................................................
Ireland               0.4
 ........................................................................................
Italy                 0.5
 ........................................................................................
Japan                 2.0
 ........................................................................................
Luxembourg            0.1
 ........................................................................................
Malaysia              0.1
 ........................................................................................
Mexico                0.2
 ........................................................................................
Netherlands           1.6
 ........................................................................................
Portugal              0.1
 ........................................................................................
Qatar                 0.1
 ........................................................................................
Russia                0.1
 ........................................................................................
Singapore             0.3
 ........................................................................................
Spain                 0.5
 ........................................................................................
Sweden                1.2
 ........................................................................................
Switzerland           0.6
 ........................................................................................
United Kingd          3.8
 ........................................................................................
United State         78.1
 ........................................................................................
Venezuela             0.1
----------------------------------------------------------------------------------------
Total               100.0%
----------------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Global Growth Fund

Portfolio of investments owned
December 31, 1996

COMMON STOCKS (94.6%) *
----------------------------------------------------------------------------------------------
       Number of Shares                                                            Value
 ..............................................................................................
Aerospace and Defense (0.7%)
 ..............................................................................................
                 57,300   Boeing Co.                                          $6,095,288
 ..............................................................................................
                 40,100   Textron, Inc.                                        3,779,425
----------------------------------------------------------------------------------------------
                                                                               9,874,713
----------------------------------------------------------------------------------------------
Automotive (3.2%)
 ..............................................................................................
                 20,000   Bayerische Motoren Werke (BMW)
                          AG (Germany)                                        13,930,542
 ..............................................................................................
                462,000   Bridgestone Corp. (Japan)                            8,762,069
 ..............................................................................................
                 63,000   Magna International, Inc. Class A
                          (Canada)                                             3,512,250
 ..............................................................................................
                200,465   Michelin Corp. Class B (France)                     10,822,058
 ..............................................................................................
                 54,950   Peugeot Citroen S. A. (France)                       6,184,986
----------------------------------------------------------------------------------------------
                                                                              43,211,905
----------------------------------------------------------------------------------------------
Basic Industrial Products (2.0%)
 ..............................................................................................
                 37,900   Case Corp.                                           2,065,550
 ..............................................................................................
                335,000   Chen Hsong Holdings. (Hong Kong)                       203,582
 ..............................................................................................
                952,500   International Container Terminal
                          Services, Inc. (Philippines)                           498,739
 ..............................................................................................
                750,000   Mitsui Fudoscan Co. Ltd. (Japan)                     6,077,586
 ..............................................................................................
                  9,360   Rieter Holding AG (Switzerland)                      2,582,550
 ..............................................................................................
                368,070   Sandvik AB Class B (Sweden)                          9,955,838
 ..............................................................................................
                194,230   Sommer Allibert (France)                             5,802,380
 ..............................................................................................
                113,000   Varitronix International Ltd. (Hong Kong)              204,551
----------------------------------------------------------------------------------------------
                                                                              27,390,776
----------------------------------------------------------------------------------------------
Broadcasting (0.1%)
 ..............................................................................................
                 54,000   Jacor Communications, Inc. +                         1,478,250
----------------------------------------------------------------------------------------------
Building and Construction (3.6%)
 ..............................................................................................
                 72,000   Apasco S.A. (Mexico)                                   493,088
 ..............................................................................................
                100,000   Cemex S.A. de C.V. (Mexico)                            355,105
 ..............................................................................................
                164,000   Cheung Kong Infrastructure Holdings
                          (Hong Kong) +                                          434,704
 ..............................................................................................
              1,227,184   CRH PLC (Ireland)                                   12,666,012
 ..............................................................................................
                 19,400   Grupo Imsa S.A. ADR (Mexico) +                         368,600
 ..............................................................................................
                337,000   HI Cement Corp. (Philippines) +                        111,649
 ..............................................................................................
                 44,000   IJM Corp. Berhad (Malaysia)                            103,683
 ..............................................................................................
                 33,700   India Cements Ltd. 144A GDR (India) +                   80,038
 ..............................................................................................
                148,700   Lafarge Coppee (France)                              8,921,713
 ..............................................................................................
                135,600   New World Infrastructure Ltd.
                          (Hong Kong) +                                          396,245
 ..............................................................................................
                440,000   Obayashi Corp. (Japan)                               2,966,207
 ..............................................................................................
                 63,700   Sherwin Williams Co.                                 3,567,200
 ..............................................................................................
                300,000   Shimizu Corp. (Japan)                                2,237,069
 ..............................................................................................
                114,000   Sungei Way Holdings Berhad (Malaysia)                  338,614
 ..............................................................................................
                 11,400   Sungei Way Holdings Berhad Rights
                          expiration date 2/3/97 (Malaysia) +                     12,642
 ..............................................................................................
                190,000   Tostem Corp. (Japan)                                 5,241,380
 ..............................................................................................
                 16,000   United Engineers Ltd. (Malaysia)                       144,475
 ..............................................................................................
                 63,000   VA Technolgies AG (Austria)                          9,891,769
 ..............................................................................................
                 59,250   YTL Corp. Berhad (Malaysia)                            319,129
----------------------------------------------------------------------------------------------
                                                                              48,649,322
----------------------------------------------------------------------------------------------
Business Equipment and Services (3.8%)
 ..............................................................................................
                 42,000   Computer Sciences Corp. +                            3,449,250
 ..............................................................................................
                450,000   Dai Nippon Printing Co., Ltd. (Japan)                7,875,000
 ..............................................................................................
                125,886   First Data Corp.                                     4,594,839
 ..............................................................................................
                 60,500   HBO & Co.                                            3,592,188
 ..............................................................................................
                 68,600   Omnicom Group, Inc.                                  3,138,450
 ..............................................................................................
                810,000   Reuters Holdings PLC ADR
                          (United Kingdom)                                    10,407,334
 ..............................................................................................
                107,500   Service Corp. International                          3,010,000
 ..............................................................................................
                  2,700   Societe Generale de Surveillance
                          Holdings S.A. (Switzerland)                          6,624,161
 ..............................................................................................
              1,141,526   Securicor PLC (United Kingdom)                       5,462,248
 ..............................................................................................
                 75,000   Symbol Technologies, Inc. +                          3,318,750
----------------------------------------------------------------------------------------------
                                                                              51,472,220
----------------------------------------------------------------------------------------------
Cable Television (--%)
 ..............................................................................................
                 27,800   Multicanal Participacoes S.A. ADR
                          (Brazil) +                                             356,188
----------------------------------------------------------------------------------------------
Chemicals (3.5%)
 ..............................................................................................
                 71,600   Akzo-Nobel N.V. (Netherlands)                        9,779,836
 ..............................................................................................
                462,100   Bayer AG ADR (Germany)                              18,837,962
 ..............................................................................................
                 16,400   Indian Petrochemicals Corp. Ltd. 144A
                          ADR (India)                                            184,500
 ..............................................................................................
                160,600   Monsanto Co.                                         6,243,325
 ..............................................................................................
                121,700   Praxair, Inc.                                        5,613,413
 ..............................................................................................
                473,000   Sekisui Chemical Co. Ltd. (Japan)                    4,770,776
 ..............................................................................................
                  2,450   Solvay S.A. (Belgium)                                1,499,693
----------------------------------------------------------------------------------------------
                                                                              46,929,505
----------------------------------------------------------------------------------------------
Computer Services and Software (4.8%)
 ..............................................................................................
                 53,800   3Com Corp. +                                         3,947,575
 ..............................................................................................
                270,000   Baan Co., N.V. (Netherlands) +                       9,501,100
 ..............................................................................................
                 93,400   Cisco Systems, Inc. +                                5,942,575
 ..............................................................................................
                 40,400   Compaq Computer Corp. +                              2,999,700
 ..............................................................................................
                110,400   Computer Associates Intl., Inc.                      5,492,400
 ..............................................................................................
                101,200   EMC Corp. +                                          3,352,250
 ..............................................................................................
                316,828   Getronics Electric N.V. (Netherlands)                8,600,089
 ..............................................................................................
                 96,700   Microsoft Corp. +                                    7,989,820
 ..............................................................................................
                801,000   NEC Corp. (Japan)                                    9,667,242
 ..............................................................................................
                 61,900   Parametric Technology Corp. +                        3,180,113
 ..............................................................................................
                 72,700   PeopleSoft, Inc. +                                   3,485,056
----------------------------------------------------------------------------------------------
                                                                              64,157,920
----------------------------------------------------------------------------------------------
Conglomerates (2.0%)
 ..............................................................................................
                 36,200   Barlow Ltd. (South Africa)                             321,279
 ..............................................................................................
                  6,820   Benpres Holdings Corp. 144A GDR
                          (Luxembourg) +                                          49,445
 ..............................................................................................
                 74,000   Citic Pacific Ltd. (Hong Kong)                         429,610
 ..............................................................................................
                670,000   Hutchison Whampoa, Ltd. (Hong Kong)                  5,262,801
 ..............................................................................................
                 74,000   Industrial Finance Corp. (Thailand)                    197,630
 ..............................................................................................
                916,400   Jardine Matheson Holdings Ltd.
                          (Singapore)                                          6,048,240
 ..............................................................................................
                 44,450   Preussag AG (Germany)                               10,055,712
 ..............................................................................................
                 70,100   United Technologies Corp.                            4,626,600
----------------------------------------------------------------------------------------------
                                                                              26,991,317
----------------------------------------------------------------------------------------------
Consumer Durable Goods (0.2%)
 ..............................................................................................
                 49,350   Electrolux AB Ser. B (Sweden)                        2,857,314
----------------------------------------------------------------------------------------------
Consumer Non Durables (3.2%)
 ..............................................................................................
                 82,600   Avon Products, Inc.                                  4,718,525
 ..............................................................................................
                 75,400   Estee Lauder Cos. Class A                            3,835,975
 ..............................................................................................
                659,000   KAO Corp. (Japan)                                    7,669,397
 ..............................................................................................
                 47,200   Liz Claiborne, Inc.                                  1,823,100
 ..............................................................................................
                110,300   Nike, Inc.                                           6,590,425
 ..............................................................................................
                121,000   Onward Kashiyama Co. Ltd. (Japan)                    1,700,259
 ..............................................................................................
                 83,300   RJR Nabisco Holdings Corp. +                         2,832,200
 ..............................................................................................
                 67,000   Sampoerna Industries (Indonesia)                       357,561
 ..............................................................................................
                101,200   Siam Makro Public Co. (Thailand) +                     426,122
 ..............................................................................................
                155,040   Svenska Cellulosa AB Class B (Sweden)                3,139,563
 ..............................................................................................
                 58,100   Tabacalera S.A. (Spain)                              2,501,571
 ..............................................................................................
                 45,000   Unilever N.V. (Netherlands)                          7,959,255
----------------------------------------------------------------------------------------------
                                                                              43,553,953
----------------------------------------------------------------------------------------------
Consumer Products (1.9%)
 ..............................................................................................
              1,537,288   B A T Industries PLC (United Kingdom)               12,751,251
 ..............................................................................................
                 47,300   Clorox Co.                                           4,747,738
 ..............................................................................................
                138,000   Daya Guna Samudera (Indonesia)+                        160,737
 ..............................................................................................
                100,700   Gillette Co.                                         7,829,425
----------------------------------------------------------------------------------------------
                                                                              25,489,151
----------------------------------------------------------------------------------------------
Consumer Services (1.1%)
 ..............................................................................................
              2,000,000   Grand Hotel Group (Australia)                        2,923,760
 ..............................................................................................
                 50,800   HFS, Inc. +                                          3,035,300
 ..............................................................................................
                 50,000   Kentucky Fried Chicken Berhad
                          (Malaysia)                                             205,941
 ..............................................................................................
                 71,400   Marriott International, Inc.                         3,944,850
 ..............................................................................................
              3,278,000   Sydney Harbor Casino (Australia) +                   5,052,480
----------------------------------------------------------------------------------------------
                                                                              15,162,331
----------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (9.9%)
 ..............................................................................................
                  5,600   ABB AG (Swizterland)                                 6,953,020
 ..............................................................................................
                 95,000   Advantest Corp. (Japan)                              4,446,983
 ..............................................................................................
                 35,800   Crompton Greaves Ltd. (India)                          125,300
 ..............................................................................................
                 75,000   Fanuc (Japan)                                        2,398,707
 ..............................................................................................
                 70,000   Futaba Corp. (Japan)                                 2,896,552
 ..............................................................................................
                131,600   General Electric Co.                                13,011,950
 ..............................................................................................
              1,492,500   General Electric Co. PLC
                          (United Kingdom)                                     9,760,711
 ..............................................................................................
                 80,000   Hirose Electric Co. Ltd. (Japan)                     4,627,586
 ..............................................................................................
                 75,100   Honeywell, Inc.                                      4,937,825
 ..............................................................................................
                 95,000   Intel Corp.                                         12,439,063
 ..............................................................................................
                 24,000   Keyence Corp (Japan)                                 2,958,621
 ..............................................................................................
                286,300   Molins PLC (United Kingdom)                          4,399,057
 ..............................................................................................
                133,000   Murata Manufacturing Co. (Japan)                     4,414,224
 ..............................................................................................
                363,000   Nippondenso Co., Ltd. (Japan)                        8,730,776
 ..............................................................................................
                250,000   Omron Corp. (Japan)                                  4,698,276
 ..............................................................................................
                 29,000   Perkin-Elmer Corp.                                   1,707,375
 ..............................................................................................
                259,300   Philips Electronics N.V. (Netherlands)              10,505,267
 ..............................................................................................
                 62,000   Secom Co. (Japan)                                    3,746,724
 ..............................................................................................
                245,000   SGS-Thomson Microelectronics ADR
                          (France) +                                          17,150,000
 ..............................................................................................
                140,000   TDK Corp. (Japan)                                    9,112,069
 ..............................................................................................
                 56,700   Texas Instruments, Inc.                              3,614,625
 ..............................................................................................
                 15,888   Yageo Corporation 144A GDR
                          (Taiwan) +                                             152,922
----------------------------------------------------------------------------------------------
                                                                             132,787,633
----------------------------------------------------------------------------------------------
Energy-Related (1.3%)
 ..............................................................................................
              3,545,000   Alsons Consolidated Resources, Inc.
                          (Philippines) +                                        294,292
 ..............................................................................................
                218,000   Baker Hughes Inc.                                    7,521,000
 ..............................................................................................
                177,670   IHC Caland N.V. (Netherlands)                       10,149,340
----------------------------------------------------------------------------------------------
                                                                              17,964,632
----------------------------------------------------------------------------------------------
Entertainment (--%)
 ..............................................................................................
                 12,000   East India Hotel Ltd. 144A GDR
                          (India) +                                              288,000
----------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ..............................................................................................
                 89,600   USA Waste Services, Inc. +                           2,856,000
----------------------------------------------------------------------------------------------
Food and Beverages (3.9%)
 ..............................................................................................
                 50,000   Campbell Soup Co.                                    4,012,500
 ..............................................................................................
                113,500   Coca-Cola Enterprises, Inc.                          5,504,750
 ..............................................................................................
                 66,600   Conagra, Inc.                                        3,313,350
 ..............................................................................................
                 80,400   Danisco A/S (Denmark)                                4,884,304
 ..............................................................................................
                115,000   Fomento Economico Mexicano, S.A.
                          de C.V. Class B, (Mexico)                              393,786
 ..............................................................................................
                860,000   Golden Resources Development Intl. Ltd.
                          (Hong Kong)                                             94,518
 ..............................................................................................
              3,818,500   Goodman Fielder Ltd. (Australia)                     4,732,725
 ..............................................................................................
              1,568,654   Greencore Group PLC (Ireland)                        9,953,110
 ..............................................................................................
                192,800   Guinness PLC (United Kingdom)                        1,510,087
 ..............................................................................................
                 10,600   Nestle S.A. (Switzerland)                           11,358,837
 ..............................................................................................
                129,200   Panamerican Beverages, Inc. Class A                  6,056,250
 ..............................................................................................
                 16,000   Quilmes Industrial S.A. ADR
                          (Luxembourg) +                                         146,000
 ..............................................................................................
                  3,100   S.A. Brewing Holdings Ltd. ADR
                          (Australia) +                                           78,275
 ..............................................................................................
                  7,761   South African Breweries Ltd.
                          (South Africa)                                         196,681
----------------------------------------------------------------------------------------------
                                                                              52,235,173
----------------------------------------------------------------------------------------------
Health Care (1.7%)
 ..............................................................................................
                107,000   Abbott Laboratories                                  5,430,250
 ..............................................................................................
                540,000   Biota Holdings Ltd. (Australia) +                    1,437,251
 ..............................................................................................
                 65,050   Cardinal Health, Inc.                                3,789,163
 ..............................................................................................
                 92,100   Healthsouth Rehabilitation Corp. +                   3,557,363
 ..............................................................................................
                 41,200   Oxford Health Plans Inc. +                           2,412,775
 ..............................................................................................
                163,000   Santen Pharmaceutical (Japan)                        3,372,414
 ..............................................................................................
                 83,800   U.S. Surgical Corp.                                  3,299,625
----------------------------------------------------------------------------------------------
                                                                              23,298,841
----------------------------------------------------------------------------------------------
Insurance and Finance (13.8%)
 ..............................................................................................
                188,000   ABN AMRO Holding N.V. (Netherlands)                 12,230,119
 ..............................................................................................
                166,742   Aegon N.V. (Netherlands)                            10,625,243
 ..............................................................................................
              1,519,008   Allied Irish Banks PLC (Ireland)                    10,075,033
 ..............................................................................................
                 49,000   American Express Co.                                 2,768,500
 ..............................................................................................
                 22,000   Arab Malaysian Corp. Berhad (Malaysia)                 109,782
 ..............................................................................................
                 19,400   Ashok Leyland Ltd. 144A GDR
                          (Luxembourg) +                                         174,600
 ..............................................................................................
                  4,400   Baer Holdings AG (Switzerland)                       4,603,430
 ..............................................................................................
                 85,103   Banco de Bilbao Vizcaya (Spain)                      4,595,024
 ..............................................................................................
                 25,444   Banco De Galicia y Buenos Aires
                          Class B ADR (Argentina)                                617,017
 ..............................................................................................
                 87,681   Banco Frances del Rio de la Plata S.A.
                          (Argentina)                                            819,981
 ..............................................................................................
                 26,700   Banco Santander Chile ADR (Chile) +                    400,500
 ..............................................................................................
                894,708   Bank of Ireland (Ireland)                            8,099,079
 ..............................................................................................
                 19,800   Banque Marocaine Du Commerce
                          Exterieur 144A GDR (Morocco)                           304,425
 ..............................................................................................
                380,010   Barclays Bank PLC (United Kingdom)                   6,509,024
 ..............................................................................................
                 37,000   Cetelem Group (France)                               4,278,693
 ..............................................................................................
                221,170   Cho Hung Bank Co. Ltd. (South Korea)                 1,732,602
 ..............................................................................................
                 33,500   Citicorp                                             3,450,500
 ..............................................................................................
                 35,800   Commerce Bank of Lebanon 144A
                          GDR (United Kingdom)                                   426,020
 ..............................................................................................
                464,000   Commonwealth Bank of Australia
                          (Australia)                                          4,438,522
 ..............................................................................................
                266,100   Commonwealth Bank of Australia
                          (Installment Shares) (Australia)                     1,655,391
 ..............................................................................................
                115,800   Credit Locale de France S.A. (France)               10,088,002
 ..............................................................................................
                578,000   Dao Heng Bank Group Ltd. (Hong Kong)                 2,772,666
 ..............................................................................................
                227,000   Development Bank of Singapore Ltd.
                          (Singapore)                                          3,066,690
 ..............................................................................................
                 38,100   Franklin Resources, Inc.                             2,605,088
 ..............................................................................................
              1,210,400   Guoco Group Ltd. (Hong Kong)                         6,776,612
 ..............................................................................................
                562,959   HSBC Holdings PLC (Hong Kong)                       12,046,770
 ..............................................................................................
                 35,100   Industrial Credit & Investment Corp. of
                          India Ltd. GDR (India) +                               333,450
 ..............................................................................................
                309,138   Internationale Nederlanden Groep
                          (Netherlands)                                       11,128,825
 ..............................................................................................
                320,500   Malayan Banking Berhad (Malaysia)                    3,554,059
 ..............................................................................................
                 70,875   Malaysian Assurance Alliance (Malaysia)                345,252
 ..............................................................................................
                 71,850   MBNA Corp.                                           2,981,775
 ..............................................................................................
                 37,800   MGIC Investment Corp.                                2,872,800
 ..............................................................................................
                 24,796   Nedcor Ltd. GDR (South Africa)                         331,647
 ..............................................................................................
                 26,000   Overseas Union Bank Ltd. (Singapore)                   200,715
 ..............................................................................................
                 32,000   Philippine Commercial International
                          (Philippines)                                          420,411
 ..............................................................................................
                747,000   QBE Insurance Group Ltd. (Australia)                 3,934,849
 ..............................................................................................
                305,000   Skandia Forsakrings AB (Sweden)                      8,606,623
 ..............................................................................................
                 20,800   State Bank of India 144A GDR (India)                   361,400
 ..............................................................................................
                 29,000   State Bank of India Ltd. (India)                       183,734
 ..............................................................................................
                292,000   Sumitomo Trust & Banking (Japan)                     2,920,000
 ..............................................................................................
                 13,125   Sun Bancorp, Inc.                                      275,625
 ..............................................................................................
                 75,000   SunAmerica, Inc.                                     3,328,125
 ..............................................................................................
                  7,922   Swiss Reinsurance Co. (Switzerland)                  8,441,863
 ..............................................................................................
                 44,000   Thai Farmers Bank Public Co. (Thailand)                274,475
 ..............................................................................................
                 91,733   Travelers Group Inc.                                 4,162,385
 ..............................................................................................
                345,000   United Overseas Bank Ltd. (Singapore)                3,847,034
 ..............................................................................................
              1,979,500   Westpac Banking Corp. (Australia)                   11,260,623
----------------------------------------------------------------------------------------------
                                                                             185,034,983
----------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.4%)
 ..............................................................................................
                 78,000   Medtronic, Inc.                                      5,304,000
----------------------------------------------------------------------------------------------
Metals and Mining (1.5%)
 ..............................................................................................
                  6,800   Compania Siderurgica Nacional (Brazil)                 193,089
 ..............................................................................................
                 31,100   Indochina Goldfields Ltd. (Canada)                     365,348
 ..............................................................................................
                 79,000   Maruichi Malaysia Steel Tube (Malaysia)                283,149
 ..............................................................................................
              5,460,000   MIM Holdings Ltd. (Australia)                        7,634,827
 ..............................................................................................
                  2,690   N.V. Bekaert S.A. (Belgium)                          1,708,057
 ..............................................................................................
                565,100   RTZ Corp. PLC (United Kingdom)                       9,060,180
 ..............................................................................................
                348,596   SA Iron & Steel Industrial Corp.
                          (South Africa)                                         248,997
 ..............................................................................................
                 32,479   Sasol Ltd. (South Aftrica)                             385,497
 ..............................................................................................
                  4,200   Siderar S.A. ADR (Argentina) +                          95,550
 ..............................................................................................
                    147   Tung Ho Steel Enterprise GDR
                          (Taiwan) +                                               1,514
 ..............................................................................................
                 17,900   Usiminas Siderurg Minas 144A ADR
                          (Brazil)                                               182,601
----------------------------------------------------------------------------------------------
                                                                              20,158,809
----------------------------------------------------------------------------------------------
Oil and Gas (5.2%)
 ..............................................................................................
                168,160   Astra CIA Argentina de Petro (Argentina)               321,250
 ..............................................................................................
                168,160   Astra CIA Argentina de Petro Rights
                          expiration date 1/13/97 (Argentina)                        673
 ..............................................................................................
                 13,200   Basic Petroleum International, Ltd. +                  435,600
 ..............................................................................................
                 34,300   British Petroleum Co. PLC ADR
                          (United Kingdom)                                     4,849,163
 ..............................................................................................
                400,800   British Petroleum Co. PLC
                          (United Kingdom)                                     4,806,618
 ..............................................................................................
                523,454   Burmah Oil PLC (United Kingdom)                      9,866,647
 ..............................................................................................
                 75,636   Cia Naviera Perez Co. Class B
                          (Argentina)                                            531,827
 ..............................................................................................
                695,000   Cosmo Oil Co. Ltd. (Japan)                           3,337,198
 ..............................................................................................
                 25,700   Energy Africa Ltd. (South Africa) +                    456,175
 ..............................................................................................
                 55,600   Enron Corp.                                          2,397,750
 ..............................................................................................
              1,824,200   Ente Nazionale Idrocarburi SPA (ENI)
                          (Italy)                                              9,361,561
 ..............................................................................................
                688,000   Far East Levingston Shipbuilding Ltd.
                          (Singapore)                                          3,589,993
 ..............................................................................................
                 19,400   Gazprom 144A ADR (Russia) +                            339,500
 ..............................................................................................
                 13,400   Lukoil Oil Co. ADR (Russia)                            618,075
 ..............................................................................................
                 27,157   Pakistan State Oil (Pakistan)                          175,491
 ..............................................................................................
                268,500   Shell Transportation & Trading
                          (United Kingdom)                                     4,649,582
 ..............................................................................................
                118,324   Societe Nationale Elf Aquitaine (France)            10,770,825
 ..............................................................................................
                 10,300   Tatneft 144A ADR (Russia) +                            494,400
 ..............................................................................................
                155,300   Total Corp. S.A. Class B (France)                   12,631,126
----------------------------------------------------------------------------------------------
                                                                              69,633,454
 ..............................................................................................
----------------------------------------------------------------------------------------------
Paper and Forest Products (0.2%)
 ..............................................................................................
                 52,075   Mayr-Melnhof Karton AG (Austria) +                   2,549,866
----------------------------------------------------------------------------------------------
Pharmaceuticals (6.8%)
 ..............................................................................................
                245,150   Astra AB (Sweden)                                   12,079,180
 ..............................................................................................
                 10,400   Gideon Richter Ltd. GDR (Hungary) +                    598,000
 ..............................................................................................
                100,500   Johnson & Johnson                                    4,999,875
 ..............................................................................................
                 55,600   Lilly (Eli) & Co.                                    4,058,800
 ..............................................................................................
                137,700   Merck & Co., Inc.                                   10,912,725
 ..............................................................................................
                  9,600   Novartis AG ADR (Switzerland)                       10,974,497
 ..............................................................................................
                114,100   Pfizer, Inc.                                         9,456,038
 ..............................................................................................
                212,100   Pharmacia & Upjohn, Inc. Depository
                          Shares (Sweden)                                      8,667,585
 ..............................................................................................
                 87,670   Pharmacia & Upjohn, Inc.                             3,473,924
 ..............................................................................................
                250,000   Sankyo Co., Ltd. (Japan)                             7,068,966
 ..............................................................................................
                703,000   Smithkline Beecham PLC ADR
                          (United Kingdom)                                     9,742,624
 ..............................................................................................
                128,000   Taisho Pharmaceutical (Japan)                        3,012,414
 ..............................................................................................
                 91,150   Warner-Lambert Co.                                   6,836,250
----------------------------------------------------------------------------------------------
                                                                              91,880,878
----------------------------------------------------------------------------------------------
Photography (1.4%)
 ..............................................................................................
                549,000   Canon, Inc. (Japan)                                 12,115,863
 ..............................................................................................
                 73,700   Eastman Kodak Co.                                    5,914,425
----------------------------------------------------------------------------------------------
                                                                              18,030,288
----------------------------------------------------------------------------------------------
Publishing (0.7%)
 ..............................................................................................
                 92,700   Belo (A.H.) Corp.                                    3,232,913
 ..............................................................................................
                 40,200   Gannett Co., Inc.                                    3,009,975
 ..............................................................................................
                 32,300   Tribune Co.                                          2,547,663
----------------------------------------------------------------------------------------------
                                                                               8,790,551
----------------------------------------------------------------------------------------------
Real Estate (3.2%)
 ..............................................................................................
              6,755,000   Amoy Properties Ltd. (Hong Kong)                     9,738,589
 ..............................................................................................
              2,625,000   Belle Corp. (Philippines) +                            729,722
 ..............................................................................................
                 20,900   Brazil Realty S.A. GDR (Brazil) +                      386,650
 ..............................................................................................
              1,679,000   Cheung Kong Holdings Ltd. (Hong Kong)               14,925,168
 ..............................................................................................
                418,700   Fil-Estate Land, Inc. (Philippines)                    370,707
 ..............................................................................................
              1,120,000   Filinvest Land, Inc. (Philippines) +                   349,733
 ..............................................................................................
              2,576,000   Hong Kong Land Holdings Ltd.
                          (Hong Kong)                                          7,161,280
 ..............................................................................................
                740,000   Sun Hung Kai Properties Ltd.
                          (Hong Kong)                                          9,065,813
----------------------------------------------------------------------------------------------
                                                                              42,727,662
----------------------------------------------------------------------------------------------
Recreation (--%)
 ..............................................................................................
                 13,000   Ek Chor China Motorcycle Co., Ltd.
                          (Hong Kong)                                             95,875
----------------------------------------------------------------------------------------------
Retail (4.2%)
 ..............................................................................................
                320,000   Cifra S.A. Class C (Mexico) +                          389,601
 ..............................................................................................
                102,300   CompUSA, Inc. +                                      2,109,938
 ..............................................................................................
                  5,100   Controladora Comercial Mexicana S.A.
                          GDR (Mexico) +                                          91,163
 ..............................................................................................
                272,000   Cycle & Carriage Ltd. (Singapore)                    3,324,660
 ..............................................................................................
                 78,800   Federated Department Stores +                        2,689,050
 ..............................................................................................
                 19,900   Gucci Group (Italy)                                  1,271,113
 ..............................................................................................
                165,000   Ito-Yokado Co., Ltd. (Japan)                         7,168,966
 ..............................................................................................
                 58,300   Jones Apparel Group, Inc. +                          2,178,963
 ..............................................................................................
                 54,000   Lowe's Cos., Inc.                                    1,917,000
 ..............................................................................................
                405,000   Marui Co., Ltd. (Japan)                              7,296,983
 ..............................................................................................
                 96,200   Nautica Enterprises, Inc. +                          2,429,050
 ..............................................................................................
                 49,800   Nine West Group, Inc. +                              2,309,475
 ..............................................................................................
                110,200   Revco D.S., Inc. +                                   4,077,400
 ..............................................................................................
                 15,000   Santa Isabel S.A. ADR (Chile) +                        339,375
 ..............................................................................................
                 39,800   Sears Roebuck de Mexico S.A.
                          (Mexico) +                                              68,142
 ..............................................................................................
                102,500   Sears, Roebuck & Co.                                 4,727,813
 ..............................................................................................
                 66,400   Starbucks Corp. +                                    1,900,700
 ..............................................................................................
                 79,600   TJX Cos., Inc. (The)                                 3,771,050
 ..............................................................................................
                127,700   Vendex International N.V. (Netherlands)              5,461,876
 ..............................................................................................
                 76,600   Walgreen Co.                                         3,064,000
----------------------------------------------------------------------------------------------
                                                                              56,586,318
----------------------------------------------------------------------------------------------
Telecommunications (5.9%)
 ..............................................................................................
                  6,675   Asia Satellite Telecommunications
                          Holdings Ltd. ADR (Hong Kong) +                        156,028
 ..............................................................................................
                     63   Cable & Wireless PLC (United Kingdom)                      524
 ..............................................................................................
                 45,700   Cascade Communications Corp. +                       2,519,213
 ..............................................................................................
                 46,500   Cincinnati Bell, Inc.                                2,865,563
 ..............................................................................................
                 12,000   Compania Anonima Nacional Telefonos
                          de Venezuela (CANTV) ADR
                          (Venezuela) +                                          337,500
 ..............................................................................................
                 96,100   Deutsche Telekom AG (Germany) +                      2,024,307
 ..............................................................................................
                149,700   Deutsche Telekom AG ADR (Germany)+                   3,050,138
 ..............................................................................................
                103,600   Hong Kong Telecommunications Ltd.
                          (Hong Kong)                                            166,773
 ..............................................................................................
                  3,000   Hong Kong Telecommunications Ltd.
                          ADR (Hong Kong)                                         48,750
 ..............................................................................................
                 17,819   Korea Mobile Telecommunications ADR
                          (South Korea) +                                        229,420
 ..............................................................................................
                 51,800   LCI International, Inc. +                            1,113,700
 ..............................................................................................
                 13,800   Millicom International Cellular S.A.
                          (Germany) +                                            443,325
 ..............................................................................................
                    971   Nippon Telegraph and Telephone Corp.
                          (Japan)                                              7,349,466
 ..............................................................................................
                126,000   Oy Nokia AB Class A (Finland)                        7,315,475
 ..............................................................................................
                  2,660   Pakistan Telecomm Ltd. 144A GDR
                          (Pakistan) +                                           179,550
 ..............................................................................................
                  6,300   Philippine Long Distance Telephone Co.
                          ADR (Philippines)                                      321,300
 ..............................................................................................
                349,900   Portugal Telecom S.A. (Portugal) +                   9,971,355
 ..............................................................................................
                 16,700   PT Pasifik Satelit Nusantara ADR
                          (Indonesia) +                                          200,400
 ..............................................................................................
                 11,500   PT Telekomunikasi Indonesia ADR
                          (Indonesia)+                                           396,750
 ..............................................................................................
                174,100   Royal PTT (United Kingdom)                           6,640,346
 ..............................................................................................
                 10,200   Telecel-Comunicacaoes Pessoais, S.A.
                          (Portugal) +                                           647,700
 ..............................................................................................
              3,958,300   Telecom Italia S.P.A. (Italy)                       10,280,687
 ..............................................................................................
                318,000   Telefonaktiebolaget LM Ericsson Class B
                          (Sweden)                                             9,810,366
 ..............................................................................................
                 17,700   Telefonica de Argentina S.A. ADR
                          (Argentina)                                            457,988
 ..............................................................................................
                 12,000   Telefonica del Peru S.A. ADR (Peru) +                  226,500
 ..............................................................................................
                  6,300   Telefonos de Mexico S.A. Class L ADR
                          (Mexico)                                               207,900
 ..............................................................................................
                 60,900   Tellabs, Inc. +                                      2,291,363
 ..............................................................................................
                 20,700   Vimpel-Communications ADR (Russia) +                   489,038
 ..............................................................................................
              2,185,118   Vodafone Group PLC (United Kingdom)                  9,221,373
----------------------------------------------------------------------------------------------
                                                                              78,962,798
----------------------------------------------------------------------------------------------
Transportation (0.7%)
 ..............................................................................................
                616,100   Swire Pacific Ltd. Class A (Hong Kong)               5,875,016
 ..............................................................................................
                 18,620   Telco 144A GDR (Tata Engineering &
                          Locomotive Co., Ltd.) (India)                          195,510
 ..............................................................................................
                257,000   Yamato Transport Co. Ltd. (Japan)                    2,658,621
----------------------------------------------------------------------------------------------
                                                                               8,729,147
----------------------------------------------------------------------------------------------
Utilities (3.5%)
 ..............................................................................................
                 13,900   AO Mosenergo 144A ADS (Russia) +                       422,213
 ..............................................................................................
                 23,400   Capex S.A. 144A (Argentina)                            365,742
 ..............................................................................................
                546,504   Centrais Electricas de Santa Catarina
                          S.A. (Brazil) +                                        510,260
 ..............................................................................................
                 12,097   Comp Energetica De Minas Gerais
                          (Cemig) 144A ADS (Brazil)                              408,274
 ..............................................................................................
                121,000   Consolidated Electric Power Asia Ltd.
                          (Hong Kong)                                            283,960
 ..............................................................................................
                 27,644   Hubco Power GDR (Pakistan)                             545,969
 ..............................................................................................
                231,000   Kurita Water Industries Ltd. (Japan)                 4,659,828
 ..............................................................................................
                 34,200   Kyushu Electric Power Inc. (Japan)                     663,362
 ..............................................................................................
                  3,620   Light Participacoes, S.A. (Brazil) +                   878,083
 ..............................................................................................
                 20,829   United Utilities PLC (United Kingdom)                  221,444
 ..............................................................................................
              1,667,838   Scottish Power PLC (United Kingdom)                 10,050,792
 ..............................................................................................
                139,500   Telebras Co. ADR (Brazil)                           10,671,750
 ..............................................................................................
                166,000   Tokyo Electric Power Co., Inc. (Japan)               3,634,828
 ..............................................................................................
                224,700   Veba (Vereinigte Elektrizitaets
                          Bergwerks) AG (Germany)                             12,981,694
----------------------------------------------------------------------------------------------
                                                                              46,298,199
----------------------------------------------------------------------------------------------
                          Total Common Stocks
                          (cost $1,084,570,305)                           $1,271,787,972
----------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.6%) *
----------------------------------------------------------------------------------------------
       Number of Shares                                                            Value
 ..............................................................................................
                291,350   Banco Bradesco ARS .20 pfd. (Brazil)                $2,111,720
 ..............................................................................................
                    900   Companhia Cervejaria Brahma BRC
                          4.55 pfd. (Brazil)                                     492,059
 ..............................................................................................
                  1,510   CIA Tecidos Norte de Minas BRC 9.64
                          No par value (NPV) pfd. (Brazil)                       481,982
 ..............................................................................................
                 10,400   CIA Vale Do Rio Doce BRC .1736
                          NPV pfd. (Brazil)                                      200,212
 ..............................................................................................
                 24,600   Petrobias Brasileiro S.A. BRC 5.352 pfd.
                          (Brazil)                                             3,918,856
 ..............................................................................................
                    618   Telecomunicacoes do Rio de Janeiro S.A.
                          Telerj pfd. (Brazil) +                                  78,216
 ..............................................................................................
                  3,831   Telecomunicacoes de Minas
                          Gerais -- Telemig BRC 3.807 pfd. (Brazil)              473,851
----------------------------------------------------------------------------------------------
                          Total Preferred Stocks
                          (cost $7,053,322)                                   $7,756,896
----------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (0.1%) *
----------------------------------------------------------------------------------------------
       Number of Shares                                                            Value
 ..............................................................................................
                 34,800   Fleming Russia Securities Fund Ltd.
                          (Russia) +                                            $374,100
 ..............................................................................................
                  7,300   India Magnum Fund Class A (India)
                          (acquired 3/22/95, cost $334,800) ++++                 292,000
 ..............................................................................................
                 11,673   Inversiones Y Represent-ADR
                          (Argentina) +                                          370,618
 ..............................................................................................
                 24,000   Taiwan Fund, Inc. (Taiwan)                             534,000
----------------------------------------------------------------------------------------------
                          Total Investment Companies
                          (cost $1,587,302)                                   $1,570,718
----------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (--%) * (cost $20,157)
----------------------------------------------------------------------------------------------
       Number of Shares                                                            Value
 ..............................................................................................
                  5,720   Internationale Nederlanden Groep NLG
                          2.5 cv. pfd. (Netherlands)                             $30,722
----------------------------------------------------------------------------------------------
WARRANTS (--%) *+ (cost $--)
----------------------------------------------------------------------------------------------
              Number of                               Expiration
               Warrants                                     Date                   Value
 ..............................................................................................
                  9,360   Rieter Holding AG
                          (Switzerland)                  2/28/97                 $12,215
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.2%) * (cost $82,866,959)
----------------------------------------------------------------------------------------------
      Principal Amount                                                             Value
 ..............................................................................................
           $82,852,000    Interest in $378,760,000 joint repurchase
                          agreement dated December 31, 1996 with
                          Morgan (J.P.) & Co., Inc. due January 2, 1997
                          with respect to various U.S. Treasury
                          obligations -- maturity value of
                          $82,881,919 for an effective yield
                          of 6.5%                                            $82,866,959
---------------------------------------------------------------------------------------------
                          Total Investments
                          (cost $1,176,098,045) ***                       $1,364,025,482
---------------------------------------------------------------------------------------------



Forward Currency Contracts to Sell at December 31, 1996
(aggregate face value $180,225,279)
----------------------------------------------------------------------------------------------
                                       Aggregate          Delivery        Unrealized
                 Market Value         Face Value              Date      Appreciation
 ..............................................................................................
Deutschemarks     $29,903,872        $30,647,921           5/12/97         $744,049
 ..............................................................................................
Dutch Guilders     42,248,587         42,889,224           5/12/97          640,637
 ..............................................................................................
French Francs      66,931,840         67,272,751           5/12/97          340,911
 ..............................................................................................
Japanese Yen       36,748,909         39,415,383            1/6/97        2,666,474
----------------------------------------------------------------------------------------------
                                                                         $4,392,071
----------------------------------------------------------------------------------------------



Diversification by Country
----------------------------------------------------------------------------------------------
Distribution of investments by country of issue at December 31, 1996:
(as percentage of market value)
----------------------------------------------------------------------------------------------
Argentina          0.30%
 ..............................................................................................
Australia           3.2
 ..............................................................................................
Austria             0.9
 ..............................................................................................
Belgium             0.2
 ..............................................................................................
Brazil              1.6
 ..............................................................................................
Canada              0.3
 ..............................................................................................
Chile               0.1
 ..............................................................................................
Denmark             0.4
 ..............................................................................................
Finland             0.5
 ..............................................................................................
France              6.4
 ..............................................................................................
Germany             4.5
 ..............................................................................................
Hong Kong           5.6
 ..............................................................................................
Hungary              --
 ..............................................................................................
India               0.1
 ..............................................................................................
Indonesia           0.1
 ..............................................................................................
Ireland             3.0
 ..............................................................................................
Italy               1.5
 ..............................................................................................
Japan              12.5
 ..............................................................................................
Luxembourg           --
 ..............................................................................................
Malaysia            0.4
 ..............................................................................................
Mexico              0.2
 ..............................................................................................
Morocco              --
 ..............................................................................................
Netherlands         7.0
 ..............................................................................................
Pakistan            0.1
 ..............................................................................................
Peru                 --
 ..............................................................................................
Philippines         0.2
 ..............................................................................................
Portugal            0.8
 ..............................................................................................
Russia              0.2
 ..............................................................................................
Singapore           1.5
 ..............................................................................................
South Africa        0.1
 ..............................................................................................
South Korea         0.1
 ..............................................................................................
Spain               0.5
 ..............................................................................................
Sweden              4.0
 ..............................................................................................
Switzerland         3.8
 ..............................................................................................
Taiwan              0.1
 ..............................................................................................
Thailand            0.1
 ..............................................................................................
United Kingdom      8.8
 ..............................................................................................
United States      30.9
 ..............................................................................................
Venezuela            --
----------------------------------------------------------------------------------------------
Total             100.0%
----------------------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Growth and Income Fund

Portfolio of investments owned
December 31, 1996

COMMON STOCKS (93.5%) *
----------------------------------------------------------------------------------------------
   Number of Shares                                                               Value
 ..............................................................................................
Aerospace and Defense (1.3%)
 ..............................................................................................
            547,820  Lockheed Martin Corp.                                  $50,125,530
 ..............................................................................................
            275,000  Northrop Grumman Corp.                                  22,756,250
----------------------------------------------------------------------------------------------
                                                                             72,881,780
----------------------------------------------------------------------------------------------
Automotive (4.4%)
 ..............................................................................................
          1,607,420  Chrysler Corp.                                          53,044,860
 ..............................................................................................
          2,087,580  Ford Motor Co.                                          66,541,613
 ..............................................................................................
          1,892,210  General Motors Corp.                                   105,490,708
 ..............................................................................................
            525,000  Goodyear Tire & Rubber Co. (The)                        26,971,875
----------------------------------------------------------------------------------------------
                                                                            252,049,056
----------------------------------------------------------------------------------------------
Basic Industrial Products (4.0%)
 ..............................................................................................
             93,000  Case Corp.                                               5,068,500
 ..............................................................................................
            263,800  Caterpillar, Inc.                                       19,850,950
 ..............................................................................................
            566,000  Cooper Industries, Inc.                                 23,842,750
 ..............................................................................................
          1,261,411  Deere (John) & Co.                                      51,244,822
 ..............................................................................................
            439,500  General Signal Corp.                                    18,788,625
 ..............................................................................................
          1,280,600  Minnesota Mining & Manufacturing Co.                   106,129,725
----------------------------------------------------------------------------------------------
                                                                            224,925,372
----------------------------------------------------------------------------------------------
Building and Construction (0.4%)
 ..............................................................................................
            311,150  Armstrong World Industries, Inc.                        21,624,925
----------------------------------------------------------------------------------------------
Business Equipment and Services (4.0%)
 ..............................................................................................
            250,000  Dun & Bradstreet Corp.                                   5,937,500
 ..............................................................................................
            932,310  Hewlett-Packard Co.                                     46,848,578
 ..............................................................................................
            699,990  IBM Corp.                                              105,698,490
 ..............................................................................................
          1,344,340  Xerox Corp.                                             70,745,893
----------------------------------------------------------------------------------------------
                                                                            229,230,461
----------------------------------------------------------------------------------------------
Chemicals (3.6%)
 ..............................................................................................
          1,209,910  Bayer AG ADR (Germany)                                  49,303,592
 ..............................................................................................
            315,630  Dow Chemical Co.                                        24,737,501
 ..............................................................................................
            601,753  du Pont (E.I.) de Nemours & Co., Ltd.                   56,790,439
 ..............................................................................................
            876,387  Eastman Chemical Co.                                    48,420,382
 ..............................................................................................
            752,100  Witco Chemical Corp.                                    22,939,050
----------------------------------------------------------------------------------------------
                                                                            202,190,964
----------------------------------------------------------------------------------------------
Computer Services and Software (0.3%)
 ..............................................................................................
            501,240  NCR Corp. +                                             16,728,885
----------------------------------------------------------------------------------------------
Conglomerates (4.4%)
 ..............................................................................................
          1,087,040  General Motors Corp. Class H                            61,146,000
 ..............................................................................................
          1,383,270  ITT Industries, Inc.                                    33,890,115
 ..............................................................................................
            375,000  Ogden Corp.                                              7,031,250
 ..............................................................................................
            333,700  Tenneco, Inc.                                           15,058,213
 ..............................................................................................
          1,660,906  TRW, Inc.                                               82,214,847
 ..............................................................................................
            740,760  United Technologies Corp.                               48,890,160
----------------------------------------------------------------------------------------------
                                                                            248,230,585
----------------------------------------------------------------------------------------------
Consumer Durable Goods (1.0%)
 ..............................................................................................
          1,177,370  Whirlpool Corp.                                         54,894,876
----------------------------------------------------------------------------------------------
Consumer Non Durables (6.7%)
 ..............................................................................................
          1,278,500  American Brands, Inc.                                   63,445,563
 ..............................................................................................
            743,330  Avon Products, Inc.                                     42,462,726
 ..............................................................................................
            430,800  Colgate-Palmolive Co.                                   39,741,300
 ..............................................................................................
          1,008,070  Kimberly-Clark Corp.                                    96,018,668
 ..............................................................................................
            845,485  Philip Morris Cos., Inc.                                95,222,748
 ..............................................................................................
          1,330,510  RJR Nabisco Holdings Corp.                              45,237,340
----------------------------------------------------------------------------------------------
                                                                            382,128,345
----------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.4%)
 ..............................................................................................
            729,450  Eaton Corp.                                             50,879,138
 ..............................................................................................
            285,000  General Electric Co.                                    28,179,375
 ..............................................................................................
            221,700  Honeywell, Inc.                                         14,576,775
 ..............................................................................................
          1,022,240  Motorola, Inc.                                          62,739,980
 ..............................................................................................
            351,070  Rockwell International Corp.                            21,371,386
 ..............................................................................................
          1,140,460  Texas Instruments, Inc.                                 72,704,325
----------------------------------------------------------------------------------------------
                                                                            250,450,979
----------------------------------------------------------------------------------------------
Environmental Control (0.9%)
 ..............................................................................................
          1,579,420  WMX Technologies, Inc.                                  51,528,578
----------------------------------------------------------------------------------------------
Food and Beverages (1.5%)
 ..............................................................................................
            675,000  Anheuser-Busch Cos., Inc.                               27,000,000
 ..............................................................................................
            918,450  General Mills, Inc.                                     58,206,769
----------------------------------------------------------------------------------------------
                                                                             85,206,769
----------------------------------------------------------------------------------------------
Insurance and Finance (16.6%)
 ..............................................................................................
          1,520,080  Ahmanson (H.F.) & Co.                                   49,402,600
 ..............................................................................................
          1,708,897  American General Corp.                                  69,851,165
 ..............................................................................................
            879,600  AON Corp.                                               54,645,150
 ..............................................................................................
          1,245,140  Banc One Corp.                                          53,541,020
 ..............................................................................................
            565,330  BankAmerica Corp.                                       56,391,668
 ..............................................................................................
            657,530  Bankers Trust New York Corp.                            56,711,963
 ..............................................................................................
            768,300  Beneficial Corp.                                        48,691,013
 ..............................................................................................
            385,700  CIGNA Corp.                                             52,696,263
 ..............................................................................................
            282,650  CoreStates Financial Corp.                              14,662,469
 ..............................................................................................
            254,200  Federal National Mortgage Association                    9,468,950
 ..............................................................................................
          1,545,240  Fleet Financial Group, Inc.                             77,068,845
 ..............................................................................................
            935,680  Great Western Financial Corp.                           27,134,720
 ..............................................................................................
          1,097,450  Keycorp                                                 55,421,225
 ..............................................................................................
            181,000  Mellon Bank Corp.                                       12,851,000
 ..............................................................................................
          1,195,952  Morgan (J.P.) & Co., Inc.                              116,754,814
 ..............................................................................................
            137,100  National City Corp.                                      6,152,363
 ..............................................................................................
            489,920  NationsBank Corp.                                       47,889,680
 ..............................................................................................
          2,222,591  PNC Bank Corp.                                          83,624,986
 ..............................................................................................
            425,000  St. Paul Cos., Inc.                                     24,915,625
 ..............................................................................................
          1,050,000  USF&G Corp.                                             21,918,750
----------------------------------------------------------------------------------------------
                                                                            939,794,269
----------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.9%)
 ..............................................................................................
          1,304,860  Baxter International, Inc.                              53,499,260
----------------------------------------------------------------------------------------------
Metals and Mining (1.2%)
 ..............................................................................................
          1,389,910  Freeport-McMoRan Copper &
                     Gold Co., Inc. Class A                                 $39,091,219
 ..............................................................................................
            890,346  Freeport-McMoRan Copper &
                     Gold Co., Inc. Class B                                  26,599,087
----------------------------------------------------------------------------------------------
                                                                             65,690,306
----------------------------------------------------------------------------------------------
Oil and Gas (9.1%)
 ..............................................................................................
            825,460  Amoco Corp.                                             66,449,530
 ..............................................................................................
            401,894  British Petroleum Co. PLC ADR
                     (United Kingdom)                                        56,817,764
 ..............................................................................................
            790,450  Chevron, Inc.                                           51,379,250
 ..............................................................................................
            825,000  Elf Aquitane ADR (France)                               37,331,250
 ..............................................................................................
             31,034  El Paso Natural Gas Co.                                  1,567,217
 ..............................................................................................
            450,000  Enron Corp.                                             19,406,250
 ..............................................................................................
            584,750  Exxon Corp.                                             57,305,500
 ..............................................................................................
            469,440  Mobil Corp.                                             57,389,040
 ..............................................................................................
          2,194,206  Occidental Petroleum Corp.                              51,289,565
 ..............................................................................................
            522,110  PanEnergy Corp.                                         23,494,950
 ..............................................................................................
            484,190  Phillips Petroleum Co.                                  21,425,408
 ..............................................................................................
             58,600  Royal Dutch Petroleum Co. PLC ADR
                     (Netherlands)                                           10,005,950
 ..............................................................................................
          1,539,096  Total Corp. ADR (France)                                61,948,614
----------------------------------------------------------------------------------------------
                                                                            515,810,288
----------------------------------------------------------------------------------------------
Packaging and Containers (1.1%)
 ..............................................................................................
          1,113,210  Crown Cork & Seal Co., Inc.                             60,530,794
----------------------------------------------------------------------------------------------
Paper and Forest Products (1.7%)
 ..............................................................................................
            151,336  Rayonier, Inc.                                           5,807,519
 ..............................................................................................
            223,750  Union Camp Corp.                                        10,684,063
 ..............................................................................................
          1,698,900  Weyerhaeuser Co.                                        80,485,388
----------------------------------------------------------------------------------------------
                                                                             96,976,970
----------------------------------------------------------------------------------------------
Pharmaceuticals (5.8%)
 ..............................................................................................
            855,600  American Home Products Corp.                            50,159,550
 ..............................................................................................
            466,300  Bristol-Myers Squibb Co.                                50,710,125
 ..............................................................................................
          3,349,127  Pharmacia & Upjohn, Inc.                               132,709,157
 ..............................................................................................
          1,314,810  Warner-Lambert Co.                                      98,610,750
----------------------------------------------------------------------------------------------
                                                                            332,189,582
----------------------------------------------------------------------------------------------
Photography (1.3%)
 ..............................................................................................
            940,960  Eastman Kodak Co.                                       75,512,040
----------------------------------------------------------------------------------------------
Publishing (0.4%)
 ..............................................................................................
            500,000  Times Mirror Co. Class A                                24,875,000
----------------------------------------------------------------------------------------------
REIT's (0.8%)
 ..............................................................................................
            100,000  Avalon Properties, Inc.                                  2,875,000
 ..............................................................................................
            440,429  Beacon Properties Corp.                                 16,130,700
 ..............................................................................................
            175,000  Equity Residential Properties Trust                      7,218,750
 ..............................................................................................
            109,600  FelCor Suite Hotels, Inc.                                3,877,100
 ..............................................................................................
             50,000  LTC Properties, Inc.                                       925,000
 ..............................................................................................
            135,000  Meditrust Corp.                                          5,400,000
 ..............................................................................................
            160,000  Nationwide Health Properties, Inc.                       3,880,000
 ..............................................................................................
             70,900  Smith (Charles East) Residential
                     Realty, Inc.                                             2,073,825
 ..............................................................................................
            100,000  Storage USA, Inc.                                        3,762,500
 ..............................................................................................
             40,000  Tanger Factory Outlet Centers                            1,085,000
----------------------------------------------------------------------------------------------
                                                                             47,227,875
----------------------------------------------------------------------------------------------
Retail (5.6%)
 ..............................................................................................
          1,600,800  Dayton Hudson Corp.                                     62,831,400
 ..............................................................................................
          4,891,580  K mart Corp.                                            50,750,143
 ..............................................................................................
            350,000  Lowe's Cos., Inc.                                       12,425,000
 ..............................................................................................
          1,116,500  May Department Stores Co.                               52,196,375
 ..............................................................................................
          1,030,975  Penney (J.C.) Co., Inc.                                 50,260,031
 ..............................................................................................
          1,334,870  Rite Aid Corp.                                          53,061,083
 ..............................................................................................
            825,150  Sears, Roebuck & Co.                                    38,060,044
----------------------------------------------------------------------------------------------
                                                                            319,584,076
----------------------------------------------------------------------------------------------
Transportation (2.3%)
 ..............................................................................................
            114,822  Conrail, Inc.                                           11,439,142
 ..............................................................................................
            263,080  Delta Air Lines, Inc.                                   18,645,795
 ..............................................................................................
             66,740  Newport News Shipbuilding Inc. +                         1,001,100
 ..............................................................................................
            637,130  Norfolk Southern Corp.                                  55,748,875
 ..............................................................................................
            901,600  Ryder System, Inc.                                      25,357,500
 ..............................................................................................
            317,700  Union Pacific Corp.                                     19,101,713
----------------------------------------------------------------------------------------------
                                                                            131,294,125
----------------------------------------------------------------------------------------------
Utilities (9.8%)
 ..............................................................................................
            329,810  American Telephone & Telegraph Co.                      14,346,735
 ..............................................................................................
            475,000  Bell Atlantic Corp.                                     30,756,250
 ..............................................................................................
            793,680  BellSouth Corp.                                         32,044,830
 ..............................................................................................
            121,200  Carolina Power & Light Co.                               4,423,800
 ..............................................................................................
            384,401  Cinergy Corp.                                           12,829,383
 ..............................................................................................
             92,800  Deutsche Telekom AG ADR
                     (Germany) +                                              1,890,800
 ..............................................................................................
          1,550,550  GTE Corp.                                               70,550,025
 ..............................................................................................
            264,700  Houston Industries, Inc.                                 5,988,838
 ..............................................................................................
            600,800  Long Island Lighting Co.                                13,292,700
 ..............................................................................................
          1,156,850  Northeast Utilities Co.                                 15,328,263
 ..............................................................................................
            818,740  NYNEX Corp.                                             39,401,863
 ..............................................................................................
            475,000  Pacific Enterprises                                     14,428,125
 ..............................................................................................
            575,000  Pacific Gas & Electric Co.                              12,075,000
 ..............................................................................................
          1,906,250  Pacific Telesis Group                                   70,054,688
 ..............................................................................................
            825,000  Potomac Electric Power Co.                              21,243,750
 ..............................................................................................
            142,900  Public Service Co.                                       5,555,238
 ..............................................................................................
            776,600  Public Service Enterprise Group, Inc.                   21,162,350
 ..............................................................................................
            557,930  SBC Communications, Inc.                                28,872,878
 ..............................................................................................
          2,251,720  Sprint Corp.                                            89,787,335
 ..............................................................................................
            169,393  Union Electric Co.                                       6,521,631
 ..............................................................................................
          1,410,780  US West, Inc.                                           45,497,655
----------------------------------------------------------------------------------------------
                                                                            556,052,137
----------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $4,343,006,804)                               $5,311,108,297
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.5%) *
----------------------------------------------------------------------------------------------
  Principal Amount                                                                Value
 ..............................................................................................
                     U.S. Treasury Bonds
 ..............................................................................................
       $25,000,000   8 1/8s, August 15, 2019                                $28,918,000
 ..............................................................................................
        90,825,000   8s, November 15, 2021                                  104,136,312
 ..............................................................................................
        11,805,000   6 1/4s, August 15, 2023                                 11,067,188
----------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations
                     (cost $138,471,650)                                   $144,121,500
----------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.8%) *
----------------------------------------------------------------------------------------------
   Principal Amount                                                               Value
 ..............................................................................................
         $3,719,000  Banamex (Nassau Branch) 144A cv. jr.
                     sub. notes 11s, 2003 (Mexico)                           $3,793,380
 ..............................................................................................
          1,031,000  Banco Nacional De Mexico S.A. cv.
                     bonds 7s, 1999 (Mexico)                                    976,873
 ..............................................................................................
GBP       5,250,000  British Airport Authority PLC cv. bonds
                     5 3/4s, 2006 (United Kingdom)                            9,032,940
 ..............................................................................................
       $13,500,000   Home Depot, Inc. cv. sub. notes
                     3 1/4s, 2001                                            13,162,500
 ..............................................................................................
          5,400,000  Italy (Government of) cv. notes
                     5s, 2001 (Italy)                                         5,346,000
 ..............................................................................................
         26,000,000  Roche Holdings, Inc. cv. unsub. Liquid
                     Yield Option Note (LYON) zero %,
                     2010 (Switzerland)                                      11,732,500
----------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $42,586,551)                                     $44,044,193
----------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) *
----------------------------------------------------------------------------------------------
   Number of Shares                                                               Value
 ..............................................................................................
             90,000  Freeport-McMoRan Copper Co., Inc.
                     $1.75 cv. pfd.                                          $2,497,500
 ..............................................................................................
            150,000  K mart Financing I $3.875 cv. pfd.                       7,312,500
----------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $9,919,558)                                       $9,810,000
----------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (0.1%) * (cost $4,921,500)
----------------------------------------------------------------------------------------------
   Principal Amount                                                               Value
 ..............................................................................................
         $3,750,000  Siemens Capital Corp. company guaranty
                     8s, 2002 (Germany)                                      $4,818,750
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.9%) *
----------------------------------------------------------------------------------------------
   Principal Amount                                                               Value
 ..............................................................................................
        $25,000,000  Corporate Receivables Corp. effective
                     yield of 5.42%, January 6, 1997                        $24,981,181
 ..............................................................................................
         25,000,000  Federal Home Loan Mortgage Corp.
                     effective yield of 5.23%,
                     February 21, 1997                                       25,055,354
 ..............................................................................................
         25,000,000  Federal National Mortgage Association
                     Discount Notes effective yield of 5.24%,
                     January 17, 1997                                        25,228,889
 ..............................................................................................
         25,000,000  Merrill Lynch & Co. Inc. effective yield of
                     5.40%, January 31, 1997                                 24,887,500
 ..............................................................................................
         25,000,000  Sheffield Receivables Corp. effective yield
                     of 5.40%, January 21, 1997                              24,925,000
 ..............................................................................................
         41,408,000  Interest in $716,873,00 joint repurchase
                     agreement dated December 31, 1996
                     with UBS Securities due January 2, 1997
                     with respect to various U.S. Treasury
                     obligations -- maturity value of
                     $41,423,528 for an effective yield
                     of 6.75%                                                41,415,764
----------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $165,965,993)                                   $166,493,688
----------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $4,704,872,056) ***                           $5,680,396,428
----------------------------------------------------------------------------------------------
See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT High Yield Fund

Portfolio of investments owned
December 31, 1996

CORPORATE BONDS AND NOTES (83.6%) *
----------------------------------------------------------------------------------------------
  Principal Amount                                                         Value
 ..............................................................................................
Advertising (0.6%)
 ..............................................................................................
          $250,000   Adams Outdoor Advertising, Ltd. sr. notes
                     10 3/4s, 2006                                      $265,938
 ..............................................................................................
         1,295,000   Lamar Advertising Co. sr. sub. notes
                     9 5/8s, 2006                                      1,333,850
 ..............................................................................................
           310,000   Outdoor Systems, Inc. sr. sub. notes
                     9 3/8s, 2006                                        319,300
 ..............................................................................................
         2,470,000   Universal Outdoor, Inc. sr. sub. notes
                     9 3/4s, 2006                                      2,550,275
----------------------------------------------------------------------------------------------
                                                                       4,469,363
----------------------------------------------------------------------------------------------
Aerospace and Defense (1.1%)
 ..............................................................................................
         3,175,000   BE Aerospace sr. sub. notes Ser. B,
                     9 7/8s, 2006                                      3,333,750
 ..............................................................................................
           660,000   BE Aerospace sr. notes 9 3/4s, 2003                 689,700
 ..............................................................................................
         1,075,000   Sequa Corp. sr. notes 9 5/8s, 1999                1,107,250
 ..............................................................................................
         1,750,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003           1,785,000
 ..............................................................................................
           620,000   UNC, Inc. 144A sr. sub. notes 11s, 2006             663,400
 ..............................................................................................
         1,250,000   UNC, Inc. sr. notes 9 1/8s, 2003                  1,268,750
----------------------------------------------------------------------------------------------
                                                                       8,847,850
----------------------------------------------------------------------------------------------
Agriculture (0.4%)
 ..............................................................................................
         2,159,000   PMI Holdings Corp. sub. disc. deb.
                     stepped-coupon Ser. B, zero %
                     (11 1/2s, 9/1/00), 2005 ++                        1,408,748
 ..............................................................................................
         1,738,318   Premium Standard Farms, Inc. sr. secd.
                     notes 11s, 2003 +++++                             1,838,271
----------------------------------------------------------------------------------------------
                                                                       3,247,019
----------------------------------------------------------------------------------------------
Airlines (0.3%)
 ..............................................................................................
         2,450,000   Greenwich Air Services, Inc. sr. notes
                     10 1/2s, 2006                                     2,609,250
----------------------------------------------------------------------------------------------
Apparel (0.5%)
 ..............................................................................................
         2,557,000   Guess Jeans, Inc. sr. sub. notes
                     9 1/2s, 2003                                      2,620,925
 ..............................................................................................
         1,185,000   William Carter Co. 144A sr. sub. notes
                     10 3/8s, 2006                                     1,226,475
----------------------------------------------------------------------------------------------
                                                                       3,847,400
----------------------------------------------------------------------------------------------
Automotive (0.5%)
 ..............................................................................................
         1,215,000   CSK Auto, Inc. 144A sr. sub. notes
                     11s, 2006                                         1,275,750
 ..............................................................................................
         2,380,000   Lear Corp. sub. notes 9 1/2s, 2006                2,570,400
 ..............................................................................................
           275,000   Safelite Glass Corp. 144A sr. sub. notes
                     9 7/8s, 2006                                        283,250
----------------------------------------------------------------------------------------------
                                                                       4,129,400
----------------------------------------------------------------------------------------------
Automotive Parts (1.9%)
 ..............................................................................................
         3,800,000   A.P.S. Inc. company guaranty
                     11 7/8s, 2006                                     4,142,000
 ..............................................................................................
         2,800,000   Aftermarket Technology Corp. sr. sub.
                     notes Ser. D, 12s, 2004                           3,129,000
 ..............................................................................................
           575,000   Aftermarket Technology Corp. sr. sub.
                     notes 12s, 2004                                     642,563
 ..............................................................................................
         1,500,000   Harvard Industries Inc. sr. notes
                     11 1/8s, 2005                                     1,245,000
 ..............................................................................................
           470,000   Hawk Corp. 144A sr. notes 10 1/4s, 2003             479,400
 ..............................................................................................
         3,150,000   Key Plastics Corp. sr. notes 14s, 1999            3,276,000
 ..............................................................................................
         1,775,000    Speedy Muffler King, Inc. company
                     guaranty 10 7/8s, 2006 (Canada)                   1,892,594
----------------------------------------------------------------------------------------------
                                                                      14,806,557
----------------------------------------------------------------------------------------------
Banks (1.1%)
 ..............................................................................................

         1,907,000   Chevy Chase Savings Bank Inc. sub. deb.
                     9 1/4s, 2005                                      1,945,140
 ..............................................................................................
           100,000   First Nationwide Holdings 144A sr. sub.
                     notes 10 5/8s, 2003                                 108,000
 ..............................................................................................
         3,650,000   First Nationwide Holdings sr. sub. notes
                     9 1/8s, 2003                                      3,723,000
 ..............................................................................................
           895,000   North Fork Bancorp, Inc. 144A bonds
                     8.7s, 2026                                          897,238
 ..............................................................................................
         1,000,000   Provident Capital Trust 144A jr. sub. notes
                     8.6s, 2026                                        1,013,820
 ..............................................................................................
           610,000   Riggs Capital Trust 144A bonds
                     8 5/8s, 2026                                        610,000
----------------------------------------------------------------------------------------------
                                                                       8,297,198
----------------------------------------------------------------------------------------------
Basic Industrial Products (0.6%)
 ..............................................................................................
           630,000   Astor Corp. 144A sr. sub. notes
                     10 1/2s, 2006                                       644,175
 ..............................................................................................
         3,000,000   Clark-Schwebel sr. notes 10 1/2s, 2006            3,180,000
 ..............................................................................................
           530,000   Ryder TRS Inc. 144A sr. sub. notes
                     10s, 2006                                           551,200
----------------------------------------------------------------------------------------------
                                                                       4,375,375
----------------------------------------------------------------------------------------------
Broadcasting (6.5%)
 ..............................................................................................
         1,400,000   Allbritton Communications sr. sub. deb.
                     Ser. B, 9 3/4s, 2007                              1,358,000
 ..............................................................................................
         1,375,000   Argyle Television Corp. sr. sub. notes
                     9 3/4s, 2005                                      1,395,625
 ..............................................................................................
         2,000,000   Benedek Communications Corp. sr. disc.
                     notes stepped-coupon zero %
                     (13 1/4s, 5/15/01), 2006 ++                       1,145,000
 ..............................................................................................
         1,500,000   Chancellor Broadcasting Co. sr. sub. notes
                     9 3/8s, 2004                                      1,515,000
 ..............................................................................................
         2,400,000   Comcast UK Cable, Ltd. deb.
                     stepped-coupon zero %
                     (11.2s, 11/15/00), 2007 (Bermuda) ++              1,668,000
 ..............................................................................................
         4,000,000   Commodore Media, Inc. sr. sub. notes
                     stepped-coupon 7 1/2s,
                     (13 1/4s, 5/1/98), 2003 ++                        4,220,000
 ..............................................................................................
           500,000   Granite Broadcasting Corp. sr. sub. notes
                     10 3/8s, 2005                                       512,500
 ..............................................................................................
           315,000   Gray Communications Systems, Inc.
                     sr. sub. notes 10 5/8s, 2006                        333,900
 ..............................................................................................
         1,325,000   Heritage Media Corp. sr. sub. notes
                     8 3/4s, 2006                                      1,272,000
 ..............................................................................................
         1,325,000   Jacor Communications, Inc. sr. sub. notes
                     10 1/8s, 2006                                     1,364,750
 ..............................................................................................
           675,000   Jacor Communications, Inc. company
                     guaranty 9 3/4s, 2006                               685,125
 ..............................................................................................
         2,000,000   Lenfest Communications, Inc. sr. sub.
                     notes 10 1/2s, 2006                               2,100,000
 ..............................................................................................
         2,160,000   Paxson Communications Corp. 144A
                     sr. sub. notes 11 5/8s, 2002                      2,251,800
 ..............................................................................................
         4,602,000    Petracom Holdings, Inc. notes
                     stepped-coupon zero %
                     (17 1/2s, 8/1/98), 2003 ++                        3,957,720
 ..............................................................................................
         6,925,000   SFX Broadcasting, Inc. sr. sub. notes
                     Ser. B, 10 3/4s, 2006                             7,305,875
 ..............................................................................................
         4,525,000   Sinclair Broadcasting Group sr. sub. notes
                     10s, 2005                                         4,592,875
 ..............................................................................................
         5,363,000   Telemedia Broadcasting Corp. 144A deb.
                     stepped-coupon 3.8s,
                     (16s, 6/15/99), 2004 ++                           4,880,330
 ..............................................................................................
         9,230,000   Telewest Communications PLC deb.
                     stepped-coupon zero % (11s, 10/1/00),
                     2007 (United Kingdom) ++                          6,437,925
 ..............................................................................................
         4,065,000   Videotron Holdings. sr. disc. notes
                     stepped-coupon zero % (11s, 8/15/00),
                     2005 (United Kingdom) ++                          3,272,325
----------------------------------------------------------------------------------------------
                                                                      50,268,750
----------------------------------------------------------------------------------------------
Building and Construction (2.9%)
 ..............................................................................................

         1,880,000   Atrium Companies Inc. 144A sr. sub.
                     notes 10 1/2s, 2006                               1,912,900
 ..............................................................................................
         1,585,000   Clark Material Handling Co. 144A sr.
                     notes 10 3/4s, 2006                               1,648,400
 ..............................................................................................
         4,945,000   Inter-City Products sr. notes 9 3/4s, 2000        5,019,175
 ..............................................................................................
         1,610,000   Presley Cos. sr. notes 12 1/2s, 2001              1,553,650
 ..............................................................................................
         3,650,000   Scotsman Group, Inc. sr. secd. notes
                     9 1/2s, 2000                                      3,741,250
 ..............................................................................................
         7,710,000   Terex Corp. sr. notes Ser. B, 13 1/4s, 2002       8,307,525
----------------------------------------------------------------------------------------------
                                                                      22,182,900
----------------------------------------------------------------------------------------------
Building Products (0.8%)
 ..............................................................................................
           410,000   Building Materials Corp. 144A sr. notes
                     8 5/8s, 2006                                        408,975
 ..............................................................................................
         2,800,000   Cemex S.A. 144A bonds 12 3/4s, 2006
                     (Mexico)                                          3,143,000
 ..............................................................................................
         1,825,000   Overhead Door Corp. sr. notes
                     12 1/4s, 2000                                     1,952,750
 ..............................................................................................
         1,070,000   Waxman Industries Inc. sr. notes
                     stepped-coupon Ser. B, zero %
                     (12 3/4s, 6/1/99), 2004 ++                          783,775
----------------------------------------------------------------------------------------------
                                                                       6,288,500
----------------------------------------------------------------------------------------------
Buses (0.7%)
 ..............................................................................................
         1,360,000   Blue Bird Body Co. 144A sr. sub. notes
                     10 3/4s, 2006                                     1,421,200
 ..............................................................................................
         4,985,000   Consorcio/MCII Holdings secd. notes
                     stepped-coupon zero %
                     (12s, 11/15/98), 2002 ++                          4,112,625
----------------------------------------------------------------------------------------------
                                                                       5,533,825
----------------------------------------------------------------------------------------------
Business Services (0.3%)
 ..............................................................................................
         1,005,000   Intertek Finance PLC 144A sr. sub. notes
                     10 1/4s, 2006 (United Kingdom)                    1,045,200
 ..............................................................................................
           905,000   Pierce Leahy Corp. sr. sub. notes
                     11 1/8s, 2006                                       988,713
----------------------------------------------------------------------------------------------
                                                                       2,033,913
----------------------------------------------------------------------------------------------
Cable Television (8.3%)
 ..............................................................................................
         1,475,000    Adelphia Communications Corp. sr. notes
                     12 1/2s, 2002                                     1,511,875
 ..............................................................................................
         2,750,000   Adelphia Communications Corp. sr. deb.
                     11 7/8s, 2004                                     2,763,750
 ..............................................................................................
         1,000,000   Adelphia Communications Corp. notes
                     Ser. B, 9 7/8s, 2005                                925,000
 ..............................................................................................
         5,650,000   American Telecasting, Inc. sr. disc. notes
                     stepped-coupon zero %
                     (14 1/2s, 8/15/00), 2005 ++                       1,977,500
 ..............................................................................................
         3,000,000   Cablevision Systems Corp. sr. sub. deb.
                     10 1/2s, 2016                                     3,097,500
 ..............................................................................................
           700,000   Century Communications Corp. sr. sub.
                     deb. 11 7/8s, 2003                                  742,000
 ..............................................................................................
         3,760,000   Century Communications Corp. sr. notes
                     9 1/2s, 2005                                      3,854,000
 ..............................................................................................
         3,115,000   CF Cable TV, Inc. sr. notes 11 5/8s, 2005
                     (Canada)                                          3,613,400
 ..............................................................................................
         1,800,000   Diamond Cable Communication Co.
                     sr. disc. notes stepped-coupon zero %
                     (13 1/2s, 9/30/99), 2004
                     (United Kingdom) ++                               1,476,000
 ..............................................................................................
         5,220,000   Diamond Cable Communication Co.
                     sr. disc. notes stepped-coupon zero %
                     (11 3/4s, 12/15/00), 2005
                     (United Kingdom)++                                3,758,400
 ..............................................................................................
         6,336,555   Falcon Holdings Group, Inc. sr. sub. notes
                     11s, 2003 +++++                                   5,671,217
 ..............................................................................................
         4,505,000   Frontiervision Operating Partners L.P.
                     sr. sub. notes 11s, 2006                          4,538,788
 ..............................................................................................
         3,425,000   Grupo Televisa S.A. 144A sr. notes
                     11 7/8s, 2006 (Mexico)                            3,801,750
 ..............................................................................................
         5,770,000   Grupo Televisa S.A. sr. disc. notes
                     stepped-coupon zero %
                     (13 1/4s, 5/15/01), 2008 (Mexico) ++              3,837,050
 ..............................................................................................
           800,000   Heartland Wireless Communications, Inc.
                     144A sr. notes 14s, 2004                            830,000
 ..............................................................................................
         2,140,000   Heartland Wireless Communications, Inc.
                     sr. notes 13s, 2003                               2,217,575
 ..............................................................................................
         2,500,000   Jones Intercable, Inc. sr. sub. deb.
                     10 1/2s, 2008                                     2,700,000
 ..............................................................................................
         6,975,000   Marcus Cable Co. (L.P.) sr. disc. notes
                     stepped-coupon zero %
                     (14 1/4s, 6/15/00), 2005 ++                       4,926,094
 ..............................................................................................
         1,500,000   Marcus Cable Co. (L.P.) sr. sub. disc. notes
                     stepped-coupon zero %
                     (13 1/2s, 8/1/99), 2004 ++                        1,230,000
 ..............................................................................................
         4,000,000   Rogers Cablesystem Ltd. deb.
                     10 1/8s, 2012 (Canada)                            4,150,000
 ..............................................................................................
           500,000   Rogers Communications, Inc. sr. deb.
                     10 7/8s, 2004 (Canada)                              525,000
 ..............................................................................................
         1,025,000   Tevecap S.A. 144A sr. notes
                     12 5/8s, 2004 (Brazil)                            1,048,063
 ..............................................................................................
           630,000   TV Filme, Inc. 144A sr. notes
                     12 7/8s, 2004 (Brazil)                              632,363
 ..............................................................................................
         6,950,000   UIH Australia/Pacific, Inc. sr. disc. notes
                     stepped-coupon Ser. B, zero %
                     (14s, 5/15/01), 2006 (Australia) ++               3,683,500
 ..............................................................................................
           550,000   Wireless One, Inc. sr. notes 13s, 2003              533,500
----------------------------------------------------------------------------------------------
                                                                      64,044,325
----------------------------------------------------------------------------------------------
Cellular Communications (5.0%)
 ..............................................................................................
         6,000,000   Call-Net Enterprises sr. disc. notes
                     stepped-coupon zero %
                     (13 1/4s, 12/1/99), 2004 ++                       4,920,000
 ..............................................................................................
         6,335,000   CellNet Data Systems, Inc. 144A sr. disc.
                     notes stepped-coupon zero %
                     (13s, 6/15/00), 2005 ++                           4,371,150
 ..............................................................................................
         1,415,000   Cencall Communications Corp. sr. disc.
                     notes stepped-coupon zero %
                     (10 1/8s, 1/15/99), 2004 ++                         967,506
 ..............................................................................................
         5,500,000   Dial Call Communications, Inc. sr. disc.
                     notes stepped-coupon Ser. B, zero %
                     (10 1/4s, 12/15/98), 2005 ++                      3,767,500
 ..............................................................................................
         1,000,000   Intercel, Inc. sr. disc. notes stepped-coupon
                     zero % (12s, 5/1/01), 2006 ++                       620,000
 ..............................................................................................
         1,360,000   International Wireless Communications, Inc.
                      sr. disc. notes zero %, 2001                       748,000
 ..............................................................................................
         9,870,000   Millicom International Cellular S.A. sr. disc.
                     notes stepped-coupon zero %
                     (13 1/2s, 6/1/01), 2006 (Luxembourg) ++           6,119,400
 ..............................................................................................
         6,775,000   NEXTEL Communications, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (11 1/2s, 9/1/98), 2003 ++                        5,284,500
 ..............................................................................................
         5,000,000   NEXTEL Communications, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (9 3/4s, 2/15/99), 2004 ++                        3,412,500
 ..............................................................................................
         2,105,000   Omnipoint Corp. sr. notes 11 5/8s, 2006           2,168,150
 ..............................................................................................
         1,240,000   Pricellular Wireless Corp. 144A sr. notes
                     10 3/4s, 2004                                     1,289,600
 ..............................................................................................
         4,525,000   Pricellular Wireless Corp. sr. disc. notes
                     stepped-coupon Ser. B, zero %
                     (14s, 11/15/97), 2001 ++                          4,434,500
 ..............................................................................................
           600,000   Western Wireless Corp. sr. sub. notes
                     10 1/2s, 2007                                       629,250
----------------------------------------------------------------------------------------------
                                                                      38,732,056
----------------------------------------------------------------------------------------------
Chemicals (1.3%)
 ..............................................................................................
         2,300,000   Acetex Corp. sr. notes 9 3/4s, 2003
                     (Canada)                                          2,288,500
 ..............................................................................................
         1,260,000   Freedom Chemicals, Inc. 144A sr. sub.
                     notes 10 5/8s, 2006                               1,323,000
 ..............................................................................................
         3,250,000   Harris Chemical Corp. sr. sub. notes
                     10 3/4s, 2003                                     3,363,750
 ..............................................................................................
         1,660,000   Sterling Chemicals Holdings sr. disc. notes
                     stepped-coupon zero %
                     (13 1/2s, 8/15/01), 2008 ++                         962,800
 ..............................................................................................
         1,670,000   Union Carbide Global Enterprises sr. sub.
                     Ser. B, 12s, 2005                                 1,924,675
----------------------------------------------------------------------------------------------
                                                                       9,862,725
----------------------------------------------------------------------------------------------
Computer Equipment (0.5%)
 ..............................................................................................
         3,450,000   Computervision Corp. sr. sub. notes
                     11 3/8s, 1999                                     3,609,563
----------------------------------------------------------------------------------------------
Computer Services (0.5%)
 ..............................................................................................
         3,485,000   Unisys Corp. sr. notes 11 3/4s, 2004              3,720,238
----------------------------------------------------------------------------------------------
Conglomerates (0.2%)
 ..............................................................................................
         1,425,000   Axia, Inc. sr. sub. notes Ser. B, 11s, 2001       1,453,500
----------------------------------------------------------------------------------------------
Consumer Durable Goods (0.7%)
 ..............................................................................................
         1,860,000   Icon Fitness Corp. 144A sr. disc. notes
                     stepped-coupon zero %
                     (14s, 11/15/01), 2006 ++                            976,500
 ..............................................................................................
           550,000   Rayovac Corp. 144A sr. sub. notes
                     10 1/4s, 2006                                       563,750
 ..............................................................................................
         4,185,000   Remington Products Co. sr. sub. notes
                     Ser. B, 11s, 2006                                 3,557,250
----------------------------------------------------------------------------------------------
                                                                       5,097,500
----------------------------------------------------------------------------------------------
Consumer Non Durables (0.1%)
 ..............................................................................................
           540,000   E&S Holdings Corp. 144A sr. sub. notes
                     10 3/8s, 2006                                       565,650
----------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ..............................................................................................
         1,476,000   Coinmach Corp. sr. notes Ser. B,
                     11 3/4s, 2005                                     1,597,770
----------------------------------------------------------------------------------------------
Electric Utilities (4.6%)
 ..............................................................................................
         3,250,000   AES China Generating Co. sr. notes
                     10 1/8s, 2006 (China)                             3,355,625
 ..............................................................................................
         1,350,000   Calpine Corp. sr. notes 10 1/2s, 2006             1,451,250
 ..............................................................................................
         1,875,000   Cleveland Electric Illuminating Co.
                     1st mtge. Ser. B, 9 1/2s, 2005                    1,976,963
 ..............................................................................................
         1,875,000   El Paso Electric Co. 1st mtge. Ser. E,
                     9.4s, 2011                                        1,987,500
 ..............................................................................................
         1,340,000   Empresa Distribuidora Norte 144A
                     notes 9 3/4s, 2001 (Argentina)                    1,385,225
 ..............................................................................................
            19,000   First PV Funding deb. Ser. 86A,
                     10.3s, 2014                                          20,235
 ..............................................................................................
         2,365,000   First PV Funding deb. 10.15s, 2016                2,512,813
 ..............................................................................................
           455,000   Hidroelectric Pierda Aguila 144A bonds
                     10 5/8s, 2001 (Argentina)                           478,319
 ..............................................................................................
         1,460,000   Long Island Lighting Co. refunding mtge.
                     notes 9 5/8s, 2024                                1,552,725
 ..............................................................................................
         1,900,000   Long Island Lighting Co. deb. 8.9s, 2019          1,938,475
 ..............................................................................................
         2,480,000   Midland Funding Corp. deb. Ser. B,
                     13 1/4s, 2006                                     2,865,218
 ..............................................................................................
         7,600,000   Midland Funding Corp. deb. Ser. A,
                     11 3/4s, 2005                                     8,414,416
 ..............................................................................................
         5,000,000   Niagara Mohawk Power Corp. 1st mtge.
                     6 7/8s, 2003                                      4,575,900
 ..............................................................................................
         1,250,000   Niagara Mohawk Power Corp. 1st mtge.
                     6 7/8s, 2001                                      1,183,425
 ..............................................................................................
         1,860,783   Northeast Utilities System notes Ser. A,
                     8.58s, 2006                                       1,827,847
----------------------------------------------------------------------------------------------
                                                                      35,525,936
----------------------------------------------------------------------------------------------
Electronic Components (0.4%)
 ..............................................................................................
         3,225,000   Motors and Gears Inc. 144A sr. notes
                     Ser. A, 10 3/4s, 2006                             3,321,750
----------------------------------------------------------------------------------------------
Electronics (2.0%)
 ..............................................................................................
         2,750,000   Amphenol Corp. sr. sub. notes
                     12 3/4s, 2002                                     3,011,250
 ..............................................................................................
         4,000,000   Amphenol Corp. sr. notes 10.45s, 2001             4,356,440
 ..............................................................................................
         2,000,000   Celestica International Ltd. 144A sr. sub.
                     notes 10 1/2s, 2006 (India)                       2,100,000
 ..............................................................................................
           897,075   Cirent Semiconductor sr. sub. notes
                     10.22s, 2002                                        897,075
 ..............................................................................................
           900,756   Cirent Semiconductor 144A sr. sub.
                     notes 10.14s, 2004                                  900,757
 ..............................................................................................
         4,685,000   International Semi-Tech. Corp. sr. secd.
                     disc. notes stepped-coupon zero %
                     (11 1/2s, 8/15/00), 2003 (Canada) ++              3,021,825
 ..............................................................................................
           770,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006         808,500
----------------------------------------------------------------------------------------------
                                                                      15,095,847
----------------------------------------------------------------------------------------------
Entertainment (1.9%)
 ..............................................................................................
           885,000   Cobblestone Holdings Inc. sr. notes Ser. B,
                     zero %, 2004                                        371,700
 ..............................................................................................
         3,935,000   Premier Parks, Inc. sr. notes Ser. A,
                     12s, 2003                                         4,298,988
 ..............................................................................................
         5,000,000   Six Flags Corp. sr. sub. notes
                     stepped-coupon zero %
                     (12 1/4s, 6/15/98), 2005 ++                       4,700,000
 ..............................................................................................
         4,500,000   Trump Holdings & Funding Corp. sr. notes
                     15 1/2s, 2005                                     5,130,000
----------------------------------------------------------------------------------------------
                                                                      14,500,688
----------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ..............................................................................................
         1,295,000   Allied Waste Industries, Inc. 144A sr. sub.
                     notes 10 1/4s, 2006                               1,359,750
----------------------------------------------------------------------------------------------
Financial Services (2.5%)
 ..............................................................................................
           850,000   Aames Financial Corp. sr. notes
                     9 1/8s, 2003                                        864,875
 ..............................................................................................
         3,700,000   AIM Management Group sr. secd. notes
                     9s, 2003                                          4,014,500
 ..............................................................................................
         1,370,000   Contifinancial Corp. sr. notes 8 3/8s, 2003       1,411,100
 ..............................................................................................
         1,405,000   Dollar Financial Group Inc. 144A sr. notes
                     10 7/8s, 2006                                     1,447,150
 ..............................................................................................
         1,725,000   First Federal Financial Corp. notes
                     11 3/4s, 2004                                     1,759,500
 ..............................................................................................
         1,080,000   Ocwen Federal Bank FSB sub. deb.
                     12s, 2005                                         1,188,000
 ..............................................................................................
         1,650,000   Ocwen Financial Corp. notes
                     11 7/8s, 2003                                     1,786,125
 ..............................................................................................
         1,765,000   Olympic Financial Ltd. sr. notes 13s, 2000        1,923,850
 ..............................................................................................
         2,750,000   Outsourcing Solutions Inc. 144A sr. sub.
                     notes 11s, 2006                                   2,880,625
 ..............................................................................................
         2,250,000   SRI Receivables Purchase 144A notes
                     12 1/2s, 2000                                     2,362,500
----------------------------------------------------------------------------------------------
                                                                      19,638,225
----------------------------------------------------------------------------------------------
Food Chains (0.4%)
 ..............................................................................................
         2,850,000   Stater Brothers sr. notes 11s, 2001               3,092,250
----------------------------------------------------------------------------------------------
Food and Beverages (0.4%)
 ..............................................................................................
           820,000   Canandaigua Wine Co. 144A sr. sub. notes
                     8 3/4s, 2003                                        799,500
 ..............................................................................................
           509,000   Del Monte Corp. notes 12 1/4s, 2002 +++++           516,635
 ..............................................................................................
         2,000,000   Mafco, Inc. sr. sub. notes 11 7/8s, 2002          2,110,000
----------------------------------------------------------------------------------------------
                                                                       3,426,135
----------------------------------------------------------------------------------------------
Gaming (4.0%)
 ..............................................................................................
         3,065,000   Alliance Gaming Corp. 12 7/8s, 2003               3,225,913
 ..............................................................................................
         1,170,000   Argosy Gaming Co. 1st mtge.
                     13 1/4s, 2004                                     1,091,025
 ..............................................................................................
         3,300,000   Casino America, Inc. sr. notes
                     12 1/2s, 2003                                     3,126,750
 ..............................................................................................
         1,095,000   Casino Magic of Louisiana Corp. 144A
                     1st mtge. 13s, 2003                               1,081,313
 ..............................................................................................
         4,545,000   Coast Hotels & Casinos, Inc. company
                     guaranty Ser. B, 13s, 2002                        5,016,544
 ..............................................................................................
         4,250,000   Colorado Gaming & Entertainment Co.
                     sr. notes 12s, 2003 ++++                          4,080,000
 ..............................................................................................
           685,000   Harveys Casino Resorts sr. sub. notes
                     10 5/8s, 2006                                       732,950
 ..............................................................................................
         5,150,000   Lady Luck Gaming 1st mtge.
                     11 7/8s, 2001                                     4,995,500
 ..............................................................................................
         5,100,000   Mohegan Tribal Gaming sr. secd. notes,
                     Ser. B, 13 1/2s, 2002                             6,617,250
 ..............................................................................................
         1,188,000   Trump Castle notes 11 1/2s, 2000                  1,199,880
----------------------------------------------------------------------------------------------
                                                                      31,167,125
----------------------------------------------------------------------------------------------
Health Care (1.5%)
 ..............................................................................................
           565,000   Genesis Health Ventures, Inc. 144A sr. sub.
                     notes 9 1/4s, 2006                                  581,950
 ..............................................................................................
         2,770,000   IMED Corp. sr. sub. notes 9 3/4s, 2006            2,818,475
 ..............................................................................................
         4,000,000   Merit Behavioral Care sr. sub. notes
                     11 1/2s, 2005                                     4,280,000
 ..............................................................................................
         3,960,000   Paracelsus Healthcare sr. sub. notes
                     10s, 2006                                         3,722,400
----------------------------------------------------------------------------------------------
                                                                      11,402,825
----------------------------------------------------------------------------------------------
Insurance (0.7%)
 ..............................................................................................
         3,550,000   American Life Holding Co. sr. sub. notes
                     11 1/4s, 2004                                     4,064,750
 ..............................................................................................
         1,000,000   Reliance Group Holdings, Inc. sr. sub. deb.
                     9 3/4s, 2003                                      1,040,000
----------------------------------------------------------------------------------------------
                                                                       5,104,750
----------------------------------------------------------------------------------------------
Lodging (1.1%)
 ..............................................................................................
         4,925,000   Host Marriott Corp. sr. notes Ser. B,
                     9 1/2s, 2005                                      5,140,469
 ..............................................................................................
         1,400,000   John Q Hammons Hotels, Inc. 1st mtge.
                     9 3/4s, 2005                                      1,424,500
 ..............................................................................................
         2,000,000   John Q Hammons Hotels, Inc. 1st mtge.
                     8 7/8s, 2004                                      1,975,000
----------------------------------------------------------------------------------------------
                                                                       8,539,969
----------------------------------------------------------------------------------------------
Media (0.9%)
 ..............................................................................................
        7,000,000    Viacom International, Inc. sub. deb.
                     8s, 2006                                         6,772,500
----------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.0%)
 ..............................................................................................
         2,650,000   Dade International, Inc. sr. sub. notes
                     Ser. B, 11 1/8s, 2006                             2,875,250
 ..............................................................................................
         2,748,000   Graphic Controls Corp. sr. sub. notes
                     Ser. A, 12s, 2005                                 3,043,410
 ..............................................................................................
         1,440,000   Wright Medical Technology, Inc. sr. secd.
                     notes Ser. B, 10 3/4s, 2000                       1,454,400
----------------------------------------------------------------------------------------------
                                                                       7,373,060
----------------------------------------------------------------------------------------------
Metals and Mining (0.6%)
 ..............................................................................................
           795,000   Maxxam Group Holdings Inc. 144A
                     sr. notes 12s, 2003                                 810,900
 ..............................................................................................
           900,000   Renco Metals, Inc. sr. notes 11 1/2s, 2003          940,500
 ..............................................................................................
         2,665,000   Royal Oak Mines Inc. company guaranty
                     Ser. B, 11s, 2006 (Canada)                        2,724,963
----------------------------------------------------------------------------------------------
                                                                       4,476,363
----------------------------------------------------------------------------------------------
Motion Picture Distribution (0.8%)
 ..............................................................................................
         2,075,000   Act III Theatres, Inc. sr. sub. notes
                     11 7/8s, 2003                                     2,287,671
 ..............................................................................................
         1,833,400   Cinemark Mexico USA notes Ser. B,
                     13s, 2003 (Mexico) +++++                          1,741,730
 ..............................................................................................
            50,400   Cinemark Mexico USA notes Ser. D,
                     13s, 2003 (Mexico) +++++                             47,880
 ..............................................................................................
         2,110,000   Cinemark USA, Inc. sr. sub. notes Ser. B,
                     9 5/8s, 2008                                      2,110,000
----------------------------------------------------------------------------------------------
                                                                       6,187,281
----------------------------------------------------------------------------------------------
Office Equipment (0.2%)
 ..............................................................................................
         1,650,000   United Stationer Supply, Inc. sr. sub. notes
                     12 3/4s, 2005                                     1,823,250
----------------------------------------------------------------------------------------------
Oil and Gas (3.2%)
 ..............................................................................................
         5,670,000   Abraxas Petroleum Corp. 144A sr. notes
                     11 1/2s, 2004                                     6,095,250
 ..............................................................................................
         1,100,000   Chesapeake Energy Corp. sr. notes
                     9 1/8s, 2006                                      1,146,750
 ..............................................................................................
           620,000   Cliffs Drilling Co. company guaranty
                     Ser. B, 10 1/4s, 2003                               659,525
 ..............................................................................................
         2,595,000   Costilla Energy, Inc. sr. notes
                     10 1/4s, 2006                                     2,711,775
 ..............................................................................................
           635,000   Flores & Rucks, Inc. sr. sub. notes
                     9 3/4s, 2006                                        673,100
 ..............................................................................................
         1,350,000   Kelley Oil & Gas Corp. 144A sr. sub.
                     notes 10 3/8s, 2006                               1,407,375
 ..............................................................................................
           375,000   Maxus Energy Corp. global notes
                     9 7/8s, 2002                                        386,250
 ..............................................................................................
         1,185,000   Texas Petrochemical Corp. sr. sub. notes
                     11 1/8s, 2006                                     1,273,875
 ..............................................................................................
         5,701,000   TransTexas Gas Corp. sr. disc. notes
                     stepped-coupon zero %
                     (13 1/4s, 12/16/01), 2003 ++                      3,135,550
 ..............................................................................................
         6,850,000   TransTexas Gas Corp. sr. secd. notes
                     11 1/2s, 2002                                     7,398,000
----------------------------------------------------------------------------------------------
                                                                      24,887,450
----------------------------------------------------------------------------------------------
Packaging and Containers (2.3%)
----------------------------------------------------------------------------------------------
         2,750,000   Amtrol, Inc. 144A sr. sub. notes
                     10 5/8s, 2006                                     2,832,500
 ..............................................................................................
           630,000   Ivex Holdings Corp. sr. disc. deb.
                     stepped-coupon zero %
                     (13 1/4s, 3/15/00), 2005 ++                         489,825
 ..............................................................................................
         4,850,000   Ivex Packaging Corp. sr. sub. notes
                     12 1/2s, 2002                                     5,250,125
 ..............................................................................................
           375,000   Printpack, Inc. 144A sr. sub. notes
                     10 5/8s, 2006                                       390,000
 ..............................................................................................
           750,000   Printpack, Inc. 144A sr. notes
                     9 7/8s, 2004                                        776,250
 ..............................................................................................
           590,000   Radnor Holdings Corp. 144A sr. notes
                     10s, 2003                                           601,800
 ..............................................................................................
         4,500,000   Riverwood International company
                     guaranty 10 7/8s, 2008                            4,117,500
 ..............................................................................................
         2,500,000   Riverwood International company
                     guaranty 10 1/4s, 2006                            2,443,750
 ..............................................................................................
           625,000   US Can Corp. 144A sr. sub. notes
                     10 1/8s, 2006                                       657,031
----------------------------------------------------------------------------------------------
                                                                      17,558,781
----------------------------------------------------------------------------------------------
Paging (1.5%)
 ..............................................................................................
         3,900,000   Arch Communications Group sr. disc.
                     notes stepped-coupon zero %
                     (10 7/8s, 3/15/01), 2008 ++                       2,223,000
 ..............................................................................................
         3,400,000   Mobile Telecommunications Tech.
                     sr. notes 13 1/2s, 2002                           3,400,000
 ..............................................................................................
         4,100,000   Pagemart, Inc. sr. disc. notes
                     stepped-coupon zero %
                     (15s, 2/1/00), 2005 ++                            2,808,500
 ..............................................................................................
         1,550,000   Pagemart Nationwide, Inc. sr. disc. notes
                     stepped-coupon zero %
                     (12 1/4s, 11/1/98), 2003 ++                       1,222,563
 ..............................................................................................
         2,250,000   Paging Network, Inc. sr. sub. notes
                     10s, 2008                                         2,261,250
----------------------------------------------------------------------------------------------
                                                                      11,915,313
Paper and Forest Products (3.8%)
 ..............................................................................................
         5,225,000   APP International Finance Co. notes
                     11 3/4s, 2005 (Netherlands)                       5,603,813
 ..............................................................................................
         2,250,000   Domtar, Inc. deb. 9 1/2s, 2016 (Canada)           2,460,938
 ..............................................................................................
         6,525,000   Florida Coast Paper LLC 1st mtge. Ser. B,
                     12 3/4s, 2003                                     7,047,000
 ..............................................................................................
         4,375,000   Gaylord Container Corp. sr. notes
                     11 1/2s, 2001                                     4,725,000
 ..............................................................................................
         5,375,000   Repap New Brunswick sr. notes
                     10 5/8s, 2005 (Canada)                            5,590,000
 ..............................................................................................
         2,650,000   Stone Container Corp. sr. notes
                     11 7/8s, 2016                                     2,835,500
 ..............................................................................................
         1,000,000   Stone Container Corp. sr. notes
                     11 1/2s, 2004                                     1,050,000
----------------------------------------------------------------------------------------------
                                                                      29,312,251
----------------------------------------------------------------------------------------------
Publishing (0.7%)
 ..............................................................................................
         4,750,000   American Media Operation, Inc. sr. sub.
                     notes 11 5/8s, 2004                               5,106,250
----------------------------------------------------------------------------------------------
Real Estate (0.3%)
 ..............................................................................................
         2,500,000   Chelsea Piers 1st mtge.
                     Ser. B, 12 1/2s, 2004                             2,450,000
 ..............................................................................................
            85,000   Chelsea Piers 144A 1st mtge.
                     stepped-coupon Ser. B, zero%,
                     (11s, 6/15/99), 2009 ++                              83,300
----------------------------------------------------------------------------------------------
                                                                       2,533,300
----------------------------------------------------------------------------------------------
Recreation (1.9%)
 ..............................................................................................
         1,750,000   Arizona Charlies Corp. 1st mtge. Ser. B,
                     12s, 2000                                         1,225,000
 ..............................................................................................
           320,000   Capitol Queen Corp. 1st mtge. notes
                     Ser. B, 12s, 2000 +                                 240,000
 ..............................................................................................
         1,615,000   Grand Casinos, Inc. 1st mtge.
                     10 1/8s, 2003                                     1,623,075
 ..............................................................................................
         1,570,000   Hollywood Casino Corp. sr. notes
                     12 3/4s, 2003                                     1,507,200
 ..............................................................................................
         3,451,000   Louisiana Casino Cruises Corp. 1st mtge.
                     11 1/2s, 1998                                     3,485,510
 ..............................................................................................
         4,525,000   PRT Funding Corp. sr. notes
                     11 5/8s, 2004                                     3,371,125
 ..............................................................................................
         2,895,000   Trump A.C. 1st mtge. 11 1/4s, 2006                2,866,050
----------------------------------------------------------------------------------------------
                                                                      14,317,960
----------------------------------------------------------------------------------------------
Restaurants (0.5%)
 ..............................................................................................
           470,000   AmeriKing. Inc. sr. notes 10 3/4s, 2006             484,100
 ..............................................................................................
         3,000,000   FRD Acquisition Co. sr. notes Ser. B,
                     12 1/2s, 2004                                     3,082,500
----------------------------------------------------------------------------------------------
                                                                       3,566,600
----------------------------------------------------------------------------------------------
Retail (2.3%)
 ..............................................................................................
         4,250,000   Brylane (L.P.) sr. sub. notes 10s, 2003           4,377,500
 ..............................................................................................
         3,355,000   Finlay Enterprises, Inc. sr. notes
                     10 5/8s, 2003                                     3,371,775
 ..............................................................................................
         2,000,000   Finlay Enterprises, Inc. sr. disc. deb.
                     stepped-coupon zero % (12s, 5/1/98),
                     2005 ++                                           1,710,000
 ..............................................................................................
           710,000   Guitar Center Management Co. 144A
                     sr. notes 11s, 2006                                 752,600
 ..............................................................................................
         1,495,000   Loehmanns, Inc. sr. notes 11 7/8s, 2003           1,610,863
 ..............................................................................................
         2,035,000   Mothers Work, Inc. sr. notes
                     12 5/8s, 2005                                     2,157,100
 ..............................................................................................
         1,770,000   Phar-Mor, Inc. sr. notes 11.72s, 2002             1,849,650
 ..............................................................................................
         1,750,000   Waban, Inc. sr. sub. notes 11s, 2004              1,942,500
----------------------------------------------------------------------------------------------
                                                                      17,771,988
----------------------------------------------------------------------------------------------
Shipping (0.3%)
 ..............................................................................................
         2,190,000   Newport News Shipbuilding 144A
                     sr. sub. notes 9 1/4s, 2006                       2,244,750
----------------------------------------------------------------------------------------------
Specialty Consumer Products (0.2%)
 ..............................................................................................
         1,550,000   Herff Jones, Inc. sr. sub. notes 11s, 2005        1,658,500
----------------------------------------------------------------------------------------------
Steel (0.2%)
 ..............................................................................................
         1,215,000   AK Steel Corp. 144A sr. notes
                     9 1/8s, 2006                                      1,246,894
----------------------------------------------------------------------------------------------
Supermarkets (0.2%)
 ..............................................................................................
           600,000    Ralphs Grocery Co. sr. sub. notes
                     11s, 2005                                           630,000
 ..............................................................................................
           600,000   Ralphs Grocery Co. sr. notes
                     10.45s, 2004                                        638,250
----------------------------------------------------------------------------------------------
                                                                       1,268,250
----------------------------------------------------------------------------------------------
Telecommunications (7.1%)
 ..............................................................................................
         5,665,000   American Communications Services, Inc.
                     sr. disc. notes stepped-coupon zero %
                     (12 3/4s, 4/1/01), 2006 ++                        3,115,750
 ..............................................................................................
        10,000,000   Brooks Fiber Properties, Inc. sr. disc. notes
                     stepped-coupon zero %
                     (10 7/8s, 3/1/01), 2006 ++                        6,700,000
 ..............................................................................................
         1,750,000   Charter Communications International,
                     Inc. sr. notes Ser. B, 11 1/4s, 2006              1,828,750
 ..............................................................................................
         2,200,000   Charter Communications International,
                     Inc. disc. notes stepped-coupon Ser. B,
                     zero % (14s, 3/15/01), 2007 ++                    1,298,000
 ..............................................................................................
         2,215,000   Globo Communicacoes 144A company
                     guaranty 10 1/2s, 2006 (Brazil)                   2,215,000
 ..............................................................................................
         6,266,000   GST Telecommunications,Inc. company
                     guaranty stepped-coupon zero %
                     (13 7/8s, 12/15/00), 2005 ++                      3,806,595
 ..............................................................................................
         4,735,000   Hyperion Telecommunication Corp.
                     sr. disc. notes stepped-coupon Ser. B,
                     zero % (13s, 4/15/01), 2003 ++                    2,663,438
 ..............................................................................................
         9,250,000   ICG Holdings, Inc. sr. disc. notes
                     stepped-coupon zero %
                     (13 1/2s, 9/15/00), 2005 ++                       6,521,250
 ..............................................................................................
         9,000,000   Intelcom Group (USA), Inc. company
                     guaranty stepped-coupon zero %
                     (12 1/2s, 5/1/01), 2006 ++                        5,827,500
 ..............................................................................................
         3,240,000   Intermedia Communications, Inc. sr. notes
                     Ser. B, 13 1/2s, 2005                             3,709,800
 ..............................................................................................
         4,800,000   Intermedia Communications, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (12 1/2s, 5/15/01), 2006 ++                       3,264,000
 ..............................................................................................
         3,450,000   MFS Communications sr. disc. notes
                     stepped-coupon zero %
                     (9 3/8s, 1/15/99), 2004 ++                        2,992,875
 ..............................................................................................
         4,725,000   Nextlink Communications, Inc. sr. notes
                     12 1/2s, 2006                                     5,032,125
 ..............................................................................................
         8,370,000   Teleport Communications Group Inc. sr.
                     disc. notes stepped-coupon zero %
                     (11 1/8s, 7/1/01), 2007 ++                        5,733,450
----------------------------------------------------------------------------------------------
                                                                      54,708,533
----------------------------------------------------------------------------------------------
Textiles (0.9%)
 ..............................................................................................
         4,180,000   Polysindo International Finance company
                     guaranty 11 3/8s, 2006 (Indonesia)                4,566,650
 ..............................................................................................
         2,000,000   Tultex Corp. sr. notes 10 5/8s, 2005              2,180,000
----------------------------------------------------------------------------------------------
                                                                       6,746,650
----------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $620,487,604)                            $643,271,801
----------------------------------------------------------------------------------------------
PREFERRED STOCKS (4.2%) *
----------------------------------------------------------------------------------------------
Number of Shares                                                           Value
 ..............................................................................................
            10,375   Alliance Gaming Corp. Ser. B,
                     $15.00 pfd. +++++                                  $985,625
 ..............................................................................................
            33,749   Cablevision Systems Corp. Ser. H,
                     $11.75 pfd. +++++                                 3,155,532
 ..............................................................................................
            42,997   Cablevision Systems Corp. Ser. M,
                     $11.125 dep. shs. pfd. +++++                      3,826,733
 ..............................................................................................
            41,820   Chevy Chase Capital Corp. Ser. A,
                     $5.188 pfd.                                       2,164,185
 ..............................................................................................
            20,000   Chevy Chase Savings Bank $3.25 pfd.                 645,000
 ..............................................................................................
            45,835   Diva Systems Corp. Ser. C, $6.00 pfd.               406,786
 ..............................................................................................
            21,685   El Paso Electric Co. $11.40 pfd +++++             2,407,035
 ..............................................................................................
             1,755   Fresenius Medical Care Ser. D,
                     $9.00 trust pfd.                                  1,785,713
 ..............................................................................................
            21,794   K-III Communications Ser. B,
                     $11.625 pfd. +++++                                2,201,194
 ..............................................................................................
            18,750   K-III Communications Ser. D, $10.00 pfd.          1,872,656
 ..............................................................................................
             1,580   Paxson Communications Corp.
                     $12.50 pfd. +++++                                 1,485,200
 ..............................................................................................
            76,200   SD Warren Co. Ser. B, $3.50 pfd.                  2,743,200
 ..............................................................................................
            71,500   SDW Holdings Corp. 144A $3.50 pfd.                2,098,525
 ..............................................................................................
             6,047   Time Warner Inc. Ser. M, $10.25 pfd. +++++        6,560,995
----------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $31,173,565)                              $32,338,379
----------------------------------------------------------------------------------------------
UNITS (2.3%) *
----------------------------------------------------------------------------------------------
Number of Units                                                            Value
 ..............................................................................................
               750   AmeriKing, Inc. pfd. units zero %, 2008            $825,000
 ..............................................................................................
               273   Celcaribe S.A. 144A units
                     stepped-coupon zero %
                     (13 1/2s, 3/15/98), 2004 ++                       3,112,200
 ..............................................................................................
             5,410   Colt Telecommunications Group PLC
                     units stepped-coupon zero %
                     (12s, 12/15/01), 2006
                     (United Kingdom) ++                               3,218,950
 ..............................................................................................
             2,145   Diva Systems Corp. 144A units
                     stepped-coupon zero %
                     (13s, 5/15/01), 2006 ++                           1,244,100
 ..............................................................................................
             3,000   Fitzgerald Gaming Co. units 13s, 2002             2,400,000
 ..............................................................................................
             2,590   Interact Systems, Inc. 144A units
                     stepped-coupon zero %
                     (14s, 8/1/99), 2003 ++                            1,295,000
 ..............................................................................................
               465   Intercel, Inc. unit stepped-coupon zero %
                     (12s, 2/1/01), 2006 ++                            3,069,000
 ..............................................................................................
             1,000   RSL Communications, Ltd. 144A units
                     12 1/4s, 2006                                     1,015,000
 ..............................................................................................
             3,520   Wireless One Inc. units zero %
                     (13 1/2s, 8/1/01), 2006 ++                        1,707,200
----------------------------------------------------------------------------------------------
                     Total Units (cost $18,001,853)                  $17,886,450
----------------------------------------------------------------------------------------------
BRADY BONDS (2.0%) *
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
        $4,425,000   Argentina (Republic of) FRN Ser. U-D,
                     6 3/8s, 2003                                     $3,407,250
 ..............................................................................................
         4,323,979   Brazil (Republic of) FRB 8s, 2014 +++             3,183,530
 ..............................................................................................
         1,740,000   Brazil (Republic of) FRB 6 1/2s, 2024             1,339,800
 ..............................................................................................
           300,000   Bulgaria (Republic of) IAB FRB
                     6.688s, 2011                                        153,000
 ..............................................................................................
         5,485,000   United Mexican States deb. Ser. B,
                     6 1/4s, 2019                                      4,017,763
 ..............................................................................................
         3,750,000   Venezuela (Government of) FRN
                     6 1/2s, 2007                                      3,304,688
----------------------------------------------------------------------------------------------
                     Total Brady Bonds (cost $15,219,241)            $15,406,031
----------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (1.8%) *
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
         $325,000    Morocco (Government of) FRN
                     3.318s, 2009                                       $266,906
 ..............................................................................................
        22,480,000   Bank of Foreign Economic Affairs of
                     Russia (Vnesheconombank) principal
                     loan 144A 8s, 2020 +##+++                        13,150,800
 ..............................................................................................
           730,000   United Mexican States bonds
                     11 1/2s, 2026                                       771,063
----------------------------------------------------------------------------------------------
                     Total Foreign Government Bonds
                     and Notes (cost $13,304,789)                   $14,188,769
----------------------------------------------------------------------------------------------
COMMON STOCKS (1.4%) *
----------------------------------------------------------------------------------------------
Number of Shares                                                          Value
 ..............................................................................................
             1,520   Applause Enterprises, Inc. +                         $4,560
 ..............................................................................................
             4,275   Axia Holding Corp. 144A +                           214,819
 ..............................................................................................
               885   Cobblestone Holdings Inc. +                          13,275
 ..............................................................................................
            47,844   Computervision Corp. +                              442,557
 ..............................................................................................
            31,372   Conseco Inc.                                      1,999,965
 ..............................................................................................
            60,000   Exide Corp.                                       1,380,000
 ..............................................................................................
            65,930   Gaylord Container Corp. +                           403,821
 ..............................................................................................
           157,742   Grand Union Co. (acquired various
                     dates from 7/15/92 to 12/1/94,
                     cost $4,751,408) +++                                788,710
 ..............................................................................................
           192,000   NEXTEL Communications, Inc. Class A +             2,508,000
 ..............................................................................................
               726   PMI Holdings Corp. 144A +                           159,720
 ..............................................................................................
               665   Premium Holdings L.P. 144A +                          3,323
 ..............................................................................................
           157,853   PSF Holdings LLC Class A                          2,762,428
 ..............................................................................................
             5,000   Southdown, Inc.                                     155,625
 ..............................................................................................
               171   Southland Corp. +                                       508
 ..............................................................................................
            15,000   Specialty Foods Corp. +                               3,750
 ..............................................................................................
             6,840   Terex Corp. Rights
                     expiration date 5/15/00 +                            13,680
----------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $17,657,640)                              $10,854,741
----------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.2%) *
----------------------------------------------------------------------------------------------
        $3,250,000   Exide Corp. 144A cv. sr. sub. notes
                     2.9s, 2005                                       $1,925,625
 ..............................................................................................
           652,000   GST Telecommunications, Inc. cv. sr. disc.
                     notes stepped-coupon zero %
                     (13 7/8s, 12/15/00), 2005 ++                        544,420
 ..............................................................................................
         1,030,000   Integrated Device Technology, Inc. cv. sub.
                     notes 5 1/2s, 2002                                  908,975
 ..............................................................................................
           700,000   National Semiconductor Corp. cv. deb.
                     6 1/2s, 2002                                        685,125
 ..............................................................................................
         3,556,000   Pricellular Wireless Corp. 144A cv. sub.
                     notes stepped-coupon zero %
                     (10 3/4s, 8/15/00) ++                             3,164,840
 ..............................................................................................
         2,000,000   Protection One, Inc. cv. sr. sub. notes
                     6 3/4s, 2003                                      1,830,000
----------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $8,287,636)                               $9,058,985
----------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.4%) * (cost $2,150,000)
----------------------------------------------------------------------------------------------
Number of Shares                                                           Value
 ..............................................................................................
            50,000   Granite Broadcasting Corp. $7.75
                     cv. pfd.                                         $2,825,000
----------------------------------------------------------------------------------------------
WARRANTS (0.3%) *+
----------------------------------------------------------------------------------------------
         Number of                                    Expiration
          Warrants                                          Date           Value
 ..............................................................................................
            40,000   Becker Gaming Corp. 144A           11/15/00         $10,000
 ..............................................................................................
            25,340   CellNet Data Systems, Inc.          6/15/05         741,195
 ..............................................................................................
             2,725   County Seat Holdings, Inc.         10/15/98              55
 ..............................................................................................
             1,399   Grand Union Co. (acquired
                     6/16/93, cost $560) ++              6/16/00              364
 ..............................................................................................
             2,799   Grand Union Co. (acquired
                     7/13/93, cost $280) ++              6/16/00             112
 ..............................................................................................
            12,840   Heartland Wireless
                     Communications 144A                 4/15/00           64,200
 ..............................................................................................
             4,735   Hyperion Telecommunications
                     144A                                4/15/01          94,700
 ..............................................................................................
           120,000   Insight Communications Co.
                     144A                                3/31/98          300,000
 ..............................................................................................
            24,750   Intelcom Group 144A                  6/1/00          346,500
 ..............................................................................................
             3,240   Intermedia Communications,
                     Inc. 144A                            6/1/05         113,400
 ..............................................................................................
             1,360   International Wireless
                     Communications Holdings             8/15/01              14
 ..............................................................................................
             6,789   Louisiana Casino Cruises, Inc.
                     144A                                12/1/98         115,413
 ..............................................................................................
             3,086   NEXTEL Communications Inc.         12/15/98              31
 ..............................................................................................
             7,130   Pagemart, Inc. 144A                12/31/03          57,040
 ..............................................................................................
             5,801   Petracom Holdings, Inc.              2/1/03          41,332
 ..............................................................................................
             7,150   SDW Holdings Corp. Ser. B
                     144A                               12/15/06          92,950
 ..............................................................................................
               960   Sterling Chemicals Holdings         8/15/08          33,600
 ..............................................................................................
                91   Telemedia Broadcasting Corp.         4/1/04          68,558
 ..............................................................................................
            13,160   UCC Investor Holding, Inc.         10/30/99         190,820
 ..............................................................................................
             1,650   Wireless One, Inc.                 10/19/00           1,650
 ..............................................................................................
               305   Wright Medical Technology, Inc.
                     144A                                6/30/03          39,611
----------------------------------------------------------------------------------------------
                     Total Warrants (cost $1,942,587)                 $2,311,545
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.2%) *
----------------------------------------------------------------------------------------------
  Principal Amount                                                         Value
 ..............................................................................................
MXP      4,968,480   Mexican Treasury Bill zero %, June 5, 1997         $568,474
 ..............................................................................................
       $23,817,000   Interest in $378,760,000 joint repurchase
                     agreement dated December 31, 1996
                     with Morgan (J.P.) & Co., Inc. due
                     January 2, 1997 with respect to various
                     U.S. Treasury obligations -- maturity
                     value of $23,825,601 for an effective
                     yield of 6.5%                                    23,821,300
----------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $24,391,888)                              $24,389,774
----------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $752,616,803) ***                        $772,531,475
----------------------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Money Market Fund

Portfolio of investments owned
December 31, 1996

COMMERCIAL PAPER (78.8%) *
----------------------------------------------------------------------------------------------
Principal Amount                                     Maturity Date           Value
 ..............................................................................................
Domestic (52.8%)
 ..............................................................................................
      $5,000,000   AES Barbers Point (Bank
                   of America (LOC)) 5.8s                  1/10/97      $4,991,944
 ..............................................................................................
       7,460,000   AT&T Capital Corp. 5.4s                 3/11/97       7,382,789
 ..............................................................................................
       5,000,000   Bank of Boston 5.78s                    3/12/97       5,000,000
 ..............................................................................................
       5,000,000   Bank One Corp. 5.39s                    1/27/97       4,979,789
 ..............................................................................................
      10,000,000   Chase Manhattan
                   Bank Corp. 5.59s                         3/5/97       9,900,622
 ..............................................................................................
       5,000,000   Ciesco L.P. 5 3/4s                      1/15/97       4,988,021
 ..............................................................................................
      10,000,000   Corp Asset Funding Co. Inc. 5.3s        2/12/97       9,936,694
 ..............................................................................................
      10,000,000   Corporate Receivables
                   Corp. 5.4s                              1/29/97       9,956,500
 ..............................................................................................
       5,000,000   Corporate Receivables
                   Corp. 5.33s                             1/24/97       4,982,233
 ..............................................................................................
       2,502,000   Delaware Funding Corp. 7s                1/2/97       2,501,514
 ..............................................................................................
      10,000,000   Delaware Funding Corp. 5.37s            2/21/97       9,922,433
 ..............................................................................................
      10,000,000   Falcon Asset Securitization
                   Corp. 5.45s                             1/22/97       9,966,695
 ..............................................................................................
       5,000,000   Falcon Asset Securitization
                   Corp. 5.45s                              1/7/97       4,994,701
 ..............................................................................................
      10,000,000   First National Bank
                   of Boston 5.44s                         1/30/97      10,000,000
 ..............................................................................................
      10,000,000   Ford Motor Credit Corp. 5.31s           1/15/97       9,977,875
 ..............................................................................................
       5,000,000   General Electric
                   Capital Services 5.4s                    1/9/97       4,993,250
 ..............................................................................................
       5,000,000   General Electric
                   Capital Services 5.34s                  4/30/97       4,911,000
 ..............................................................................................
      13,000,000   General Motors
                   Acceptance Corp. 7.35s                   1/2/97      12,997,346
 ..............................................................................................
       5,000,000   Household Finance Corp. 5.34s            1/7/97       4,994,808
 ..............................................................................................
      10,000,000   IBM Credit Corp. 5.31s                  1/15/97       9,977,875
 ..............................................................................................
      10,000,000   Morgan (J.P.) & Co. Inc. 5.4s           3/18/97       9,884,500
 ..............................................................................................
       5,000,000   Merrill Lynch & Co. Inc. 5.34s          1/30/97       4,977,750
 ..............................................................................................
      10,000,000   National Rural Utilities
                   Cooperative 5.3                         1/16/97       9,976,445
 ..............................................................................................
      10,000,000   Nationsbank Corp. 5.32s                 1/31/97       9,954,189
 ..............................................................................................
       7,000,000   Preferred Receivables
                   Funding Corp. 5.45s                     1/16/97       6,983,045
 ..............................................................................................
       5,750,000   Preferred Receivables
                   Funding Corp. 5.35s                      2/3/97       5,720,947
 ..............................................................................................
      10,000,000   Sears Roebuck
                   Acceptance Corp. 5.32s                  1/28/97       9,958,622
 ..............................................................................................
       2,600,000   Sheffield Receivables Corp. 5.68s       1/31/97       2,587,283
 ..............................................................................................
       4,500,000   Sheffield Receivables Corp. 5.48s       1/17/97       4,488,355
 ..............................................................................................
       9,000,000   Sheffield Receivables Corp. 5.35s        2/4/97       8,953,188
 ..............................................................................................
      10,000,000   Sherwood Medical
                   Company 5.6s                            2/11/97       9,934,667
----------------------------------------------------------------------------------------------
                                                                      $230,775,080
----------------------------------------------------------------------------------------------
Foreign (26.0%)
 ..............................................................................................
      $5,000,000   Abbey National PLC 5.31s
                   (United Kingdom)                         3/3/97      $4,954,275
 ..............................................................................................
       5,000,000   ABN AMRO North America
                   Finance 5.35s (Netherlands)             4/15/97       4,921,979
 ..............................................................................................
      10,000,000   Bank of Montreal 5.31s
                   (Canada)                                1/10/97       9,985,250
 ..............................................................................................
       5,000,000   Commerzbank U.S. Finance
                   Inc. 5.64s (Germany)                     3/6/97       4,949,083
 ..............................................................................................
       5,000,000   Commonwealth Bank of
                   Australia 5.35s (Australia)             3/13/97       4,946,500
 ..............................................................................................
       5,000,000   Commonwealth Bank of
                   Australia 5.27s (Australia)             5/19/97       4,898,260
 ..............................................................................................
       5,000,000   Den Danske Bank 5.33s
                   (Denmark)                               4/11/97       4,925,232
 ..............................................................................................
      10,000,000   Den Danske Bank 5.32s
                   (Denmark)                               1/29/97       9,957,001
 ..............................................................................................
       5,000,000   National Australia Funding Inc.
                   5.35s (Australia)                        1/6/97       4,995,542
 ..............................................................................................
      14,885,000   Oyster Creek Fuel Corp.
                   (UBS (LOC)) 5.82s (Switzerland)          1/6/97      14,870,562
 ..............................................................................................
       4,750,000   Rabobank USA Financial Corp.
                   5.4s (Netherlands)                       1/9/97       4,743,588
 ..............................................................................................
      15,000,000   Royal Bank of Canada 5.33s
                   (Canada)                                4/29/97      14,735,721
 ..............................................................................................
       5,000,000   Svenska Handelsbanken 5.33s
                   (Sweden)                                 3/5/97       4,952,622
 ..............................................................................................
      10,000,000   Svenska Handelsbanken 5.32s
                   (Sweden)                                1/22/97       9,967,489
 ..............................................................................................
      10,000,000   Toronto Dominion Holdings
                   USA Inc. 5.4s (Canada)                   1/8/97       9,988,000
----------------------------------------------------------------------------------------------
                                                                      $113,791,104
----------------------------------------------------------------------------------------------
                   Total Commercial Paper
                   (cost $344,566,184)                                $344,566,184
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.4%)*
(cost $14,767,683)
----------------------------------------------------------------------------------------------
Principal Amount                                                             Value
 ..............................................................................................
     $15,000,000   Federal National Mortgage
                   Association Discount
                   Notes 5.26s                             4/16/97     $14,767,683
----------------------------------------------------------------------------------------------
Certificates of Deposit (11.4%) *
----------------------------------------------------------------------------------------------
Principal Amount                                     Maturity Date           Value
 ..............................................................................................
     $10,000,000   Bank of Nova Scotia 5.83s
                   (Canada)                                3/10/97     $10,000,376
 ..............................................................................................
      10,000,000   Barclays Bank PLC 5.54s
                   (United Kingdom)                        1/27/97      10,000,364
 ..............................................................................................
      10,000,000   Bayerische Vereinsbank AG
                   5 3/4s (Germany)                         3/4/97      10,000,000
 ..............................................................................................
       5,000,000   Bayerische Vereinsbank AG
                   5.48s (Germany)                          4/7/97       5,000,000
 ..............................................................................................
       5,000,000   Societe Generale 5.62s (France)          4/1/97       4,999,947
 ..............................................................................................
       5,000,000   Societe Generale 5.48s (France)          4/8/97       4,999,733
 ..............................................................................................
       5,000,000   Societe Generale 5.45s (France)          2/7/97       5,000,118
----------------------------------------------------------------------------------------------
                   Total Certificates of Deposit
                   (cost $50,000,538)                                  $50,000,538
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.3%)* (cost $23,083,327)
----------------------------------------------------------------------------------------------
Principal Amount                                                             Value
 ..............................................................................................
     $23,079,000   Interest in $716,873,000 joint repurchase
                   agreement dated December 31, 1996
                   with UBS Securities due January 2, 1997
                   with respect to various U.S. Treasury
                   obligations -- maturity value of
                   $23,087,654 for an effective yield
                   of 6.75%                                            $23,083,327
----------------------------------------------------------------------------------------------
                   Total Investments
                   (cost $432,417,732) ***                            $432,417,732
----------------------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

The fund had the following foreign country concentration greater than 10% at December 31, 1996 as a percentage of market value:

Canada               10.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT New Opportunities Fund

Portfolio of investments owned
December 31, 1996

COMMON STOCKS (96.4%) *
----------------------------------------------------------------------------------------------
Number of Shares                                                             Value
 ..............................................................................................
Advertising (0.7%)
 ..............................................................................................
             145,800    Lamar Advertising Co. +                         $3,535,650
 ..............................................................................................
             219,000    Outdoor Systems, Inc. +                          6,159,375
 ..............................................................................................
             100,000    Universal Outdoor Holdings, Inc. +               2,350,000
----------------------------------------------------------------------------------------------
                                                                        12,045,025
----------------------------------------------------------------------------------------------
Aerospace and Defense (0.6%)
 ..............................................................................................
              90,400    Boeing Co.                                       9,616,300
----------------------------------------------------------------------------------------------
Apparel (1.2%)
 ..............................................................................................
              59,800    Nautica Enterprises, Inc. +                      1,509,950
 ..............................................................................................
              90,400    Nike, Inc.                                       5,401,400
 ..............................................................................................
             106,500    Tommy Hilfiger Corp. +                           5,112,000
 ..............................................................................................
             263,900    Wolverine World Wide, Inc.                       7,653,100
----------------------------------------------------------------------------------------------
                                                                        19,676,450
----------------------------------------------------------------------------------------------
Broadcasting (3.6%)
 ..............................................................................................
             121,300    Chancellor Broadcasting Corp. Class A +          2,880,875
 ..............................................................................................
             457,700    Clear Channel Communications, Inc. +            16,534,390
 ..............................................................................................
              21,200    Cox Radio, Inc. Class A +                          371,000
 ..............................................................................................
             150,000    Emmis Broadcasting Corp. Class A +               4,912,500
 ..............................................................................................
             130,000    Evergreen Media Corp. Class A +                  3,250,000
 ..............................................................................................
              85,300    Heartland Wireless Communications, Inc. +        1,119,564
 ..............................................................................................
             162,700    Infinity Broadcasting Corp. Class A +            5,470,788
 ..............................................................................................
             136,300    Jacor Communications, Inc. +                     3,731,213
 ..............................................................................................
             115,900    LIN Television Corp. +                           4,896,775
 ..............................................................................................
              73,000    SFX Broadcasting, Inc. Class A +                 2,171,750
 ..............................................................................................
             143,900    Sinclair Broadcast Group, Inc. Class A +         3,741,400
 ..............................................................................................
             111,919    Univision Communications, Inc. Class A +         4,141,003
 ..............................................................................................
             199,000    Westwood One, Inc. +                             3,308,375
 ..............................................................................................
             136,900    Young Broadcasting Corp. Class A +               4,004,325
----------------------------------------------------------------------------------------------
                                                                        60,533,958
----------------------------------------------------------------------------------------------
Building Products (0.2%)
 ..............................................................................................
             138,600    Barnett, Inc. +                                  3,776,850
----------------------------------------------------------------------------------------------
Business Services (6.1%)
 ..............................................................................................
             157,500    Affiliated Computer Services, Inc. Class A +     4,685,625
 ..............................................................................................
             409,600    Airgas, Inc. +                                   9,011,200
 ..............................................................................................
              74,100    APAC Teleservices, Inc. +                        2,843,588
 ..............................................................................................
             222,000    Corestaff, Inc. +                                5,258,625
 ..............................................................................................
             460,400    Corporate Express, Inc. +                       13,553,025
 ..............................................................................................
             181,900    Employee Solutions, Inc. +                       3,728,950
 ..............................................................................................
             455,000    First Data Corp.                                16,607,500
 ..............................................................................................
             111,600    Interim Services Inc. +                          3,961,800
 ..............................................................................................
              88,050    Labor Ready, Inc. +                              1,188,675
 ..............................................................................................
              65,300    NOVA Corp./Georgia +                             1,444,763
 ..............................................................................................
             205,600    Paychex, Inc.                                   10,575,550
 ..............................................................................................
             142,400    PMT Services, Inc. +                             2,492,000
 ..............................................................................................
               3,100    Precision Response Corp. +                         108,888
 ..............................................................................................
           1,950,000    Rentokil Group PLC (United Kingdom)             14,655,576
 ..............................................................................................
             247,800    Robert Half International, Inc. +                8,518,125
 ..............................................................................................
              75,409    Select Appointments Holdings PLC
                        ADR (United Kingdom) +                             867,204
 ..............................................................................................
              13,700    Snyder Communications, Inc. +                      369,900
 ..............................................................................................
             110,000    TeleTech Holdings Inc. +                         2,860,000
----------------------------------------------------------------------------------------------
                                                                       102,730,994
----------------------------------------------------------------------------------------------
Cable Television (--%)
 ..............................................................................................
              91,900    Century Communications Corp. Class A +             522,681
----------------------------------------------------------------------------------------------
Chemicals (0.8%)
 ..............................................................................................
             286,300    Praxair, Inc.                                   13,205,588
----------------------------------------------------------------------------------------------
Computers Peripherals (1.3%)
 ..............................................................................................
             659,200    EMC Corp. +                                     21,836,000
----------------------------------------------------------------------------------------------
Computer Services (3.0%)
 ..............................................................................................
             434,200    America Online, Inc. +                          14,437,150
 ..............................................................................................
             234,800    Cambridge Technology Partners, Inc. +            7,880,475
 ..............................................................................................
             137,300    CBT Group PLC ADR (Ireland) +                    7,448,525
 ..............................................................................................
             201,000    Computer Horizons Corp. +                        7,738,500
 ..............................................................................................
              95,400    National TechTeam, Inc. +                        1,908,000
 ..............................................................................................
              25,900    Renaissance Solutions, Inc. +                    1,159,025
 ..............................................................................................
              41,700    Sykes Enterprises, Inc. +                        1,563,750
 ..............................................................................................
             256,900    Vanstar Corp. +                                  6,294,050
 ..............................................................................................
              48,500    Whittman-Hart, Inc. +                            1,242,813
 ..............................................................................................
              34,000    XLConnect Solutions, Inc. +                        977,500
----------------------------------------------------------------------------------------------
                                                                        50,649,788
----------------------------------------------------------------------------------------------
Computer Software (10.8%)
 ..............................................................................................
             276,000    Baan Co., N.V. (Netherlands) +                   9,591,000
 ..............................................................................................
             111,793    CCC Information Services Group +                 1,788,688
 ..............................................................................................
              87,900    Clarify, Inc. +                                  4,219,200
 ..............................................................................................
             550,700    Computer Associates Intl., Inc.                 27,397,325
 ..............................................................................................
              50,700    Documentum, Inc. +                               1,711,125
 ..............................................................................................
             276,200    Electronic Arts, Inc. +                          8,268,738
 ..............................................................................................
              68,000    Forte Software, Inc. +                           2,227,000
 ..............................................................................................
             169,900    Inso Corp. +                                     6,753,525
 ..............................................................................................
             120,000    Legato Systems, Inc. +                           3,915,000
 ..............................................................................................
             243,600    McAfee Associates, Inc. +                       10,718,400
 ..............................................................................................
             261,900    Microsoft Corp. +                               21,639,488
 ..............................................................................................
             395,100    Parametric Technology Corp. +                   20,298,263
 ..............................................................................................
             217,400    PeopleSoft, Inc. +                              10,421,613
 ..............................................................................................
              98,400    Project Software & Development, Inc. +           4,169,700
 ..............................................................................................
             160,000    Rational Software Corp. +                        6,330,000
 ..............................................................................................
              67,000    Remedy Corp. +                                   3,601,250
 ..............................................................................................
              51,000    Sapient Corp. +                                  2,148,375
 ..............................................................................................
              89,300    Saville Systems Ireland PLC ADR
                        (Ireland) +                                      3,627,813
 ..............................................................................................
             234,200    Security Dynamics Technologies, Inc. +           7,377,300
 ..............................................................................................
             293,500    Synopsys, Inc. +                                13,574,375
 ..............................................................................................
             172,400    The Learning Co., Inc. +                         2,478,250
 ..............................................................................................
             178,800    Vantive Corp. +                                  5,587,500
 ..............................................................................................
              74,800    Viasoft, Inc. +                                  3,534,300
----------------------------------------------------------------------------------------------
                                                                       181,378,228
----------------------------------------------------------------------------------------------
Consumer Products (2.5%)
 ..............................................................................................
              73,000    Clorox Co.                                       7,327,375
 ..............................................................................................
             168,800    Gillette Co.                                    13,124,200
 ..............................................................................................
             134,300    Kimberly-Clark Corp.                            12,792,075
 ..............................................................................................
              75,300    Procter & Gamble Co.                             8,094,750
----------------------------------------------------------------------------------------------
                                                                        41,338,400
----------------------------------------------------------------------------------------------
Cosmetics (0.5%)
 ..............................................................................................
             120,500    Avon Products, Inc.                              6,883,563
 ..............................................................................................
              82,600    Thermolase Corp. +                               1,300,950
----------------------------------------------------------------------------------------------
                                                                         8,184,513
----------------------------------------------------------------------------------------------
Data Communications (0.8%)
 ..............................................................................................
             237,801    MFS Communications, Inc. +                      12,920,915
----------------------------------------------------------------------------------------------
Education Services (0.5%)
 ..............................................................................................
             134,300    Apollo Group, Inc. Class A +                     4,490,656
 ..............................................................................................
             155,315    Learning Tree International, Inc. +              4,581,793
----------------------------------------------------------------------------------------------
                                                                         9,072,449
----------------------------------------------------------------------------------------------
Electric Utilities (0.5%)
 ..............................................................................................
             248,000    Calenergy, Inc. +                                8,339,000
----------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.1%)
 ..............................................................................................
             136,000    Cognex Corp. +                                   2,516,000
 ..............................................................................................
             165,700    General Electric Co.                            16,383,588
----------------------------------------------------------------------------------------------
                                                                        18,899,588
----------------------------------------------------------------------------------------------
Energy-Related (0.3%)
 ..............................................................................................
             139,000    Thermo Electron Corp. +                          5,733,750
----------------------------------------------------------------------------------------------
Environmental Control (0.3%)
 ..............................................................................................
             178,700    U.S. Filter Corp. +                              5,673,725
----------------------------------------------------------------------------------------------
Finance (1.5%)
 ..............................................................................................
             180,800    American Express Co.                            10,215,200
 ..............................................................................................
             241,100    Federal National Mortgage Association            8,980,975
 ..............................................................................................
             137,135    TCF Financial Corp.                              5,965,373
----------------------------------------------------------------------------------------------
                                                                        25,161,548
----------------------------------------------------------------------------------------------
Financial Services (1.9%)
 ..............................................................................................
             158,400    Aames Financial Corp.                            5,682,600
 ..............................................................................................
             130,000    Finova Group, Inc.                               8,352,500
 ..............................................................................................
              99,400    First USA Paymentech, Inc. +                     3,367,175
 ..............................................................................................
             277,000    MBNA Corp.                                      11,495,500
 ..............................................................................................
             134,500    RAC Financial Group, Inc. +                      2,841,313
----------------------------------------------------------------------------------------------
                                                                        31,739,088
----------------------------------------------------------------------------------------------
Food and Beverages (1.7%)
 ..............................................................................................
             135,600    Campbell Soup Co.                               10,881,900
 ..............................................................................................
             263,700    Coca-Cola Enterprises, Inc.                     12,789,450
 ..............................................................................................
              75,300    Pioneer Hi-Bred International, Inc.              5,271,000
----------------------------------------------------------------------------------------------
                                                                        28,942,350
----------------------------------------------------------------------------------------------
Funeral/Cemetery Services (1.8%)
 ..............................................................................................
             162,400    Loewen Group, Inc.                               6,353,900
 ..............................................................................................
             355,000    Service Corp. International                      9,940,000
 ..............................................................................................
             389,600    Stewart Enterprises, Inc. Class A               13,246,400
----------------------------------------------------------------------------------------------
                                                                        29,540,300
----------------------------------------------------------------------------------------------
HMO's (0.2%)
 ..............................................................................................
              89,300    Compdent Corp. +                                 3,147,825
----------------------------------------------------------------------------------------------
Health Care Information Systems (1.7%)
 ..............................................................................................
             375,000    HBO & Co.                                       22,265,625
 ..............................................................................................
             141,500    Medic Computer Systems, Inc. +                   5,704,219
----------------------------------------------------------------------------------------------
                                                                        27,969,844
----------------------------------------------------------------------------------------------
Health Care Services (5.6%)
 ..............................................................................................
             112,900    ABR Information Services, Inc. +                 4,445,438
 ..............................................................................................
              64,200    Access Health, Inc. +                            2,872,950
 ..............................................................................................
             166,600    American Medical Response +                      5,414,500
 ..............................................................................................
             261,850    Cardinal Health, Inc.                           15,252,763
 ..............................................................................................
             101,900    Carematrix Corp. +                               1,337,438
 ..............................................................................................
             109,300    Emcare Holdings, Inc. +                          2,541,225
 ..............................................................................................
             283,600    Genesis Health Ventures, Inc. +                  8,827,050
 ..............................................................................................
             678,900    Healthsouth Rehabilitation Corp. +              26,222,513
 ..............................................................................................
             184,000    Renal Treatment Centers, Inc. +                  4,692,000
 ..............................................................................................
             119,500    Rotech Medical Corp. +                           2,509,500
 ..............................................................................................
             147,100    Sunrise Assisted Living, Inc. +                  4,100,413
 ..............................................................................................
              98,000    Total Renal Care Holdings, Inc. +                3,552,500
 ..............................................................................................
              69,200    Vencor, Inc. +                                   2,188,450
 ..............................................................................................
             337,800    Vivra, Inc. +                                    9,331,725
----------------------------------------------------------------------------------------------
                                                                        93,288,465
----------------------------------------------------------------------------------------------
Hosiptal Management (1.0%)
 ..............................................................................................
             741,500    Health Management Assoc., Inc. +                16,683,750
----------------------------------------------------------------------------------------------
Insurance (1.7%)
 ..............................................................................................
              84,400    American International Group, Inc.               9,136,300
 ..............................................................................................
              86,000    CRA Managed Care, Inc. +                         3,870,000
 ..............................................................................................
             235,000    HCC Insurance Holdings, Inc.                     5,640,000
 ..............................................................................................
             203,266    Travelers Group Inc.                             9,223,195
----------------------------------------------------------------------------------------------
                                                                        27,869,495
----------------------------------------------------------------------------------------------
Leisure (0.2%)
 ..............................................................................................
              87,000    Signature Resorts, Inc. +                        3,066,750
----------------------------------------------------------------------------------------------
Lodging (4.4%)
 ..............................................................................................
             240,600    Doubletree Corp. +                              10,827,000
 ..............................................................................................
             333,800    Extended Stay America, Inc. +                    6,717,725
 ..............................................................................................
             514,000    HFS, Inc. +                                     30,711,500
 ..............................................................................................
             195,900    Marriott International, Inc.                    10,823,475
 ..............................................................................................
             309,000    Prime Hospitality Corp. +                        4,982,625
 ..............................................................................................
             218,400    Promus Hotel Corp. +                             6,470,100
 ..............................................................................................
              48,900    Renaissance Hotel Group N.V.
                        (Hong Kong) +                                    1,149,150
 ..............................................................................................
             105,850    Studio Plus Hotels, Inc. +                       1,667,138
----------------------------------------------------------------------------------------------
                                                                        73,348,713
----------------------------------------------------------------------------------------------
Medical Management Services (1.5%)
 ..............................................................................................
              35,000    NCS HealthCare, Inc. Class A +                   1,019,375
 ..............................................................................................
             151,300    OccuSystems, Inc. +                              4,085,100
 ..............................................................................................
             141,700    Pediatrix Medical Group, Inc. +                  5,242,900
 ..............................................................................................
             261,800    Phycor, Inc. +                                   7,428,575
 ..............................................................................................
             126,400    Phymatrix, Inc. +                                1,801,200
 ..............................................................................................
             248,000    Physician Reliance Network, Inc. +               1,922,000
 ..............................................................................................
             162,200    Physicians Resource Group, Inc. +                2,879,050
----------------------------------------------------------------------------------------------
                                                                        24,378,200
----------------------------------------------------------------------------------------------
Medical Supplies and Devices (3.6%)
 ..............................................................................................
             375,593    Boston Scientific Corp. +                       22,535,580
 ..............................................................................................
              49,500    Endosonics Corp. +                                 754,875
 ..............................................................................................
             140,800    I-Stat Corp. +                                   3,344,000
 ..............................................................................................
             130,000    Medtronic, Inc.                                  8,840,000
 ..............................................................................................
             100,300    Neuromedical Systems, Inc. +                     1,328,975
 ..............................................................................................
             345,300    Omnicare, Inc.                                  11,092,763
 ..............................................................................................
             294,300    Physician Sales & Service, Inc. +                4,230,563
 ..............................................................................................
              90,000    Spine-Tech, Inc. +                               2,250,000
 ..............................................................................................
             172,800    Thermo Cardiosystems, Inc. +                     5,184,000
----------------------------------------------------------------------------------------------
                                                                        59,560,756
----------------------------------------------------------------------------------------------
Networking and Communications Equipment (5.8%)
 ..............................................................................................
             149,000    Ascend Communications, Inc. +                    9,256,625
 ..............................................................................................
             134,300    Bay Networks Inc. +                              2,803,513
 ..............................................................................................
              35,600    Black Box Corp. +                                1,468,500
 ..............................................................................................
             461,600    Cabletron Systems, Inc. +                       15,348,200
 ..............................................................................................
             384,000    Cascade Communications Corp. +                  21,168,000
 ..............................................................................................
             135,000    3Com Corp. +                                     9,905,625
 ..............................................................................................
             500,900    Cisco Systems, Inc. +                           31,869,763
 ..............................................................................................
             170,400    Shiva Corp. +                                    5,942,700
----------------------------------------------------------------------------------------------
                                                                        97,762,926
----------------------------------------------------------------------------------------------
Nursing Homes (0.5%)
 ..............................................................................................
             321,000    Health Care & Retirement Corp. +                 9,188,625
----------------------------------------------------------------------------------------------
Office Equipment (0.8%)
 ..............................................................................................
             208,000    BT Office Products International, Inc. +         1,846,000
 ..............................................................................................
             418,000    Viking Office Products, Inc. +                  11,155,375
----------------------------------------------------------------------------------------------
                                                                        13,001,375
----------------------------------------------------------------------------------------------
Oil and Gas (0.6%)
 ..............................................................................................
             105,500    Schlumberger Ltd.                               10,536,813
----------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (6.4%)
 ..............................................................................................
             271,200    Abbott Laboratories                             13,763,400
 ..............................................................................................
             178,900    Biochem Pharmaceutical, Inc. +                   8,989,725
 ..............................................................................................
             137,200    Dura Pharmaceuticals, Inc. +                     6,551,300
 ..............................................................................................
             539,800    Elan Corp. PLC ADR (Ireland) +                  17,948,350
 ..............................................................................................
             221,600    Gilead Sciences, Inc. +                          5,540,000
 ..............................................................................................
             229,400    IDEXX Laboratories, Inc. +                       8,258,400
 ..............................................................................................
              73,400    Martek Biosciences Corp. +                       1,468,000
 ..............................................................................................
             256,100    Merck & Co., Inc.                               20,295,925
 ..............................................................................................
              26,900    Neurogen Corp. +                                   517,825
 ..............................................................................................
              46,000    Parexel International Corp. +                    2,374,750
 ..............................................................................................
             241,100    Pfizer, Inc.                                    19,981,163
 ..............................................................................................
              24,400    Quintiles Transnational Corp. +                  1,616,500
----------------------------------------------------------------------------------------------
                                                                       107,305,338
----------------------------------------------------------------------------------------------
Photography (0.6%)
 ..............................................................................................
             128,000    Eastman Kodak Co.                               10,272,000
----------------------------------------------------------------------------------------------
Publishing (1.1%)
 ..............................................................................................
             120,500    Gannett Co., Inc.                                9,022,438
 ..............................................................................................
              23,600    Mecklermedia Corp. +                               466,100
 ..............................................................................................
             120,500    Tribune Co.                                      9,504,438
----------------------------------------------------------------------------------------------
                                                                        18,992,976
----------------------------------------------------------------------------------------------
Restaurants (2.3%)
 ..............................................................................................
             200,500    Applebee's International, Inc.                   5,513,750
 ..............................................................................................
             400,000    Boston Chicken, Inc. +                          14,350,000
 ..............................................................................................
             266,910    J.D. Wetherspoon PLC (United Kingdom)            5,346,314
 ..............................................................................................
             206,300    Landry's Seafood Restaurants, Inc. +             4,409,663
 ..............................................................................................
             173,475    Papa Johns International, Inc. +                 5,854,781
 ..............................................................................................
             131,400    Rainforest Cafe, Inc. +                          3,087,900
----------------------------------------------------------------------------------------------
                                                                        38,562,408
----------------------------------------------------------------------------------------------
Retail (5.8%)
 ..............................................................................................
             498,400    Bed Bath & Beyond, Inc. +                       12,086,200
 ..............................................................................................
             106,400    Boise Cascade Office Products +                  2,234,400
 ..............................................................................................
              16,500    Borders Group, Inc. +                              591,938
 ..............................................................................................
             400,000    CompUSA, Inc. +                                  8,250,000
 ..............................................................................................
             165,700    CVS Corp.                                        6,855,838
 ..............................................................................................
             414,400    Dixons Group PLC (United Kingdom)                3,848,781
 ..............................................................................................
             271,200    Federated Department Stores +                    9,254,700
 ..............................................................................................
             188,300    Global DirectMail Corp. +                        8,214,588
 ..............................................................................................
             651,200    Officemax, Inc. +                                6,919,000
 ..............................................................................................
             269,800    Revco D.S., Inc. +                               9,982,600
 ..............................................................................................
             195,900    Sears, Roebuck & Co.                             9,035,888
 ..............................................................................................
             420,000    Staples, Inc. +                                  7,586,250
 ..............................................................................................
             250,900    TJX Cos., Inc. (The)                            11,886,388
----------------------------------------------------------------------------------------------
                                                                        96,746,571
----------------------------------------------------------------------------------------------
Satellite Services (0.4%)
 ..............................................................................................
             261,705    PanAmSat Corp. +                                 7,327,740
----------------------------------------------------------------------------------------------
Semiconductors (3.8%)
 ..............................................................................................
             235,050    Analog Devices, Inc. +                           7,962,319
 ..............................................................................................
             153,200    Credence Systems Corp. +                         3,083,150
 ..............................................................................................
             135,600    Intel Corp.                                     17,755,125
 ..............................................................................................
             204,000    Linear Technology Corp.                          8,950,500
 ..............................................................................................
             207,700    Maxim Integrated Products Inc. +                 8,983,025
 ..............................................................................................
              52,000    Microchip Technology, Inc. +                     2,645,500
 ..............................................................................................
             105,500    Texas Instruments, Inc.                          6,725,625
 ..............................................................................................
             181,500    Xilinx, Inc. +                                   6,681,469
----------------------------------------------------------------------------------------------
                                                                        62,786,713
----------------------------------------------------------------------------------------------
Specialty Consumer Products (0.2%)
 ..............................................................................................
              71,100    Central Garden and Pet Co. +                     1,497,544
 ..............................................................................................
              61,100    West Marine, Inc. +                              1,726,075
----------------------------------------------------------------------------------------------
                                                                         3,223,619
----------------------------------------------------------------------------------------------
Telecommunication Equipment (2.3%)
 ..............................................................................................
             145,700    Brooks Fiber Properties, Inc. +                  3,715,350
 ..............................................................................................
              42,210    Diana Corp. +                                    1,160,775
 ..............................................................................................
             374,400    Pairgain Technologies, Inc. +                   11,395,800
 ..............................................................................................
              99,000    Premisys Communications, Inc. +                  3,341,250
 ..............................................................................................
             488,900    Tellabs, Inc. +                                 18,394,863
----------------------------------------------------------------------------------------------
                                                                        38,008,038
----------------------------------------------------------------------------------------------
Telephone Services (2.8%)
 ..............................................................................................
             127,000    Intermedia Communications, Inc. +                3,270,250
 ..............................................................................................
             160,200    IXC Communications, Inc. +                       4,926,150
 ..............................................................................................
              98,400    LCI International, Inc. +                        2,115,600
 ..............................................................................................
             215,400    McLeod, Inc. Class A +                           5,492,700
 ..............................................................................................
             256,100    Sprint Corp.                                    10,211,988
 ..............................................................................................
             288,000    Tel-Save Holdings, Inc. +                        8,352,000
 ..............................................................................................
             494,339    WorldCom, Inc. +                                12,883,710
----------------------------------------------------------------------------------------------
                                                                        47,252,398
----------------------------------------------------------------------------------------------
Wireless Communications (1.4%)
 ..............................................................................................
             200,000    Clearnet Communications, Inc. Class A
                        (Canada) +                                       2,200,000
 ..............................................................................................
              94,700    ICG Communications, Inc. +                       1,669,088
 ..............................................................................................
             517,600    NEXTEL Communications, Inc. Class A +            6,761,150
 ..............................................................................................
             114,500    Omnipoint Corp. +                                2,204,125
 ..............................................................................................
             617,000    Paging Network, Inc. +                           9,409,250
 ..............................................................................................
              56,600    Preferred Networks, Inc. +                         367,900
 ..............................................................................................
              12,900    Western Wireless Corp. Class A +                   178,988
----------------------------------------------------------------------------------------------
                                                                        22,790,501
----------------------------------------------------------------------------------------------
                        Total Common Stocks
                        (cost $1,449,168,806)                       $1,614,589,327
----------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (--%) * (cost $450,000)
----------------------------------------------------------------------------------------------
Number of Shares                                                             Value
 ..............................................................................................
               9,000    Vanstar Corp. 144A $3.375 cv. pfd.                 $45,750
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.6%)* (cost $76,859,408)
----------------------------------------------------------------------------------------------
Principal Amount                                                             Value
 ..............................................................................................
         $76,845,000    Interest in $716,873,000 joint repurchase
                        agreement dated December 31, 1996
                        with UBS Securities due January 2, 1997
                        with respect to various U.S. Treasury
                        obligations -- maturity value of
                        $76,873,817 for an effective yield
                        of 6.75%                                       $76,859,408
----------------------------------------------------------------------------------------------
                        Total Investments
                        (cost $1,526,478,214) ***                   $1,691,914,485
----------------------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT U.S. Government and High Quality Bond Fund

Portfolio of investments owned
December 31, 1996

U.S. Government and Agency Obligations (51.5%) *
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
U.S. Government Agency Mortgage
Pass-Through Certificates (26.1%)
 ..............................................................................................
                           Federal National Mortgage Association
                           Pass-Through Certificates
 ..............................................................................................
              $4,968,432   7s, with due dates from July 1, 2023
                           to February 1, 2025                        $4,858,189
 ..............................................................................................
              15,820,381   6s, Dwarf, with due dates from
                           January 1, 2009 to October 1, 2009         15,207,350
 ..............................................................................................
                           Federal National Mortgage Association
 ..............................................................................................
              28,500,000   7s, TBA, January 16, 2027                  27,867,585
 ..............................................................................................
               6,580,000   6s, Dwarf, TBA, January 16, 2012            6,325,025
 ..............................................................................................
               9,220,000   5.94s, December 12, 2005                    8,772,000
 ..............................................................................................
                           Government National Mortgage
                           Association Pass-Through Certificates
 ..............................................................................................
              29,723,086   7 1/2s, with due dates from
                           January 15, 2023 to
                           12/15/23                                   29,914,243
 ..............................................................................................
              47,981,442   7s, with due dates from April 15, 2023
                           to June 15, 2026                           46,931,638
 ..............................................................................................
              32,247,812   6 1/2s, with due dates from
                           October 15, 2023 to
                           9/15/25                                    30,748,536
 ..............................................................................................
               7,542,172   6 1/2s, Midget, with due dates from
                           June 15, 2008 to May 15, 2009               7,440,821
 ..............................................................................................
               7,814,676   6s, Midget, with due dates from
                           August 15, 2008 to May 15, 2009             7,543,598
 ..............................................................................................
                           Government National Mortgage
                           Association
 ..............................................................................................
              11,145,000   7 1/2s, TBA, January 16, 2027              11,148,455
 ..............................................................................................
               6,820,000   7s, TBA, January 16, 2027                   6,670,775
----------------------------------------------------------------------------------------------
                                                                     203,428,215
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations (25.4%)
 ..............................................................................................
                           U.S. Treasury Bonds
 ..............................................................................................
              16,689,000   11 7/8s, November 15, 2003 #               21,771,301
 ..............................................................................................
              17,735,000   11 5/8s, November 15, 2004                 23,415,698
 ..............................................................................................
              24,430,000   10 3/4s, August 15, 2005                   31,342,957
 ..............................................................................................
                           U.S. Treasury Notes
 ..............................................................................................
              16,975,000   8s, May 15, 2001                           18,139,315
 ..............................................................................................
              40,385,000   7 1/2s, May 15, 2002                       42,700,676
 ..............................................................................................
                 920,000   7 1/4s, August 15, 2004                       968,300
 ..............................................................................................
                 305,000   6 5/8s, July 31, 2001                         309,862
 ..............................................................................................
              47,875,000   6 3/8s, August 15, 2002                    48,189,060
 ..............................................................................................
              10,650,000   6 1/4s, June 30, 1998                      10,721,568
----------------------------------------------------------------------------------------------
                                                                     197,558,737
----------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $398,665,069)                      $400,986,952
----------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (28.0%) *
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
Automotive (0.2%)
 ..............................................................................................
             $1,290,000    Daimler-Benz AG med. term notes,
                           company guaranty 7 3/8s, 2006
                           (Germany)                                  $1,322,508
----------------------------------------------------------------------------------------------
Banks (7.0%)
 ..............................................................................................
               8,500,000   Abbey National First Capital sub. notes
                           8.2s, 2004 (United Kingdom)                 9,116,845
 ..............................................................................................
               2,585,000   Abbey National PLC sub. notes 7.35s,
                           2049 (United Kingdom)                       2,614,753
 ..............................................................................................
               2,850,000   ABN AMRO Holding N.V. sub. notes
                           7.55s, 2006 (Netherlands)                   2,950,805
 ..............................................................................................
               4,000,000   Bangkok Bank Public Co. 144A sub. notes
                           8 1/4s, 2016 (Thailand)                     4,059,840
 ..............................................................................................
               3,790,000   Firstar Capital Trust I 144A bonds
                           8.32s, 2026                                 3,806,600
 ..............................................................................................
               9,000,000   MBNA American Bank, N.A. med. term
                           notes 7.3s, 1999                            9,201,420
 ..............................................................................................
               4,200,000   Merita Bank Ltd. sub. notes 6 1/2s, 2006
                           (Finland)                                   4,001,298
 ..............................................................................................
               1,055,000   NationsBank Corp. sub. notes
                           7 1/4s, 2025                                1,013,918
 ..............................................................................................
               2,000,000   Northern Trust Corp. med. term notes
                           9.2s, 2001                                  2,189,920
 ..............................................................................................
               3,850,000   Peoples Bank- Bridgeport sub. notes
                           7.2s, 2006                                  3,763,991
 ..............................................................................................
               7,000,000   Scotland International Finance 144A
                           sub. notes 8.85s, 2006 (Netherlands)        7,842,800
 ..............................................................................................
               1,740,000   Sparbanken Sverige AB (Swedbank)
                           144A sub. 7 1/2s, 2006 (Sweden)             1,745,707
 ..............................................................................................
               2,070,000   State Street Boston Corp. 144A company
                           guaranty 7.94s, 2026                        2,098,773
----------------------------------------------------------------------------------------------
                                                                      54,406,670
----------------------------------------------------------------------------------------------
Broadcasting (0.7%)
 ..............................................................................................
               5,000,000   Paramount Communications Inc.
                           sr. notes 7 1/2s, 2002                      4,995,850
 ..............................................................................................
                 600,000   Viacom International, Inc. sub. deb.
                           Ser. A, 7s, 2003                              566,556
----------------------------------------------------------------------------------------------
                                                                       5,562,406
----------------------------------------------------------------------------------------------
Chemicals (0.2%)
 ..............................................................................................
               1,645,000   Sociedad Quimica Y Minera de Chile S.A.
                           144A bonds 7.7s, 2006 (Chile)               1,686,125
----------------------------------------------------------------------------------------------
Conglomerates (1.9%)
 ..............................................................................................
               3,000,000   Allied Signal Inc. notes 9.2s, 2003         3,311,490
 ..............................................................................................
               9,760,000   Canadian Pacific Ltd. deb. 9.45s, 2021
                           (Canada)                                   11,516,800
----------------------------------------------------------------------------------------------
                                                                      14,828,290
----------------------------------------------------------------------------------------------
Entertainment (0.3%)
 ..............................................................................................
               2,140,000   Time Warner Entertainment Inc. notes
                           8 7/8s, 2012                                2,339,234
----------------------------------------------------------------------------------------------
Finance (1.5%)
 ..............................................................................................
               4,000,000   International Lease Finance Corp. notes
                           6 1/2s, 1999                                3,991,160
 ..............................................................................................
               7,200,000   Rodamco NV notes 7 3/4s, 2015
                           (Netherlands)                               7,378,632
----------------------------------------------------------------------------------------------
                                                                      11,369,792
----------------------------------------------------------------------------------------------
Financial Services (2.3%)
 ..............................................................................................
               1,890,000    First Financial Caribbean Corp. sr. notes
                           7.84s, 2006                                 1,904,742
 ..............................................................................................
               6,730,000   Ford Motor Credit Corp. notes 8.2s, 2       7,144,703
 ..............................................................................................
               6,075,000   Lehman Brothers Holdings, Inc. med. term
                           notes 6.4s, 1999                            6,039,765
 ..............................................................................................
               3,090,000   Southern Investments Service Co.
                           sr. notes 6.8s, 2006 (United Kingdom)       3,017,540
----------------------------------------------------------------------------------------------
                                                                      18,106,750
----------------------------------------------------------------------------------------------
Insurance (2.1%)
 ..............................................................................................
               8,000,000   AMBAC Indemnity Corp. deb. 9 3/8s, 20       9,598,880
 ..............................................................................................
               2,000,000   Fletcher Challenge Finance USA Ltd.
                           gtd. notes 9s, 1999 (New Zealand)           2,106,000
 ..............................................................................................
               4,655,000   Phoenix Home Life Mutual Insurance Co.
                           144A notes 6.95s, 2006                      4,553,056
----------------------------------------------------------------------------------------------
                                                                      16,257,936
----------------------------------------------------------------------------------------------
Oil and Gas (4.5%)
 ..............................................................................................
               5,505,000   Anadarko Petroleum Corp. deb.
                           7 1/4s, 2025                                5,704,997
 ..............................................................................................
               2,375,000   El Paso Natural Gas Co. deb. 7 1/2s, 2026   2,376,591
 ..............................................................................................
               3,860,000   Husky Oil Ltd. deb. 7.55s, 2016 (Canada)    3,865,944
 ..............................................................................................
               2,000,000   Imperial Oil Ltd. deb. 8 3/4s,
                           2019 (Canada)                               2,163,500
 ..............................................................................................
              10,000,000   Norsk Hydro AS deb. 7.15s, 2025
                           (Norway)                                    9,707,900
 ..............................................................................................
                 460,000   Petroliam Nasional Berhad 144A notes
                           7 5/8s, 2026 (Malaysia)                       463,712
 ..............................................................................................
               5,515,000   Petroliam Nasional Berhad 144A notes
                           7 1/8s, 2005 (Malaysia)                     5,547,097
 ..............................................................................................
               5,000,000   Trans-Canada PipeLines Ltd. deb.
                           8 5/8s, 2012 (Canada)                       5,537,450
----------------------------------------------------------------------------------------------
                                                                      35,367,191
----------------------------------------------------------------------------------------------
Telephone Utilities (0.9%)
 ..............................................................................................
               6,993,000   Telekom Malaysia Berhad 144A deb.
                           7 7/8s, 2025 (Malaysia)                     7,259,363
----------------------------------------------------------------------------------------------
Tobacco (0.8%)
 ..............................................................................................
               1,630,000   RJR Nabisco, Inc. notes 8 3/4s, 2005        1,637,335
 ..............................................................................................
               4,395,000   Sampoerna International Finance Co.
                           144A company guaranty 8 3/8s, 2006
                           (Indonesia)                                 4,466,946
----------------------------------------------------------------------------------------------
                                                                       6,104,281
----------------------------------------------------------------------------------------------
Utilities (5.6%)
 ..............................................................................................
               2,610,000   Arizona Public Service Co. sr. notes
                           6 3/4s, 2006                                2,556,156
 ..............................................................................................
               2,360,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. A, 7 7/8s, 2001                        2,410,504
 ..............................................................................................
               1,095,000   Edison Mission Energy 144A company
                           guaranty 7.33s, 2008                        1,099,599
 ..............................................................................................
               2,680,000   Enersis S.A. ADR notes 7.4s, 2016 (Chile)   2,600,243
 ..............................................................................................
               2,835,000   Enersis S.A. ADR notes 6.6s, 2026 (Chile)   2,781,815
 ..............................................................................................
               3,550,000   Israel Electric Corp., Ltd. 144A sr. notes
                           7 1/4s, 2006 (Israel)                       3,530,475
 ..............................................................................................
               3,000,000   Monongahela Power Co. 1st mtge.
                           8 5/8s, 2021                                3,188,520
 ..............................................................................................
               7,750,000   Ohio Edison Co. med. term notes
                           7 3/8s, 2023                                7,554,778
 ..............................................................................................
               3,000,000   Pacificorp secd. med. term notes
                           8.95s, 2011                                 3,465,510
 ..............................................................................................
               1,650,000   Ras Laffan Natural Gas 144A sec. notes
                           8.294s, 2014 (Qatar)                        1,664,438
 ..............................................................................................
               3,250,000   Ras Laffan Natural Gas 144A sec. notes
                           7.628s, 2006 (Qatar)                        3,262,188
 ..............................................................................................
               4,000,000   Southwestern Public Service Co.
                           1st mtge. 8.2s, 2022                        4,202,880
 ..............................................................................................
               5,000,000   West Penn. Power Co. 1st mtge.
                           7 7/8s, 2022                                5,031,150
----------------------------------------------------------------------------------------------
                                                                      43,348,256
----------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $213,131,371)                      $217,958,802
----------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (8.5%) *
----------------------------------------------------------------------------------------------
        Principal Amount                                                   Value
 ..............................................................................................
               4,242,299   Chase Mortgage Finance Corp. 144A
                           Ser. 94-1, Class B3, 6.612s, 2025           3,873,749
 ..............................................................................................
               3,304,922   Chase Mortgage Finance Corp. 144A
                           Ser. 94-1, Class B2, 6.612s, 2025           3,036,397
 ..............................................................................................
               5,194,835   Chase Mortgage Finance Corp. 144A
                           Ser. 94-1, Class B4, 6.612s, 2025           4,701,326
 ..............................................................................................
                 447,462   Morgan Stanley Mortgage Trust Ser. W,
                           Class 5, 9.05s, 2018                          464,802
 ..............................................................................................
               2,751,457   Paine Webber Mortgage Acceptance
                           Corp. Ser. 94-3, Class M1, 6 1/2s, 2024     2,548,537
 ..............................................................................................
               4,976,092   Prudential Home Mortgage Securities Co.
                           144A Ser. 93-31, Class B1, 6s, 2000         4,773,939
 ..............................................................................................
               4,866,348   Prudential Home Mortgage Securities Co.
                           144A Ser. 94-28, Class B1, 6.767s, 2001     4,729,482
 ..............................................................................................
               9,000,000   Prudential Home Mortgage Securities Co.
                           144A Ser. 94-A, Class 1B3, 6.803s, 2024     8,437,500
 ..............................................................................................
               3,200,000   Prudential Home Mortgage Securities Co.
                           144A Ser. 94-A, Class 3B3, 6.803s, 2024     2,946,000
 ..............................................................................................
               7,348,891   Prudential Home Mortgage Securities Co.
                           144A Ser. 95-C, Class 2B, 7.628s, 2001      7,279,995
 ..............................................................................................
              10,376,027   Residential Funding Mortgage Securities
                           Ser. 93-MZ3, Class A1, 6.97s, 2023         10,165,265
 ..............................................................................................
              14,128,701   Securitized Asset Sales, Inc. Ser. 93-J,
                           Class 1B1, 6.808s, 2023                    13,298,640
 ..............................................................................................
                 529,004   Travelers Mortgage Securities Corp.
                           coll. oblig. Ser. 1, Class Z2, 12s, 2014      606,703
----------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $61,637,602)                        $66,862,335
----------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (5.6%) *
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
AUD           13,285,000   Australia (Government of) bonds
                           10s, 2006                                 $12,312,329
 ..............................................................................................
CAD           12,685,000   Canada (Government of) deb. Ser. A-76,
                           9s, 2025                                   11,396,600
 ..............................................................................................
DEM           17,740,000   Germany (Federal Republic of) bonds
                           6 1/4s, 2006                               11,884,245
 ..............................................................................................
USD            8,115,000   Quebec (Province of) deb. Ser. NN,
                           7 1/8s, 2024                                7,793,159
----------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes (cost $48,264,990)              $43,386,333
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.7%) *
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
             $25,000,000   American Express Credit Account
                           Master Trust Ser. 96-1, Class A,
                           6.8s, 2003                                $25,359,250
 ..............................................................................................
              10,000,000   Green Tree Financial Corp. Ser. 93-3,
                           Class A5, 5 3/4s, 2018                      9,771,800
 ..............................................................................................
                  31,520   Homeowners Federal Savings & Loan
                           Assn. Corp. Mfg. Hsg. contract Ser. 88-A,
                           Class A, 10.15s, 2008                          31,599
 ..............................................................................................
               1,492,066   Merrill Lynch Mortgage Investors, Inc.
                           Ser. 94-G, Class A1, 6.3s, 2014             1,490,201
----------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $35,480,960)                        $36,652,850
----------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%)* (cost $101,527)
----------------------------------------------------------------------------------------------
Number of                                             Expiration/
Contracts                                           Strike Price           Value
 ..............................................................................................
JPY       14,401,000,000   Japanese Government
                           Bond Futures
                           Contracts (Call)    Jan 97/114.25 JPY        $224,656
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.2%) * (cost $55,752,452)
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
             $55,742,000   Interest in $716,873,000 joint repurchase
                           agreement dated December 31, 1996
                           with UBS Securities, Inc. due January 2, 1997
                           with respect to various U.S. Treasury
                           obligations -- maturity value of
                           $55,762,903 for an effective yield
                           of 6.75%                                  $55,752,452
----------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $813,033,971) ***                  $821,824,380
----------------------------------------------------------------------------------------------



Forward Currency Contracts to Buy at December 31, 1996
(aggregate face value $5,473,453)
----------------------------------------------------------------------------------------------
                      Market      Aggregate     Delivery      Unrealized
                       Value     Face Value         Date    Appreciation
 ..............................................................................................
British Pounds    $5,602,212     $5,473,453     3/19/97         $128,759
----------------------------------------------------------------------------------------------



Forward Currency Contracts to Sell at December 31, 1996
(aggregate face value $36,639,088)
----------------------------------------------------------------------------------------------
                         Market       Aggregate     Delivery      Unrealized
                          Value      Face Value         Date    Appreciation/
                                                               (Depreciation)
 ..............................................................................................
Australian Dollars   $12,596,819    $12,975,929      3/19/97        $379,110
 ..............................................................................................
Canadian Dollars       5,785,967      5,924,979      3/19/97         139,012
 ..............................................................................................
Deutschemarks         17,962,684     17,738,180      3/19/97        (224,504)
----------------------------------------------------------------------------------------------
                                                                    $293,618
----------------------------------------------------------------------------------------------



Futures Contracts Outstanding at December 31, 1996
----------------------------------------------------------------------------------------------

                         Market       Aggregate     Delivery      Unrealized
                          Value      Face Value         Date    Depreciation
 ..............................................................................................
US Treasury Bonds
(Long)               $15,429,625    $15,797,813    Mar-97           $(368,188)
----------------------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Utilities Growth and Income Fund

Portfolio of investments owned
December 31, 1996

COMMON STOCKS (78.7%) *
----------------------------------------------------------------------------------------------
Number of Shares                                                           Value
 ..............................................................................................
Aerospace and Defense (0.2%)
 ..............................................................................................
              5,000   Coltec Holdings Inc. +                             $94,375
 ..............................................................................................
             26,500   Gulfstream Aerospace Corp. +                       642,625
 ..............................................................................................
             10,000   Northrop Grumman Corp.                             827,500
----------------------------------------------------------------------------------------------
                                                                       1,564,500
----------------------------------------------------------------------------------------------
Apparel (0.1%)
 ..............................................................................................
              2,159   Footstar, Inc. +                                    53,705
 ..............................................................................................
             12,500   Warnaco Group, Inc.                                370,313
----------------------------------------------------------------------------------------------
                                                                         424,018
----------------------------------------------------------------------------------------------
Appliances (0.1%)
 ..............................................................................................
             16,200   Leggett & Platt, Inc.                              560,925
----------------------------------------------------------------------------------------------
Automotive (0.1%)
 ..............................................................................................
              9,800   Magna International, Inc. Class A (Canada)
 ..............................................................................................
             14,100   Mark IV Industries, Inc.                           319,013
----------------------------------------------------------------------------------------------
                                                                         865,363
----------------------------------------------------------------------------------------------
Banks (0.7%)
 ..............................................................................................
             25,000   Bankers Trust New York Corp.                     2,156,250
 ..............................................................................................
             25,000   Dime Bancorp, Inc. +                               368,750
 ..............................................................................................
              9,800   FirstMerit Corp.                                   347,900
 ..............................................................................................
              9,000   Great Western Financial Corp.                      261,000
 ..............................................................................................
             11,200   Marshall & Ilsley Corp.                            387,800
 ..............................................................................................
             22,500   Washington Mutual, Inc.                            974,531
----------------------------------------------------------------------------------------------
                                                                       4,496,231
----------------------------------------------------------------------------------------------
Basic Industrial Products (0.3%)
 ..............................................................................................
             20,000   AGCO Corp.                                         572,500
 ..............................................................................................
             19,600   Cincinnati Milacron, Inc.                          428,750
 ..............................................................................................
             16,200   General Signal Corp.                               692,550
----------------------------------------------------------------------------------------------
                                                                       1,693,800
----------------------------------------------------------------------------------------------
Building Products (--%)
 ..............................................................................................
              4,700   Armstrong World Industries, Inc.                   326,650
----------------------------------------------------------------------------------------------
Building and Construction (0.3%)
 ..............................................................................................
            220,000   Willbros Group, Inc. +                           2,145,000
----------------------------------------------------------------------------------------------
Business Equipment (--%)
 ..............................................................................................
              4,000   GTECH Holdings Corp. +                             128,000
----------------------------------------------------------------------------------------------
Business Services (0.1%)
 ..............................................................................................
             10,600   Wallace Computer Services, Inc.                    365,700
----------------------------------------------------------------------------------------------
Chemicals (0.4%)
 ..............................................................................................
             17,800   Crompton & Knowles Corp.                           342,650
 ..............................................................................................
              8,000   Georgia Gulf Corp.                                 215,000
 ..............................................................................................
             13,050   Hanna (M.A.) Co.                                   285,469
 ..............................................................................................
             12,500   Olin Corp.                                         470,313
 ..............................................................................................
             15,000   Rohm & Haas Co.                                  1,224,375
----------------------------------------------------------------------------------------------
                                                                       2,537,807
----------------------------------------------------------------------------------------------
Computer Equipment (0.1%)
 ..............................................................................................
             21,200   Comdisco, Inc.                                     673,100
----------------------------------------------------------------------------------------------
Conglomerates (0.2%)
 ..............................................................................................
              9,000   Lancaster Colony Corp.                             414,000
 ..............................................................................................
              8,700   National Service Industries, Inc.                  325,163
 ..............................................................................................
             25,000   Ogden Corp.                                        468,750
----------------------------------------------------------------------------------------------
                                                                       1,207,913
----------------------------------------------------------------------------------------------
Consumer Non Durables (0.1%)
 ..............................................................................................
             40,000   Dial Corp.                                         590,000
----------------------------------------------------------------------------------------------
Containers (--%)
 ..............................................................................................
              9,300   Bemis Inc.                                         342,938
----------------------------------------------------------------------------------------------
Electric Utilities (23.8%)
 ..............................................................................................
             60,000   Boston Edison Co.                                1,612,500
 ..............................................................................................
            113,200   Carolina Power & Light Co.                       4,131,800
 ..............................................................................................
            205,800   Central & South West Corp.                       5,273,625
 ..............................................................................................
             46,200   Central Maine Power Co.                            537,075
 ..............................................................................................
              5,000   Chilectra S.A. 144A ADR (Chile)                    265,000
 ..............................................................................................
              7,300   CILCORP, Inc.                                      267,363
 ..............................................................................................
            154,300   Cinergy Corp.                                    5,149,763
 ..............................................................................................
             89,000   CMS Energy Corp. Class G                         1,635,375
 ..............................................................................................
            140,000   Delmarva Power & Light Co.                       2,852,500
 ..............................................................................................
             51,400   DPL, Inc.                                        1,259,300
 ..............................................................................................
            102,900   DQE, Inc.                                        2,984,100
 ..............................................................................................
             50,000   DTE Energy Co.                                   1,618,750
 ..............................................................................................
            128,744   East Midlands Electricity PLC
                      (United Kingdom) +                               1,466,827
 ..............................................................................................
            250,000   Edison International                             4,968,750
 ..............................................................................................
             50,000   Enova Corp.                                      1,137,500
 ..............................................................................................
            129,000   Florida Progress Corp.                           4,160,250
 ..............................................................................................
            118,300   FPL Group, Inc.                                  5,441,800
 ..............................................................................................
            200,000   Hong Kong Electric Holdings Ltd.
                      (Hong Kong)                                        664,598
 ..............................................................................................
            141,600   Huaneng Power International, Inc. ADR
                      (China) +                                        3,186,000
 ..............................................................................................
            250,000   Iberdrola S.A.(Spain)                            3,543,095
 ..............................................................................................
             25,000   Illinova Corp.                                     687,500
 ..............................................................................................
            422,100   Long Island Lighting Co.                         9,338,963
 ..............................................................................................
            225,000   New York State Electric & Gas Corp.              4,865,625
 ..............................................................................................
            100,000   National Grid Group PLC
                      (United Kingdom) +                                 334,696
 ..............................................................................................
            125,000   New England Electric Systems Inc.                4,359,375
 ..............................................................................................
            154,300   Niagara Mohawk Power Corp. +                     1,523,713
 ..............................................................................................
            146,700   NIPSCO Industries, Inc.                          5,812,988
 ..............................................................................................
            263,500   Northeast Utilities Co.                          3,491,375
 ..............................................................................................
            102,900   Ohio Edison Co.                                  2,340,975
 ..............................................................................................
             97,700   Oklahoma Gas & Electric Co.                      4,078,975
 ..............................................................................................
            100,000   Pacific Gas & Electric Co.                       2,100,000
 ..............................................................................................
             51,400   P P & L Resources, Inc.                          1,182,200
 ..............................................................................................
            149,400   Peco Energy Co.                                  3,772,350
 ..............................................................................................
            205,800   Pinnacle West Capital Corp.                      6,534,150
 ..............................................................................................
            143,400   Potomac Electric Power Co.                       3,692,550
 ..............................................................................................
             68,600   PowerGen PLC ADR (United Kingdom)                2,709,700
 ..............................................................................................
            234,800   Public Service Co. of Colorado                   9,127,850
 ..............................................................................................
             75,000   Public Service Enterprise Group, Inc.            2,043,750
 ..............................................................................................
            185,200   Scana Corp.                                      4,954,100
 ..............................................................................................
            274,398   Scottish Power PLC (United Kingdom)              1,653,588
 ..............................................................................................
            272,600   Sierra Pacific Resources                         7,837,250
 ..............................................................................................
            125,000   Texas Utilities Co.                              5,093,750
 ..............................................................................................
            237,500   TNP Enterprises, Inc.                            6,501,563
 ..............................................................................................
            231,500   Tuscon Electric Power Co. +                      3,848,688
 ..............................................................................................
             95,000   United Illuminating Co.                          2,980,625
 ..............................................................................................
             77,200   Utilicorp United, Inc.                           2,084,400
 ..............................................................................................
             72,000   Washington Water Power Co.                       1,341,000
----------------------------------------------------------------------------------------------
                                                                     156,447,670
----------------------------------------------------------------------------------------------
Electrical Equipment (0.1%)
 ..............................................................................................
             37,000   Vishay Intertechnology, Inc.                       864,875
----------------------------------------------------------------------------------------------
Electronics (0.1%)
 ..............................................................................................
              6,600   Pittway Corp. Class A                              353,100
 ..............................................................................................
             14,000   UCAR International, Inc. +                         526,750
----------------------------------------------------------------------------------------------
                                                                         879,850
----------------------------------------------------------------------------------------------
Farm Equipment (0.1%)
 ..............................................................................................
             18,600   New Holland N.V. (Netherlands) +                   388,275
----------------------------------------------------------------------------------------------
Finance (0.1%)
 ..............................................................................................
              7,000   Beneficial Corp.                                   443,625
----------------------------------------------------------------------------------------------
Food (0.2%)
 ..............................................................................................
             15,000   Dole Food Co.                                      508,125
 ..............................................................................................
             10,000   Flowers Industries, Inc.                           215,000
 ..............................................................................................
             14,300   Hormel Foods Corp.                                 386,100
----------------------------------------------------------------------------------------------
                                                                       1,109,225
----------------------------------------------------------------------------------------------
Food and Beverages (0.1%)
 ..............................................................................................
             30,000   Whitman Corp.                                      686,250
----------------------------------------------------------------------------------------------
Gas Pipelines (4.0%)
 ..............................................................................................
            130,900   Coastal Corp.                                    6,397,738
 ..............................................................................................
             90,700   El Paso Natural Gas Co.                          4,580,350
 ..............................................................................................
             17,500   Equitable Resources, Inc.                          520,625
 ..............................................................................................
            243,400   PanEnergy Corp.                                 10,953,000
 ..............................................................................................
             85,000   TransCanada Pipelines Ltd. (Canada)              1,487,500
 ..............................................................................................
            207,500   Transportadora de Gas del S.A. ADR
                      (Argentina)                                      2,541,875
----------------------------------------------------------------------------------------------
                                                                      26,481,088
----------------------------------------------------------------------------------------------
Gas Utilities (21.4%)
 ..............................................................................................
            200,600   AGL Resources, Inc.                              4,237,675
 ..............................................................................................
            101,000   Atmos Energy Corp.                               2,411,375
 ..............................................................................................
            117,600   Bay State Gas Co.                                3,322,200
 ..............................................................................................
            144,000   Brooklyn Union Gas Co.                           4,338,000
 ..............................................................................................
            110,000   Cascade Natural Gas Corp.                        1,870,000
 ..............................................................................................
            168,700   Columbia Gas System, Inc.                       10,733,538
 ..............................................................................................
             78,200   Connecticut Energy Corp.                         1,661,750
 ..............................................................................................
            125,000   Eastern Enterprises                              4,421,875
 ..............................................................................................
            128,600   Energen Corp.                                    3,890,150
 ..............................................................................................
             36,000   Indiana Energy, Inc.                               877,500
 ..............................................................................................
            155,700   K N Energy, Inc.                                 6,111,225
 ..............................................................................................
             61,700   Laclede Gas Co.                                  1,488,513
 ..............................................................................................
            261,300   MCN Corp.                                        7,545,038
 ..............................................................................................
            175,000   National Fuel Gas Co.                            7,218,750
 ..............................................................................................
             50,000   New Jersey Resources Corp.                       1,462,500
 ..............................................................................................
            159,500   NICOR Inc.                                       5,702,125
 ..............................................................................................
            384,700   Noram Energy Corp.                               5,914,763
 ..............................................................................................
             20,000   North Carolina Natural Gas Corp.                   577,500
 ..............................................................................................
            236,100   Northwest Natural Gas Co.                        5,666,400
 ..............................................................................................
             97,700   NUI Corp.                                        2,210,463
 ..............................................................................................
            138,900   ONEOK, Inc.                                      4,167,000
 ..............................................................................................
            339,500   Pacific Enterprises                             10,312,313
 ..............................................................................................
            134,500   Peoples Energy Corp.                             4,556,188
 ..............................................................................................
             97,400   Piedmont Natural Gas Co., Inc.                   2,276,725
 ..............................................................................................
            102,900   Public Service Co. of North Carolina, Inc.       1,877,925
 ..............................................................................................
            216,800   Questar Corp.                                    7,967,400
 ..............................................................................................
             30,000   South Jersey Industries, Inc.                      731,250
 ..............................................................................................
             68,529   Southern Union Co. +                             1,507,638
 ..............................................................................................
            102,900   Southwest Gas Corp.                              1,980,825
 ..............................................................................................
            223,800   UGI Corp.                                        5,007,525
 ..............................................................................................
            135,000   United Cities Gas Co.                            3,037,500
 ..............................................................................................
             12,700   Washington Energy Co.                              261,938
 ..............................................................................................
             81,100   Washington Gas Light Co.                         1,834,888
 ..............................................................................................
            345,500   Westcoast Energy, Inc.                           5,787,125
 ..............................................................................................
             75,400   WICOR, Inc.                                      2,704,975
 ..............................................................................................
            102,900   Wisconsin Energy Corp.                           2,765,438
 ..............................................................................................
            100,000   Yankee Energy System, Inc.                       2,137,500
----------------------------------------------------------------------------------------------
                                                                     140,575,493
----------------------------------------------------------------------------------------------
HMOs (0.2%)
 ..............................................................................................
              5,000   Pacificare Health Systems, Inc. Class B            426,250
 ..............................................................................................
             25,000   Sierra Health Services +                           615,625
----------------------------------------------------------------------------------------------
                                                                       1,041,875
----------------------------------------------------------------------------------------------
Hospital Management (0.1%)
 ..............................................................................................
             15,000   Quorum Health Group, Inc. +                        446,250
----------------------------------------------------------------------------------------------
Household Products (0.2%)
 ..............................................................................................
             14,300   First Brands Corp.                                 405,763
 ..............................................................................................
             29,100   Premark International, Inc.                        647,475
----------------------------------------------------------------------------------------------
                                                                       1,053,238
----------------------------------------------------------------------------------------------
Insurance (0.9%)
 ..............................................................................................
             11,400   Allmerica Financial Corp.                          381,900
 ..............................................................................................
             12,400   Everest Re Holdings, Inc.                          356,500
 ..............................................................................................
             97,600   GCR Holdings, Ltd.                               2,171,600
 ..............................................................................................
              5,400   Jefferson Pilot Corp.                              305,775
 ..............................................................................................
            138,500   USF&G Corp.                                      2,891,188
----------------------------------------------------------------------------------------------
                                                                       6,106,963
----------------------------------------------------------------------------------------------
Leisure (--%)
 ..............................................................................................
              7,800   Hasbro, Inc.                                       303,225
----------------------------------------------------------------------------------------------
Machinery (0.1%)
 ..............................................................................................
             27,200   Keystone International, Inc.                       547,400
----------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.2%)
 ..............................................................................................
             15,000   Bard (C.R.), Inc.                                $420,000
 ..............................................................................................
             17,000   Bausch & Lomb, Inc.                                595,000
 ..............................................................................................
              7,400   Dentsply International, Inc.                       351,500
 ..............................................................................................
             12,400   Nellcor Puritan Bennett, Inc. +                    271,250
----------------------------------------------------------------------------------------------
                                                                       1,637,750
----------------------------------------------------------------------------------------------
Metals and Mining (0.1%)
 ..............................................................................................
             16,600   Alumax, Inc. +                                     554,025
 ..............................................................................................
             10,000   RWE AG (Germany)                                   423,239
----------------------------------------------------------------------------------------------
                                                                         977,264
----------------------------------------------------------------------------------------------
Networking Equipment (--%)
 ..............................................................................................
             10,000   Bay Networks Inc. +                                208,750
----------------------------------------------------------------------------------------------
Oil and Gas (2.6%)
 ..............................................................................................
              6,200   Diamond Offshore Drilling, Inc. +                  353,400
 ..............................................................................................
             15,000   Mitchell Energy & Development Corp.
                      Class B                                            331,875
 ..............................................................................................
            221,100   NGC Corp.                                        5,140,575
 ..............................................................................................
             19,600   Reading & Bates Corp. +                            519,400
 ..............................................................................................
            165,000   Tejas Gas Corp. +                                7,858,125
 ..............................................................................................
             15,800   Weatherford Enterra, Inc. +                        474,000
 ..............................................................................................
            118,200   Western Gas Resources, Inc.                      2,275,350
----------------------------------------------------------------------------------------------
                                                                      16,952,725
----------------------------------------------------------------------------------------------
Paper and Forest Products (0.1%)
 ..............................................................................................
              7,300   Boise Cascade Corp.                                231,775
 ..............................................................................................
              8,700   Rayonier, Inc.                                     333,863
 ..............................................................................................
              5,000   Temple Inland, Inc.                                270,625
----------------------------------------------------------------------------------------------
                                                                         836,263
----------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
 ..............................................................................................
              9,373   Block Drug, Inc. Class A                           431,158
----------------------------------------------------------------------------------------------
Photography (0.1%)
 ..............................................................................................
             14,500   Polaroid Corp.                                     630,750
----------------------------------------------------------------------------------------------
Publishing (0.4%)
 ..............................................................................................
              6,900   Belo (A.H.) Corp.                                  240,638
 ..............................................................................................
             10,000   Central Newspapers, Inc. Class A                   440,000
 ..............................................................................................
             13,400   Deluxe Corp.                                       438,850
 ..............................................................................................
             25,000   Times Mirror Co. Class A                         1,243,750
----------------------------------------------------------------------------------------------
                                                                       2,363,238
----------------------------------------------------------------------------------------------
REIT's  (2.8%)
 ..............................................................................................
             68,500   Avalon Properties, Inc.                          1,969,375
 ..............................................................................................
            206,800   Beacon Properties Corp.                          7,574,050
 ..............................................................................................
             85,500   Equity Residential Properties Trust              3,526,875
 ..............................................................................................
             40,700   LTC Properties, Inc.                               752,950
 ..............................................................................................
             36,200   Macerich Co.                                       945,725
 ..............................................................................................
             81,400   Nationwide Health Properties, Inc.               1,973,950
 ..............................................................................................
             50,000   Public Storage, Inc.                             1,550,000
----------------------------------------------------------------------------------------------
                                                                      18,292,925
----------------------------------------------------------------------------------------------
Real Estate (--%)
 ..............................................................................................
              8,600   Echelon International Corp., Inc. +                134,375
----------------------------------------------------------------------------------------------
Retail (1.7%)
 ..............................................................................................
              7,500   CVS Corp.                                          310,313
 ..............................................................................................
             20,000   Dillard Department Stores, Inc. Class A            617,500
 ..............................................................................................
             20,200   Family Dollar Stores, Inc.                         411,575
 ..............................................................................................
            847,300   K mart Corp.                                     8,790,738
 ..............................................................................................
             12,000   Payless Shoesource, Inc. +                         450,000
 ..............................................................................................
             23,000   Rite Aid Corp.                                     914,250
----------------------------------------------------------------------------------------------
                                                                      11,494,376
----------------------------------------------------------------------------------------------
Savings and Loans (0.1%)
 ..............................................................................................
              8,500   Ahmanson (H.F.) & Co.                              276,250
 ..............................................................................................
              9,135   Charter One Financial, Inc.                        383,670
----------------------------------------------------------------------------------------------
                                                                         659,920
----------------------------------------------------------------------------------------------
Semiconductors (0.1%)
 ..............................................................................................
             22,100   National Semiconductor Corp. +                     538,688
----------------------------------------------------------------------------------------------
Supermarkets (--%)
 ..............................................................................................
              9,000   Weis Markets, Inc.                                 286,875
----------------------------------------------------------------------------------------------
Telecommunications (0.2%)
 ..............................................................................................
             30,000   Royal PTT Nederland N.V. ADR
                      (Netherlands)                                    1,136,250
----------------------------------------------------------------------------------------------
Telephone Utilities (15.1%)
 ..............................................................................................
             50,000   American Telephone & Telegraph Co.               2,175,000
 ..............................................................................................
            166,500   Ameritech Corp.                                 10,094,063
 ..............................................................................................
             50,000   Bell Atlantic Corp.                              3,237,500
 ..............................................................................................
            225,000   BellSouth Corp.                                  9,084,375
 ..............................................................................................
            211,000   Deutsche Telekom AG ADR (Germany) +              4,299,125
 ..............................................................................................
            162,800   GTE Corp.                                        7,407,400
 ..............................................................................................
            175,000   MCI Communications Corp.                         5,720,313
 ..............................................................................................
            164,600   NYNEX Corp.                                      7,921,375
 ..............................................................................................
            500,000   Pacific Telesis Group                           18,375,000
 ..............................................................................................
             45,000   Portugal Telecom S.A. (Portugal) +               1,271,250
 ..............................................................................................
            226,300   SBC Communications, Inc.                        11,711,025
 ..............................................................................................
            289,000   Sprint Corp.                                    11,523,875
 ..............................................................................................
             10,000   Telecom Argentina S.A. ADR (Argentina) +           403,750
 ..............................................................................................
             10,000   Telefonica de Argentina S.A. ADR
                      (Argentina)                                        258,750
 ..............................................................................................
            100,000   Telefonica del Peru S.A. ADR (Peru) +            1,887,500
 ..............................................................................................
          1,000,000   Telecom Italia S.P.A. (Italy)                    2,597,232
 ..............................................................................................
             50,000   US West, Inc.                                    1,612,500
----------------------------------------------------------------------------------------------
                                                                      99,580,033
----------------------------------------------------------------------------------------------
Textiles (0.1%)
 ..............................................................................................
              6,800   Springs Industries, Inc. Class A                   292,400
 ..............................................................................................
             15,000   Unifi, Inc.                                        481,875
----------------------------------------------------------------------------------------------
                                                                         774,275
----------------------------------------------------------------------------------------------
Tobacco (0.2%)
 ..............................................................................................
             32,000   Dimon Inc.                                         740,000
 ..............................................................................................
             12,400   Universal Corp.                                    398,350
----------------------------------------------------------------------------------------------
                                                                       1,138,350
----------------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ..............................................................................................
             50,000   American Water Works, Inc.                       1,031,250
----------------------------------------------------------------------------------------------
Wireless Communications (0.5%)
 ..............................................................................................
             25,700   Airtouch Communications, Inc. +                  $648,925
 ..............................................................................................
            100,000   360 Communications Co. +                         2,312,500
----------------------------------------------------------------------------------------------
                                                                       2,961,425
----------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $435,640,590)                           $517,363,887
----------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (12.3%) *
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
Electric Utilities (9.0%)
 ..............................................................................................
         $1,000,000   Allegheny Generating Co. deb.
                      6 7/8s, 2023                                      $917,170
 ..............................................................................................
            768,000   Arkansas Electric Corp. bonds 7.33s, 2008          780,365
 ..............................................................................................
          1,000,000   Australian Gas & Light Co.144A sr. notes
                      6 3/8s, 2003 (Australia)                           974,130
 ..............................................................................................
          1,500,000   Chilgener S.A. notes 6 1/2s, 2006 (Chile)        1,428,090
 ..............................................................................................
          1,000,000   Chugach Electric Co. 1st mtge. Ser. A,
                      9.14s, 2022                                      1,126,530
 ..............................................................................................
          1,489,000   Citizens Utilities Co. bonds 7.68s, 2034         1,652,537
 ..............................................................................................
          1,000,000   Cleveland Electric Co. med. term notes
                      8.33s, 1998                                      1,020,200
 ..............................................................................................
          1,000,000   Commonwealth Edison Co. 1st mtge.
                      Ser. 83, 8s, 2008                                1,055,480
 ..............................................................................................
          1,005,000   Connecticut Light & Power Co. 1st mtge.
                      Ser. A, 5 1/2s, 1999                               972,549
 ..............................................................................................
          1,000,000   Connecticut Light & Power Co. 1st mtge.
                      Ser. D, 7 7/8s, 2024                             1,029,290
 ..............................................................................................
          2,500,000   Consumers Power Co. 1st mtge.
                      8 3/4s, 1998                                     2,560,325
 ..............................................................................................
          1,500,000   Duquesne Light Co. deb. 8.7s, 2016               1,572,090
 ..............................................................................................
          1,000,000   Edison Mission Energy 144A company
                      guaranty 7.33s, 2008                             1,004,200
 ..............................................................................................
          2,000,000   Empresa National Electric company
                      guaranty 7.2s, 2006 (Chile)                      1,995,420
 ..............................................................................................
          1,000,000   Georgia Power Co. 1st mtge. 7s, 2000               999,250
 ..............................................................................................
          2,000,000   Hydro Quebec (Government of)
                      guaranty 8.4s, 2022 (Canada)                     2,184,300
 ..............................................................................................
          1,000,000   Iberdrola S.A. notes 7 1/2s, 2002 (Spain)        1,037,930
 ..............................................................................................
          1,469,099   Indiana-Michigan Power Co. deb.
                      9.82s, 2022                                      1,748,742
 ..............................................................................................
          2,000,000   Israel Electric Corp., Ltd. 144A sr. notes
                      7 1/4s, 2006 (Israel)                            1,989,000
 ..............................................................................................
          2,000,000   Kansas City Power & Light Co.
                      med. term notes 5 3/4s, 1998                     1,992,960
 ..............................................................................................
          1,000,000   Kansas Gas & Electric deb. 8.29s, 2016           1,009,270
 ..............................................................................................
          1,000,000   Kentucky Utilities Co. 1st mtge. Ser. R,
                      7.55s, 2025                                        893,438
 ..............................................................................................
          1,500,000   Midwest Power Systems mtge.
                      6 3/4s, 2000                                     1,493,490
 ..............................................................................................
          1,500,000   Ohio Edison Co. 1st mtge. 8 1/4s, 2002           1,579,350
 ..............................................................................................
          1,170,000   Otter Tail Power Co. 1st mtge.
                      7 1/4s, 2002                                     1,191,715
 ..............................................................................................
          2,000,000   Pacific Gas & Electric Co. sr. notes
                      7.1s, 2005                                       2,010,840
 ..............................................................................................
          1,000,000   Philadelphia Electric Co. 1st mtge.
                      8 5/8s, 2022                                     1,043,180
 ..............................................................................................
          2,000,000   Potomac Electric Power Co. 1st mtge.
                      8 1/2s, 2027                                     2,088,820
 ..............................................................................................
          2,000,000   Public Service Co. of Colorado coll. trust
                      6 3/8s, 2005                                     1,923,320
 ..............................................................................................
          2,000,000   Public Service Electric & Gas mtge. notes
                      9 1/4s, 2021                                     2,364,420
 ..............................................................................................
          2,500,000   San Diego Gas & Electric Co. 1st mtge.
                      Ser. JJ, 9 5/8s, 2020                            2,783,850
 ..............................................................................................
          1,500,000   Sierra Pacific Power Co. med. term notes
                      Ser. C, 6.82s, 2006                              1,477,470
 ..............................................................................................
          3,000,000   South Carolina Electric & Gas Co.
                      1st mtge. 7 5/8s, 2005                           3,152,880
 ..............................................................................................
          1,000,000   Southwestern Public Service Co.
                      1st mtge. 8.2s, 2022                             1,050,720
 ..............................................................................................
          3,000,000   System Energy Resources, Inc. deb.
                      7.38s, 2000                                      2,991,150
 ..............................................................................................
          1,000,000   Texas Utilities Co. secd. lease fac. bonds
                      7.46s, 2015                                      1,001,310
 ..............................................................................................
          2,000,000   Utilicorp United, Inc. sr. notes 8.2s, 2007      2,123,120
 ..............................................................................................
          1,000,000   West Penn. Power Co. 1st mtge.
                      7 7/8s, 2022                                     1,006,230
----------------------------------------------------------------------------------------------
                                                                      59,225,131
----------------------------------------------------------------------------------------------
Financial Services (0.3%)
 ..............................................................................................
            825,000   Salton Sea Funding Corp. company
                      guaranty Ser. E, 8.3s, 2011                        855,657
 ..............................................................................................
          1,500,000   Southern Investments Service Co.
                      sr. notes 6.8s, 2006 (United Kingdom)            1,464,825
----------------------------------------------------------------------------------------------
                                                                       2,320,482
----------------------------------------------------------------------------------------------
Gas Utilities (1.3%)
 ..............................................................................................
          1,500,000   Columbia Gas System, Inc. notes Ser. E,
                      7.32s, 2010                                      1,475,250
 ..............................................................................................
          1,000,000   Michigan Consolidated Gas 1st mtge.
                      8 1/4s, 2014                                     1,091,010
 ..............................................................................................
          2,000,000   ONEOK Inc. deb. 9.7s, 2019                       2,194,900
 ..............................................................................................
          2,000,000   Southern Union Gas sr. notes 7.6s, 2024          1,955,660
 ..............................................................................................
          1,500,000   Southwest Gas Corp. deb. 7 1/2s, 2006            1,537,695
----------------------------------------------------------------------------------------------
                                                                       8,254,515
----------------------------------------------------------------------------------------------
Oil and Gas (0.5%)
 ..............................................................................................
          1,500,000   Petroliam Nasional Berhad 144A notes
                      6 7/8s, 2003 (Malaysia)                          1,502,145
 ..............................................................................................
          2,000,000   Transcontinental Gas Pipeline Corp.
                      deb. 7 1/4s, 2026                                1,980,000
----------------------------------------------------------------------------------------------
                                                                       3,482,145
----------------------------------------------------------------------------------------------
Telephone Utilities (1.0%)
 ..............................................................................................
          2,000,000   BellSouth Telecommunication deb.
                      6 3/4s, 2033                                     1,823,820
 ..............................................................................................
          1,500,000   GTE Northwest, Inc. deb. 7 7/8s, 2026            1,513,920
 ..............................................................................................
          1,000,000   Pacific Bell Co. ded. 7 3/4s, 2032                 988,710
 ..............................................................................................
          2,000,000   Telstra Corp. notes 6 1/2s, 2005 (Australia)     1,950,800
----------------------------------------------------------------------------------------------
                                                                       6,277,250
----------------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ..............................................................................................
          1,500,000   Pennsylvania American Water Co. 144A
                      1st mtge. 7.8s, 2026                             1,591,874
----------------------------------------------------------------------------------------------
                      Total Corporate Bonds and Notes
                      (cost $80,729,469)                             $81,151,397
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.1%) *
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
         $2,060,000   U.S. Treasury Bonds 7 1/2s,
                      November 15, 2024                               $2,253,124
 ..............................................................................................
                      U.S. Treasury Notes
 ..............................................................................................
          6,215,000   7 1/2s, Feburary 15, 2005                        6,647,129
 ..............................................................................................
          4,485,000   7 1/4s, August 15,2004                           4,720,463
----------------------------------------------------------------------------------------------
                      Total U.S. Government and
                      Agency Obligations
                      (cost $13,941,670)                             $13,620,716
----------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.4%) * (cost $2,750,000)
----------------------------------------------------------------------------------------------
Number of Shares                                                           Value
 ..............................................................................................
            110,000   Bankers Trust New York Corp. Ser. Q,
                      $1.436 ,adjustable rate preferred               $2,488,750
----------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%) * (cost $775,000)
----------------------------------------------------------------------------------------------
Number of Shares                                                           Value
 ..............................................................................................
             15,500   Philippine Long Distance Telephone Co.
                      Ser. III, $3.50 cv. pfd. (Philippines)            $790,500
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.7%) * (cost $37,713,070)
----------------------------------------------------------------------------------------------
Principal Amount                                                           Value
 ..............................................................................................
       $37,706,000    Interest in $624,569,000 joint repurchase
                      agreement dated December 31, 1996
                      with SBC Warburg Inc. due January 2, 1997
                      with respect to various U.S. Treasury
                      obligations -- maturity value of
                      $37,720,140 for an effective yield
                      of 6.75%                                       $37,713,070
----------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $571,549,799) ***                       $653,128,320
----------------------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Voyager Fund

Portfolio of investments owned
December 31, 1996

COMMON STOCKS (95.2%) *
----------------------------------------------------------------------------------------------
Number of Shares                                                       Value
 ..............................................................................................
Advertising (0.8%)
 ..............................................................................................
          170,702    Lamar Advertising Co. +                      $4,139,524
 ..............................................................................................
          262,846    Omnicom Group, Inc.                          12,025,205
 ..............................................................................................
          206,181    Outdoor Systems, Inc. +                       5,798,841
 ..............................................................................................
          119,617    TMP Worldwide Inc. +                          1,525,117
 ..............................................................................................
          161,928    Universal Outdoor Holdings, Inc. +            3,805,308
----------------------------------------------------------------------------------------------
                                                                  27,293,995
----------------------------------------------------------------------------------------------
Aerospace and Defense (0.8%)
 ..............................................................................................
          109,188    Boeing Co.                                   11,614,874
 ..............................................................................................
           56,100    Lockheed Martin Corp.                         5,133,150
 ..............................................................................................
          102,800    Northrop Grumman Corp.                        8,506,700
----------------------------------------------------------------------------------------------
                                                                  25,254,724
----------------------------------------------------------------------------------------------
Alcoholic Beverages (0.9%)
 ..............................................................................................
          276,216    Anheuser-Busch Cos., Inc.                    11,048,640
 ..............................................................................................
          455,379    Seagram Co., Ltd.                            17,645,936
----------------------------------------------------------------------------------------------
                                                                  28,694,576
----------------------------------------------------------------------------------------------
Apparel (1.4%)
 ..............................................................................................
          529,848    Gucci Group (Italy)                          33,844,041
 ..............................................................................................
           62,500    Loehmann's Holdings, Inc. +                   1,437,500
 ..............................................................................................
          175,574    Nautica Enterprises, Inc. +                   4,433,244
 ..............................................................................................
          109,603    The Men's Wearhouse, Inc. +                   2,685,274
 ..............................................................................................
           84,469    Wolverine World Wide, Inc.                    2,449,601
----------------------------------------------------------------------------------------------
                                                                  44,849,660
----------------------------------------------------------------------------------------------
Automotive (0.8%)
 ..............................................................................................
          390,109    Echlin, Inc.                                 12,337,197
 ..............................................................................................
          379,920    Snap-On, Inc.                                13,534,650
----------------------------------------------------------------------------------------------
                                                                  25,871,847
----------------------------------------------------------------------------------------------
Banks (2.9%)
 ..............................................................................................
          134,544    Bank of Boston Corp.                          8,644,452
 ..............................................................................................
          262,110    BankAmerica Corp.                            26,145,473
 ..............................................................................................
           40,000    Barnett Banks, Inc.                           1,645,000
 ..............................................................................................
          309,600    Citicorp                                     31,888,800
 ..............................................................................................
          264,057    NationsBank Corp.                            25,811,572
----------------------------------------------------------------------------------------------
                                                                  94,135,297
----------------------------------------------------------------------------------------------
Basic Industrial Products (0.4%)
 ..............................................................................................
          272,973    General Signal Corp.                         11,669,596
----------------------------------------------------------------------------------------------
Broadcasting (2.0%)
 ..............................................................................................
          140,815    Chancellor Broadcasting Corp. Class A +       3,344,356
 ..............................................................................................
          535,781    Clear Channel Communications, Inc. +         19,355,089
 ..............................................................................................
           20,500    Cox Radio, Inc. Class A +                       358,750
 ..............................................................................................
          422,800    Evergreen Media Corp. Class A +              10,570,000
 ..............................................................................................
           97,500    Heartland Wireless Communications, Inc. +     1,279,688
 ..............................................................................................
          177,732    Infinity Broadcasting Corp. Class A +         5,976,239
 ..............................................................................................
          130,353    Jacor Communications, Inc. +                  3,568,413
 ..............................................................................................
          102,396    LIN Television Corp. +                        4,326,231
 ..............................................................................................
           39,027    SFX Broadcasting, Inc. Class A +              1,161,053
 ..............................................................................................
          131,819    Sinclair Broadcast Group, Inc. Class A +      3,427,294
 ..............................................................................................
           69,474    TCI Satellite Entertainment, Inc. Class A +     686,056
 ..............................................................................................
          115,400    Univision Communications, Inc. Class A +      4,269,800
 ..............................................................................................
          417,183    Westwood One, Inc. +                          6,935,667
 ..............................................................................................
           50,900    Young Broadcasting Corp. Class A +            1,488,825
----------------------------------------------------------------------------------------------
                                                                  66,747,461
----------------------------------------------------------------------------------------------
Building Products (0.3%)
 ..............................................................................................
          272,975    Masco Corp.                                   9,827,100
----------------------------------------------------------------------------------------------
Business Services (5.2%)
 ..............................................................................................
           75,855    Abacus Direct Corp. +                         1,422,281
 ..............................................................................................
          157,201    Affiliated Computer Services, Inc. Class A +  4,676,730
 ..............................................................................................
          555,909    Airgas, Inc. +                               12,229,998
 ..............................................................................................
           85,751    APAC Teleservices, Inc. +                     3,290,695
 ..............................................................................................
          295,631    Corestaff, Inc. +                             7,002,759
 ..............................................................................................
          728,693    Corporate Express, Inc. +                    21,450,900
 ..............................................................................................
          531,562    First Data Corp.                             19,402,013
 ..............................................................................................
          270,867    Gartner Group, Inc. Class A +                10,546,884
 ..............................................................................................
          165,062    Interim Services Inc. +                       5,859,701
 ..............................................................................................
          195,484    Interpublic Group Cos. Inc.                   9,285,490
 ..............................................................................................
          358,800    Metromedia International Group, Inc. +        3,543,150
 ..............................................................................................
           23,846    National Data Corp.                           1,037,301
 ..............................................................................................
            7,500    NOVA Corp./Georgia +                            165,938
 ..............................................................................................
          192,155    Paychex, Inc.                                 9,883,973
 ..............................................................................................
           77,829    Pharmaceutical Product
                     Development, Inc. +                           1,965,182
 ..............................................................................................
           38,850    PMT Services, Inc. +                            679,875
 ..............................................................................................
        2,832,700    Rentokil Group PLC (United Kingdom)          21,289,667
 ..............................................................................................
           99,748    Reuters Holdings PLC ADR
                     (United Kingdom)                              7,630,722
 ..............................................................................................
          568,964    Robert Half International, Inc. +            19,558,138
 ..............................................................................................
          174,800    Select Appointments Holdings PLC ADR
                     (United Kingdom) +                            2,010,200
 ..............................................................................................
          254,138    Serco Group PLC (United Kingdom)              2,932,468
 ..............................................................................................
           18,500    Snyder Communications, Inc. +                   499,500
 ..............................................................................................
          196,952    TeleTech Holdings Inc. +                      5,120,752
----------------------------------------------------------------------------------------------
                                                                 171,484,317
----------------------------------------------------------------------------------------------
Cable Television (0.4%)
 ..............................................................................................
          178,230    Tele-Comm Liberty Media Group, Inc.
                     Class A +                                     5,090,694
 ..............................................................................................
          694,737    Tele-Communications, Inc. Class A +           9,075,002
----------------------------------------------------------------------------------------------
                                                                  14,165,696
----------------------------------------------------------------------------------------------
Chemicals (1.8%)
 ..............................................................................................
          163,700    Air Products & Chemicals, Inc.               11,315,763
 ..............................................................................................
           67,325    Betz Laboratories, Inc.                       3,938,513
 ..............................................................................................
          139,929    Great Lakes Chemical Corp.                    6,541,681
 ..............................................................................................
          259,814    Praxair, Inc.                                11,983,921
 ..............................................................................................
          256,650    Raychem Corp.                                20,564,081
 ..............................................................................................
          140,000    Witco Chemical Corp.                          4,270,000
----------------------------------------------------------------------------------------------
                                                                  58,613,959
----------------------------------------------------------------------------------------------
Computer Services (3.1%)
 ..............................................................................................
          584,278    America Online, Inc. +                       19,427,244
 ..............................................................................................
           90,200    CBT Group PLC ADR (Ireland) +                 4,893,350
 ..............................................................................................
          108,600    Electronic Data Systems Corp.                 4,696,950
 ..............................................................................................
        1,253,647    EMC Corp. +                                  41,527,028
 ..............................................................................................
          180,607    IDT Corp. +                                   1,986,677
 ..............................................................................................
          225,083    Keane, Inc. +                                 7,146,385
 ..............................................................................................
           20,200    National TechTeam, Inc. +                       404,000
 ..............................................................................................
          230,474    Sterling Commerce, Inc. +                     8,124,209
 ..............................................................................................
           48,000    Transaction Systems Architects, Inc.
                     Class A +                                     1,596,000
 ..............................................................................................
          432,117    Vanstar Corp. +                              10,586,867
 ..............................................................................................
           30,807    Whittman-Hart, Inc. +                           789,429
 ..............................................................................................
           24,544    XLConnect Solutions, Inc. +                     705,640
----------------------------------------------------------------------------------------------
                                                                 101,883,779
----------------------------------------------------------------------------------------------
Computer Software (9.3%)
 ..............................................................................................
           54,783    Arbor Software Corp. +                        1,328,488
 ..............................................................................................
          721,677    Baan Co., N.V. (Netherlands) +               25,078,276
 ..............................................................................................
          435,289    BMC Software, Inc.                           18,010,082
 ..............................................................................................
           84,500    CCC Information Services Group +              1,352,000
 ..............................................................................................
           61,700    Citrix Systems, Inc. +                        2,410,156
 ..............................................................................................
          103,600    Clarify, Inc. +                               4,972,800
 ..............................................................................................
          123,169    Cognex Corp. +                                2,278,627
 ..............................................................................................
          974,483    Computer Associates Intl., Inc.              48,480,529
 ..............................................................................................
           74,004    Documentum, Inc. +                            2,497,635
 ..............................................................................................
          576,227    Electronic Arts, Inc. +                      17,250,796
 ..............................................................................................
          290,614    Electronics for Imaging, Inc. +              23,903,002
 ..............................................................................................
           67,788    Forte Software, Inc. +                        2,220,057
 ..............................................................................................
          161,897    Geoworks +                                    3,966,477
 ..............................................................................................
            6,300    I2 Technologies, Inc. +                         240,975
 ..............................................................................................
          177,228    Informix Corp. +                              3,611,021
 ..............................................................................................
          119,800    Legato Systems, Inc. +                        3,908,475
 ..............................................................................................
          176,550    McAfee Associates, Inc. +                     7,768,200
 ..............................................................................................
          113,598    Medic Computer Systems, Inc. +                4,579,419
 ..............................................................................................
          228,114    Microsoft Corp. +                            18,847,919
 ..............................................................................................
          983,676    Parametric Technology Corp. +                50,536,355
 ..............................................................................................
          349,728    PeopleSoft, Inc. +                           16,765,086
 ..............................................................................................
           13,700    Project Software & Development, Inc. +          580,538
 ..............................................................................................
           72,936    Raptor Systems, Inc. +                        1,467,837
 ..............................................................................................
          330,600    Rational Software Corp. +                    13,079,363
 ..............................................................................................
           89,168    Scopus Technology, Inc. +                     4,146,312
 ..............................................................................................
          127,440    Security Dynamics Technologies, Inc. +        4,014,360
 ..............................................................................................
          201,453    Synopsys, Inc. +                              9,317,201
 ..............................................................................................
          155,051    The Learning Co., Inc. +                      2,228,858
 ..............................................................................................
          197,200    Vantive Corp. +                               6,162,500
 ..............................................................................................
           85,800    Viasoft, Inc. +                               4,054,050
----------------------------------------------------------------------------------------------
                                                                 305,057,394
----------------------------------------------------------------------------------------------
Consumer Non Durables (0.1%)
 ..............................................................................................
           43,025    Luxottica Group S.P.A. ADR (Italy)            2,237,300
----------------------------------------------------------------------------------------------
Consumer Products (0.8%)
 ..............................................................................................
          287,050    Kimberly-Clark Corp.                         27,341,513
----------------------------------------------------------------------------------------------
Consumer Services (0.1%)
 ..............................................................................................
           83,900    Sabre Group Holdings, Inc. +                  2,338,713
----------------------------------------------------------------------------------------------
Cosmetics (0.2%)
 ..............................................................................................
           99,180    Douglas Holding AG (Germany)                $3,895,093
 ..............................................................................................
          129,358    Thermolase Corp. +                            2,037,389
----------------------------------------------------------------------------------------------
                                                                   5,932,482
----------------------------------------------------------------------------------------------
Data Communications (0.5%)
 ..............................................................................................
          228,900    MFS Communications, Inc. +                   12,475,050
 ..............................................................................................
          148,112    Omnipoint Corp. +                             2,851,156
----------------------------------------------------------------------------------------------
                                                                  15,326,206
----------------------------------------------------------------------------------------------
Education Services (0.3%)
 ..............................................................................................
           53,200    Apollo Group, Inc. Class A +                  1,778,875
 ..............................................................................................
          110,336    DeVRY, Inc. +                                 2,592,896
 ..............................................................................................
           99,900    Learning Tree International, Inc. +           2,947,050
 ..............................................................................................
           60,000    Sylvan Learning Systems, Inc. +               1,710,000
----------------------------------------------------------------------------------------------
                                                                   9,028,821
----------------------------------------------------------------------------------------------
Electric Utilities (0.3%)
 ..............................................................................................
          310,046    Calenergy, Inc. +                            10,425,297
----------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.9%)
 ..............................................................................................
          467,700    ADT Ltd. +                                   10,698,638
 ..............................................................................................
          481,035    Applied Materials, Inc. +                    17,287,195
 ..............................................................................................
          141,834    CHS Electronics, Inc. +                       2,428,907
 ..............................................................................................
          111,100    General Electric Co.                         10,985,013
 ..............................................................................................
          120,364    Hewlett-Packard Co.                           6,048,291
 ..............................................................................................
          154,700    Lernout & Hauspie Speech Products N.V.
                     (Belgium) +                                   2,591,225
 ..............................................................................................
          112,100    Sipex Corp. +                                 3,615,225
 ..............................................................................................
          275,488    Thermo Instrument Systems, Inc. +             9,125,540
----------------------------------------------------------------------------------------------
                                                                  62,780,034
----------------------------------------------------------------------------------------------
Energy-Related (1.3%)
 ..............................................................................................
        1,022,609    Thermo Electron Corp. +                      42,182,621
----------------------------------------------------------------------------------------------
Entertainment (0.5%)
 ..............................................................................................
          229,593    Disney (Walt) Productions, Inc.              15,985,413
----------------------------------------------------------------------------------------------
Environmental Control (0.8%)
 ..............................................................................................
          123,600    Memtec Ltd. ADR (Australia)                   4,063,350
 ..............................................................................................
          233,692    Pall Corp.                                    5,959,146
 ..............................................................................................
          138,752    Republic Industries, Inc. +                   4,327,328
 ..............................................................................................
          191,998    U.S. Filter Corp. +                           6,095,937
 ..............................................................................................
          174,558    WMX Technologies, Inc.                        5,694,955
----------------------------------------------------------------------------------------------
                                                                  26,140,716
----------------------------------------------------------------------------------------------
Finance (4.1%)
 ..............................................................................................
          719,101    American Express Co.                         40,629,207
 ..............................................................................................
          295,209    Federal Home Loan Mortgage Corp.             32,509,891
 ..............................................................................................
          941,607    Federal National Mortgage Association        35,074,861
 ..............................................................................................
          157,812    Household International, Inc.                14,558,157
 ..............................................................................................
           76,306    Morgan (J.P.) & Co., Inc.                     7,449,373
 ..............................................................................................
           46,184    Student Loan Marketing Assn.                  4,300,885
----------------------------------------------------------------------------------------------
                                                                 134,522,374
----------------------------------------------------------------------------------------------
Financial Services (2.5%)
 ..............................................................................................
           56,180    Aames Financial Corp.                         2,015,458
 ..............................................................................................
          180,000    Associates First Capital Corp.                7,942,500
 ..............................................................................................
          113,733    Concord EFS, Inc. +                           3,212,957
 ..............................................................................................
          198,969    Countrywide Credit Industries, Inc.           5,695,488
 ..............................................................................................
           74,891    First USA Paymentech, Inc. +                  2,536,933
 ..............................................................................................
       1.055,198     MBNA Corp.                                   43,790,717
 ..............................................................................................
           75,054    RAC Financial Group, Inc. +                   1,585,516
 ..............................................................................................
           61,585    Southern Pacific Funding Corp. +              1,916,833
 ..............................................................................................
          290,438    TCF Financial Corp.                          12,634,053
----------------------------------------------------------------------------------------------
                                                                  81,330,455
----------------------------------------------------------------------------------------------
Food and Beverages (1.2%)
 ..............................................................................................
          619,760    Archer Daniels Midland Co.                   13,634,720
 ..............................................................................................
          291,146    PepsiCo, Inc.                                 8,516,021
 ..............................................................................................
          294,842    Sara Lee Corp.                               10,982,865
 ..............................................................................................
          209,928    Whitman Corp.                                 4,802,103
----------------------------------------------------------------------------------------------
                                                                  37,935,709
----------------------------------------------------------------------------------------------
Funeral/Cemetery Services (0.1%)
 ..............................................................................................
           96,700    Loewen Group, Inc.                            3,783,388
----------------------------------------------------------------------------------------------
Gas Pipelines (0.9%)
 ..............................................................................................
           65,775    El Paso Natural Gas Co.                       3,321,638
 ..............................................................................................
          393,125    Enron Corp.                                  16,953,516
 ..............................................................................................
          160,860    Sonat, Inc.                                   8,284,290
----------------------------------------------------------------------------------------------
                                                                  28,559,444
----------------------------------------------------------------------------------------------
Gas Utilities (0.6%)
 ..............................................................................................
          327,575    Columbia Gas System, Inc.                    20,841,959
----------------------------------------------------------------------------------------------
Health Care Information Systems (0.5%)
 ..............................................................................................
          258,240    HBO & Co.                                    15,333,000
----------------------------------------------------------------------------------------------
Health Care Services (1.8%)
 ..............................................................................................
           81,650    ABR Information Services, Inc. +              3,214,969
 ..............................................................................................
           55,000    Access Health, Inc. +                         2,461,250
 ..............................................................................................
           73,600    American Medical Response +                   2,392,000
 ..............................................................................................
          228,170    Cardinal Health, Inc.                        13,290,873
 ..............................................................................................
           52,200    Carematrix Corp. +                              685,125
 ..............................................................................................
          522,550    Healthsouth Rehabilitation Corp. +           20,183,494
 ..............................................................................................
          161,200    Renal Treatment Centers, Inc. +               4,110,600
 ..............................................................................................
          150,258    Rotech Medical Corp. +                        3,155,418
 ..............................................................................................
          123,800    Total Renal Care Holdings, Inc. +             4,487,750
 ..............................................................................................
           28,194    Vencor, Inc. +                                  891,635
 ..............................................................................................
          176,337    Vivra, Inc. +                                 4,871,310
----------------------------------------------------------------------------------------------
                                                                  59,744,424
----------------------------------------------------------------------------------------------
Home Building (--%)
 ..............................................................................................
           83,906    Clayton Homes, Inc.                           1,132,734
----------------------------------------------------------------------------------------------
Hospital Management (0.4%)
 ..............................................................................................
          584,864    Health Management Assoc., Inc. +             13,159,440
 ..............................................................................................
          150,000    Physician Reliance Network, Inc. +            1,162,500
----------------------------------------------------------------------------------------------
                                                                  14,321,940
----------------------------------------------------------------------------------------------
Household Products (0.9%)
 ..............................................................................................
          258,050    Blyth Industries, Inc. +                     11,773,531
 ..............................................................................................
          349,471    Tupperware Corp.                             18,740,382
----------------------------------------------------------------------------------------------
                                                                  30,513,913
----------------------------------------------------------------------------------------------
Insurance (1.2%)
 ..............................................................................................
          136,091    Aetna, Inc.                                $10,887,280
 ..............................................................................................
          316,680    American General Corp.                       12,944,295
 ..............................................................................................
           83,959    American International Group, Inc.            9,088,562
 ..............................................................................................
          130,000    HCC Insurance Holdings, Inc.                  3,120,000
 ..............................................................................................
          222,196    USF&G Corp.                                   4,638,342
----------------------------------------------------------------------------------------------
                                                                  40,678,479
----------------------------------------------------------------------------------------------
Leisure (0.1%)
 ..............................................................................................
          119,600    Family Golf Centers, Inc. +                   3,602,950
----------------------------------------------------------------------------------------------
Lodging (1.7%)
 ..............................................................................................
          158,300    Doubletree Corp. +                            7,123,500
 ..............................................................................................
          232,866    Extended Stay America, Inc. +                 4,686,428
 ..............................................................................................
          511,052    HFS, Inc. +                                  30,535,357
 ..............................................................................................
          329,700    Prime Hospitality Corp. +                     5,316,413
 ..............................................................................................
          133,100    Promus Hotel Corp. +                          3,943,088
 ..............................................................................................
          103,822    Renaissance Hotel Group N.V.
                     (Hong Kong) +                                 2,439,817
 ..............................................................................................
           28,100    Studio Plus Hotels, Inc. +                      442,575
----------------------------------------------------------------------------------------------
                                                                  54,487,178
----------------------------------------------------------------------------------------------
Medical Management Services (0.8%)
 ..............................................................................................
           25,800    NCS HealthCare, Inc. Class A +                  751,425
 ..............................................................................................
           88,700    OccuSystems, Inc. +                           2,394,900
 ..............................................................................................
          637,420    Phycor, Inc. +                               18,086,793
 ..............................................................................................
           96,500    Phymatrix, Inc. +                             1,375,125
 ..............................................................................................
           19,700    Physicians Resource Group, Inc. +               349,675
 ..............................................................................................
           80,135    Sunrise Assisted Living, Inc. +               2,233,763
----------------------------------------------------------------------------------------------
                                                                  25,191,681
----------------------------------------------------------------------------------------------
Medical Supplies and Devices (5.2%)
 ..............................................................................................
           28,650    American HomePatient, Inc. +                    780,713
 ..............................................................................................
           75,300    Bard (C.R.), Inc.                             2,108,400
 ..............................................................................................
          342,879    Boston Scientific Corp. +                    20,572,740
 ..............................................................................................
           54,500    Endosonics Corp. +                              831,125
 ..............................................................................................
          415,781    Johnson & Johnson                            20,685,105
 ..............................................................................................
          125,600    Lifecore Biomedical, Inc. +                   2,260,800
 ..............................................................................................
           44,800    Mallinckrodt, Inc.                            1,976,800
 ..............................................................................................
          211,900    Medtronic, Inc.                              14,409,200
 ..............................................................................................
           42,240    Minimed, Inc. +                               1,362,240
 ..............................................................................................
           53,800    Neuromedical Systems, Inc. +                    712,850
 ..............................................................................................
          199,673    Omnicare, Inc.                                6,414,495
 ..............................................................................................
          136,263    Physician Sales & Service, Inc. +             1,958,781
 ..............................................................................................
          239,566    Shared Medical Systems Corp.                 11,798,626
 ..............................................................................................
          221,700    Sola International, Inc. +                    8,424,600
 ..............................................................................................
           84,655    Spine-Tech, Inc. +                            2,116,375
 ..............................................................................................
          481,371    St. Jude Medical, Inc. +                     20,518,439
 ..............................................................................................
        1,043,142    Stryker Corp. +                              31,163,867
 ..............................................................................................
          382,168    Thermo Cardiosystems, Inc. +                 11,465,040
 ..............................................................................................
           84,000    Thermotrex Corp. +                            2,299,500
 ..............................................................................................
            6,570    Trex Medical Corp. +                             85,410
 ..............................................................................................
          218,465    U.S. Surgical Corp.                           8,602,059
----------------------------------------------------------------------------------------------
                                                                 170,547,165
----------------------------------------------------------------------------------------------
Metals and Mining (0.4%)
 ..............................................................................................
          299,549    Freeport-McMoRan Copper &
                     Gold Co., Inc. Class A                        8,424,816
 ..............................................................................................
          197,850    Miller Industries, Inc./Tennessee +           3,957,000
----------------------------------------------------------------------------------------------
                                                                  12,381,816
----------------------------------------------------------------------------------------------
Networking Equipment (4.3%)
 ..............................................................................................
          329,340    Ascend Communications, Inc. +                20,460,248
 ..............................................................................................
          640,889    Bay Networks Inc. +                          13,378,558
 ..............................................................................................
            9,000    Black Box Corp. +                               371,250
 ..............................................................................................
        1,203,694    Cabletron Systems, Inc. +                    40,022,826
 ..............................................................................................
          354,926    Cascade Communications Corp. +               19,565,296
 ..............................................................................................
          567,176    Cisco Systems, Inc. +                        36,086,573
 ..............................................................................................
          185,862    Shiva Corp. +                                 6,481,937
 ..............................................................................................
           58,784    U.S. Robotics Corp. +                         4,232,448
----------------------------------------------------------------------------------------------
                                                                 140,599,136
----------------------------------------------------------------------------------------------
Nursing Homes (0.3%)
 ..............................................................................................
          309,600    Health Care & Retirement Corp. +              8,862,300
----------------------------------------------------------------------------------------------
Office Equipment (1.3%)
 ..............................................................................................
          170,433    Alco Standard Corp.                           7,158,186
 ..............................................................................................
          156,900    BT Office Products International, Inc. +      1,392,488
 ..............................................................................................
          867,849    Viking Office Products, Inc. +               23,160,720
 ..............................................................................................
          207,493    Xerox Corp.                                  10,919,319
----------------------------------------------------------------------------------------------
                                                                  42,630,713
----------------------------------------------------------------------------------------------
Oil and Gas (3.0%)
 ..............................................................................................
           88,098    British Petroleum Co. PLC ADR
                     (United Kingdom)                             12,454,855
 ..............................................................................................
           54,534    Exxon Corp.                                   5,344,332
 ..............................................................................................
          223,886    Halliburton Co.                              13,489,132
 ..............................................................................................
          240,213    Mobil Corp.                                  29,366,039
 ..............................................................................................
          104,881    Production Operators Corp.                    4,876,967
 ..............................................................................................
          125,454    Schlumberger Ltd.                            12,529,718
 ..............................................................................................
          535,224    Total Corp. ADR (France)                     21,542,766
----------------------------------------------------------------------------------------------
                                                                  99,603,809
----------------------------------------------------------------------------------------------
Paper and Forest Products (0.5%)
 ..............................................................................................
          147,212    Fort Howard Corp. +                           4,075,932
 ..............................................................................................
           50,067    Unisource Worldwide, Inc. +                   1,013,847
 ..............................................................................................
           53,910    Temple Inland, Inc.                           2,917,879
 ..............................................................................................
          195,125    Weyerhaeuser Co.                              9,244,047
----------------------------------------------------------------------------------------------
                                                                  17,251,705
----------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (4.2%)
 ..............................................................................................
          141,804    Astra AB (Sweden)                             6,987,053
 ..............................................................................................
          185,767    Biochem Pharmaceutical, Inc. +                9,334,792
 ..............................................................................................
          125,662    Dura Pharmaceuticals, Inc. +                  6,000,361
 ..............................................................................................
          238,522    Elan Corp. PLC ADR (Ireland) +                7,930,857
 ..............................................................................................
          236,200    Gilead Sciences, Inc. +                       5,905,000
 ..............................................................................................
          182,033    IDEXX Laboratories, Inc. +                    6,553,188
 ..............................................................................................
          183,600    Lilly (Eli) & Co.                            13,402,800
 ..............................................................................................
           82,000    Martek Biosciences Corp. +                    1,640,000
 ..............................................................................................
          130,173    Merck & Co., Inc.                            10,316,210
 ..............................................................................................
           39,120    Neurogen Corp. +                                753,060
 ..............................................................................................
           77,823    Parexel International Corp. +                 4,017,612
 ..............................................................................................
          336,528    Pfizer, Inc.                                 27,889,758
 ..............................................................................................
          613,459    Pharmacia & Upjohn, Inc.                     24,308,313
 ..............................................................................................
          166,955    Smithkline Beecham PLC ADR
                     (United Kingdom)                             11,352,940
 ..............................................................................................
            3,200    Transkaryotic Therapies, Inc. (Malaysia)         59,200
 ..............................................................................................
           37,500    Warner-Lambert Co.                            2,812,500
----------------------------------------------------------------------------------------------
                                                                 139,263,644
----------------------------------------------------------------------------------------------
Photography (1.4%)
 ..............................................................................................
          305,800    Eastman Kodak Co.                            24,540,450
 ..............................................................................................
          495,100    Polaroid Corp.                               21,536,850
----------------------------------------------------------------------------------------------
                                                                  46,077,300
----------------------------------------------------------------------------------------------
Publishing (2.5%)
 ..............................................................................................
          578,805    Deluxe Corp.                                 18,955,864
 ..............................................................................................
           50,000    Gannett Co., Inc.                             3,743,750
 ..............................................................................................
          212,795    Harcourt General, Inc.                        9,815,169
 ..............................................................................................
          111,400    McGraw-Hill, Inc.                             5,138,325
 ..............................................................................................
          111,350    Tribune Co.                                   8,782,731
 ..............................................................................................
          262,345    Wolters Kluwer N.V. (Netherlands)            34,846,728
----------------------------------------------------------------------------------------------
                                                                  81,282,567
----------------------------------------------------------------------------------------------
Railroads (0.7%)
 ..............................................................................................
          128,844    Burlington Northern Santa Fe Corp.           11,128,901
 ..............................................................................................
          288,225    Wisconsin Central Transportation Corp. +     11,420,916
----------------------------------------------------------------------------------------------
                                                                  22,549,817
----------------------------------------------------------------------------------------------
Restaurants (0.9%)
 ..............................................................................................
          324,604    Applebee's International, Inc.                8,926,610
 ..............................................................................................
          226,996    Boston Chicken, Inc. +                        8,143,482
 ..............................................................................................
          449,066    J.D. Wetherspoon PLC (United Kingdom)         8,994,963
 ..............................................................................................
          176,000    Landry's Seafood Restaurants, Inc. +          3,762,000
 ..............................................................................................
           30,900    PizzaExpress PLC (United Kingdom)               279,052
----------------------------------------------------------------------------------------------
                                                                  30,106,107
----------------------------------------------------------------------------------------------
Retail (6.9%)
 ..............................................................................................
          369,803    Bed Bath & Beyond, Inc. +                     8,967,723
 ..............................................................................................
          181,463    Boise Cascade Office Products +               3,810,723
 ..............................................................................................
          863,198    CompUSA, Inc. +                              17,803,459
 ..............................................................................................
          390,601    Dayton Hudson Corp.                          15,331,089
 ..............................................................................................
        1,312,345    Dixons Group PLC (United Kingdom)            12,188,535
 ..............................................................................................
          334,757    Federated Department Stores +                11,423,583
 ..............................................................................................
           87,900    Global DirectMail Corp. +                     3,834,638
 ..............................................................................................
          231,948    Kohls Corp. +                                 9,103,959
 ..............................................................................................
          541,225    Lowe's Cos., Inc.                            19,213,488
 ..............................................................................................
        1,320,518    Officemax, Inc. +                            14,030,504
 ..............................................................................................
          240,208    Payless Shoesource, Inc. +                    9,007,800
 ..............................................................................................
          203,527    Petco Animal Supplies, Inc. +                 4,223,185
 ..............................................................................................
        1,233,824    Price/Costco, Inc. +                         30,999,828
 ..............................................................................................
          460,250    Revco D.S., Inc. +                           17,029,250
 ..............................................................................................
          262,037    Rite Aid Corp.                               10,415,971
 ..............................................................................................
          173,291    Saks Holdings, Inc. +                         4,678,857
 ..............................................................................................
          495,611    Staples, Inc. +                               8,951,974
 ..............................................................................................
          937,505    Starbucks Corp. +                            26,836,081
----------------------------------------------------------------------------------------------
                                                                 227,850,647
----------------------------------------------------------------------------------------------
Satellite Services (0.3%)
 ..............................................................................................
          414,085    PanAmSat Corp. +                             11,594,380
----------------------------------------------------------------------------------------------
Semiconductors (3.2%)
 ..............................................................................................
           56,700    Actel Corp. +                                 1,346,625
 ..............................................................................................
          378,777    Analog Devices, Inc. +                       12,831,071
 ..............................................................................................
           95,733    Lattice Semiconductor Corp.                   4,403,718
 ..............................................................................................
          458,020    Linear Technology Corp.                      20,095,628
 ..............................................................................................
          606,657    Maxim Integrated Products Inc. +             26,237,915
 ..............................................................................................
           35,000    Microchip Technology, Inc. +                  1,780,625
 ..............................................................................................
          507,631    National Semiconductor Corp. +               12,373,506
 ..............................................................................................
          168,544    SGS-Thomson Microelectronics ADR
                     (France) +                                   11,798,080
 ..............................................................................................
          125,000    Texas Instruments, Inc.                       7,968,750
 ..............................................................................................
          196,551    Xilinx, Inc. +                                7,235,534
----------------------------------------------------------------------------------------------
                                                                 106,071,452
----------------------------------------------------------------------------------------------
Specialty Consumer Products (0.4%)
 ..............................................................................................
           73,498    Central Garden and Pet Co. +                  1,548,052
 ..............................................................................................
          269,012    Fastenal Co.                                 12,307,299
----------------------------------------------------------------------------------------------
                                                                  13,855,351
----------------------------------------------------------------------------------------------
Steel (0.1%)
 ..............................................................................................
           53,688    Nucor Corp.                                   2,738,088
----------------------------------------------------------------------------------------------
Supermarkets (0.4%)
 ..............................................................................................
           20,700    Carrefour Supermarche (France)               13,468,864
----------------------------------------------------------------------------------------------
Telecommunication Equipment (1.4%)
 ..............................................................................................
           35,600    Andrew Corp. +                                1,889,025
 ..............................................................................................
           84,407    Brooks Fiber Properties, Inc. +               2,152,379
 ..............................................................................................
          281,600    Pairgain Technologies, Inc. +                 8,571,200
 ..............................................................................................
          385,561    Picturetel Corp. +                           10,024,586
 ..............................................................................................
          585,759    Tellabs, Inc. +                              22,039,182
 ..............................................................................................
           19,700    West TeleServices Corp. +                       448,175
----------------------------------------------------------------------------------------------
                                                                  45,124,547
----------------------------------------------------------------------------------------------
Telephone Services (2.2%)
 ..............................................................................................
           18,200    Deutsche Telekom AG ADR (Germany) +             370,825
 ..............................................................................................
          267,320    GTE Corp.                                    12,163,060
 ..............................................................................................
           57,000    Intermedia Communications, Inc. +             1,467,750
 ..............................................................................................
           95,856    IXC Communications, Inc. +                    2,947,572
 ..............................................................................................
          162,619    LCI International, Inc. +                     3,496,309
 ..............................................................................................
          406,771    MCI Communications Corp.                     13,296,327
 ..............................................................................................
          308,600    McLeod, Inc. Class A +                        7,869,300
 ..............................................................................................
           24,800    Pacific Gateway Exchange, Inc. +                905,200
 ..............................................................................................
          371,290    Sprint Corp.                                 14,805,189
 ..............................................................................................
          117,376    Tel-Save Holdings, Inc. +                     3,403,904
 ..............................................................................................
          413,313    WorldCom, Inc. +                             10,771,970
----------------------------------------------------------------------------------------------
                                                                  71,497,406
----------------------------------------------------------------------------------------------
Textiles (0.2%)
 ..............................................................................................
          172,000    St. John Knits, Inc.                          7,482,000
----------------------------------------------------------------------------------------------
Tobacco (0.3%)
 ..............................................................................................
          326,284    UST, Inc.                                    10,563,445
----------------------------------------------------------------------------------------------
Trucking (0.2%)
 ..............................................................................................
          288,900    Ryder System, Inc.                            8,125,313
----------------------------------------------------------------------------------------------
Wireless Communications (1.2%)
 ..............................................................................................
          285,061    Airtouch Communications, Inc. +               7,197,790
 ..............................................................................................
          110,566    CellNet Data Systems, Inc. +                  1,617,028
 ..............................................................................................
          131,791    Clearnet Communications, Inc. Class A
                     (Canada) +                                    1,449,701
 ..............................................................................................
          103,402    ICG Communications, Inc. +                    1,822,460
 ..............................................................................................
        1,355,810    NEXTEL Communications, Inc. Class A +        17,710,268
 ..............................................................................................
          485,996    Paging Network, Inc. +                        7,411,439
 ..............................................................................................
          159,600    Preferred Networks, Inc. +                    1,037,400
 ..............................................................................................
           26,100    Western Wireless Corp. Class A +                362,138
----------------------------------------------------------------------------------------------
                                                                  38,608,224
----------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $2,502,257,773)                    $3,125,383,941
----------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%)* (cost $7,244,696)
----------------------------------------------------------------------------------------------
 Number of Shares                                                      Value
 ..............................................................................................
           39,380    Fresenius AG pfd. (Germany) +                $8,129,075
----------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (--%)* (cost $335,000)
----------------------------------------------------------------------------------------------
 Number of Shares                                                      Value
 ..............................................................................................
            6,700    Vanstar Corp. 144A $3.375 cv. pfd.             $346,725
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.7%) *
----------------------------------------------------------------------------------------------
 Principal Amount                                                      Value
 ..............................................................................................
      $30,000,000    Corporate Asset Funding Corp. effective
                     yield of 5.3%, January 22, 1997             $29,907,243
 ..............................................................................................
       25,000,000    Federal Home Loan Mortgage Corp.
                     effective yield of 5.21%, February 12, 1997  24,848,042
 ..............................................................................................
       25,000,000    Federal National Mortgage Association
                     effective yield of 5.24%, January 29, 1997   24,898,111
 ..............................................................................................
       22,000,000    H.J. Heinz Company effective yield of
                     5.42%, January 21, 1997                      21,933,756
 ..............................................................................................
       25,000,000    Merrill Lynch & Co. Inc. effective yield of
                     5.35%, January 31, 1997                      24,888,542
 ..............................................................................................
       60,886,000    Interest in $716,873,000 joint repurchase
                     agreement dated December 31, 1996
                     with UBS Securities due January 2, 1997
                     with respect to various U.S. Treasury
                     obligations -- maturity value of
                     $60,908,832 for an effective yield
                     of 6.75%                                     60,897,416
----------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $187,373,110)                        $187,373,110
----------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $2,697,210,579) ***                $3,321,232,851
----------------------------------------------------------------------------------------------

See page 76 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM  VARIABLE  TRUST

Notes to the Portfolios
December 31, 1996

   *  Percentages indicated are based on net assets.

   +  Non-income-producing security.

  ++ The interest rate and date shown parenthetically represents the new interest rate to be paid and the date the fund will begin receiving interest income at this rate.

 +++ A portion of the income will be received in additional securities.

++++  Restricted, excluding 144A securities, as to public resale.
      The total market value of restricted securities by fund did not exceed 1% of each fund's net assets.

+++++ Income may be received in cash or additional securities at the discretion of the issuer.

   # A portion of these securities was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 1996.

  ##  When-issued securities or forward commitments (Note 1).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, ADS or GDR after the name of a foreign holding stands for American Depository Receipts, American Depository Shares or
      Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 1996, which are subject to change based on the terms of the security.

 *** On December 31, 1996, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments on a tax basis was as follows:


                                                                                                     Federal Tax
                                            Appreciation      (Depreciation)             Net             Cost
                                            ------------      --------------        ------------      ------------
Putnam VT Asia Pacific Growth Fund        $   11,807,946      $  (4,960,979)        $  6,846,967     $  124,340,297
Putnam VT Diversified Income Fund             13,734,534         (5,770,960)           7,963,574        487,805,241
Putnam VT Global Asset Allocation Fund        86,809,118         (7,374,437)          79,434,681        674,576,497
Putnam VT Global Growth Fund                 214,028,182        (30,056,780)         183,971,402      1,180,054,080
Putnam VT Growth and Income Fund           1,018,431,305        (52,252,333)         966,178,972      4,714,217,456
Putnam VT High Yield Fund                     52,260,828        (32,723,681)          19,537,147        752,994,328
Putnam VT Money Market Fund                           --                 --                   --                 --
Putnam VT New Opportunities Fund             249,205,026        (85,098,061)         164,106,965      1,527,807,520
Putnam VT U.S. Government and
High Quality Bond Fund                        17,605,084         (8,823,516)           8,781,568        813,042,812
Putnam VT Utilities Growth
and Income Fund                               92,497,302        (11,138,630)          81,358,672        571,769,648
Putnam VT Voyager Fund                       730,383,028       (120,515,544)         609,867,484      2,711,365,367

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FIANACIAL STATEMENTS.




[THIS PAGE INTENTIONALLY LEFT BLANK]



<CAPITON>

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------------------------
December 31, 1996
                                               Putnam VT       Putnam VT        Putnam VT         Putnam VT          Putnam VT
                                            Asia Pacific     Diversified     Global Asset     Global Growth         Growth and
                                             Growth Fund     Income Fund  Allocation Fund              Fund        Income Fund
------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities,
at value (Note 1)                            $131,187,264    $495,768,815     $754,011,178    $1,364,025,482    $5,680,396,428
Cash                                              765,041       1,622,695        3,464,706        10,455,293        15,972,910
Foreign currency, at value                            --              --         2,763,339           245,618               --
Dividends, interest, and other receivables        128,604       9,245,457        5,436,655         1,556,887        15,889,054
Receivable for shares of the fund sold            189,070           6,715          203,273         1,834,027         3,279,416
Receivable for securities sold                  1,260,603       1,297,235        8,227,562        14,829,273         5,192,129
Receivable for variation margin                        --              --        3,889,109                --                --
Receivable for open forward
currency contracts                                823,021       1,215,215          999,524         4,860,721                --
Receivable for closed forward
currency contracts                                181,300         466,810          591,886         3,894,849               --
Foreign tax reclaim                                20,313              --           91,353           861,906            22,069
 ..............................................................................................................................
Total assets                                  134,555,216     509,622,942      779,678,585     1,402,564,056     5,720,752,006
 ..............................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --              --               --                --                --
Payable for variation margin                           --              --               --                --                --
Payable for securities purchased                3,676,841       9,966,968       24,562,908        54,493,402        34,208,360
Payable for shares of the fund repurcha                --       2,032,054               --                --           381,195
Payable for compensation of Manager (Note 2)      243,404         828,036        1,199,897         1,915,522         6,453,559
Payable for investor servicing
and custodian fees
(Note 2)                                           28,866          44,736           96,391           218,624           174,928
Payable for compensation of Trustees (Note 2)       1,075           7,339           11,635            17,516            11,740
Payable for administrative services (Note 2)        2,015           2,109            3,070             5,741            10,319
Payable for open forward currency contracts            --       1,567,489          977,852           468,650                --
Payable for closed forward currency contracts          --         265,906          195,640           322,828                --
TBA sale commitments, at value
(proceeds receivable $4,749,065)                       --              --        4,743,879               --                --
Other accrued expenses                             55,431          96,990          153,054           234,941           412,303
 .............................................................................................................................
Total liabilities                               4,007,632      14,811,627       31,944,326        57,677,224        41,652,404
 ..............................................................................................................................
Net assets                                   $130,547,584    $494,811,315     $747,734,259    $1,344,886,832    $5,679,099,602
 ..............................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)              $122,862,310    $455,103,573     $596,185,416    $1,088,676,803    $4,284,231,442
Undistributed net investment
income (loss) (Note 1)                          1,775,888      27,720,672       24,025,712        29,235,076       123,367,843
Accumulated net realized gain (loss)
on investments
and foreign currency transactions (Note 1)     (2,367,199)      2,741,650       42,665,272        34,625,518       295,968,021
Net unrealized appreciation of
investments and assets and liabilities in
foreign currencies                              8,276,585       9,245,420       84,857,859       192,349,435       975,532,296
 ..............................................................................................................................
Total--Representing net assets
applicable tocapital shares
outstanding                                  $130,547,584    $494,811,315     $747,734,259    $1,344,886,832    $5,679,099,602
 ..............................................................................................................................
Computation of net asset value
Number of shares outstanding                   11,855,445      43,893,169       43,350,143        79,683,919       231,214,083
Net asset value, offering price
and redemption price per share
(net assets divided by number
of shares outstanding)                            $11.01          $11.27           $17.25            $16.88            $24.56
 ..............................................................................................................................
Cost of investments (Note 1)                $123,733,344    $486,151,609      $671,903,832    $1,176,098,045   $4,704,872,056
Cost of foreign currency (Note 1)                     --              --         2,812,005           242,558               --
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FIANACIAL STATEMENTS.





Statement of Assets and Liabilities
--------------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                               Putnam VT U.S.       Putnam VT
                                Putnam VT       Putnam VT    Putnam VT New         Government        Utilities    Putnam VT
                               High Yield           Money    Opportunities   and High Quality       Growth and      Voyager
                              Growth Fund     Market Fund             Fund          Bond Fund      Income Fund         Fund
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities,
at value (Note 1)            $ 772,531,475   $ 432,417,732    $ 1,691,914,485   $ 821,824,380    $ 653,128,320   $ 3,321,232,851
Cash                             2,108,842             557          1,648,088         322,802               --         1,589,835
Foreign currency, at value              --              --                 --              --               --                --
Dividends, interest,
and other receivables           11,516,021       1,142,224            632,279      10,252,374        3,464,121         1,909,439
Receivable for shares
of the fund sold                     4,644       4,138,677          3,869,777              52        1,764,046         1,077,473
Receivable for securities
sold                                    --              --          5,042,718              --          335,556        14,653,288
Receivable for variation
margin                                  --              --                 --              --               --                --
Receivable for open forward
currency contracts                      --              --                 --         646,881               --                --
Receivable for closed
forward currency contracts              --              --                 --          78,233               --                --
Foreign tax reclaim                     --              --              2,459              --           13,283            48,384
 ................................................................................................................................
Total assets                   786,160,982     437,699,190      1,703,109,806     833,124,722      658,705,326     3,340,511,270
 ................................................................................................................................
Liabilities
Payable to subcustodian
(Note 2)                                --              --                 --              --           29,755                --
Payable for variation
margin                                  --              --                 --         171,250               --                --
Payable for securities
purchased                       14,295,680              --         25,986,822      52,416,176               --        53,050,334
Payable for shares of
the fund repurchased               614,115           2,115            117,750          29,235           38,233           954,307
Payable for compensation
of Manager (Note 2)              1,198,042         484,282          2,453,878       1,200,412        1,078,069         4,455,133
Payable for investor
servicing and custodian
fees (Note 2)                        7,070          40,685             96,695          42,284           35,168           155,197
Payable for compensation
of Trustees (Note 2)                11,174           5,358             12,002          13,289            3,545            26,175
Payable for administrative
services (Note 2)                    3,151           1,793              5,776           3,012            3,128             9,654
Payable for open forward
currency contracts                      --              --                 --         224,504               --                --
Payable for closed forward
currency contracts                      --              --                 --              --               --                --
TBA sales commitments,
at value (proceeds
receivable $4,749,065)                  --              --                 --              --               --                --
Other accrued expenses             113,951          32,656            240,186         100,997           88,394           370,438
 ................................................................................................................................
Total liabilities               16,243,183         566,889         28,913,109      54,201,159        1,276,292        59,021,238
 ................................................................................................................................

Net assets                    $769,917,799    $437,132,301     $1,674,196,697    $778,923,563     $657,429,034    $3,281,490,032
 ................................................................................................................................
Represented by:
Paid-in capital (Notes
1 and 4)                     $ 692,005,379   $ 437,132,301    $ 1,541,518,630   $ 727,124,545    $ 518,717,290   $ 2,511,810,128
Undistributed net
investment income
(loss) (Note 1)                 57,863,338              --             (3,300)     48,438,520       24,041,912         6,892,836
Accumulated net realized
gain (loss) on investments
and foreign currency
transactions (Note 1)              134,410              --        (32,755,137)     (5,471,694)      33,091,203       138,764,796
Net unrealized appreciation
of investments and assets
and liabilities in
foreign currencies              19,914,672              --        165,436,504       8,832,192       81,578,629       624,022,272
 ................................................................................................................................
Total--Representing net
assets applicable to
capital shares outstanding    $769,917,799    $437,132,301     $1,674,196,697    $778,923,563     $657,429,034    $3,281,490,032
 ................................................................................................................................
Computation of net asset
value
Number of shares
outstanding	                   59,425,005     437,132,301         97,206,802      58,983,969       44,416,497       100,874,389
Net asset value, offering
price and redemption price
per share (net assets
divided by number of
shares outstanding)           $      12.96    $       1.00      $       17.22     $     13.21     $      14.80    $        32.53
 ................................................................................................................................
Cost of investments
(Note 1)                     $ 752,616,803   $ 432,417,732    $ 1,526,478,214   $ 813,033,971    $ 571,549,799   $ 2,697,210,579
Cost of foreign currency
(Note 1)                                --              --                 --              --               --                --
--------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Operations
------------------------------------------------------------------------------------------------------------------------------
December 31, 1996
                                               Putnam VT       Putnam VT        Putnam VT         Putnam VT          Putnam VT
                                            Asia Pacific     Diversified     Global Asset     Global Growth         Growth and
                                             Growth Fund     Income Fund  Allocation Fund              Fund        Income Fund
------------------------------------------------------------------------------------------------------------------------------

Investment income:
Dividends                                    $ 1,442,437     $    651,106     $  7,481,576     $  19,926,380      $  128,572,182
Interest                                         409,923       32,072,470       17,087,758         2,864,752          21,956,070
Less: foreign taxes withheld                    (145,211)        (106,341)         (89,001)       (1,371,189)           (551,948)
 ................................................................................................................................
Total investment income                        1,707,149       32,617,235       24,480,333        21,419,943         149,976,304
 ................................................................................................................................
Expenses:
Compensation of Manager (Note 2)                 681,628        2,766,551        4,262,397         6,444,626          21,454,942
Investor servicing and custodian
fees (Note 2)                                    292,859          363,626          732,753         1,410,664           1,310,760
Compensation of Trustees (Note 2)                  8,237           22,473           32,674            51,623              92,227
Administrative services (Note 2)                   8,321            8,491           13,523            21,031              41,773
Reports to shareholders                            9,961           19,120           26,043            67,217             124,790
Auditing                                          28,990           44,319           48,488            47,796              68,382
Legal                                              7,300           20,252           12,129            22,232              70,618
Postage                                           13,428           35,624           78,253           134,139             256,081
Other                                                 --            2,619            7,557             7,630              31,236
 ................................................................................................................................
Total expenses                                 1,050,724        3,283,075        5,213,817         8,206,958          23,450,809
 ................................................................................................................................
Expense reduction (Note 2)                       (63,474)        (106,206)         (43,383)         (195,394)           (327,076)
Net expenses                                     987,250        3,176,869        5,170,434         8,011,564          23,123,733
 ................................................................................................................................
Net investment income (loss)                     719,899       29,440,366       19,309,899        13,408,379         126,852,571
 ................................................................................................................................
Net realized gain (loss)
on investments (Notes 1 and 3)                (2,086,162)       6,164,121       45,846,053        38,250,285         309,692,724
Net realized gain on futures
contracts (Note 1)                                    --               --        3,841,133                --                  --
Net realized gain on written options
(Notes 1 and 3)                                       --           65,000               --                --                  --
Net realized gain (loss) on foreign
currency transactions
(Note 1)                                       1,122,638       (2,126,989)       1,205,508        23,295,748                 494
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the year                                  525,121         (148,257)        (722,723)       (3,182,405)              7,924
Net unrealized appreciation (depreciation)
of investments, futures, and TBA sale
commitments during the year                    7,107,393        2,997,080       24,090,645        99,459,318         454,649,995
 ................................................................................................................................
Net gain (loss) on investments                 6,668,990        6,950,955       74,260,616       157,822,946         764,351,137
 ................................................................................................................................
Net increase in net assets resulting
from operations                               $7,388,889      $36,391,321      $93,570,515      $171,231,325       $891,203,708
--------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                               Putnam VT U.S.       Putnam VT
                                Putnam VT       Putnam VT    Putnam VT New         Government        Utilities    Putnam VT
                               High Yield           Money    Opportunities   and High Quality       Growth and      Voyager
                              Growth Fund     Market Fund             Fund          Bond Fund      Income Fund         Fund
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends                    $  2,056,317    $        --      $  1,875,819     $        --       $ 21,706,130      $  19,802,422
Interest                       60,524,517     20,504,430         4,586,640      53,714,946          7,236,255          6,753,911
Less: foreign taxes withheld           --             --           (38,376)             --           (163,831)          (315,245)
 ................................................................................................................................
Total investment income        62,580,834     20,504,430         6,424,083      53,714,946         28,778,554         26,241,088
 ................................................................................................................................
Expenses:
Compensation of Manager
(Note 2)                        4,142,115      1,689,370         7,144,796       4,628,688          3,753,576         15,143,788
Investor servicing and
custodian fees (Note 2)           292,826        221,141           582,144         346,024            338,515          1,063,357
Compensation of Trustees
(Note 2)                           30,829         16,729            39,310          35,833             25,464             87,120
Administrative services
(Note 2)                           12,630          6,865            20,964           9,464             13,785             35,922
Reports to shareholders            28,078          8,621            66,203          25,132             24,660            117,685
Auditing                           46,271         26,582            44,196          36,439             35,064             56,709
Legal                              31,196         17,530            24,789          12,486             14,545             47,956
Postage                            47,949         16,880           144,668          49,298             53,369            229,184
Other                               4,509          2,563                --              --              4,643             19,195
 ................................................................................................................................
Total expenses                  4,636,403      2,006,281         8,067,070       5,143,364          4,263,621         16,800,916
 ................................................................................................................................
Expense reduction (Note 2)       (125,190)        (1,748)         (187,206)        (66,922)          (102,147)          (236,551)
Net expenses                    4,511,213      2,004,533         7,879,864       5,076,442          4,161,474         16,564,365
 ................................................................................................................................
Net investment income (loss)   58,069,621     18,499,897        (1,455,781)     48,638,504         24,617,080          9,676,723
 ................................................................................................................................
Net realized gain (loss)
on investments (Notes 1 and 3)  7,121,738             --       (30,518,627)      2,233,938         38,110,862        151,713,129
Net realized gain on futures
contracts (Note 1)                     --             --                --       2,898,339                 --                 --
Net realized gain  on
written options (Notes 1
and 3)                                 --             --                --              --                 --                 --
Net realized gain (loss)
on foreign currency
transactions (Note 1)                  --             --               225        (158,736)            (1,928)                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign
currencies during the year             --             --               253         642,839               (107)                --
Net unrealized appreciation
(depreciation) of investments,
futures, and TBA sale
commitments during the year     9,330,741             --        71,887,399     (36,047,898)        25,666,424        126,735,828
 ................................................................................................................................
Net gain (loss)
on investments                 16,452,479             --        41,369,250     (30,431,518)        63,775,251        278,448,957
 ................................................................................................................................
Net increase in net
assets resulting from
operations                    $74,522,100    $18,499,897       $39,913,469     $18,206,986        $88,392,331       $288,125,680
--------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                                         Putnam VT                            Putnam VT                     Putnam VT
                                 Asia Pacific Growth Fund             Diversified Income Fund     Global Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------------
                               Year ended        Year ended        Year ended        Year ended       Year ended      Year ended
                              December 31       December 31       December 31       December 31      December 31     December 31
                                     1996              1995              1996              1995             1996            1995
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets
Operations:
Net investment
income (loss)             $    719,899         $    90,233     $  29,440,366     $  19,521,438     $  19,309,899   $  15,376,527
Net realized gain (loss)
on investments and
foreign currency
transactions                  (963,524)           (151,962)        4,102,132         6,168,362        50,892,694      30,375,882
Net unrealized
appreciation
(depreciation) of
investments and
assets and liabilities
in foreign currencies        7,632,514             644,071         2,848,823        17,173,203        23,367,922      56,425,021
 ................................................................................................................................
Net increase in net assets
resulting from operations    7,388,889             582,342        36,391,321        42,863,003        93,570,515     102,177,430
 ................................................................................................................................
Distributions to
shareholders:
From net investment
income                        (807,399)                 --       (20,930,343)      (11,017,722)      (15,253,707)     (7,825,970)
From net realized gain
on investments                      --                  --                --                --       (28,669,963)             --
In excess of net
realized gain                       --                  --                --                --                --              --
Return of capital                   --                  --                --                --                --              --
Increase from capital share
transactions (Note 4)       98,921,481          24,462,271       175,629,544        55,940,183       162,421,034      27,092,126
 ................................................................................................................................
Total increase in
net assets                 105,502,971          25,044,613       191,090,522        87,785,464       212,067,879     121,443,586
 ................................................................................................................................
Net assets:
Beginning of period         25,044,613                  --       303,720,793       215,935,329       535,666,380     414,222,794
 ................................................................................................................................
End of period             $130,547,584         $25,044,613      $494,811,315      $303,720,793      $747,734,259    $535,666,380
 ................................................................................................................................
Undistributed net
investment income (loss),
end of period            $   1,775,888         $   260,391     $  27,720,672     $  19,613,479     $  24,025,712   $  13,978,178
--------------------------------------------------------------------------------------------------------------------------------

*From May 1, 1995 (commencement of operations) to December 31, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





--------------------------------------------------------------------------------------------------------------------------------
                                         Putnam VT                          Putnam VT                         Putnam VT
                                    Global Growth Fund                Growth and Income Fund                High Yield Fund
--------------------------------------------------------------------------------------------------------------------------------
                               Year ended        Year ended        Year ended        Year ended       Year ended      Year ended
                              December 31       December 31       December 31       December 31      December 31     December 31
                                     1996              1995              1996              1995             1996            1995
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment
income (loss)             $    13,408,379     $  10,726,278   $   126,852,571   $    84,127,619    $  58,069,621   $  39,168,582
Net realized gain
(loss) on investments
andforeign currency
transactions                   61,546,033        27,182,770       309,693,218       149,378,098        7,121,738      (3,056,512)
Net unrealized
appreciation
(depreciation)
of investments
and assets and
liabilities in
foreign currencies             96,276,913        70,328,980       454,657,919       540,953,657        9,330,741      32,473,048
 ................................................................................................................................
Net increase in net assets
resulting from operations     171,231,325       108,238,028       891,203,708       774,459,374       74,522,100      68,585,118
 ................................................................................................................................
Distributions to shareholders:
From net investment income    (15,171,883)       (5,241,911)      (86,191,810)      (61,294,430)     (37,899,438)    (32,248,315)
From net realized gain
on investments                (33,603,350)      (12,181,203)     (150,161,126)      (34,820,960)              --              --
In excess of net
realized gain                          --                --                --                --               --              --
Return of capital                      --                --                --                --               --              --
Increase from capital share
transactions (Note 4)         390,837,723        70,957,272     1,711,942,726       726,581,767      234,827,985     135,010,928
 ................................................................................................................................
Total increase in net assets  513,293,815       161,772,186     2,366,793,498     1,404,925,751      271,450,647     171,347,731
 ................................................................................................................................
Net assets:
Beginning of period           831,593,017       669,820,831     3,312,306,104     1,907,380,353      498,467,152     327,119,421
 ................................................................................................................................
End of period              $1,344,886,832      $831,593,017    $5,679,099,602    $3,312,306,104     $769,917,799    $498,467,152
 ................................................................................................................................
Undistributed net
investment income
(loss), end
of period                $     29,235,076     $   9,392,474   $   123,367,843   $    82,592,880     $ 57,863,338   $  37,603,875
--------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------------------------------------------------------
                                         Putnam VT                           Putnam VT             Putnam VT U.S. Government
                                    Money Market Fund                  New Opportunities Fund      and High Quality Bond Fund
--------------------------------------------------------------------------------------------------------------------------------

                               Year ended        Year ended        Year ended        Year ended       Year ended      Year ended
                              December 31       December 31       December 31       December 31      December 31     December 31
                                     1996              1995              1996              1995             1996            1995
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment
income (loss)              $  18,499,897       $  12,801,231   $    (1,455,781)  $     (63,494)    $  48,638,504   $  42,109,222
Net realized gain (loss)
on investments and
foreign currency
transactions                          --                 --        (30,518,402)     (2,173,197)        4,973,541      20,343,716
Net unrealized
appreciation
(depreciation)
of investments
and assets and
liabilities in
foreign currencies                    --                 --         71,887,652      90,775,571       (35,405,059)     62,812,274
 ................................................................................................................................
Net increase in net assets
resulting from operations     18,499,897         12,801,231         39,913,469      88,538,880        18,206,986     125,265,212
 ................................................................................................................................
Distributions to
shareholders:
From net investment income   (18,499,897)       (12,801,231)                --          (7,784)      (45,290,232)   (42,687,165)
From net realized gain
on investments                        --                 --                 --        (208,404)               --             --
In excess of net
realized gain                         --                 --                 --         (63,823)               --             --
Return of capital                     --                 --                 --         (73,542)               --             --
Increase from capital share
transactions (Note 4)        173,919,002         19,149,356      1,119,174,604     358,331,301        58,982,695      23,988,472
 ................................................................................................................................
Total increase in
net assets                   173,919,002         19,149,356      1,159,088,073     446,516,628        31,899,449     106,566,519
 ................................................................................................................................
Net assets:
Beginning of period          263,213,299        244,063,943        515,108,624      68,591,996       747,024,114     640,457,595
 ................................................................................................................................
End of period               $437,132,301       $263,213,299     $1,674,196,697    $515,108,624      $778,923,563    $747,024,114
 ................................................................................................................................
Undistributed net
investment income
(loss), end
of period                   $         --       $         --    $        (3,300)   $         --     $  48,438,520   $  44,995,834
--------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





------------------------------------------------------------------------------------------------------------------
                                                       Putnam VT                              Putnam VT
                                            Utilities Growth and Income Fund                 Voyager Fund
------------------------------------------------------------------------------------------------------------------
                                               Year ended        Year ended        Year ended           Year ended
                                              December 31       December 31        December 31         December 31
                                                     1996              1995               1996                1995
------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income (loss)                $  24,617,080     $  20,963,802    $     9,676,723      $     7,023,583
Net realized gain (loss)
on investments and
foreign currency
transactions                                   38,108,934         8,862,877        151,713,129          111,497,412
Net unrealized appreciation
(depreciation)
of investments and assets and
liabilities in foreign currencies              25,666,317        90,894,818        126,735,828          371,780,860
 ...................................................................................................................
Net increase in net assets
resulting from operations                      88,392,331       120,721,497        288,125,680          490,301,855
 ...................................................................................................................
Distributions to shareholders:
From net investment income                    (21,053,914)      (20,768,768)        (9,627,813)          (3,305,106)
From net realized gain on investments                  --                --       (120,682,512)         (24,368,992)
In excess of net realized gain                         --                --                 --                   --
Return of capital                                      --                --                 --                   --
Increase from capital share
transactions (Note 4)                          59,629,931        46,338,634      1,123,442,297          510,632,179
 ...................................................................................................................
Total increase in net assets                  126,968,348       146,291,363      1,281,257,652          973,259,936
 ...................................................................................................................
Net assets:
Beginning of period                           530,460,686       384,169,323      2,000,232,380        1,026,972,444
 ...................................................................................................................
End of period                                $657,429,034      $530,460,686     $3,281,490,032       $2,000,232,380
 ...................................................................................................................
Undistributed net
investment income,
end of period                               $  24,041,912     $  20,548,328     $    6,892,836      $     6,843,926
-------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------
                                       Investment Operations                     Less Distributions:
                                                 Realized and                                   From     In Excess
                                                   Unrealized                     From           Net        of Net
                   Net Asset Value,        Net     Gain (Loss)  Total from         Net      Realized       Realized   Return
                      Beginning of  Investment             on   Investment  Investment       Gain on        Gain on       of
Period ended                Period      Income    Investments   Operations      Income   Investments    Investments   Capital
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund
December 31, 1996           $10.23      $  .05        $  .88        $  .93     $  (.15)        $  --            $--       $--
December 31, 1995*****       10.00         .06(a)(b)     .17           .23          --            --             --        --
 .............................................................................................................................
Putnam VT Diversified
Income Fund
December 31, 1996           $11.03       $ .80(a)      $ .11        $  .91     $  (.67)        $  --            $--       $--
December 31, 1995             9.74         .71          1.09          1.80        (.51)           --             --        --
December 31, 1994            10.23         .61         (1.04)         (.43)       (.06)           --             --        --
December 31, 1993***         10.00         .06           .17           .23          --            --             --        --
 .............................................................................................................................
Putnam VT Global Asset
Allocation Fund
December 31, 1996           $16.15      $  .43         $1.94        $ 2.37     $  (.44)        $(.83)           $--       $--
December 31, 1995            13.19         .47          2.74          3.21        (.25)           --             --        --
December 31, 1994            14.29         .35          (.71)         (.36)       (.29)         (.43)          (.02)       --
December 31, 1993            12.92         .30          1.87          2.17        (.55)         (.25)            --        --
December 31, 1992            12.77         .35           .41           .76        (.42)         (.19)            --        --
 .............................................................................................................................
Putnam VT Global
Growth Fund
December 31, 1996           $15.18      $  .17         $2.35        $ 2.52     $  (.25)     $   (.57)           $--       $--
December 31, 1995            13.48         .20          1.85          2.05        (.11)         (.24)            --        --
December 31, 1994            13.68         .13          (.26)         (.13)       (.05)         (.02)            --        --
December 31, 1993            10.48         .08          3.28          3.36        (.16            --             --        --
December 31, 1992            10.61         .10          (.14)         (.04)       (.09)           --             --        --
 .............................................................................................................................
Putnam VT Growth
and Income Fund
December 31, 1996           $21.47       $ .65(a)      $3.84        $ 4.49     $  (.51)       $ (.89)            $--      $--
December 31, 1995            16.44         .53          5.31          5.84        (.51)         (.30)             --       --
December 31, 1994            17.38         .50          (.48)          .02        (.38)         (.58)             --       --
December 31, 1993            15.93         .38          1.83          2.21        (.39)         (.37)             --       --
December 31, 1992            15.33         .39          1.04          1.43        (.42)         (.41)             --       --
 .............................................................................................................................
Putnam VT High Yield Fund
December 31, 1996           $12.37       $1.18(a)      $ .32        $ 1.50     $  (.91)        $  --             $--      $--
December 31, 1995            11.46         .91          1.05          1.96       (1.05)           --              --       --
December 31, 1994            12.53        1.05         (1.17)         (.12)       (.79)         (.14)           (.02)      --
December 31, 1993            11.17         .73          1.37          2.10        (.74)           --              --       --
December 31, 1992            10.12        1.26           .59          1.85        (.80)           --              --       --
 .............................................................................................................................
Putnam VT Money
Market Fund
December 31, 1996           $ 1.00      $.0497         $  --        $.0497     $(.0497)        $  --             $--      $--
December 31, 1995             1.00       .0533            --         .0533      (.0533)           --              --       --
December 31, 1994             1.00       .0377            --         .0377      (.0377)           --              --       --
December 31, 1993             1.00       .0276            --         .0276      (.0276)           --              --       --
December 31, 1992             1.00       .0352            --         .0352      (.0352)           --              --       --
 .............................................................................................................................
Putnam VT New
Opportunities Fund
December 31, 1996           $15.63      $ (.01)        $1.60        $ 1.59      $   --         $  --             $--      $--
December 31, 1995            10.82          --          4.84          4.84          --          (.02)             --     (.01)
December 31, 1994****        10.00          --(b)        .82           .82          --            --              --       --
 .............................................................................................................................
Putnam VT U.S. Government
and High Quality
Bond Fund
December 31, 1996           $13.74      $  .81        $ (.52)       $  .29     $  (.82)        $  --             $--      $--
December 31, 1995            12.22         .81          1.56          2.37        (.85)           --              --       --
December 31, 1994            13.53         .81         (1.24)         (.43)       (.66)         (.22)             --       --
December 31, 1993            12.85         .63           .78          1.41        (.61)         (.12)             --       --
December 31, 1992            12.57         .60           .28           .88        (.54)         (.06)             --       --
-----------------------------------------------------------------------------------------------------------------------------





PUTNAM VARIABLE TRUST
Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                    Investment                     Ratio of      Ratio of
                                                     Return at     Net Assets       Expenses   Net Income to              Average
                            Total Net Asset Value,   Net Asset  End of Period     to Average    Average Net  Portfolio commission
                    Distributions  End of Period    Value(%)(c) (in thousands)  Net Assets(%)(d) Assets(%)  Turnover(%) rate paid(e)
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund
December 31,           $  (.15)     $11.01          9.10          $   130,548      1.23          .84          66.10        $.0197
December 31, 1995*****      --       10.23          2.30*              25,045       .81(b)*      .72(b)*      67.72*
 ....................................................................................................................................
Putnam VT Diversified
Income Fund
December 31, 1996      $  (.67)     $11.27          8.81          $   494,811       .83         7.45         235.53
December 31, 1995         (.51)      11.03         19.13              303,721       .85         7.85         297.17
December 31, 1994         (.06)       9.74         (4.23)             215,935       .80         7.60         165.17
December 31, 1993***        --       10.23          2.30*              80,449       .28*        1.45*         40.83
 ....................................................................................................................................
Putnam VT Global
Asset Allocation
Fund
December 31, 1996       $ (1.27)    $17.25         15.62          $   747,734       .83         3.08         165.03        $.0475
December 31, 1995          (.25)     16.15         24.71              535,666       .84         3.31         150.88
December 31, 1994          (.74)     13.19         (2.50)             414,223       .76         3.19         150.21
December 31, 1993          (.80)     14.29         17.48              297,307       .72         3.28         192.48
December 31, 1992          (.61)     12.92          6.29              134,667       .79         3.84         141.87
 ....................................................................................................................................
Putnam VT Global
Growth Fund
December 31, 1996       $  (.82)    $16.88         17.20          $ 1,344,887       .76         1.25          79.18        $.0318
December 31, 1995          (.35)     15.18         15.67              831,593       .75         1.49          82.53
December 31, 1994          (.07)     13.48          (.96)             669,821       .77         1.21          41.55
December 31, 1993          (.16)     13.68         32.40              352,786       .75         1.38          47.00
December 31, 1992          (.09)     10.48          (.36)              86,854       .85         1.82          59.68
 ....................................................................................................................................
Putnam VT Growth
and Income Fund
December 31, 1996       $ (1.40)    $24.56         21.92          $ 5,679,100       .54         2.90          39.57        $.0517
December 31, 1995          (.81)     21.47         36.71            3,312,306       .57         3.34          50.87
December 31, 1994          (.96)     16.44          0.35            1,907,380       .62         3.64          46.43
December 31, 1993          (.76)     17.38         14.27            1,407,382       .64         3.49          62.63
December 31, 1992          (.83)     15.93          9.75              641,508       .69         3.79          39.58
 ....................................................................................................................................
Putnam VT High
Yield Fund
December 31, 1996       $  (.91)    $12.96         12.81          $   769,918       .76         9.57          62.72
December 31, 1995         (1.05)     12.37         18.32              498,467       .79         9.42          69.78
December 31, 1994          (.95)     11.46          (.94)             327,119       .74         9.79          62.09
December 31, 1993          (.74)     12.53         19.57              291,737       .67         9.88          85.59
December 31, 1992          (.80)     11.17         18.98              118,804       .71        11.53          84.24
 ....................................................................................................................................
Putnam VT Money
Market Fund
December 31, 1996       $(.0497)    $ 1.00          5.08          $   437,132       .53         4.93             --
December 31, 1995        (.0533)      1.00          5.46              263,213       .57         5.43             --
December 31, 1994        (.0377)      1.00          3.82              244,064       .55         3.90             --
December 31, 1993        (.0276)      1.00          2.79              129,329       .42         2.77             --
December 31, 1992        (.0352)      1.00          3.57              105,694       .48         3.49             --
 ....................................................................................................................................
Putnam VT New
Opportunities Fund
December 31, 1996        $   --     $17.22         10.17          $ 1,674,197       .72         (.13)         57.94        $.0488
December 31, 1995          (.03)     15.63         44.87              515,109       .84         (.03)         30.87
December 31, 1994****        --      10.82          8.20*              68,592       .47(b)*      .03(b)*      32.77*
 ....................................................................................................................................
Putnam VT U.S.
Government and High
Quality Bond Fund
December 31, 1996       $  (.82)    $13.21          2.42          $   778,924       .69         6.48         142.49
December 31, 1995          (.85)     13.74         20.44              747,024       .70         6.22         149.18
December 31, 1994          (.88)     12.22         (3.23)             640,458       .67         6.24         118.34
December 31, 1993          (.73)     13.53         11.28              735,386       .64         6.16          94.01
December 31, 1992          (.60)     12.85          7.49              435,906       .70         6.98          45.82
------------------------------------------------------------------------------------------------------------------------------------

See page 88 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST
Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------
                                       Investment Operations                     Less Distributions:
                                                 Realized and                                   From     In Excess
                                                   Unrealized                     From           Net        of Net
                   Net Asset Value,        Net     Gain (Loss)  Total from         Net      Realized       Realized   Return
                      Beginning of  Investment             on   Investment  Investment       Gain on        Gain on       of
Period ended                Period      Income    Investments   Operations      Income   Investments    Investments   Capital
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income
Fund
December 31, 1996           $13.28      $  .54         $1.49        $ 2.03      $  (.51)        $--             $--       $--
December 31, 1995            10.68         .53          2.65          3.18         (.58)         --              --        --
December 31, 1994            12.00         .60         (1.44)         (.84)        (.35)       (.12)           (.01)       --
December 31, 1993            10.71         .30          1.13          1.43         (.12)       (.02)             --        --
December 31, 1992**          10.00         .15(b)        .56           .71           --          --              --        --
 ....................................................................................................................................
Putnam VT Voyager Fund
December 31, 1996           $30.50      $  .09         $3.75        $ 3.84      $  (.13)     $(1.68)            $--       $--
December 31, 1995            22.20         .10          8.76          8.86         (.07)       (.49)             --        --
December 31, 1994            22.41         .07           .14           .21         (.05)       (.37)             --        --
December 31, 1993            19.21         .04          3.50          3.54         (.07)       (.27)             --        --
December 31, 1992            17.94         .07          1.72          1.79         (.08)       (.44)             --        --





PUTNAM VARIABLE TRUST
Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                   Investment                      Ratio of     Ratio of
                                                    Return at    Net Assets     Expenses to  Net Income to                Average
                            Total Net Asset Value,  Net Asset  End of Period    Average Net   Average Net  Portfolio    commission
                    Distributions  End of Period   Value(%)(c)  (in thousands)  Assets(%)(d)    Assets(%)  Turnover(%)  rate paid(e)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income
Fund
December 31, 1996     $  (.51)      $14.80          15.80         $  657,429       $  .73         4.22         61.94       $.0475
December 31, 1995        (.58)       13.28          31.08            530,461          .68         4.72         60.33
December 31, 1994        (.48)       10.68          (7.02)           384,169          .68         5.23         84.88
December 31, 1993        (.14)       12.00          13.42            443,281          .69         5.02         50.79
December 31, 1992**        --        10.71           7.10*            83,522          .64(b)      3.43(b)*     19.29*
 ....................................................................................................................................
Putnam VT Voyager Fund
December 31, 1996      $(1.81)      $32.53          12.97         $3,281,490       $  .63          .36         63.87       $.0544
December 31, 1995        (.56)       30.50          40.67          2,000,232          .68          .49         57.51
December 31, 1994        (.42)       22.20           1.04          1,026,972          .71          .40         62.44
December 31, 1993        (.34)       22.41          18.70            675,198          .66          .33         55.85
December 31, 1992        (.52)       19.21          10.36            317,225          .75          .56         48.17
------------------------------------------------------------------------------------------------------------------------------------

   *   Not annualized.
  **   For the period May 4, 1992 (commencement of operations) to December 31, 1992.
 ***   For the period September 15, 1993 (commencement of operations) to December 31, 1993.
 ****  For the period May 2, 1994 (commencement of operations) to December 31, 1994.
*****  For the period May 1, 1995 (commencement of operations) to December 31, 1995.
  (a)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
  (b)  Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of Putnam VT
       Asia Pacific Growth Fund for the period ended December 31, 1995 reflect a reduction of approximately $0.03 per share, expenses of Putnam VT New Opportunities Fund for the period ended December 31, 1994 reflect a reduction of approximately
       $0.02 per share, and expenses of Putnam VT Utilities Growth and Income Fund for the period ended December 31, 1992 reflect a reduction of approximately $0.01 per share.
  (c)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
  (d)  The ratio of expenses to average net assets for the periods ended December 31, 1995, and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).
  (e)  Certain funds are required to disclose the average commission rate paid per share for fiscal periods beginning on or after September 1, 1995.




PUTNAM VARIABLE TRUST

Notes to Financial Statements
December 31, 1996

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust"), formerly Putnam Capital Manager Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Utilities Growth and Income Fund, which is non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The Trust currently offers the following eleven funds: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund. The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market on which such securities are traded, or, if no sales are reported--as in the case of some securities traded over-the-counter--the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. (See Sections H and I with respect to the valuation of futures, options, and forward currency contracts.)

The valuation of Putnam VT Money Market Fund's portfolio is determined by means of the amortized cost method, which approximates market value, as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the funds' Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through their custodian, receive delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) TBA purchase commitments Each fund (except for Putnam VT Money Market Fund) may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which is in addition to the risk of decline in the value of a fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) TBA sale commitments Each fund (except Putnam VT Money Market
Fund) may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by a fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If a fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

G) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Trust after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

H) Forward currency contracts Each fund (except Putnam VT Money Market Fund) may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

I) Futures and options contracts Each fund (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund) may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund) may also write options on securities it owns or in which it invests to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

J) Federal income taxes Each fund of the Trust is a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held.

At December 31, 1996 the following funds had capital loss carryovers, which will expire on the following dates:

                             Loss Carryover       Expiration Date
--------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund                     $   202,000     December 31, 2003
                                  1,720,000     December 31, 2004
Putnam VT New                     1,756,000     December 31, 2003
Opportunities Fund               24,242,000     December 31, 2004
Putnam VT U.S. Government and
High Quality Bond Fund            5,831,000     December 31, 2002
--------------------------------------------------------------------

These capital loss carryovers may be used to offset realized gains, if any.

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized and unrealized gains on passive foreign investment companies, losses on wash sale transactions, defaulted bond interest, non-taxable dividends, interest on payment-in-kind securities, currency gains and losses on foreign bonds, deferred trustee fees, post-October loss deferrals, realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage backed securities, dividends payable, amortization of bond premium and market discounts. Reclassifications are made to the funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 1996, the funds reclassified the following amounts:

                                           Accumulated
                          Undistributed   Net Realized
                          Net                  Gain on
                          Investment        Investment     Paid-in-
                          Income          Transactions     Capital
--------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund               $ 1,602,997    $ (1,122,638)  $  (480,359)
Putnam VT Diversified
Income Fund                  (402,830)        319,835        82,995
Putnam VT Global Asset
Allocation Fund             5,991,342      (6,036,194)       44,852
Putnam VT Global
Growth Fund                21,606,106     (24,317,291)    2,711,185
Putnam VT Growth and
Income Fund                   114,202        (203,119)       88,917
Putnam VT High Yield Fund      89,280          (2,503)      (86,777)
Putnam VT Money
Market Fund                        --              --            --
Putnam VT New
Opportunities Fund          1,452,481            (225)   (1,452,256)
Putnam VT U.S. Government
and High Quality Bond Fund     94,414         (94,414)          --
Putnam VT Utilities Growth
and Income Fund               (69,582)         67,066        2,516
Putnam VT Voyager Fund             --          92,156      (92,156)
--------------------------------------------------------------------

The calculation of net investment income per share in the financial highlights table excludes these adjustments.

L) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

M) Beneficial Interest At December 31, 1996, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 90% to almost 100% of each fund is owned by accounts of one group of insurance companies.



NOTE 2 MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS


Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. The following summarizes the management fee rates in effect at December 31, 1996:

                                                               Rate
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                             0.80% of the first $500 million of average net assets,
                                                               0.70% of the next $500 million,
                                                               0.65% of the next $500 million,
                                                               0.60% of the next $5 billion,
                                                               0.575% of the next $5 billion,
                                                               0.555% of the next $5 billion,
                                                               0.54% of the next $5 billion,
                                                               and 0.53% of any excess thereafter.
 ...............................................................................................................................
Putnam VT Global Growth Fund                                   0.60% of average net assets.
 ...............................................................................................................................
Putnam VT Money Market Fund                                    0.45% of first $500 million of average net assets,
                                                               0.35% of the next $500 million,
                                                               0.30% of the next $500 million,
                                                               0.25% of the next $5 billion,
                                                               0.225% of the next $5 billion,
                                                               0.205% of the next $5 billion,
                                                               0.19% of the next $5 billion,
                                                               and 0.18% of any excess thereafter.
 ...............................................................................................................................
Putnam VT Growth and Income Fund and                           0.65% of first $500 million of average net assets,
Putnam VT U.S. Government and High Quality Bond Fund           0.55% of the next $500 million,
                                                               0.50% of the next $500 million,
                                                               0.45% of the next $5 billion,
                                                               0.425% of the next $5 billion,
                                                               0.405% of the next $5 billion,
                                                               0.39% of the next $5 billion,
                                                               and 0.38% of any excess thereafter.
 ...............................................................................................................................
Putnam VT Diversified Income Fund,                             0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund,                        0.60% of the next $500 million,
Putnam VT High Yield Fund,                                     0.55% of the next $500 million,
Putnam VT New Opportunities Fund,                              0.50% of the next $5 billion,
Putnam VT Utilities Growth and Income Fund,* and               0.475% of the next $5 billion,
Putnam VT Voyager Fund                                         0.455% of the next $5 billion,
                                                               0.44% of the next $5 billion,
                                                               and 0.43% of any excess thereafter.
-------------------------------------------------------------------------------------------------------------------------------
* Prior to July 11, 1996, management fee for Putnam VT Utilities Growth and Income Fund was 0.60% of average net assets of the fund
-------------------------------------------------------------------------------------------------------------------------------



Putnam Management voluntarily agreed to limit expenses of Putnam VT Asia Pacific Growth Fund to an annual rate of 1.2% of the fund's average daily net assets. The fund's expenses subject to this limitation are exclusive of brokerage, interest, taxes, insurance, amortization of deferred organization expenses, extraordinary expenses and credits from Putnam Fiduciary Trust Company ("PFTC"), a wholly-owned subsidiary of Putnam Investments, Inc., if any. This limitation expired on April 30, 1996.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT Utilities Growth and Income Fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At December 31, 1996, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The Trust reimburses Putnam Management for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the Trust. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by PFTC.
Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended December 31, 1996, each fund's expenses were reduced by the following amounts under expense offset arrangements with PFTC and brokerage service arrangements.

Putnam VT Asia Pacific Growth Fund            $ 63,474
Putnam VT Diversified Income Fund              106,206
Putnam VT Global Asset Allocation Fund          43,383
Putnam VT Global Growth Fund                   195,394
Putnam VT Growth and Income Fund               327,076
Putnam VT High Yield Fund                      125,190
Putnam VT Money Market Fund                      1,748
Putnam VT New Opportunities Fund               187,206
Putnam VT U.S. Government and
High Quality Bond Fund                          66,922
Putnam VT Utilities Growth and Income Fund     102,147
Putnam VT Voyager Fund                         236,551

Investor servicing and custodian fees reported in the Statement of operations exclude these credits. Each fund could have invested a portion of these assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the Trust receive an annual Trustees fee of $21,320 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in each fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.




NOTE 3 PURCHASES AND SALES OF SECURITIES


During the year ended December 31, 1996, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                            U.S. Government
                                                              Obligations                     Other Securities
------------------------------------------------------------------------------------------------------------------
                                                     Purchases           Sales          Purchases            Sales
------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                 $        --   $        --       $  150,403,843   $   52,304,341
Putnam VT Diversified Income Fund                  498,499,517   439,972,020          578,085,958      445,441,731
Putnam VT Global Asset Allocation Fund             351,082,130   359,446,835          744,960,533      588,659,855
Putnam VT Global Growth Fund                                --            --        1,158,003,884      808,142,072
Putnam VT Growth and Income Fund                            --            --        3,315,625,494    1,662,934,431
Putnam VT High Yield Fund                                   --            --          619,839,758      368,178,386
Putnam VT New Opportunities Fund                            --            --        1,689,757,472      604,837,542
Putnam VT U.S. Government and
High Quality Bond Fund                             825,182,067   762,223,207          318,028,599      314,781,340
Putnam VT Utilities Growth and Income Fund          35,903,978    27,594,520          330,669,558      305,652,500
Putnam VT Voyager Fund                                      --            --        2,497,092,643    1,586,046,241
------------------------------------------------------------------------------------------------------------------


Putnam VT Money Market Fund: Purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $8,389,690,217 and $8,218,711,301, respectively.

In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Written option transactions during the year are summarized as follows:

                                                       Contract Amounts           Premiums Received
------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Written options outstanding at beginning of year             $       --                     $    --
Options opened                                               20,000,000                      65,000
Options expired                                             (20,000,000)                    (65,000)
 ..................................................................................................................
Written options outstanding at end of year                   $       --                     $    --
------------------------------------------------------------------------------------------------------------------




NOTE 4 CAPITAL SHARES


At December 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:
                                                                                          For the period
                                                                                            May 1, 1995
                                                                                         (commencement of
                                                                                           operations to
                                                            Year ended December 31           December 31
-------------------------------------------------------------------------------------------------------------------
                                                                     1996                        1995
-------------------------------------------------------------------------------------------------------------------
                                                           Shares           Amount       Shares         Amount
-------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                            21,918,203     $231,641,486    5,079,125    $50,654,905
Shares issued in connection with
reinvestment of distributions                              75,653          807,399           --             --
 ...................................................................................................................
                                                       21,993,856      232,448,885    5,079,125     50,654,905
Shares repurchased                                    (12,587,259)    (133,527,404)  (2,630,277)   (26,192,634)
 ...................................................................................................................
Net increase                                            9,406,597     $ 98,921,481    2,448,848    $24,462,271
 ...................................................................................................................
                                                                         Year ended December 31
 ...................................................................................................................
                                                                     1996                         1995
 ...................................................................................................................
                                                           Shares           Amount       Shares         Amount
 ...................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                            17,338,498     $187,840,585    6,146,785    $64,169,357
Shares issued in connection with
reinvestment of distributions                           2,023,693       20,930,343    1,133,511     11,017,722
 ...................................................................................................................
                                                       19,362,191      208,770,928    7,280,296     75,187,079
Shares repurchased                                     (3,002,500)     (33,141,384)  (1,905,536)   (19,246,896)
 ...................................................................................................................
Net increase                                           16,359,691     $175,629,544    5,374,760    $55,940,183
 ...................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                             7,924,556     $128,215,964    3,576,518    $53,113,182
Shares issued in connection with
reinvestment of distributions                           2,859,612       43,923,670      572,911      7,825,970
 ...................................................................................................................
                                                       10,784,168      172,139,634    4,149,429     60,939,152
Shares repurchased                                       (607,406)      (9,718,600)  (2,388,987)   (33,847,026)
 ...................................................................................................................
Net increase                                           10,176,762     $162,421,034    1,760,442    $27,092,126
-------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------
                                                                          Year ended December 31
-------------------------------------------------------------------------------------------------------------------
                                                                     1996                         1995
-------------------------------------------------------------------------------------------------------------------
                                                           Shares           Amount       Shares         Amount
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
Shares sold                                            28,798,156    $ 454,669,574    12,808,443   $178,822,459
Shares issued in connection with
reinvestment of distributions                           3,200,475       48,775,233     1,356,940     17,423,114
 ....................................................................................................................
                                                       31,998,631      503,444,807    14,165,383    196,245,573
Shares repurchased                                     (7,105,719)    (112,607,084)   (9,069,293)  (125,288,301)
 ....................................................................................................................
Net increase                                           24,892,912    $ 390,837,723     5,096,090   $ 70,957,272
 ....................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                            66,808,703   $1,496,670,876    34,911,574   $670,155,121
Shares issued in connection with
reinvestment of distributions                          11,075,560      236,352,936     5,584,857     96,115,390
 ....................................................................................................................
                                                       77,884,263    1,733,023,812    40,496,431    766,270,511
Shares repurchased                                       (949,158)     (21,081,086)   (2,229,560)   (39,688,744)
 ....................................................................................................................
Net increase                                           76,935,105   $1,711,942,726    38,266,871   $726,581,767
 ....................................................................................................................
Putnam VT High Yield Fund
Shares sold                                            24,160,867    $ 299,690,321    20,402,208   $237,744,815
Shares issued in connection with
reinvestment of distributions                           3,195,567       37,899,438     2,953,143     32,248,315
 ....................................................................................................................
                                                       27,356,434      337,589,759    23,355,351    269,993,130
Shares repurchased                                     (8,235,236)    (102,761,774)  (11,586,104)  (134,982,202)
 ....................................................................................................................
Net increase                                           19,121,198    $ 234,827,985    11,769,247   $135,010,928
 ....................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                                    --    $ 833,765,470            --   $343,877,495
Shares issued in connection with
reinvestment of distributions                                  --       18,499,897            --     12,801,231
 ....................................................................................................................
                                                               --      852,265,367            --    356,678,726
Shares repurchased                                             --     (678,346,365)           --   (337,529,370)
 ....................................................................................................................
Net increase                                                   --    $ 173,919,002            --   $ 19,149,356
 ....................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                            68,915,384   $1,199,098,629    29,068,100   $388,540,076
Shares issued in connection with
reinvestment of distributions                                  --               --        30,039        353,553
 ....................................................................................................................
                                                       68,915,384     1,199,098,629   29,098,139    388,893,629
Shares repurchased                                     (4,655,563)      (79,924,025)  (2,490,522)   (30,562,328)
 ...................................................................................................................
Net increase                                           64,259,821    $1,119,174,604  26,607,617   $358,331,301
 ....................................................................................................................
Putnam VT U.S. Government
and High Quality Bond Fund
Shares sold                                             5,831,570     $  75,663,273    8,879,875   $113,577,691
Shares issued in connection
with reinvestment of
distributions                                           3,626,120        45,290,232    3,575,140     42,687,165
 ....................................................................................................................
                                                        9,457,690       120,953,505   12,455,015    156,264,856
Shares repurchased                                     (4,843,984)      (61,970,810) (10,513,126)  (132,276,384)
 ...................................................................................................................
Net increase                                            4,613,706     $  58,982,695    1,941,889   $ 23,988,472
-------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------
                                                                          Year ended December 31
-------------------------------------------------------------------------------------------------------------------
                                                                    1996                          1995
-------------------------------------------------------------------------------------------------------------------
                                                           Shares            Amount       Shares         Amount
-------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
Shares sold                                             5,898,033     $  79,634,977    5,530,720  $ 65,418,199
Shares issued in connection with
reinvestment of distributions                           1,621,989        21,053,914    1,939,194    20,768,768
 ...................................................................................................................
                                                        7,520,022       100,688,891    7,469,914    86,186,967
Shares repurchased                                     (3,062,600)      (41,058,960)  (3,483,831)  (39,848,333)
 ...................................................................................................................
Net increase                                            4,457,422     $  59,629,931    3,986,083  $ 46,338,634
 ...................................................................................................................
Putnam VT Voyager Fund
Shares sold                                            33,822,429    $1,078,995,895   20,723,279  $546,895,857
Shares issued in connection with
reinvestment of distributions                           4,259,886       130,310,325    1,179,126    27,674,098
 ...................................................................................................................
                                                       38,082,315     1,209,306,220   21,902,405   574,569,955
Shares repurchased                                     (2,778,771)      (85,863,923)  (2,590,280)  (63,937,776)
 ...................................................................................................................
Net increase                                           35,303,544    $1,123,442,297   19,312,125  $510,632,179
-------------------------------------------------------------------------------------------------------------------
*Putnam VT Money Market Fund transactions were at a constant net asset value of $1.00 per share.




[THIS PAGE INTENTIONALLY LEFT BLANK]



PUTNAM VARIABLE TRUST

Results of December 5, 1996 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on December 5, 1996. At the meeting, each of the nominees for Trustees was elected, as follows:

                                   Putnam Variable Trust

                                Votes for    Votes withheld
Jameson Adkins Baxter       1,116,288,234        23,372,229
Hans H. Estin               1,116,475,551        23,184,912
John A. Hill                1,116,577,571        23,082,892
Ronald J. Jackson           1,116,470,036        23,190,427
Elizabeth T. Kennan         1,115,797,665        23,862,798
Lawrence J. Lasser          1,116,851,005        22,809,458
Robert E. Patterson         1,116,715,152        22,945,311
Donald S. Perkins           1,116,412,123        23,248,340
William F. Pounds           1,116,537,372        23,123,091
George Putnam               1,116,346,318        23,314,145
George Putnam, III          1,116,194,622        23,465,841
Eli. Shapiro                1,114,773,906        24,886,557
A.J.C. Smith                1,116,753,131        22,907,332
W. Nicholas Thorndike       1,116,437,126        23,223,337

A proposal to ratify the selection of Price Waterhouse LLP as auditors for the fund was approved as follows; 1,088,978,752 votes for, and 6,167,133 votes against, with 44,514,578 abstentions and broker non-votes.



PUTNAM VARIABLE TRUST
Results of December 5, 1996 shareholder meeting


-------------------------------------------------------------------------------------------------------------------------------
                  Putnam VT Asia Pacific Growth Fund              Putnam VT Diversified                    VT Global
                                                                    Income Fund Putnam               Asset Allocation Fund

-------------------------------------------------------------------------------------------------------------------------------
                                           Abstentions                          Abstentions                         Abstentions
                       Votes      Votes     and Broker        Votes      Votes   and Broker       Votes       Votes and  Broker
                         For    Against      Non-Votes          For    Against    Non-Votes         For     Against   Non-Votes
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to diversification
of investments
was approved
as follows                --         --             --   37,032,601  1,053,644    1,880,166  37,808,384   1,231,940   1,836,443
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to investments
in the securities
of a single issuer
was approved
as follows         9,683,473    333,183        447,522   36,665,409  1,306,955    1,994,047  37,472,138   1,433,949   1,970,680
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction
with respect
to making
loans through
purchases
of debt
obligations,
repurchase
agreements
and securities
loans was
approved
as follows         9,477,464    468,960        517,754   36,266,718  1,772,768    1,926,925  36,788,060   2,083,298   2,005,409
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to investments
in real estate
was approved
as follows         9,569,960    414,059        480,159   36,706,245  1,305,035    1,955,131  37,402,079   1,530,417   1,944,271
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to concentration
of its assets
was approved
as follows         9,701,448    313,987        448,743   36,999,181  1,016,704    1,950,526  37,765,909   1,198,798   1,912,060
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to senior
securities
was approved
as follows         9,675,682    327,050        461,446   37,068,312    943,856    1,954,243  37,805,884   1,119,573   1,951,310
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to investments
in commodities
or commodity
contracts was
approved
as follows         9,629,078    360,343        474,757   36,617,295  1,487,182    1,861,934  37,040,751   1,815,017   2,020,999
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to investments
in securities
of issuers
in which
management
of the fund
or Putnam
Investment
Management,
Inc. owns
securities
was approved
as follows         9,473,077    505,597        485,504   36,266,438  1,688,592    2,011,381  36,863,690   1,987,798   2,025,279
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to margin
transactions
was approved
as follows         9,406,856    557,027        500,295   36,026,859  1,925,439    2,014,113  36,575,385   2,226,086   2,075,296
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to short sales
was approved
as follows         9,428,604    530,477        505,097   35,958,150  1,976,578    2,031,683  36,556,499   2,198,474   2,121,794
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
which limits
the fund's
ability to
pledge assets
was approved
as follows         9,396,758    567,790        499,630    36,021,904  1,854,631   2,089,876  36,495,101   2,282,933   2,098,733
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to investments
in restricted
securities was
approved
as follows                --         --             --    36,122,636  1,723,915   2,119,860  36,913,794   1,860,871   2,102,102
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to investments
in certain oil,
gas and mineral
interests was
approved
as follows         9,494,269    474,472        495,437    36,446,909  1,570,084   1,949,418  37,135,473   1,713,033   2,028,261
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to invest to
gain control
of a company's
management
was approved
as follows         9,539,355    419,167        505,656    36,393,626  1,471,862   2,100,923  36,983,704   1,737,356   2,155,707
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's Agreement
and Declaration
of  Trust of
Putnam Capital
Manager Trust
to permit the
issuance of
additional
classes of
shares was
approved as
follows            9,558,990    424,553        480,635    36,681,160  1,213,650   2,071,601  37,129,027   1,595,920   2,151,820
-------------------------------------------------------------------------------------------------------------------------------





PUTNAM VARIABLE TRUST
Results of December 5, 1996 shareholder meeting



-------------------------------------------------------------------------------------------------------------------------------
                         Putnam VT Global Growth Fund      Putnam VT Growth and Income Fund    Putnam VT Global High Yield Fund
-------------------------------------------------------------------------------------------------------------------------------
                                         Abstentions                           Abstentions                          Abstentions
                        Votes      Votes  and Broker        Votes        Votes  and Broker        Votes       Votes and  Broker
                          For    Against  Non-Votes           For      Against   Non-Votes          For     Against   Non-Votes
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction
with respect to
diversification
of investments
was approved
as follows         66,987,543  2,390,767  3,450,798   193,742,501   6,283,595   10,386,953   48,491,879   1,727,366   2,587,942
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction
with respect to
investments in
the securities
of a single
issuer was
approved as
follows            66,283,743  2,849,237  3,696,128   190,771,088   8,434,024   11,207,937   47,792,327   2,194,820   2,820,040
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect to
making loans
through
purchases of debt
obligations,
repurchase
agreements and
securities loans
was approved
as follows         64,911,656  4,238,605  3,678,847   187,084,390  12,563,173   10,765,486   47,029,925   2,954,176   2,823,086
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction with
respect to
investments in
real estate was
approved as
follows            66,303,194  3,012,896  3,513,018   190,501,873   9,219,827   10,691,349   47,790,457   2,352,758   2,663,972
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to concentration
of its assets
was approved
as follows         66,934,137  2,366,911  3,528,060   193,255,444   6,235,407   10,922,198   48,372,699   1,785,011   2,649,477
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect to
senior securities
was approved
as follows         66,874,023  2,381,803  3,573,282   193,044,430   6,324,144   11,044,475   48,356,418   1,633,377   2,817,392
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect to
investments in
commodities or
commodity contracts
was approved
as follows         65,714,864  3,559,474  3,554,770   189,206,624  10,476,224   10,730,201   47,271,485   2,811,524   2,724,178
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's fundamental
investment
restriction
with respect
to investments
in securities
of issuers
in which
management
of the fund
or Putnam
Investment
Management, Inc.
owns securities
was approved
as follows         65,393,050  3,739,767  3,696,291   188,231,347  10,677,344   11,504,358   47,154,906   2,860,988   2,791,293
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's fundamental
investment
restriction
with respect to
margin transactions
was approved
as follows         64,617,041  4,458,184  3,753,883   185,635,875  13,097,102   11,680,072   46,457,538   3,388,220   2,961,429
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's fundamental
investment
restriction
with respect
to short sales
was approved
as follows         64,703,920  4,351,864  3,773,324   185,907,461  12,856,699   11,648,889   46,573,669   3,334,775   2,898,743
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's fundamental
investment
restriction
which limits
the fund's
ability to
pledge assets
was approved
as follows         64,748,675  4,322,664  3,757,769   186,117,600  12,628,909   11,666,540   46,654,842   3,192,318   2,960,027
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's fundamental
investment
restriction
with respect to
investments in
restricted
securities
was approved
as follows         65,194,119  3,808,672  3,826,317   187,877,871  10,688,049   11,847,129   47,066,075   2,788,763   2,952,349
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's fundamental
investment
restriction
with respect to
investments in
certain oil,
gas and mineral
interests was
approved as
follows            65,807,793  3,381,166  3,640,149   189,689,762   9,720,210   11,003,077   47,397,977   2,598,938   2,810,272
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's fundamental
investment
restriction
with respect to
invest to gain
control of a
company's
management
was approved
as follows         65,761,893  3,250,098  3,817,117   188,889,561   9,951,566   11,571,922   47,275,850   2,635,750   2,895,587
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
Agreement and
Declaration of
Trust of Putnam
Capital Manager
Trust to permit
the issuance
of additional
classes of
shares
was approved
as follows         65,963,673  3,208,387  3,657,048   190,205,402   8,849,875   11,357,772   47,539,977   2,396,447   2,870,763
-------------------------------------------------------------------------------------------------------------------------------






PUTNAM VARIABLE TRUST
Results of December 5, 1996 shareholder meeting



-------------------------------------------------------------------------------------------------------------------------------
                  Putnam VT Money Market Fund     Putnam VT New Opportunities Fund   Putnam VT Utilities Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
                                     Abstentions                        Abstentions                                 Abstentions
                   Votes      Votes   and Broker    Votes       Votes    and Broker      Votes         Votes        and  Broker
                     For    Against    Non-Votes      For     Against     Non-Votes        For       Against          Non-Votes
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction with
respect to
diversification
of investments
was approved
as follows          401,517,969  14,908,861  23,429,353          --          --         --           --          --          --
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction with
respect to
investments in
the securities
of a single
issuer was
approved as
follows             392,914,007  19,460,741  27,481,435  71,389,133  3,063,018   3,725,862   39,915,836   1,406,202   2,657,734
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction
with respect
to making
loans through
purchases
of debt
obligations,
repurchase
agreements
and securities
loans
was approved
as follows          385,895,411  28,661,776  25,298,996  69,491,114  4,902,633   3,784,266   38,970,597   2,279,180   2,729,995
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction
with respect
to investments
in real estate
was approved
as follows          396,082,602  19,676,338  24,097,243  70,541,730  3,987,060   3,649,223   39,597,029   1,788,331   2,594,412
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction
with respect
to concentration
of its assets
was approved
as follows          397,741,048  15,130,536  26,984,599  71,647,680  2,793,203   3,737,130   39,895,813   1,500,796   2,583,163
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction
with respect
to senior
securities
 was approved
as follows          398,459,228  15,726,182  25,670,773  71,615,163  2,750,424   3,812,426   40,092,439   1,351,106   2,536,227
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
fundamental
investment
restriction
with respect
to investments
in commodities
or commodity
contracts was
approved as
follows             387,182,070  25,746,914  26,927,199  70,144,361  4,304,633   3,729,019   39,024,273   2,312,797   2,642,702
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to investments
in securities
of issuers
in which
management of
the fund or
Putnam
Investment
Management,
Inc. owns
securities
was approved
as follows          386,333,979  26,381,065  27,141,139  69,912,558  4,406,707   3,858,748   39,052,973   2,341,762   2,585,037
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to margin
transactions
was approved
as follows          379,529,736  32,631,055  27,695,392  68,842,000  5,324,831   4,011,182   38,310,896   2,864,193   2,804,683
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to short sales
was approved
as follows          380,905,089  31,211,820  27,739,274  68,715,980  5,391,069   4,070,964   38,536,759   2,613,561   2,829,452
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
which limits
the fund's
ability to
pledge assets
was approved
as follows          382,933,517  28,363,945  28,558,721  68,923,707  5,177,019   4,077,287   38,525,546   2,689,744   2,764,482
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to investments
in restricted
securities
was approved
as follows          384,234,819  25,648,508  29,972,856          --         --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to investments
in certain oil,
gas and mineral
interests
was approved
as follows          389,512,985  22,798,217  27,544,981  70,322,006  3,973,334   3,882,673   39,395,864   1,958,736   2,625,172
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to invest to
gain control
of a company's
management
was approved
as follows          390,293,448  21,313,256  28,249,479  70,249,812  4,036,461   3,891,740   39,130,623   2,138,113   2,711,036
-------------------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's
Agreement and
Declaration
of  Trust
of Putnam
Capital
Manager
Trust
to permit
the issuance
of additional
classes of
shares was
approved as
follows             389,145,339  23,340,011  27,370,833  70,610,244  3,805,420   3,762,349   39,396,235   1,889,938   2,693,599
-------------------------------------------------------------------------------------------------------------------------------





PUTNAM VARIABLE TRUST
Results of December 5, 1996 shareholder meeting


-------------------------------------------------------------------------------------------------------------------
                                  Putnam VT U.S. Government and
                                     High Quality Bond Fund                  Putnam VT Voyager Fund
-------------------------------------------------------------------------------------------------------------------
                                                        Abstentions                                     Abstentions
                              Votes          Votes       and Broker        Votes            Votes        and Broker
                                For        Against        Non-Votes          For          Against         Non-Votes
-------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction with
respect to
diversification
of investments
was approved
as follows               54,876,533      1,786,044        2,781,067   83,506,041        3,116,561         4,223,548
-------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction with
respect to
investments in
the securities
of a single
issuer was
approved as
follows                  54,157,580      2,232,979        3,053,085   82,230,177        4,114,292         4,501,681
-------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to making loans
through purchases
of debt
obligations,
repurchase
agreements and
securities loans
was approved
as follows               53,365,592      2,991,102        3,086,950   80,498,886        5,920,821         4,426,443
-------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to investments
in real estate
was approved
as follows               54,323,978      2,218,451        2,901,215   82,141,149        4,304,403         4,400,598
-------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to concentration
of its assets
was approved
as follows               54,774,704      1,601,029        3,067,911   83,193,512        3,079,091         4,573,547
-------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to senior
securities
was approved
as follows               54,730,063      1,694,857        3,018,724   83,063,736        3,144,936         4,637,478
-------------------------------------------------------------------------------------------------------------------
A proposal to
amend the fund's
fundamental
investment
restriction
with respect
to investments
in commodities or
commodity contracts
was approved
as follows               53,665,263      2,636,335        3,142,046   81,420,912        4,969,028         4,456,210
-------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to investments
in securities
of issuers
in which
management
of the fund
or Putnam
Investment
Management,
Inc. owns
securities
was approved
as follows               53,678,385      2,700,259        3,065,000   81,189,528        5,096,011         4,560,611
-------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to margin
transactions
was approved
as follows               53,052,067      3,182,164        3,209,413   80,041,703        6,037,650         4,766,797
-------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to short sales
was approved
as follows               53,122,978      3,074,450        3,246,216   79,982,679        6,115,153         4,748,318
-------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
which limits
the fund's
ability to
pledge assets
was approved
as follows               53,152,454      3,084,808        3,206,382   80,079,666        6,003,351         4,763,133
-------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to investments
in restricted
securities
was approved
as follows               53,490,359      2,806,513        3,146,772   81,075,830        4,961,362         4,808,958
-------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to investments
in certain oil,
gas and mineral
interests was
approved as
follows                  54,343,353      2,136,946        2,963,345   81,781,981        4,466,716         4,597,453
-------------------------------------------------------------------------------------------------------------------
A proposal to
eliminate the
fund's
fundamental
investment
restriction
with respect
to invest to
gain control
of a company's
management was
approved as
follows                  53,836,301      2,510,655        3,096,688   81,752,192        4,414,624         4,679,334
-------------------------------------------------------------------------------------------------------------------
A proposal to
amend the
fund's Agreement
and Declaration
of  Trust of
Putnam Capital
Manager Trust
to permit the
issuance of a
dditional classes
of shares
was approved
as follows               54,094,479      2,217,705       3,131,460   81,974,438         4,296,476         4,575,236
-------------------------------------------------------------------------------------------------------------------




[THIS PAGE INTENTIONALLY LEFT BLANK]



[THIS PAGE INTENTIONALLY LEFT BLANK]




Hartford Life Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

The Hartford Life Insurance Companies
Variable Trust Separate Accounts

FUND INFORMATION
Investment Manager
Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
Putnam Fiduciary
Trust Company

Legal Counsel
Ropes & Gray

Separate Accounts
Hartford Life Insurance Companies

Underwriter
Hartford Equity Sales Company, Inc. (HESCO)

Trustees
George Putnam, Chairman,
William F. Pounds, Vice Chairman,
James Adkins Baxter, Hans H. Estin,
John A. Hill, Ronald J. Jackson,
Elizabeth T. Kennan, Lawrence J. Lasser,
Robert E. Patterson, Donald S. Perkins,
George Putnam, III, Eli Shapiro,
A.J.C. Smith, W. Nicholas Thorndike

26986     2/97
HL-12010-17

-------------------
Bulk Rate
U.S. Postage
Paid
Permit No. 1
Hartford, CT
-------------------


PUTNAM INVESTMENTS


This report has been prepared for the contract owners of Putnam Capital Manager Trust variable insurance separate accounts issued by the Hartford Life Insurance Companies. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the Separate Accounts' policies, charges and other matters of interest for the prospective investor.